UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

(b)	Not applicable.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Semi-Annual Report (Unaudited) For the Six Months Ended September 30, 2022

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

September 30, 2022 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
North America	65.4%
Europe	1.7
South America	1.2
Asia	0.9
Middle East	0.2
Africa	0.1
Oceania	0.0 [1]
Other [2,3]	17.5
Securities Sold Short	(39.5)
Other Assets and Liabilities [4]	52.5

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Warrants, Rights, Commodities, Repurchase Agreements and Purchased Options.
[3]	See the below table for a geographic breakdown of Sovereign Debt.
[4]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Sovereign Debt Geographic Breakdown	Percentage of Total Net Assets
Middle East	0.8%
South America	0.4
Asia	0.4
North America	0.2
Europe	0.1
Africa	0.0 [1]

Total	1.9%

[1]	Represents less than 0.1%.

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed Securities	27.4%
Common Stock	19.2
Investments in Investee Funds	9.8
Corporate Bonds & Notes	5.2
Asset-Backed Securities	3.7
Repurchase Agreement	3.6
Bank Debt	3.2
Sovereign Debt	1.9
U.S. Treasury Notes	0.6
Exchange-Traded Funds	0.3
Preferred Stock	0.2

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2022 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Convertible Bonds	0.1%
U.S. Government Sponsored Agency Securities	0.1
Municipals	0.0	[2]
Warrants	0.0	[2]
Rights	0.0	[2]
Other[1]	11.7
Securities Sold Short	(39.5)
Other Assets and Liabilities[3]	52.5

Total	100.0%

[1]	Includes Commodities and Purchased Options.
[2]	Represents less than 0.1%.
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Net Assets
AAA/Aaa[2]	2.6%
AA/Aa	0.1
A	0.3
BBB/Baa	1.3
BB/Ba	2.1
B	3.8
CCC/Caa	3.0
CC/Ca	0.2
C	0.2
D	0.1
Not Rated[3]	28.5
Other[4]	57.8

Total Net Assets	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[3]

Includes all Not Rated Fixed Income Securities held long, including Agency-Guaranteed that are guaranteed by the Federal National Mortgage Association or the Government National Mortgage Association, which represents 22.3% of Total Net Assets.

[4]	Includes all Non-Fixed Income securities and Fixed Income securities held short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2022 (Unaudited)

Industry	Percentage of Total Net Assets
Financial Services	9.4%
Software & Technology Services	2.6
Health Care	2.0
Media	1.1
Tech Hardware & Semiconductors	0.9
Oil & Gas	0.7
Health Care Facilities & Services	0.7
Industrial Services	0.6
Industrial Other	0.6
Industrial Products	0.5
Travel & Lodging	0.5
Airlines	0.5
Machinery Manufacturing	0.4
Consumer Discretionary Services	0.4
Pipeline	0.4
Consumer Discretionary Products	0.4
Banking	0.4
Materials	0.4
Food & Beverage	0.4
Retail - Consumer Discretionary	0.3
Entertainment Resources	0.3
Consumer Services	0.3
Restaurants	0.3
Chemicals	0.3
Retail & Wholesale - Discretionary	0.3
Consumer Staple Products	0.3
Refining & Marketing	0.2
Pharmaceuticals	0.2
Consumer Finance	0.2
Containers & Packaging	0.2
Consumer Products	0.2
Publishing & Broadcasting	0.2
Real Estate	0.2
Renewable Energy	0.2
Integrated Oils	0.1
Exploration & Production	0.1
Automobiles Manufacturing	0.1
Transportation & Logistics	0.1
Utilities	0.1
Internet Media	0.1
Metals & Mining	0.1
Software & Services	0.1
Banks	0.1
Home Improvement	0.1
Property & Casualty Insurance	0.1
Insurance	0.1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

September 30, 2022 (Unaudited)

Industry	Percentage of Total Net Assets
Leisure Products	0.1%
Commercial Finance	0.1
Apparel & Textile Products	0.0	[1]
Telecommunications	0.0	[1]
Retail & Wholesale - Staples	0.0	[1]
Biotechnology & Pharmaceuticals	0.0	[1]
Private Equity	0.0	[1]
Retail - Discretionary	0.0	[1]
Waste & Environmental Services & Equipment	0.0	[1]
Other[2]	59.0
Securities Sold Short	(39.5)
Other Assets and Liabilities[3]	52.5

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, Exchange-Traded Funds, Warrants, Rights, Investments in Investee Funds, Commodities, Repurchase Agreements and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

September 30, 2022 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 87.0%
COMMON STOCK — 19.2%
Africa — 0.0%
Materials — 0.0%
Gold Fields Ltd., ADR	45,100	$364,859
IAMGOLD Corp. (a)	21,300	22,791

		387,650

Total Africa		387,650

Asia — 0.3%
Banking — 0.0%
ICICI Bank Ltd., ADR	1,600	33,552

Consumer Discretionary Products — 0.1%
Kandi Technologies Group, Inc.	300	633
Li Auto, Inc., ADR (a)	82,200	1,891,422
Niu Technologies, ADR (a)	7,200	29,520
XPeng, Inc., ADR	19,400	231,830

		2,153,405

Consumer Discretionary Services — 0.0%
Melco Resorts & Entertainment Ltd., ADR	1,000	6,630
New Oriental Education & Technology Group, Inc., ADR (a)	25,910	621,063
TAL Education Group, ADR (a)	28,400	140,296

		767,989

Financial Services — 0.1%
Bridgetown Holdings Ltd., Class A (a)	9,406	94,342
Catcha Investment Corp., Class A (a)	12,099	119,780
Futu Holdings Ltd., ADR (a)	200	7,458
L Catterton Asia Acquisition Corp., Class A (a),(b),(c)	310,002	3,078,320
Noah Holdings Ltd., ADR (a)	1,700	22,457

		3,322,357

Health Care — 0.0%
I-Mab, ADR (a)	5,400	21,654
Sinovac Biotech Ltd. (a),(d)	200	1,294

		22,948

Industrial Products — 0.0%
China Yuchai International Ltd.	245	1,786
Hollysys Automation Technologies Ltd.	3,400	58,140

		59,926

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Services — 0.0%
Euro Tech Holdings Co. Ltd.	150	$184
Grindrod Shipping Holdings Ltd.	2,200	52,646
Textainer Group Holdings Ltd.	1,100	29,546

		82,376

Media — 0.0%
Autohome, Inc., ADR	8,900	255,964
GigaMedia Ltd.	100	125
Hello Group, Inc., ADR	800	3,696
HUYA, Inc., ADR (a)	1,900	4,218
Tencent Music Entertainment Group, ADR (a)	116,600	473,396
Weibo Corp., ADR (a)	1,400	23,940

		761,339

Real Estate — 0.0%
Nam Tai Property, Inc. (a)	3,700	15,596

Retail & Wholesale—Discretionary — 0.0%
MINISO Group Holding Ltd., ADR (a)	100	549
Pinduoduo, Inc., ADR (a)	23,100	1,445,598

		1,446,147

Software & Technology Services — 0.0%
Agora, Inc., ADR (a)	11,000	39,930
WNS Holdings Ltd., ADR (a)	500	40,920

		80,850

Tech Hardware & Semiconductors — 0.1%
ChipMOS Technologies, Inc., ADR	600	11,118
Fabrinet (a)	100	9,545
MagnaChip Semiconductor Corp. (a)	4,600	47,104
NXP Semiconductors NV	4,400	649,044
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,900	3,832,504
United Microelectronics Corp., ADR	27,300	152,061
Zepp Health Corp., ADR	400	548

		4,701,924

Total Asia		13,448,409

Europe — 0.4%
Biotechnology & Pharmaceuticals — 0.0%
Contra Aduro Biotech I (a),(d)	1,040	0

Consumer Staple Products — 0.0%
Coca-Cola Europacific Partners plc	8,200	349,484
Nomad Foods Ltd.	300	4,260

		353,744

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Financial Services — 0.1%
IX Acquisition Corp., Class A (a)	20,004	$198,840
ScION Tech Growth I, Class A (a),(b)	146,939	1,465,716
ScION Tech Growth II, Class A (a),(b),(c)	300,000	2,982,000

		4,646,556

Health Care — 0.1%
Affimed NV (a)	500	1,030
Amarin Corp. plc, ADR (a)	17,000	18,530
Artelo Biosciences, Inc.	594	2,049
AstraZeneca PLC, ADR	1,300	71,292
ATAI Life Sciences NV (a)	5,000	16,550
Bicycle Therapeutics plc, ADR (a)	5,200	120,952
Compass Pathways plc, ADR (a)	2,400	25,752
Fresenius Medical Care AG & Co. KGaA, ADR	4,300	60,372
Galecto, Inc. (a)	1,600	3,024
Genfit, ADR (a)	200	730
Koninklijke Philips NV	4,762	73,287
Merus NV (a)	1,700	34,051
Novartis AG, ADR	23,100	1,755,831
ProQR Therapeutics NV (a)	3,500	2,604
Prothena Corp. plc (a)	4,500	272,835
Verona Pharma plc, ADR	3,200	32,704

		2,491,593

Industrial Products — 0.0%
Arrival SA (a)	34,400	27,768
Luxfer Holdings plc	1,500	21,750

		49,518

Industrial Services — 0.1%
Ardmore Shipping Corp. (a)	7,400	67,562
Diana Shipping, Inc.	2,353	8,494
EuroDry Ltd. (a)	500	6,500
Frontline Ltd.	62,300	680,939
GasLog Partners LP	9,100	46,956
Golden Ocean Group Ltd.	10,120	75,597
Safe Bulkers, Inc.	1,800	4,446
Scorpio Tankers, Inc.	16,300	685,252
SFL Corp. Ltd.	16,500	150,315
Star Bulk Carriers Corp.	1,600	27,968
StealthGas, Inc. (a)	1,000	2,560
TORM plc, A Shares	3,100	62,899
Tsakos Energy Navigation Ltd.	6,100	93,147

		1,912,635

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
Amcor plc	1,900	$20,387
ArcelorMittal	28,700	571,417
Mercer International, Inc.	3,800	46,740

		638,544

Oil & Gas — 0.1%
BP plc (c)	67,548	322,770
BP plc, ADR	19,300	551,015
Eni SpA (c)	69,634	740,119
Equinor ASA (c)	24,282	800,789
Shell plc (c)	95,196	2,374,485
TechnipFMC plc (a)	126,600	1,071,036
TotalEnergies SE (c)	15,288	717,230

		6,577,444

Software & Technology Services — 0.0%
Endava plc, ADR (a)	900	72,567
Materialise NV, ADR (a)	2,100	22,491
SAP SE, ADR	1,200	97,500

		192,558

Tech Hardware & Semiconductors — 0.0%
Telefonaktiebolaget LM Ericsson, ADR	200	1,148

Total Europe		16,863,740

Middle East — 0.1%
Consumer Discretionary Products — 0.0%
Innoviz Technologies Ltd. (a)	3,700	19,277

Consumer Discretionary Services — 0.0%
NEOGAMES SA (a)	1,400	18,060

Financial Services — 0.0%
ION Acquisition Corp., 3 Ltd., Class A (a),(b),(c)	209,600	2,068,752

Health Care — 0.0%
Compugen Ltd. (a)	24,200	15,899
Oramed Pharmaceuticals, Inc. (a)	6,200	40,176
Teva Pharmaceutical Industries Ltd., ADR (a)	12,100	97,647
Vascular Biogenics Ltd.	2,400	373

		154,095

Industrial Products — 0.0%
Camtek Ltd. (a)	100	2,317
Kornit Digital Ltd. (a)	13,600	361,896

		364,213

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Materials — 0.0%
Eldorado Gold Corp. (a)	17,700	$106,731
ICL Group Ltd.	2,600	21,268

		127,999

Software & Technology Services — 0.1%
Check Point Software Technologies Ltd. (a)	11,800	1,321,836
JFrog Ltd. (a)	10,200	225,522
Radware Ltd. (a)	3,600	78,444
Sapiens International Corp. NV	100	1,918
Wix.com Ltd. (a)	6,900	539,787

		2,167,507

Tech Hardware & Semiconductors — 0.0%
Silicom Ltd. (a)	100	3,534

Telecommunications — 0.0%
Allot Ltd. (a)	1,300	5,096

Total Middle East		4,928,533

North America — 18.3%
Apparel & Textile Products — 0.0%
Brilliant Earth Group, Inc., Class A (a)	200	1,146

Banking — 0.4%
1st Source Corp.	300	13,890
ACNB Corp.	200	6,008
Alerus Financial Corp.	400	8,840
Allegiance Bancshares, Inc.	500	20,815
Ames National Corp.	200	4,436
Arrow Financial Corp.	101	2,911
Bank of Marin Bancorp	400	11,980
Bank of NT Butterfield & Son Ltd.	300	9,738
BankFinancial Corp.	355	3,358
Bankwell Financial Group, Inc.	300	8,733
Bar Harbor Bankshares	200	5,304
BayCom Corp.	700	12,306
Blue Ridge Bankshares, Inc.	400	5,084
Bridgewater Bancshares, Inc. (a)	400	6,588
Brookline Bancorp, Inc.	3,700	43,105
Business First Bancshares, Inc.	400	8,612
Byline Bancorp, Inc.	1,200	24,300
Camden National Corp.	300	12,780
Capital Bancorp, Inc.	300	6,930
Capital City Bank Group, Inc.	200	6,222
Capitol Federal Financial, Inc.	600	4,980
Capstar Financial Holdings, Inc.	400	7,412

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Carter Bankshares, Inc. (a)	900	$14,490
CBTX, Inc.	1,700	49,725
Central Pacific Financial Corp.	1,100	22,759
Central Valley Community Bancorp	400	7,084
Citigroup, Inc.	11,500	479,205
Civista Bancshares, Inc.	400	8,304
CNB Financial Corp.	400	9,428
Coastal Financial Corp. (a)	738	29,328
Codorus Valley Bancorp, Inc.	100	1,884
Colony Bankcorp, Inc.	600	7,818
Columbia Banking System, Inc.	6,600	190,674
Community Trust Bancorp, Inc.	400	16,220
ConnectOne Bancorp, Inc.	1,400	32,284
CrossFirst Bankshares, Inc. (a)	1,300	16,965
Customers Bancorp, Inc. (a)	1,400	41,272
Eagle Bancorp, Inc.	1,800	80,676
ECB Bancorp, Inc.	200	2,878
Equity Bancshares, Inc., Class A	400	11,852
Esquire Financial Holdings, Inc.	300	11,265
Farmers National Banc Corp.	1,100	14,399
Financial Institutions, Inc.	500	12,035
First Bancorp	1,100	40,238
First Bancshares, Inc. (The)	700	20,909
First Busey Corp.	1,900	41,762
First Business Financial Services, Inc.	200	6,462
First Commonwealth Financial Corp.	1,500	19,260
First Community Bankshares, Inc.	200	6,406
First Community Corp.	100	1,750
First Financial Bankshares, Inc.	1,600	66,928
First Financial Corp.	500	22,595
First Foundation, Inc.	2,100	38,094
First Internet Bancorp	200	6,772
First Merchants Corp.	1	39
First of Long Island Corp. (The)	700	12,068
Five Star Bancorp	200	5,672
FS Bancorp, Inc.	200	5,452
FVCBankcorp, Inc. (a)	400	7,668
German American Bancorp, Inc.	300	10,713
Great Southern Bancorp, Inc.	300	17,121
Guaranty Bancshares, Inc.	100	3,459
HBT Financial, Inc.	100	1,815
Heritage Commerce Corp.	2,100	23,814
Heritage Financial Corp.	2,200	58,234
Hilltop Holdings, Inc.	2,400	59,640
Home Bancorp, Inc.	100	3,899
HomeTrust Bancshares, Inc.	1,000	22,100
Hope Bancorp, Inc.	100	1,264

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Horizon Bancorp, Inc.	1,600	$28,736
Independent Bank Corp.	800	15,280
Investar Holding Corp.	200	3,980
JPMorgan Chase & Co. (b)	74,300	7,764,350
Kearny Financial Corp.	2,200	23,364
Lakeland Bancorp, Inc.	1,935	30,979
Lakeland Financial Corp.	100	7,281
LCNB Corp.	200	3,172
Live Oak Bancshares, Inc.	4,000	122,400
Luther Burbank Corp.	400	4,648
Macatawa Bank Corp.	700	6,482
Mercantile Bank Corp.	400	11,884
Merchants Bancorp	650	14,996
Meridian Corp.	100	2,917
Metrocity Bankshares, Inc.	300	5,892
Metropolitan Bank Holding Corp. (a)	900	57,924
Midland States Bancorp, Inc.	800	18,856
MidWestOne Financial Group, Inc.	200	5,458
National Bank Holdings Corp., Class A	200	7,398
NBT Bancorp, Inc.	800	30,360
Northeast Bank	100	3,667
Northrim BanCorp, Inc.	200	8,312
OceanFirst Financial Corp. (b)	416,459	7,762,796
OFG Bancorp	1,200	30,156
Old Second Bancorp, Inc.	2,400	31,320
OP Bancorp	200	2,224
Origin Bancorp, Inc.	500	19,235
PacWest Bancorp	500	11,300
PCB Bancorp	500	9,035
PCSB Financial Corp.	900	16,137
Peapack Gladstone Financial Corp.	600	20,190
Peoples Bancorp, Inc.	1,100	31,823
Preferred Bank	100	6,523
Premier Financial Corp.	148	3,804
Primis Financial Corp.	700	8,491
Professional Holding Corp., Class A (a)	1,100	28,534
Provident Bancorp, Inc.	200	2,862
QCR Holdings, Inc.	400	20,376
RBB Bancorp	400	8,312
Renasant Corp.	2,500	78,200
Republic First Bancorp, Inc. (a)	6,200	17,546
Richmond Mutual BanCorp, Inc.	100	1,343
Riverview Bancorp, Inc.	300	1,905
S&T Bancorp, Inc.	1,500	43,965
Shore Bancshares, Inc.	800	13,856
Sierra Bancorp	400	7,900
Silvergate Capital Corp., Class A (a)	400	30,140

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
SmartFinancial, Inc.	200	$4,942
South Plains Financial, Inc.	500	13,780
Southern First Bancshares, Inc. (a)	100	4,166
Territorial Bancorp, Inc.	100	1,854
Texas Capital Bancshares, Inc. (a)	1,100	64,933
Towne Bank	200	5,366
Trico Bancshares	700	31,255
Triumph Bancorp, Inc. (a)	600	32,610
TrustCo Bank Corp.	720	22,622
Trustmark Corp.	2,200	67,386
Univest Financial Corp.	900	21,132
US Bancorp	1,300	52,416
Veritex Holdings, Inc.	500	13,295
Waterstone Financial, Inc.	100	1,616
West BanCorp, Inc.	500	10,405
Westamerica BanCorp	500	26,145
Western New England Bancorp, Inc.	400	3,252

		18,562,495

Biotechnology & Pharmaceuticals — 0.0%
Contra StrongBridge (d)	5,000	0

Consumer Discretionary Products — 0.3%
ACCO Brands Corp.	8,200	40,180
Aeva Technologies, Inc. (a)	9,400	17,578
Allbirds, Inc., Class A (a)	1,300	3,952
American Outdoor Brands, Inc. (a)	2,400	21,048
Beazer Homes USA, Inc. (a)	2,100	20,307
Caesarstone Ltd.	800	7,448
Canada Goose Holdings, Inc. (a)	13,300	202,692
Charles & Colvard Ltd. (a)	1,300	1,259
Clarus Corp.	300	4,041
Cooper-Standard Holding, Inc. (a)	3,600	21,024
Crocs, Inc. (a)	400	27,464
Culp, Inc. (a)	400	1,744
Delta Apparel, Inc. (a)	100	1,399
Escalade, Inc.	300	2,985
Flexsteel Industries, Inc.	300	4,710
Forestar Group, Inc. (a)	1,600	17,904
Fortune Brands Home & Security, Inc.	9,600	515,424
Fossil Group, Inc. (a)	3,200	10,944
Griffon Corp.	1,000	29,520
Hooker Furniture Corp.	1,500	20,235
JAKKS Pacific, Inc. (a)	2,200	42,526
JELD-WEN Holding, Inc. (a)	200	1,750
Kimball International, Inc., Class B	2,000	12,580
Kontoor Brands, Inc.	3,500	117,635

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Lakeland Industries, Inc.	400	$4,612
Landsea Homes Corp. (a)	1,600	7,632
Malibu Boats, Inc., Class A (a)	300	14,397
Masonite International Corp. (a)	100	7,129
Miller Industries, Inc.	700	14,903
Motorcar Parts of America, Inc. (a)	100	1,522
Nautilus, Inc. (a)	6,000	9,780
NIKE, Inc., Class B	18,800	1,562,656
PVH Corp.	4,400	197,120
QuantumScape Corp. (a)	6,800	57,188
Stellantis NV	1,200	14,208
Steven Madden Ltd.	7,600	202,692
Superior Group of Cos., Inc.	200	1,776
Superior Industries International, Inc. (a)	1,300	3,926
Tenneco, Inc., Class A (a)	9,200	159,988
Tesla, Inc. (a),(b)	40,500	10,742,625
TRI Pointe Homes, Inc. (a)	6,700	101,237
Under Armour, Inc., Class A (a)	36,300	241,395
Urban Outfitters, Inc. (a)	17,300	339,945
Velodyne Lidar, Inc. (a)	54,800	51,901
Westport Fuel Systems, Inc. (a)	20,800	18,130

		14,901,111

Consumer Discretionary Services — 0.1%
2U, Inc. (a)	12,300	76,875
Accel Entertainment, Inc. (a)	1,300	10,153
Allied Esports Entertainment, Inc. (a)	1,100	1,287
American Public Education, Inc. (a)	1,200	10,968
AZEK Co., Inc. (a)	400	6,648
BJ’s Restaurants, Inc. (a)	3,500	83,475
Bluegreen Vacations Holding Corp.	800	13,216
Bowlero Corp.	1,500	18,465
Brinker International, Inc. (a)	600	14,988
Carriage Services, Inc.	1,300	41,808
Carrols Restaurant Group, Inc.	600	978
Century Casinos, Inc. (a)	1,300	8,528
Chegg, Inc. (a)	30,700	646,849
Chuy’s Holdings, Inc. (a)	1,200	27,816
Cinemark Holdings, Inc. (a)	4,700	56,917
Coursera, Inc. (a)	5,700	61,446
Dave & Buster’s Entertainment, Inc. (a)	7,800	242,034
Denny’s Corp. (a)	5,900	55,519
DineEquity, Inc.	3,000	190,680
El Pollo Loco Holdings, Inc. (a)	2,100	18,732
Everi Holdings, Inc. (a)	10,300	167,066
Fiesta Restaurant Group, Inc. (a)	700	4,438
Full House Resorts, Inc. (a)	2,200	12,364

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
GAN Ltd. (a)	7,200	$15,984
Golden Entertainment, Inc. (a)	1,200	41,868
International Game Technology PLC	31,400	496,120
Kura Sushi USA, Inc., Class A	200	14,716
Lincoln Educational Services Corp. (a)	1,600	8,704
Lindblad Expeditions Holdings, Inc. (a)	500	3,380
Marcus Corp.	200	2,778
McDonald’s Corp.	1,600	369,184
Monarch Casino & Resort, Inc. (a)	500	28,070
Noodles & Co. (a)	3,900	18,330
Norwegian Cruise Line Holdings Ltd. (a)	6,300	71,568
ONE Group Hospitality, Inc. (The) (a)	2,500	16,600
Planet Fitness, Inc., Class A (a)	2,700	155,682
Playa Hotels & Resorts NV (a)	26,300	153,066
Red Robin Gourmet Burgers, Inc. (a)	3,500	23,555
Ruth’s Hospitality Group, Inc.	3,000	50,580
SeaWorld Entertainment, Inc. (a)	10,400	473,304
Shake Shack, Inc., Class A (a)	6,800	305,864
Target Hospitality Corp. (a)	11,700	147,654
Universal Technical Institute, Inc. (a)	3,200	17,408
Wendy’s Co.	13,900	259,791
WW International, Inc. (a)	1,100	4,323
XpresSpa Group, Inc. (a)	600	459
Yoshiharu Global Co., Class A	100	126

		4,450,364

Consumer Staple Products — 0.3%
Alico, Inc.	200	5,648
Altria Group, Inc.	111,100	4,486,218
AquaBounty Technologies, Inc. (a)	13,500	10,541
Cadiz, Inc. (a)	700	1,330
Cal-Maine Foods, Inc.	200	11,118
Campbell Soup Co.	9,700	457,064
Canopy Growth Corp. (a)	40,100	109,473
Clearwater Paper Corp. (a)	400	15,040
Clorox Co. (The)	8,700	1,116,993
Coca-Cola Co. (The)	5,200	291,304
Colgate-Palmolive Co.	7,500	526,875
Conagra Brands, Inc.	400	13,052
Cronos Group, Inc. (a)	700	1,974
Duckhorn Portfolio, Inc. (The) (a)	3,300	47,619
Hain Celestial Group, Inc. (a)	100	1,688
Helen of Troy Ltd. (a)	300	28,932
Hershey Co.	200	44,094
Honest Co., Inc. (The) (a)	9,300	32,550
J. M. Smucker Co.	2,900	398,489
Kimberly-Clark Corp.	15,100	1,699,354

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Kraft Heinz Co.	41,300	$1,377,355
Limoneira Co.	600	7,908
Mondelez International, Inc., Class A	16,600	910,178
Nature’s Sunshine Products, Inc. (a)	800	6,592
Oatly Group AB, ADR (a)	100	263
Olaplex Holdings, Inc.	5,300	50,615
PepsiCo, Inc.	2,200	359,172
Philip Morris International, Inc.	100	8,301
Procter & Gamble Co.	10,800	1,363,500
Quanex Building Products Corp.	500	9,080
Real Good Food Co., Inc. (The) (a)	200	1,292
SunOpta, Inc. (a)	1,800	16,380
Tejon Ranch Co. (a)	500	7,200
Vital Farms, Inc. (a)	100	1,197

		13,418,389

Financial Services — 9.0%
7GC & Co. Holdings, Inc., Class A (a),(b),(c)	272,000	2,703,680
ABG Acquisition Corp. (a),(b),(c)	300,000	2,979,000
Accelerate Acquisition Corp., Class A (a),(b)	46,849	459,589
Accretion Acquisition Corp. (a)	22,421	222,865
ACRES Commercial Realty Corp. (a)	333	2,714
Acropolis Infrastructure Acquisition Corp. (a),(b),(c)	500,001	4,852,510
Adara Acquisition Corp., Class A (a)	29,182	290,361
Adit EdTech Acquisition Corp. (a),(b),(c)	203,364	2,011,270
Aesther Healthcare Acquisition Corp, Class A (a)	14,500	147,755
AF Acquisition Corp., Class A (a)	19,467	190,777
AFC Gamma, Inc.	500	7,650
Agile Growth Corp., Class A (a)	1,455	14,448
Air Lease Corp.	10,300	319,403
Alpha Partners Technology Merger Corp., Class A (a),(b),(c)	500,001	4,910,010
AltC Acquisition Corp., Class A (a),(b),(c)	375,000	3,660,000
AltEnergy Acquisition Corp. (a)	12,170	122,187
Altimar Acquisition Corp. III, Class A (a)	1,006	9,980
Altimeter Growth Corp. 2, Class A (a)	16,138	159,928
American Express Co.	1,400	188,874
Anthemis Digital Acquisitions I Corp. (a),(b),(c)	472,500	4,772,250
Anzu Special Acquisition Corp., Class A (a),(b)	46,634	458,412
Apeiron Capital Investment Corp., Class A (a)	507	5,080
Apollo Strategic Growth Capital, Class A (a),(b),(c)	450,000	4,441,500
Arbor Rapha Capital Bioholdings Corp. I (a)	57,714	585,220
Arctos NorthStar Acquisition Corp., Class A (a),(b)	39,804	394,458
Arena Fortify Acquisition Corp., Class A (a),(b)	87,300	877,365
Ares Acquisition Corp., Class A (a),(b)	47,736	474,018
Ares Capital Corp.	45,200	762,976
Argus Capital Corp., Class A (a),(b),(c)	452,532	4,550,209

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Arlington Asset Investment Corp., Class A (a)	1,600	$4,352
Arrowroot Acquisition Corp. (a),(b)	35,000	343,700
ARYA Sciences Acquisition Corp., Class A (a),(b),(c)	147,703	1,451,920
ARYA Sciences Acquisition Corp., Class A (a)	7,600	75,316
AssetMark Financial Holdings, Inc. (a)	900	16,461
Athena Consumer Acquisition Corp., Class A (a),(b),(c)	524,114	5,272,587
Athlon Acquisition Corp. (a),(b),(c)	465,000	4,594,200
Atlantic Avenue Acquisition Corp., Class A (a)	15,000	150,450
Atlantic Coastal Acquisition Corp. (a)	55,000	551,100
Atlantic Coastal Acquisition Corp., Class A (a)	711	6,982
Atlanticus Holdings Corp. (a)	200	5,246
Austerlitz Acquisition Corp., Class A (a),(b)	35,631	349,540
Austerlitz Acquisition Corp. II, Class A (a),(b)	203,700	1,998,297
Authentic Equity Acquisition Corp., Class A (a),(b),(c)	550,000	5,472,500
Avista Public Acquisition Corp. II, Class A (a),(b),(c)	458,199	4,678,212
B Riley Principal 250 Merger Corp., Class A (a),(b),(c)	247,911	2,427,049
Bain Capital Specialty Finance, Inc.	2,500	30,000
Bank of New York Mellon Corp.	11,300	435,276
Belong Acquisition Corp., Class A (a)	34,953	344,637
Berenson Acquisition Corp., Class A (a)	30,454	299,667
BGC Partners, Inc., Class A	39,700	124,658
Big Sky Growth Partners, Inc. (a)	29,359	287,131
Bilander Acquisition Corp., Class A (a),(b),(c)	365,048	3,540,966
Bite Acquisition Corp. (a)	12,867	126,611
Black Mountain Acquisition Corp., Class A (a),(b),(c)	472,500	4,739,175
BlackRock Capital Investment Corp.	4,581	15,530
BlackRock TCP Capital Corp.	4,800	52,464
Blockchain Coinvestors Acquisition Corp., Class A (a),(b)	35,011	353,261
Blucora, Inc. (a)	3,500	67,690
BlueRiver Acquisition Corp., Class A (a),(b),(c)	142,902	1,414,730
Bridge Investment Group Holdings, Inc., Class A	100	1,450
BrightSpire Capital, Inc.	10,200	64,362
Build Acquisition Corp., Class A (a),(b)	51,304	504,318
Bullpen Parlay Acquisition Co., Class A (a),(b),(c)	378,000	3,810,240
Burtech Acquisition Corp., Class A (a)	34,004	340,040
C5 Acquisition Corp. (a),(b)	200,100	2,007,003
Capital Southwest Corp.	3,600	60,984
Carney Technology Acquisition Corp. II, Class A (a)	34,529	343,564
Cboe Global Markets, Inc.	2,800	328,636

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
CENAQ Energy Corp., Class A (a),(b)	174,100	$1,758,410
CF Acquisition Corp. IV, Class A (a),(b),(c)	465,000	4,626,750
Charles Schwab Corp.	13,700	984,619
Cherry Hill Mortgage Investment Corp.	3,900	19,149
Churchill Capital Corp., Class A (a),(b),(c)	461,695	4,538,759
Churchill Capital Corp. V, Class A (a),(b)	51,081	505,702
Clarim Acquisition Corp., Class A (a),(b)	95,051	940,054
Climate Real Impact Solutions II Acquisition Corp., Class A (a),(b),(c)	256,050	2,524,653
CME Group, Inc.	3,700	655,381
Coinbase Global, Inc., Class A (a)	43,300	2,792,417
Colicity, Inc., Class A (a),(b),(c)	465,000	4,575,600
Compass Digital Acquisition Corp. (a),(b),(c)	375,018	3,663,926
Compute Health Acquisition Corp., Class A (a),(b),(c)	465,000	4,589,550
Concord Acquisition Corp. III, Class A (a),(b),(c)	378,000	3,791,340
Constellation Acquisition Corp. I, Class A (a),(b)	48,101	477,643
Consumer Portfolio Services, Inc. (a)	400	2,908
Corsair Partnering Corp. (a),(b),(c)	375,000	3,671,250
Credit Acceptance Corp. (a)	200	87,600
Credit Suisse Group AG, ADR	2,300	9,016
Crescent Capital Bdc, Inc	1,400	21,028
Crucible Acquisition Corp., Class A (a)	904	9,004
D & Z Media Acquisition Corp., Class A (a)	7,400	73,038
Decarbonization Plus Acquisition Corp. IV, Class A (a),(b),(c)	334,400	3,360,720
DHB Capital Corp., Class A (a)	9,434	92,831
DHC Acquisition Corp., Class A (a),(b)	160,795	1,591,870
DiamondHead Holdings Corp., Class A (a)	14,635	144,447
Digital Transformation Opportunities Corp. (a),(b)	37,500	368,250
dMY Technology Group, Inc. (a),(b),(c)	217,060	2,161,918
DP Cap Acquisition Corp., Class A (a),(b),(c)	472,500	4,767,525
Dragoneer Growth Opportunities Corp., Class A (a),(b),(c)	270,531	2,648,498
Edify Acquisition Corp., Class A (a)	900	8,901
Elevate Credit, Inc. (a)	800	880
Ellington Residential Mortgage REIT	1,300	8,021
Enact Holdings, Inc.	200	4,434
Epiphany Technology Acquisition Corp., Class A (a),(b),(c)	291,000	2,875,080
EQ Health Acquisition Corp., Class A (a)	10,920	107,835
ESC Pershing Square (d)	2,020,101	0
Essent Group Ltd.	100	3,487
ExcelFin Acquisition Corp., Class A (a),(b),(c)	468,700	4,696,374
EZCORP, Inc., Class A (a)	6,600	50,886
FG Acquisition Corp., Class A (a),(c)	189,198	1,844,680
Fidus Investment Corp.	1,800	30,924

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Fifth Wall Acquisition Corp. III, Class A (a),(b),(c)	299,136	$2,943,498
Figure Acquisition Corp. I, Class A (a),(b),(c)	355,044	3,497,183
Finnovate Acquisition Corp. (a)	6,701	67,613
Fintech Evolution Acquisition Group, Class A (a),(b),(c)	310,002	3,075,220
First Reserve Sustainable Growth Corp. (a),(b)	86,800	852,376
First Western Financial, Inc. (a)	300	7,395
Flame Acquisition Corp., Class A (a),(b)	43,746	430,023
Flywire Corp. (a),(b)	109,362	2,510,951
Focus Impact Acquisition Corp., Class A (a)	26,955	270,089
Forest Road Acquisition Corp., Class A (a),(b),(c)	310,000	3,047,300
Fortistar Sustainable Solutions Corp., Class A (a),(b),(c)	208,700	2,064,043
Fortress Value Acquisition Corp. (a),(b)	66,343	652,815
Forum Merger IV Corp., Class A (a),(b),(c)	310,000	3,044,200
Frontier Acquisition Corp., Class A (a),(b),(c)	310,000	3,072,100
FTAC Athena Acquisition Corp., Class A (a),(b)	218,692	2,169,425
FTAC Hera Acquisition Corp., Class A (a),(b),(c)	310,000	3,076,750
FTAC Parnassus Acquisition Corp., Class A (a),(b)	312,834	3,078,287
Fusion Acquisition Corp. II, Class A (a),(b)	201,492	1,982,681
G Squared Asend II, Inc., Class A (a),(b),(c)	276,531	2,743,187
G&P Acquisition Corp., Class A (a)	115	1,149
Gaming & Hospitality Acquisition Corp., Class A (a)	700	6,902
GATX Corp.	1,300	110,695
Gladstone Acquisition Corp., Class A (a)	55,172	561,099
Gladstone Capital Corp.	3,300	28,017
Gladstone Investment Corp.	2,000	24,200
Global Partner Acquisition Corp. II, Class A (a)	14,462	144,042
Goal Acquisitions Corp. (a),(b)	90,180	888,273
Golden Arrow Merger Corp. (a),(b)	105,465	1,036,721
Golub Capital BDC, Inc.	1,900	23,541
Gores Technology Partners II, Inc., Class A (a),(b)	250,000	2,455,000
Gores Technology Partners, Inc., Class A (a),(b),(c)	211,500	2,077,987
Granite Point Mortgage Trust, Inc.	1,600	10,304
Great Ajax Corp.	1,800	13,518
Great Elm Capital Corp.	20	186
Greenhill & Co., Inc.	2,900	17,226
Growth For Good Acquisition Corp. (a),(b),(c)	378,000	3,723,300
Healthcare servise Acquisition Corp., Class A (a),(b)	79,477	790,001
Hercules Capital, Inc.	9,000	104,220
Horizon Technology Finance Corp.	4,100	41,041
Innovative International Acquisition Corp., Class A (a)	3,882	39,363
Insight Acquisition Corp., Class A (a)	31,634	311,911
Interactive Brokers Group, Inc., Class A	800	51,128
Intercontinental Exchange, Inc.	500	45,175
International Money Express, Inc. (a)	2,900	66,091

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
InterPrivate II Acquisition Corp., Class A (a),(b),(c)	225,195	$2,216,076
InterPrivate IV InfraTech Partners, Inc., Class A (a),(b)	91,537	901,639
Invesco Ltd.	24,000	328,800
Investcorp India Acquisition Corp., Class A (b),(c)	162,382	1,636,811
Itiquira Acquisition Corp., Class A (a)	428	4,254
Jaguar Global Growth Corp., Class A (a),(b),(c)	214,600	2,141,708
Janus Henderson Group plc	13,200	268,092
Jaws Hurricane Acquisition Corp., Class A (a),(b),(c)	262,600	2,560,350
Jaws Juggernaut Acquisition Corp., Class A (a),(b),(c)	328,200	3,222,924
Jefferies Financial Group, Inc.	2,900	85,550
Jiya Acquisition Corp., Class A (a)	1	10
JOFF Fintech Acquisition Corp., Class A (a),(b)	136,274	1,342,299
Kernel Group Holdings, Inc., Class A (a)	200	1,984
Khosla Ventures Acquisition Co. (a),(b)	117,412	1,150,638
Khosla Ventures Acquisition Co., Class A (a),(b),(c)	310,000	3,031,800
Kismet Acquisition Three Corp., Class A (a),(b)	203,863	2,018,244
Kismet Acquisition Two Corp., Class A (a),(b)	55,101	547,153
KKR Acquisition Holdings I Corp., Class A (a),(b),(c)	465,000	4,575,600
KKR Real Estate Finance Trust, Inc.	4,700	76,375
KL Acquisition Corp., Class A (a),(b)	54,884	543,352
Ladder Capital Corp.	3,700	33,152
Landcadia Holdings IV, Inc., Class A (a),(b),(c)	465,000	4,566,300
Lazard Growth Acquisition Corp. I (a),(b),(c)	450,000	4,464,000
Lazard Ltd., Class A	2,700	85,941
LDH Growth Corp., Class A (a),(b),(c)	310,000	3,072,100
Lead Edge Growth Opportunities Ltd., Class A (a),(b),(c)	434,624	4,311,470
Learn CW Investment Corp., Class A (a),(b),(c)	398,000	3,928,260
Legato Merger Corp.II (a),(b)	87,270	866,591
LendingClub Corp. (a)	26,100	288,405
LendingTree, Inc. (a)	3,500	83,510
Leo Holdings Corp. II, Class A (a)	1	10
LIV Capital Acquisition Corp., Class A (a),(b),(c)	331,200	3,341,808
Live Oak Mobility Acquisition Corp., Class A (a)	28,773	283,126
LMF Acquisition Opportunities, Inc., Class A (a)	2,398	24,627
Logan Ridge Financial Corp. (a)	83	1,500
Logistics Innovation Technologies Corp., Class A (a),(b),(c)	305,916	2,988,799
Longview Acquisition Corp., Class A (a)	28,545	280,312
M3-Brigade Acquisition II Corp., Class A (a)	200	1,962
Macondray Capital Acquisition Corp. I, Class A (a)	10,019	100,290
Main Street Capital Corp.	300	10,092
Marblegate Acquisition Corp., Class A (a),(b)	86,274	859,289
Marlin Technology Corp., Class A (a),(b),(c)	408,000	4,059,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Medallion Financial Corp.	900	$6,318
Medicus Sciences Acquisition Corp., Class A (a)	5,952	58,925
MedTech Acquisition Corp., Class A (a),(b)	77,005	764,660
MidCap Financial Investment Corp.	6,200	63,364
Mission Advancement Corp., Class A (a),(b)	75,005	736,549
Monroe Capital Corp.	1,300	9,412
Monument Circle Acquisition Corp., Class A (a)	14,378	142,198
Moringa Acquisition Corp., Class A (a),(b),(c)	300,000	2,979,000
Mount Rainier Acquisition Corp. (a)	600	6,060
MSD Acquisition Corp., Class A (a),(b),(c)	323,910	3,206,709
Music Acquisition Corp., Class A (a),(b)	160,509	1,579,409
Nasdaq, Inc.	20,000	1,133,600
New Mountain Finance Corp.	6,000	69,180
New Providence Acquisition Corp., Class A (a),(b)	40,000	400,000
New Vista Acquisition Corp., Class A (a)	1,501	14,920
Newcourt Acquisition Corp., Class A (a)	2,104	21,356
Newtek Business Services Corp.	3,100	50,592
Nexpoint Real Estate Finance, Inc.	200	2,996
NightDragon Acquisition Corp., Class A (a),(b),(c)	465,000	4,566,300
Noble Rock Acquisition Corp., Class A (a),(b),(c)	408,000	4,055,520
Northern Genesis Acquisition Corp. III, Class A (a),(b),(c)	465,000	4,561,650
Northern Star Investment Corp., Class A (a),(b),(c)	310,002	3,051,970
Northern Star Investment Corp. II, Class A (a),(b)	149,300	1,473,591
Northern Star Investment Corp. IV, Class A (a),(b)	359,160	3,526,951
Oaktree Specialty Lending Corp.	21,200	127,200
Ocwen Financial Corp. (a)	594	13,822
OFS Capital Corp.	1,000	8,220
Omega Alpha SPAC, Class A (a),(b),(c)	136,000	1,353,200
One Equity Partners Open Water I Corp., Class A (a),(b),(c)	430,200	4,246,074
Oportun Financial Corp. (a)	600	2,622
Oppenheimer Holdings, Inc., Class A	1,200	37,176
OPY Acquisition Corp., Class A (a)	6,781	67,335
Orion Acquisition Corp., Class A (a),(b),(c)	249,196	2,452,089
Osiris Acquisition Corp., Class A (a),(b),(c)	243,900	2,390,220
Oxford Square Capital Corp.	4,300	12,943
Pacifico Acquistion Corp. (a)	5,000	50,500
Panacea Acquisition Corp. II, Class A (a),(b),(c)	310,000	3,038,000
Parabellum Acquisition Corp., Class A (a),(b),(c)	390,000	3,857,100
Pathfinder Acquisition Corp., Class A (a)	11,708	116,378
PennantPark Floating Rate Capital Ltd.	4,900	47,040
PennantPark Investment Corp.	5,068	27,671
PepperLime Health Acquisition Corp., Class A (a)	7,443	74,356
Periphas Capital Partnering Corp., Class A (a),(b)	119,345	2,952,595
Phoenix Biotech Acquisition Corp., Class A (a),(b),(c)	153,800	1,553,380

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Pine Technology Acquisition Corp., Class A (a)	233	$2,293
Pivotal Investment Corp. III, Class A (a),(b),(c)	300,000	2,956,500
PJT Partners, Inc., Class A	1,300	86,866
Plum Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,072,100
Pono Capital Corp., Class A (a)	60,000	612,600
Pontem Corp., Class A (a),(b),(c)	465,000	4,622,100
Population Health Investment Co., Inc., Class A (a)	5,664	56,527
Portage Fintech Acquisition Corp., Class A (a),(b),(c)	500,001	4,925,010
Portman Ridge Finance Corp.	400	8,400
PowerUp Acquisition Corp., Class A (a),(b),(c)	260,216	2,638,590
Priveterra Acquisition Corp., Class A (a),(b)	40,143	395,409
Property Solutions Acquisition Corp., Class A (a)	19,835	194,581
PropTech Investment Corp., Class A (a),(b),(c)	126,993	1,263,580
Prospector Capital Corp., Class A (a),(b)	117,312	1,169,601
Radian Group, Inc.	100	1,929
RCF Acquisition Corp., Class A (a),(b)	140,000	1,412,600
Regional Management Corp.	200	5,608
Revolution Healthcare Acquisition Corp., Class A (a),(b),(c)	465,000	4,570,950
ROC Energy Acquisition Corp. (a),(b),(c)	378,000	3,795,120
Rosecliff Acquisition Corp. I, Class A (a),(b)	228,933	2,252,701
RXR Acquisition Corp., Class A (a)	9,762	96,058
Sachem Capital Corp.	4,900	16,317
Safeguard Scientifics, Inc. (a)	200	746
Saratoga Investment Corp.	600	12,462
Schultze Special Purpose Acquisition Corp., Class A (a)	6,940	68,984
Science Strategic Acquisition Corp. Alpha, Class A (a),(b),(c)	272,000	2,690,080
Seaport Global Acquisition Corp., Class A (a),(b)	93,237	933,302
Semper Paratus Acquisition Corp., Class A (a)	1,600	16,256
Senior Connect Acquisition Corp. I, Class A (a),(b),(c)	310,000	3,084,500
Shelter Acquisition Corp., Class A (a),(b),(c)	375,000	3,712,500
Silver Spike Acquisition Corp. II, Class A (a),(b),(c)	309,256	3,067,819
Silvercrest Asset Management Group, Inc., Class A	600	9,810
Simon Property Group Acquisition Holdings, Inc., Class A (a),(b)	44,250	435,862
Sixth Street Specialty Lending, Inc.	10,000	163,400
Skydeck Acquisition Corp., Class A (a),(b),(c)	243,900	2,399,976
Slam Corp., Class A (a),(b),(c)	449,300	4,452,563
SLR Investment Corp.	1,679	20,685
SportsTek Acquisition Corp., Class A (a),(b)	125,000	1,231,250
Springwater Special Situation (a),(b)	84,513	841,749
Sprott, Inc.	1,200	40,212
ST Energy Transition I Ltd. (a),(b),(c)	378,000	3,791,340

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Stellus Capital Investment Corp.	1,200	$14,316
Stewart Information Services Corp.	200	8,728
StoneX Group, Inc. (a)	300	24,882
SuRo Capital Corp.	4,469	17,295
Sustainable Development Acquistion Corp., Class A (a)	1,000	9,860
SVF Investment Corp., Class A (a)	1,100	10,956
SVF Investment Corp. 2 (a),(b),(c)	310,000	3,075,200
Synchrony Financial	800	22,552
T Rowe Price Group, Inc.	900	94,509
Tastemaker Acquisition Corp., Class A (a)	1,001	9,990
TCG BDC, Inc.	5,300	60,632
TCV Acquisition Corp., Class A (a),(b),(c)	326,088	3,202,184
TCW Special Purpose Acquisition Corp., Class A (a),(b)	80,500	789,705
Tech and Energy Transition Corp., Class A (a),(b)	41,402	408,224
TG Venture Acquisition Corp. (a)	3,258	32,385
Thunder Bridge Capital Partners III, Inc., Class A (a),(b)	200,400	1,973,940
Tishman Speyer Innovation Corp. II, Class A (a)	743	7,319
TKB Critical Technologies 1, Class A (a)	21,626	219,288
TLG Acquisition One Corp., Class A (a),(b)	66,776	658,411
TPG Pace Beneficial II Corp., Class A (a),(b),(c)	228,473	2,234,443
TPG RE Finance Trust, Inc.	4,000	28,000
Tradeweb Markets, Inc., Class A	6,000	338,520
Trinity Capital, Inc.	5,200	65,156
TriplePoint Venture Growth BDC Corp., Class B	4,600	49,956
Tristar Acquisition I Corp., Class A (a),(b)	87,311	865,252
Turmeric Acquisition Corp., Class A (a),(b),(c)	62,649	626,490
Twelve Seas Investment Co. II, Class A (a),(b)	266,682	2,625,484
VectoIQ Acquisition Corp., Class A (a),(b)	78,716	776,927
Vector Acquisition Corp. II, Class A (a),(b),(c)	515,579	5,114,544
Velocity Acquisition Corp., Class A (a)	63,664	625,817
VMG Consumer Acquisition Corp., Class A (a),(b),(c)	356,402	3,574,712
VPC Impact Acquisition Holdings, Class A (a)	6,495	64,495
Vy Global Growth, Class A (a),(b),(c)	265,000	2,657,950
Warburg Pincus Capital Corp. I-A, Class A (a),(b),(c)	310,000	3,075,200
Warburg Pincus Capital Corp. I-B, Class B (a),(b),(c)	310,000	3,075,200
Waverley Capital Acquisition Corp., Class A (a),(b),(c)	375,000	3,663,750
Westwood Holdings Group, Inc.	200	1,926
WhiteHorse Finance, Inc.	900	9,990
Williams Rowland Acquisition Corp. (a)	245	2,470
Z-Work Acquisition Corp., Class A (a),(b)	68,468	676,464

		420,642,390

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Health Care — 1.9%
10X Genomics, Inc., Class A	500	$14,240
23andMe Holding Co., Class A	1,300	3,718
89bio, Inc. (a)	10,900	63,111
9 Meters Biopharma, Inc. (a)	1,300	280
Abbott Laboratories	4,000	387,040
AbCellera Biologics, Inc. (a)	7,600	75,164
ABIOMED, Inc. (a)	1,300	319,358
Accelerate Diagnostics, Inc. (a)	3,200	4,864
Accolade, Inc. (a)	4,300	49,106
Accuray, Inc. (a)	13,700	28,496
Achieve Life Sciences, Inc. (a)	100	330
Actinium Pharmaceuticals, Inc. (a)	1,314	9,697
Adaptive Biotechnologies Corp.	300	2,136
Adicet Bio, Inc. (a)	4,842	68,853
Adverum Biotechnologies, Inc. (a)	14,600	13,870
Aeglea BioTherapeutics, Inc. (a)	12,200	6,417
Aerie Pharmaceuticals, Inc. (a)	1,900	28,747
Aethlon Medical, Inc. (a)	254	148
AIkido Pharma, Inc.	1,400	9,576
Aldeyra Therapeutics, Inc. (a)	14,700	78,498
Alector, Inc. (a)	7,400	70,004
Aligos Therapeutics, Inc. (a)	1,900	2,090
Alkermes plc (a)	14,000	312,620
Allakos, Inc. (a)	3,500	21,420
Allogene Therapeutics, Inc. (a)	2,900	31,320
Alnylam Pharmaceuticals, Inc. (a)	900	180,144
Alphatec Holdings, Inc. (a)	700	6,118
Alpine Immune Sciences, Inc. (a)	900	6,480
Altimmune, Inc. (a)	13,700	174,949
ALX Oncology Holdings, Inc. (a)	2,200	21,054
American Shared Hospital Services (a)	100	259
AmerisourceBergen Corp.	1,800	243,594
Amgen, Inc. (b)	27,100	6,108,340
Amicus Therapeutics, Inc. (a)	6,100	63,684
Amphastar Pharmaceuticals, Inc. (a)	1,600	44,960
Ampio Pharmaceuticals, Inc. (a)	28,988	1,754
AnaptysBio, Inc. (a)	700	17,857
Anavex Life Sciences Corp. (a)	300	3,096
AngioDynamics, Inc. (a)	800	16,368
ANI Pharmaceuticals, Inc. (a)	1,200	38,568
Anika Therapeutics, Inc. (a)	1,100	26,180
Annexon, Inc. (a)	3,600	22,248
Annovis Bio, Inc. (a)	800	10,960
Applied Genetic Technologies Corp. (a)	1,800	489
Applied Molecular Transport, Inc. (a)	5,100	4,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Applied Therapeutics, Inc. (a)	4,800	$4,465
Aptinyx, Inc. (a)	5,000	1,841
Aptose Biosciences, Inc. (a)	2,400	1,428
Aravive, Inc. (a)	1,300	1,062
Arcus Biosciences, Inc. (a)	1,700	44,472
Arcutis Biotherapeutics, Inc. (a)	1,300	24,843
Athira Pharma, Inc. (a)	5,900	17,523
AtriCure, Inc. (a)	600	23,460
aTyr Pharma, Inc. (a)	2,500	7,500
Avadel Pharmaceuticals plc, ADR (a)	1,700	8,517
Avanos Medical, Inc. (a)	3,500	76,230
Avid Bioservices, Inc. (a)	2,300	43,976
Avita Medical, Inc. (a)	100	527
Avrobio, Inc. (a)	6,000	3,855
Axogen, Inc. (a)	500	5,960
Axonics, Inc.	2,400	169,056
Axsome Therapeutics, Inc. (a)	500	22,310
Baxter International, Inc.	39,500	2,127,470
Beam Therapeutics, Inc. (a)	800	38,112
Berkeley Lights, Inc. (a)	14,700	42,042
Beyond Air, Inc. (a)	2,100	15,624
Bio-Rad Laboratories, Inc., Class A (a)	300	125,142
Bio-Techne Corp.	700	198,800
BioAtla, Inc. (a)	8,600	66,220
BioCryst Pharmaceuticals, Inc. (a)	44,800	564,480
Biogen, Inc. (a)	12,100	3,230,700
BioMarin Pharmaceutical, Inc. (a)	3,300	279,741
Bioxcel Therapeutics, Inc. (a)	2,100	24,822
Black Diamond Therapeutics, Inc. (a)	3,300	5,577
Blueprint Medicines Corp. (a)	1,300	85,657
Bolt Biotherapeutics, Inc. (a)	600	888
Boston Scientific Corp. (a)	3,200	123,936
Bridgebio Pharma, Inc.	4,700	46,718
Bristol-Myers Squibb Co.	44,700	3,177,723
Brookdale Senior Living, Inc. (a)	6,009	25,658
Bruker Corp.	500	26,530
C4 Therapeutics, Inc. (a)	6,300	55,251
Cabaletta Bio, Inc. (a)	1,300	845
Cardiff Oncology, Inc. (a)	3,700	5,698
Cardinal Health, Inc.	2,600	173,368
Cardiovascular Systems, Inc. (a)	400	5,544
CareDx, Inc. (a)	12,000	204,240
Castle Biosciences, Inc. (a)	3,200	83,456
Catalyst Pharmaceuticals, Inc. (a)	28,200	361,806
Celldex Therapeutics, Inc. (a)	2,500	70,275
Certara, Inc.	500	6,640
Charles River Laboratories International, Inc. (a)	4,900	964,320

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Checkpoint Therapeutics, Inc. (a)	100	$104
ChemoCentryx, Inc. (a)	1,600	82,656
Chimerix, Inc. (a)	5,200	10,036
Chinook Therapeutics, Inc. (a)	3,420	67,237
ChromaDex Corp. (a)	1,000	1,230
Clearside Biomedical, Inc. (a)	3,500	3,955
Clover Health Investments Corp. (a)	8,500	14,450
Cogent Biosciences, Inc.	1,900	28,348
Cohbar, Inc.	283	816
Coherus Biosciences, Inc. (a)	1,100	10,571
Community Health Systems, Inc. (a)	29,100	62,565
Concert Pharmaceuticals, Inc. (a)	9,800	65,660
ContraFect Corp. (a)	2,700	454
CorMedix, Inc. (a)	1,100	3,113
Corvus Pharmaceuticals, Inc. (a)	7,800	6,384
Crinetics Pharmaceuticals, Inc. (a)	2,200	43,208
CryoLife, Inc. (a)	100	1,384
CTI BioPharma Corp. (a)	22,400	130,368
Cue Biopharma, Inc. (a)	3,900	8,697
Cumberland Pharmaceuticals, Inc. (a)	300	723
Curis, Inc. (a)	24,600	17,220
Cutera, Inc. (a)	3,400	155,040
Cyclerion Therapeutics, Inc. (a)	200	172
Cymabay Therapeutics, Inc. (a)	6,400	22,400
Cyteir Therapeutics, Inc. (a)	500	960
Cytokinetics, Inc. (a)	8,100	392,445
CytomX Therapeutics, Inc. (a)	11,300	16,385
CytoSorbents Corp. (a)	500	680
Deciphera Pharmaceuticals, Inc. (a)	5,800	107,300
Denali Therapeutics, Inc. (a)	2,900	89,001
DENTSPLY SIRONA, Inc.	5,000	141,750
DermTech, Inc. (a)	7,600	30,096
DexCom, Inc. (a)	8,600	692,644
DiaMedica Therapeutics, Inc. (a)	300	372
Durect Corp. (a)	10,200	5,898
Dynavax Technologies Corp. (a)	23,400	244,296
Dyne Therapeutics, Inc. (a)	100	1,270
Editas Medicine, Inc. (a)	19,200	235,008
Edwards Lifesciences Corp. (a)	15,900	1,313,817
Eiger BioPharmaceuticals, Inc. (a)	200	1,506
Electromed, Inc. (a)	100	1,025
Eledon Pharmaceuticals, Inc. (a)	600	1,656
Emergent BioSolutions, Inc. (a)	3,500	73,465
Enanta Pharmaceuticals, Inc. (a)	1,100	57,057
Enochian Biosciences, Inc. (a)	1,700	3,077
Envista Holdings Corp. (a)	300	9,843
enVVeno Medical Corp. (a)	600	3,768

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Esperion Therapeutics, Inc. (a)	18,600	$124,620
Essa Pharma, Inc. (a)	4,800	8,736
Establishment Labs Holdings, Inc. (a)	1,100	60,071
Evelo Biosciences, Inc. (a)	600	1,254
Exelixis, Inc. (a)	12,500	196,000
EyePoint Pharmaceuticals, Inc. (a)	800	6,328
Fate Therapeutics, Inc. (a)	300	6,723
FibroGen, Inc. (a)	11,000	143,110
FONAR Corp. (a)	100	1,415
Forma Therapeutics Holdings, Inc. (a)	1,200	23,940
Forte Biosciences, Inc. (a)	2,546	2,724
Fulcrum Therapeutics, Inc. (a)	2,900	23,461
G1 Therapeutics, Inc. (a)	400	4,996
Generation Bio Co. (a)	100	531
Gilead Sciences, Inc.	88,400	5,453,396
Glaukos Corp. (a)	100	5,324
Global Blood Therapeutics, Inc. (a)	18,800	1,280,280
GlycoMimetics, Inc. (a)	3,200	1,765
GoodRx Holdings, Inc., Class A (a)	23,100	107,877
Gossamer Bio, Inc. (a)	15,300	183,294
Graphite Bio, Inc. (a)	5,200	16,484
GSK plc, ADR	96,600	2,842,938
Guardant Health, Inc. (a)	400	21,532
Haemonetics Corp. (a)	5,900	436,777
Halozyme Therapeutics, Inc. (a)	7,800	308,412
Hanger, Inc. (a)	300	5,616
Harmony Biosciences Holdings, Inc. (a)	6,300	279,027
Harpoon Therapeutics, Inc. (a)	1,800	1,746
Harrow Health, Inc. (a)	1,300	15,691
Harvard Bioscience, Inc. (a)	3,018	7,726
Heska Corp. (a)	1,200	87,504
Histogen, Inc.	55	74
Horizon Therapeutics plc (a)	12,900	798,381
iCAD, Inc. (a)	2,200	4,620
Ideaya Biosciences, Inc. (a)	200	2,984
IGM Biosciences, Inc. (a)	200	4,548
Illumina, Inc. (a)	16,600	3,167,114
Immunic, Inc. (a)	3,100	9,796
ImmunoGen, Inc. (a)	50,500	241,390
Immunovant, Inc. (a)	5,600	31,248
Imunon, Inc. (a)	1,613	2,710
Incyte Corp. (a)	13,200	879,648
Infinity Pharmaceuticals, Inc. (a)	7,200	8,568
InfuSystem Holdings, Inc. (a)	1,200	8,388
Inhibrx, Inc. (a)	2,400	43,080
Inmode Ltd. (a)	17,400	506,514
Inogen, Inc. (a)	900	21,852

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Inotiv, Inc. (a)	200	$3,370
Inovio Pharmaceuticals, Inc. (a)	56,200	96,945
Insmed, Inc. (a)	1,300	28,002
Integer Holdings Corp. (a)	500	31,115
Integra LifeSciences Holdings Corp. (a)	7,100	300,756
Intellia Therapeutics, Inc. (a)	13,900	777,844
Intercept Pharmaceuticals, Inc. (a)	10,000	139,500
Intuitive Surgical, Inc. (a)	5,700	1,068,408
Invacare Corp. (a)	8,151	6,360
Invitae Corp. (a)	26,100	64,206
Ionis Pharmaceuticals, Inc. (a)	6,500	287,495
Iovance Biotherapeutics, Inc. (a)	14,600	139,868
iRadimed Corp.	400	12,024
iTeos Therapeutics, Inc. (a)	1,800	34,290
IVERIC bio, Inc. (a)	17,300	310,362
Jazz Pharmaceuticals plc (a)	2,000	266,580
Johnson & Johnson (b)	71,600	11,696,576
Joint Corp. (The) (a)	2,600	40,846
Jounce Therapeutics, Inc. (a)	4,800	11,232
KalVista Pharmaceuticals, Inc. (a)	2,300	33,373
Karuna Therapeutics, Inc.	1,300	292,409
Karyopharm Therapeutics, Inc. (a)	20,400	111,384
Kezar Life Sciences, Inc. (a)	12,400	106,764
Kodiak Sciences, Inc. (a)	11,500	89,010
Kronos Bio, Inc. (a)	4,400	14,740
Kura Oncology, Inc. (a)	6,500	88,790
Kymera Therapeutics, Inc. (a)	4,100	89,257
Landos Biopharma, Inc. (a)	200	130
Lannett Co., Inc. (a)	4,100	1,845
Lantern Pharma, Inc. (a)	200	956
Lantheus Holdings, Inc. (a)	2,900	203,957
Larimar Therapeutics, Inc. (a)	1,733	5,546
Leap Therapeutics, Inc. (a)	9,200	8,096
LeMaitre Vascular, Inc.	1,000	50,680
Lineage Cell Therapeutics, Inc. (a)	1,600	1,808
Lipocine, Inc. (a)	4,100	1,845
Liquidia Corp. (a)	18,000	97,920
LivaNova PLC (a)	200	10,154
Lyra Therapeutics, Inc. (a)	600	3,006
MacroGenics, Inc. (a)	16,800	58,128
Magenta Therapeutics, Inc. (a)	4,400	6,204
Maravai LifeSciences Holdings, Inc., Class A (a)	8,400	214,452
Masimo Corp. (a)	7,600	1,072,816
Medtronic plc (b)	75,000	6,056,250
MEI Pharma, Inc. (a)	800	309
Merck & Co., Inc.	48,800	4,202,656
Merrimack Pharmaceuticals, Inc. (a)	300	1,125

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Mersana Therapeutics, Inc. (a)	20,400	$137,904
MiMedx Group, Inc. (a)	3,800	10,906
Mirum Pharmaceuticals, Inc. (a)	2,600	54,626
Molecular Templates, Inc. (a)	3,728	2,795
Morphic Holding, Inc. (a)	200	5,660
Mustang Bio, Inc. (a)	2,400	1,127
NanoString Technologies, Inc. (a)	12,300	157,071
Natera, Inc. (a)	20,600	902,692
Nektar Therapeutics (a)	9,900	31,680
Neogen Corp. (a)	24,500	342,265
NeoGenomics, Inc. (a)	23,100	198,891
Neoleukin Therapeutics, Inc. (a)	5,800	3,712
Neurocrine Biosciences, Inc. (a)	8,700	924,027
Neuronetics, Inc. (a)	3,700	11,766
Nevro Corp. (a)	6,900	321,540
Nexgel, Inc. (a)	300	453
NextCure, Inc. (a)	2,200	6,050
NGM Biopharmaceuticals, Inc. (a)	5,400	70,632
Nkarta, Inc. (a)	4,400	57,904
Novocure Ltd. (a)	3,800	288,724
NuVasive, Inc. (a)	1,200	52,572
Nuvation Bio, Inc. (a)	5,600	12,544
Ocular Therapeutix, Inc. (a)	7,500	31,125
Olema Pharmaceuticals, Inc. (a)	5,700	15,732
Omeros Corp. (a)	8,000	25,200
Omthera Pharmaceutical, Inc. (d)	700	0
Onconova Therapeutics, Inc. (a)	2,033	1,791
Oncorus, Inc. (a)	1,600	1,360
Oncternal Therapeutics, Inc. (a)	6,400	5,706
Opiant Pharmaceuticals, Inc. (a)	300	3,225
OPKO Health, Inc. (a)	31,401	59,348
Option Care Health, Inc.	2,600	81,822
Organogenesis Holdings, Inc. (a)	20,000	64,800
ORIC Pharmaceuticals, Inc. (a)	2,588	8,282
Orthofix Medical, Inc. (a)	400	7,644
Oscar Health, Inc., Class A (a)	10,600	52,894
Otonomy, Inc. (a)	3,600	1,062
Outlook Therapeutics, Inc. (a)	3,200	3,904
Pacific Biosciences of California, Inc. (a)	23,300	135,257
Paratek Pharmaceuticals, Inc. (a)	7,400	19,018
Passage Bio, Inc. (a)	7,700	9,625
PDS Biotechnology Corp. (a)	5,728	17,012
Pennant Group, Inc. (The) (a)	100	1,041
Perrigo Co. plc	18,500	659,710
Personalis, Inc. (a)	7,400	21,978
PetIQ, Inc. (a)	900	6,210
Pfizer, Inc.	22,900	1,002,104

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Phathom Pharmaceuticals, Inc. (a)	100	$1,108
Phibro Animal Health Corp., Class A	1,300	17,277
Pliant Therapeutics, Inc. (a)	2,000	41,780
PLx Pharma, Inc. (a)	4,100	2,665
Praxis Precision Medicines, Inc. (a)	10,300	23,381
Precigen, Inc. (a)	4,500	9,540
Precision BioSciences, Inc. (a)	100	130
Prelude Therapeutics, Inc. (a)	1,600	10,576
Premier, Inc., Class A	1,100	37,334
Prestige Consumer Healthcare, Inc. (a)	2,900	144,507
Progyny, Inc. (a)	1,500	55,590
Prometheus Biosciences, Inc.	1,700	100,317
Protagonist Therapeutics, Inc. (a)	9,900	83,457
Protara Therapeutics, Inc. (a)	800	2,368
PTC Therapeutics, Inc. (a)	6,200	311,240
Puma Biotechnology, Inc. (a)	3,500	8,295
QIAGEN NV (a)	8,600	355,008
Quanterix Corp. (a)	9,000	99,180
Quince Therapeutics, Inc. (a)	7,400	9,842
RadNet, Inc. (a)	2,000	40,700
RAPT Therapeutics, Inc. (a)	3,600	86,616
Reata Pharmaceuticals, Inc., Class A (a)	100	2,513
Regeneron Pharmaceuticals, Inc. (a)	100	68,887
Relmada Therapeutics, Inc.	200	7,404
Replimune Group, Inc. (a)	2,700	46,629
Revance Therapeutics, Inc. (a)	12,400	334,800
REVOLUTION Medicines, Inc. (a)	1,900	37,468
Rigel Pharmaceuticals, Inc. (a)	46,200	54,516
Rocket Pharmaceuticals, Inc. (a)	8,600	137,256
Royalty Pharma plc, Class A	4,700	188,846
Rubius Therapeutics, Inc. (a)	3,900	1,692
Sage Therapeutics, Inc. (a)	1,200	46,992
Salarius Pharmaceuticals, Inc. (a)	6,300	1,229
Sangamo BioSciences, Inc. (a)	22,000	107,800
Sarepta Therapeutics, Inc. (a)	8,800	972,752
Satsuma Pharmaceuticals, Inc. (a)	700	4,200
Savara, Inc. (a)	2,100	3,255
SeaSpine Holdings Corp. (a)	2,200	12,496
Seelos Therapeutics, Inc. (a)	4,200	4,326
Selecta Biosciences, Inc. (a)	19,200	31,488
Sensei Biotherapeutics, Inc. (a)	400	620
Sensus Healthcare, Inc. (a)	900	11,277
Seres Therapeutics, Inc. (a)	1,700	10,914
Shattuck Labs, Inc. (a)	700	1,890
Silverback Therapeutics, Inc. (a)	4,400	23,232
Singular Genomics Systems, Inc. (a)	700	1,750
Soleno Therapeutics, Inc.	286	478

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Solid Biosciences, Inc. (a)	2,900	$1,353
SomaLogic, Inc.	1,500	4,350
Sotera Health Co.	4,600	31,372
SpringWorks Therapeutics, Inc. (a)	3,400	97,002
STAAR Surgical Co. (a)	2,600	183,430
Star Equity Holdings, Inc. (a)	400	398
Stereotaxis, Inc. (a)	5,600	10,080
Stoke Therapeutics, Inc. (a)	400	5,136
Supernus Pharmaceuticals, Inc. (a)	1,900	64,315
Surface Oncology, Inc. (a)	200	208
Surmodics, Inc. (a)	400	12,160
Sutro Biopharma, Inc. (a)	5,800	32,190
Syndax Pharmaceuticals, Inc. (a)	7,400	177,822
Syneos Health, Inc. (a)	300	14,145
Synlogic, Inc. (a)	2,700	2,565
Tactile Systems Technology, Inc. (a)	2,761	21,508
Tandem Diabetes Care, Inc. (a)	15,000	717,750
Tarsus Pharmaceuticals, Inc. (a)	200	3,424
Taysha Gene Therapies, Inc. (a)	2,200	4,246
TCR2 Therapeutics, Inc. (a)	6,000	10,800
Teladoc Health, Inc. (a)	39,800	1,008,930
Teleflex, Inc.	1,300	261,898
TG Therapeutics, Inc. (a)	5,200	30,784
Theravance Biopharma, Inc. (a)	12,000	121,680
Thermo Fisher Scientific, Inc. (b),(c)	2,555	1,295,870
Tracon Pharmaceuticals, Inc. (a)	1,400	2,338
Travere Therapeutics, Inc. (a)	3,700	91,168
Tricida, Inc. (a)	7,400	77,552
Ultragenyx Pharmaceutical, Inc. (a)	600	24,846
Vanda Pharmaceuticals, Inc. (a)	5,800	57,304
Vapotherm, Inc. (a)	2,000	3,140
Venus Concept, Inc. (a)	200	88
Verastem, Inc. (a)	20,200	17,170
Vericel Corp. (a)	3,700	85,840
Viatris, Inc.	138,600	1,180,872
Viemed Healthcare, Inc.	700	4,200
ViewRay, Inc. (a)	19,100	69,524
Viking Therapeutics, Inc. (a)	14,500	39,440
Vincerx Pharma, Inc. (a)	100	138
Virios Therapeutics, Inc. (a)	300	114
VistaGen Therapeutics, Inc. (a)	6,600	1,004
XBiotech, Inc. (a)	900	3,258
Xencor, Inc. (a)	1,700	44,166
Xenon Pharmaceuticals, Inc. (a)	2,100	75,810
Zentalis Pharmaceuticals, Inc. (a)	300	6,498
ZIOPHARM Oncology, Inc. (a)	30,300	52,116
Zoetis, Inc.	7,500	1,112,175

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Zynerba Pharmaceuticals, Inc. (a)	3,200	$2,342

		87,328,719

Industrial Products — 0.4%
3M Co.	4,400	486,200
AAR Corp. (a)	200	7,164
Advanced Emissions Solutions, Inc. (a)	1,400	3,822
Aerojet Rocketdyne Holdings, Inc. (a)	8,600	343,914
AerSale Corp.	200	3,708
Allegion PLC	600	53,808
Allied Motion Technologies, Inc.	400	11,448
Allison Transmission Holdings, Inc.	2,400	81,024
Altra Industrial Motion Corp.	300	10,086
Amphenol Corp., Class A	2,900	194,184
Argan, Inc.	1,000	32,170
Art’s-Way Manufacturing Co., Inc. (a)	100	183
Astra Space, Inc. (a)	5,600	3,421
Astronics Corp. (a)	1,300	10,218
Atlas Crest Investment Corp. II, Class A (a),(b),(c)	421,140	4,148,987
Babcock & Wilcox Enterprises, Inc. (a)	2,200	14,036
Barnes Group, Inc.	2,200	63,536
Bel Fuse, Inc., Class B	800	20,200
Bloom Energy Corp., Class A (a)	32,438	648,436
BWX Technologies, Inc.	5,900	297,183
Carrier Global Corp.	3,100	110,236
Caterpillar, Inc.	1,100	180,488
Chase Corp.	100	8,357
Cognex Corp.	3,900	161,655
Columbus McKinnon Corp.	200	5,232
Commercial Vehicle Group, Inc. (a)	600	2,700
CVD Equipment Corp. (a)	200	1,040
CyberOptics Corp. (a)	600	32,268
Donaldson Co., Inc.	400	19,604
Douglas Dynamics, Inc.	100	2,802
Dover Corp.	8,600	1,002,588
Ducommun, Inc. (a)	200	7,932
Emerson Electric Co.	2,400	175,728
Enerpac Tool Group Corp.	500	8,915
FARO Technologies, Inc. (a)	200	5,488
Federal Signal Corp.	1,900	70,908
Flowserve Corp.	4,400	106,920
Fortive Corp.	100	5,830
General Dynamics Corp.	8,400	1,782,228
Gibraltar Industries, Inc. (a)	1,200	49,116
Gorman-Rupp Co. (The)	500	11,895
Hayward Holdings, Inc. (a)	900	7,983
HEICO Corp.	1,600	230,368

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Helios Technologies, Inc.	200	$10,120
Hubbell, Inc.	100	22,300
Hurco Cos., Inc.	100	2,248
Hydrofarm Holdings Group, Inc.	5,500	10,670
Hyliion Holdings Corp. (a)	9,600	27,552
IDEX Corp.	200	39,970
Insteel Industries, Inc.	400	10,612
Intevac, Inc. (a)	500	2,325
Kaman Corp.	300	8,379
Kennametal, Inc.	3,600	74,088
Keysight Technologies, Inc. (a)	6,400	1,007,104
LB Foster Co., Class A (a)	100	976
Lincoln Electric Holdings, Inc.	1,500	188,580
Lockheed Martin Corp.	9,500	3,669,755
LSI Industries, Inc.	900	6,921
Manitowoc Co., Inc. (The) (a)	6,400	49,600
Mayville Engineering Co., Inc.	1,100	7,161
Modine Manufacturing Co. (a)	400	5,176
nLight, Inc. (a)	4,400	41,580
NN, Inc. (a)	3,300	5,643
Nordson Corp.	300	63,681
Orion Energy Systems, Inc. (a)	1,200	1,872
Otis Worldwide Corp.	15,800	1,008,040
PACCAR, Inc.	8,100	677,889
Pentair plc	2,400	97,512
Powell Industries, Inc.	300	6,324
Proto Labs, Inc. (a)	2,000	72,860
REV Group, Inc.	300	3,309
Shyft Group, Inc. (The)	2,500	51,075
Standex International Corp.	300	24,495
Stanley Black & Decker, Inc.	500	37,605
Tennant Co.	200	11,312
Thermon Group Holdings, Inc. (a)	2,300	35,443
Timken Co.	700	41,328
Titan International, Inc. (a)	5,100	61,914
Triumph Group, Inc. (a)	1,600	13,744
TuSimple Holdings, Inc., Class A (a)	14,100	107,160
Valmont Industries, Inc.	100	26,862
Vishay Precision Group, Inc. (a)	400	11,836
Wabash National Corp.	200	3,112
Watts Water Technologies, Inc., Class A	200	25,146
XL Fleet Corp. (a)	4,800	4,272

		18,001,560

Industrial Services — 0.2%
Acacia Research Corp. (a)	3,700	14,948
Alta Equipment Group, Inc.	1,000	11,010

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Atlas Technical Consultants, Inc. (a)	400	$2,660
Avalon Holdings Corp., Class A (a)	200	530
Barrett Business Services, Inc.	500	39,000
BGSF, Inc.	300	3,333
Brady Corp., Class A	1,100	45,903
CBIZ, Inc. (a)	400	17,112
Cintas Corp.	300	116,457
Civeo Corp. (a)	525	13,193
Concrete Pumping Holdings, Inc. (a)	800	5,160
CoreCivic, Inc. (a)	9,700	85,748
CorVel Corp. (a)	300	41,529
Covenant Transportation Group, Inc., Class A	800	22,960
CRA International, Inc.	300	26,622
CryoPort, Inc. (a)	100	2,436
CSX Corp.	89,500	2,384,280
Daseke, Inc. (a)	6,400	34,624
DHT Holdings, Inc.	7,900	59,724
Dorian LPG Ltd.	300	4,071
DXP Enterprises, Inc. (a)	300	7,104
Eagle Bulk Shipping, Inc.	3,797	163,955
Emerald Holding, Inc. (a)	2,200	7,436
Ennis, Inc.	1,100	22,143
EVI Industries, Inc.	100	1,814
Fastenal Co.	400	18,416
Fluor Corp. (a)	9,900	246,411
Franklin Covey Co. (a)	700	31,773
Frontier Group Holdings, Inc. (a)	7,700	74,690
FTI Consulting, Inc. (a)	200	33,142
Genco Shipping & Trading Ltd.	5,800	72,674
Geo Group, Inc. (The) (a)	34,700	267,190
Great Lakes Dredge & Dock Corp. (a)	1,400	10,612
H&E Equipment Services, Inc.	2,500	70,850
Hackett Group, Inc.	1,500	26,580
Harsco Corp.	1,500	5,610
Herc Holdings, Inc.	200	20,776
Hudson Technologies, Inc. (a)	8,900	65,415
Huron Consulting Group, Inc. (a)	1,300	86,125
Information Services Group, Inc.	4,300	20,468
Insperity, Inc.	1,600	163,344
International Seaways, Inc.	300	10,539
Iteris, Inc. (a)	100	297
Kelly Services, Inc., Class A	1,800	24,462
Kforce, Inc.	900	52,785
Lawson Products, Inc. (a)	100	2,817
Limbach Holdings, Inc. (a)	200	1,520
Marten Transport Ltd.	5,499	105,361
Mistras Group, Inc. (a)	1,400	6,244

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Navigator Holdings Ltd. (a)	1,300	$14,885
Nordic American Tankers Ltd.	39,200	104,664
Norfolk Southern Corp.	3,500	733,775
Orion Group Holdings, Inc. (a)	500	1,320
Overseas Shipholding Group, Inc., Class A (a)	9,900	29,403
PAM Transportation Services, Inc. (a)	100	3,096
Pangaea Logistics Solutions Ltd.	4,100	18,942
Primoris Services Corp.	1,400	22,750
PureCycle Technologies, Inc. (a)	400	3,228
Quad/Graphics, Inc. (a)	1,100	2,816
Radiant Logistics, Inc. (a)	2,200	12,518
Resources Connection, Inc.	1,000	18,070
Schneider National, Inc., Class B	6,800	138,040
ShotSpotter, Inc. (a)	400	11,504
SkyWest, Inc. (a)	700	11,382
SP Plus Corp. (a)	100	3,132
Sterling Construction Co., Inc. (a)	100	2,147
Teekay Corp. (a)	12,700	45,593
Teekay Tankers Ltd., Class A (a)	8,163	224,809
Titan Machinery, Inc. (a)	2,500	70,650
Transcat, Inc. (a)	400	30,276
TriNet Group, Inc. (a)	3,100	220,782
Triton International Ltd.	4,400	240,812
Tutor Perini Corp. (a)	5,300	29,256
Union Pacific Corp.	12,300	2,396,286
US Xpress Enterprises, Inc., Class A (a)	3,000	7,380
V2X, Inc. (a)	100	3,540
Viad Corp. (a)	500	15,790
Wilhelmina International, Inc. (a)	100	409
WillScot Mobile Mini Holdings Corp. (a)	2,900	116,957
Yellow Corp. (a)	14,400	73,008

		9,159,073

Insurance — 0.1%
Argo Group International Holdings Ltd.	2,600	50,076
Brighthouse Financial, Inc. (a)	5,400	234,468
Citizens, Inc. (a)	1,300	4,342
CNO Financial Group, Inc.	3,000	53,910
Donegal Group, Inc., Class A	1,800	24,282
eHealth, Inc. (a)	7,600	29,716
Employers Holdings, Inc.	400	13,796
Erie Indemnity Co., Class A	200	44,462
Genworth Financial, Inc., Class A (a)	13,800	48,300
Greenlight Capital Re Ltd., A Shares (a)	1,900	14,136
Hallmark Financial Services, Inc. (a)	900	945
Hartford Financial Services Group, Inc.	100	6,194
HCI Group, Inc.	500	19,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Heritage Insurance Holdings, Inc.	3,200	$7,232
Jackson Financial, Inc., Class A	13,000	360,750
Kingstone Cos., Inc.	100	266
Lemonade, Inc. (a)	4,827	102,236
Maiden Holdings Ltd. (a)	400	860
MBIA, Inc. (a)	200	1,840
Mercury General Corp.	1,200	34,104
Progressive Corp.	4,900	569,429
Root, Inc., Class A	883	6,958
Ryan Specialty Holdings, Inc. (a)	2,100	85,302
SiriusPoint Ltd. (a)	2,100	10,395
Tiptree, Inc.	200	2,152
Trean Insurance Group, Inc. (a)	2,500	8,500
United Insurance Holdings Corp.	2,200	1,409
Universal Insurance Holdings, Inc.	2,300	22,655
Unum Group	22,700	880,760
W. R. Berkley Corp.	900	58,122

		2,697,197

Materials — 0.3%
AdvanSix, Inc.	600	19,260
Alcoa Corp.	15,601	525,130
Alpha Metallurgical Resources, Inc.	2,800	383,152
American Vanguard Corp.	2,000	37,400
Amyris, Inc. (a)	7,500	21,900
Arch Resources, Inc.	300	35,580
B2Gold Corp.	53,900	173,558
Barrick Gold Corp.	2,700	41,850
Carpenter Technology Corp.	1,900	59,166
Century Aluminum Co. (a)	4,600	24,288
CF Industries Holdings, Inc.	16,100	1,549,625
Codexis, Inc. (a)	14,600	88,476
Coeur Mining, Inc. (a)	69,100	236,322
CONSOL Energy, Inc.	1,500	96,480
Eagle Materials, Inc.	300	32,154
Eastman Chemical Co.	7,600	539,980
Ecolab, Inc.	1,500	216,630
Ecovyst, Inc.	8,400	70,896
Franco-Nevada Corp.	3,100	370,388
Gatos Silver, Inc. (a)	9,600	25,728
Glatfelter Corp.	10,000	31,100
Gold Resource Corp.	7,300	12,045
Hallador Energy Co. (a)	2,300	12,926
Haynes International, Inc.	100	3,512
Hecla Mining Co.	4,660	18,360
Ingevity Corp. (a)	400	24,252
Innospec, Inc.	100	8,567

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Intrepid Potash, Inc. (a)	3,700	$146,409
Kinross Gold Corp.	5,600	21,056
Kronos Worldwide, Inc.	1,200	11,208
Livent Corp. (a)	5,500	168,575
LSB Industries, Inc. (a)	8,500	121,125
McEwen Mining, Inc.	4,700	15,322
Methanex Corp.	100	3,187
Myers Industries, Inc.	600	9,882
NACCO Industries, Inc., Class A	300	14,109
New Gold, Inc. (a)	63,400	55,792
Newmont Corp.	74,200	3,118,626
O-I Glass, Inc. (a)	7,300	94,535
Origin Materials, Inc.	600	3,096
Osisko Gold Royalties Ltd.	7,200	73,296
Pactiv Evergreen, Inc.	300	2,619
Pan American Silver Corp.	1,000	15,880
Park Aerospace Corp.	400	4,416
Piedmont Lithium, Inc.	500	26,745
PolyMet Mining Corp. (a)	1,400	4,032
Ramaco Resources, Inc.	10,600	97,520
Ranpak Holdings Corp. (a)	18,600	63,612
Rayonier Advanced Materials, Inc. (a)	5,100	16,065
Resolute Forest Products, Inc. (a)	5,700	114,000
Ryerson Holding Corp.	1,500	38,610
Sandstorm Gold Ltd.	21,500	111,155
Seabridge Gold, Inc. (a)	700	8,309
Sealed Air Corp.	400	17,804
Sherwin-Williams Co.	1,600	327,600
Silvercorp Metals, Inc.	37,300	86,909
Southern Copper Corp.	200	8,968
SunCoke Energy, Inc.	11,300	65,653
Sylvamo Corp.	1,500	50,850
Teck Resources Ltd., Class B	17,900	544,339
Tecnoglass, Inc.	700	14,693
Ternium SA, ADR	400	10,956
TimkenSteel Corp. (a)	4,900	73,451
Trex Co., Inc. (a)	9,300	408,642
Tronox Holdings plc, Class A	15,700	192,325
Unifi, Inc. (a)	1,900	18,069
United States Steel Corp.	61,500	1,114,380
Venator Materials plc (a)	4,700	4,136
Warrior Met Coal, Inc.	9,000	255,960
WestRock Co.	7,700	237,853
Westwater Resources, Inc. (a)	1,300	1,482
Yamana Gold, Inc.	177,300	803,169

		13,255,145

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Media — 1.0%
Activision Blizzard, Inc. (b)	5,987	$445,073
Airbnb, Inc., Class A (a)	52,400	5,504,096
Alphabet, Inc., Class A (a)	48,300	4,619,895
Angi, Inc., Class A (a)	22,700	66,965
Bumble, Inc., Class A (a)	3,500	75,215
Charter Communications, Inc., Class A (a)	13,440	4,077,024
Clear Channel Outdoor Holdings, Inc. (a)	39,600	54,252
Comcast Corp., Class A	51,400	1,507,562
Cumulus Media, Inc., Class A (a)	600	4,218
DHI Group, Inc. (a)	4,800	25,824
DoorDash, Inc., Class A (a)	600	29,670
Electronic Arts, Inc.	17,600	2,036,496
Entercom Communications Corp. (a)	10,600	4,093
Eventbrite, Inc., Class A (a)	22,300	135,584
Facebook, Inc., Class A (a),(b)	87,200	11,831,296
Fiverr International Ltd. (a)	10,100	308,959
Fluent, Inc. (a)	3,000	4,050
GoDaddy, Inc., Class A (a)	10,800	765,504
Harte Hanks, Inc. (a)	1,300	14,495
HealthStream, Inc. (a)	1,000	21,260
IMAX Corp. (a)	6,400	90,368
Liberty Media Corp-Liberty SiriusXM, Class A (b),(c)	22,282	848,276
Liberty Media Corp-Liberty SiriusXM, Class C (b)	33,974	1,281,159
LifeMD, Inc. (a)	1,000	1,970
Magnite, Inc. (a)	7,400	48,618
Marqeta, Inc., Class A (a)	156,541	1,114,572
Netflix, Inc. (a)	13,300	3,131,352
New York Times Co. (The), Class A	700	20,125
Nextdoor Holdings, Inc. (a)	300	837
OptimizeRx Corp. (a)	5,000	74,100
Pinterest, Inc., Class A (a)	116,300	2,709,790
Quotient Technology, Inc. (a)	15,900	36,729
ROBLOX Corp., Class A	34,100	1,222,144
Roku, Inc. (a)	2,600	146,640
Sciplay Corp., Class A (a)	2,100	24,696
Shutterstock, Inc.	3,800	190,646
Snap, Inc., Class A (a)	390,500	3,834,710
Spotify Technology SA (a)	11,400	983,820
TechTarget, Inc. (a)	700	41,440
TEGNA, Inc.	4,600	95,128
Townsquare Media, Inc., Class A (a)	500	3,630
TripAdvisor, Inc. (a)	7,900	174,432
TrueCar, Inc. (a)	4,600	6,946
Twitter, Inc. (a)	200	8,768

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Upwork, Inc. (a)	20,800	$283,296
Urban One, Inc. (a)	600	2,550
VeriSign, Inc. (a)	3,200	555,840
WideOpenWest, Inc. (a)	1,000	12,270
World Wrestling Entertainment, Inc., Class A	2,300	161,391

		48,637,774

Oil & Gas — 0.5%
Altus Midstream Co., Class A	3,980	129,668
Amplify Energy Corp. (a)	3,566	23,429
Antero Resources Corp. (a)	77,800	2,375,234
Barnwell Industries, Inc.	200	528
Berry Corp.	5,900	44,250
Brigham Minerals, Inc., Class A	3,700	91,279
Cheniere Energy, Inc.	12,700	2,107,057
Chesapeake Energy Corp.	808	76,122
Clean Energy Fuels Corp. (a)	37,400	199,716
Comstock Resources, Inc. (a)	30,200	522,158
Crescent Point Energy Corp.	32,400	199,584
CVR Energy, Inc.	5,900	170,982
Delek US Holdings, Inc.	16,400	445,096
Earthstone Energy, Inc., Class A (a)	1,400	17,248
Enerplus Corp.	14,400	204,048
EnLink Midstream LLC	13,200	117,348
EQT Corp.	100,000	4,075,000
Evolution Petroleum Corp.	4,400	30,624
Exterran Corp. (a)	3,300	13,728
Flotek Industries, Inc. (a)	2,300	2,300
Forum Energy Technologies, Inc. (a)	500	10,620
Golar LNG Ltd. (a)	5,300	132,076
Halliburton Co.	200	4,924
Helix Energy Solutions Group, Inc. (a)	25,500	98,430
HF Sinclair Corp.	14,100	759,144
HighPeak Energy, Inc.	200	4,332
Imperial Oil Ltd.	1,200	51,924
Independence Contract Drilling, Inc. (a)	2,400	7,200
Kosmos Energy Ltd. (a)	118,900	614,713
Magnolia Oil & Gas Corp., Class A	17,900	354,599
Mammoth Energy Services, Inc. (a)	4,000	13,640
Marathon Oil Corp.	74,900	1,691,242
Marathon Petroleum Corp.	200	19,866
Matrix Service Co. (a)	2,700	11,178
MRC Global, Inc. (a)	12,100	86,999
Murphy Oil Corp.	6,500	228,605
Murphy USA, Inc.	2,300	632,293
Nabors Industries Ltd. (a)	1,000	101,450
Natural Gas Services Group, Inc. (a)	600	6,024

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Newpark Resources, Inc. (a)	10,500	$26,460
NexTier Oilfield Solutions, Inc. (a)	46,446	343,700
NOW, Inc. (a)	10,400	104,520
Occidental Petroleum Corp.	27,800	1,708,310
Oil States International, Inc. (a)	13,900	54,071
Ovintiv, Inc.	34,418	1,583,228
Patterson-UTI Energy, Inc.	12,500	146,000
PBF Energy, Inc., Class A (a)	33,800	1,188,408
Penn Virginia Corp.	3,300	103,785
Permian Resources Corp.	80,600	548,080
PHX Minerals, Inc.	6,100	19,764
Plains GP Holdings LP, Class A	9,500	103,645
Precision Drilling Corp. (a)	800	40,504
Range Resources Corp.	14,400	363,744
Ring Energy, Inc. (a)	30,000	69,600
Select Energy Services, Inc., Class A (a)	7,200	50,184
Sitio Royalties Corp.	1,075	23,768
SM Energy Co.	13,100	492,691
Smart Sand, Inc. (a)	5,200	8,112
Solaris Oilfield Infrastructure, Inc., Class A	3,400	31,824
Southwestern Energy Co. (a)	35,300	216,036
Talos Energy, Inc. (a)	21,700	361,305
Tellurian, Inc. (a)	1,900	4,541
TETRA Technologies, Inc. (a)	100	359
Tidewater, Inc. (a)	1,000	21,700
Transocean Ltd. (a)	197,533	487,907
TravelCenters of America, Inc. (a)	1,640	88,445
US Silica Holdings, Inc. (a)	900	9,855
VAALCO Energy, Inc.	1,000	4,360
Valero Energy Corp.	6,200	662,470
Vermilion Energy, Inc.	9,400	201,348
W&T Offshore, Inc. (a)	32,500	190,450
Weatherford International plc (a)	7,600	245,404
World Fuel Services Corp.	1,400	32,816

		25,212,052

Private Equity — 0.0%
Millennium Equity Private Equity (a),(c),(d)	60,879	791,427

Real Estate — 0.1%
Agree Realty Corp.	8,900	601,462
Alpine Income Property Trust, Inc.	700	11,354
American Assets Trust, Inc.	900	23,148
Armada Hoffler Properties, Inc.	1,100	11,418
Bluerock Residential Growth REIT, Inc.	4,800	128,400
Braemar Hotels & Resorts, Inc.	8,000	34,400
Broadstone Net Lease, Inc.	1,500	23,295

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
BRT Apartments Corp.	300	$6,093
CareTrust REIT, Inc.	100	1,811
Centerspace	200	13,464
Chatham Lodging Trust (a)	2,200	21,714
CIM Commercial Trust Corp.	200	1,278
Compass, Inc., Class A	2,400	5,568
CorEnergy Infrastructure Trust, Inc.	200	318
CTO Realty Growth, Inc.	1,900	35,606
CubeSmart	5,500	220,330
Diversified Healthcare Trust	35,700	35,347
EastGroup Properties, Inc.	1,900	274,246
Equity LifeStyle Properties, Inc.	300	18,852
Essential Properties Realty Trust, Inc.	5,300	103,085
eXp World Holdings, Inc.	4,400	49,324
Farmland Partners, Inc.	10,300	130,501
First Industrial Realty Trust, Inc.	4,500	201,645
Four Corners Property Trust, Inc.	4,200	101,598
Gaming and Leisure Properties, Inc.	3,000	132,720
Getty Realty Corp.	900	24,201
Gladstone Land Corp.	1,200	21,720
Global Medical REIT, Inc.	1,000	8,520
Hersha Hospitality Trust, Class A	4,500	35,910
Industrial Logistics Properties Trust	700	3,850
Legacy Housing Corp. (a)	400	6,860
Lexington Realty Trust	9,300	85,188
Life Storage, Inc.	4,100	454,116
McGrath RentCorp	700	58,702
Medalist Diversified REIT, Inc.	1,400	1,142
National Retail Properties, Inc.	5,800	231,188
National Storage Affiliates Trust	8,700	361,746
NETSTREIT Corp.	7,700	137,137
NexPoint Residential Trust, Inc.	100	4,621
Omega Healthcare Investors, Inc.	400	11,796
Park Hotels & Resorts, Inc.	3,912	44,049
Pebblebrook Hotel Trust	100	1,451
Plymouth Industrial REIT, Inc.	2,800	47,068
Postal Realty Trust, Inc., Class A	100	1,467
Power REIT (a)	300	3,201
Presidio Property Trust, Inc., Class A	500	625
Prologis, Inc.	7,100	721,360
Radius Global Infrastructure, Inc., Class A (a)	1,500	14,130
Rafael Holdings, Inc., Class B (a)	2,300	4,140
RE/MAX Holdings, Inc., Class A	1,900	35,929
Redfin Corp. (a)	24,000	140,160
Retail Opportunity Investments Corp.	10,000	137,600
Rexford Industrial Realty, Inc.	1,535	79,820
RLJ Lodging Trust	6,100	61,732

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Safehold, Inc.	100	$2,646
SBA Communications Corp.	600	170,790
Service Properties Trust	1,400	7,266
Summit Hotel Properties, Inc.	5,100	34,272
Terreno Realty Corp.	4,800	254,352
Universal Health Realty Income Trust	500	21,605
Wheeler Real Estate Investment Trust, Inc. (a)	300	390
Whitestone REIT	2,900	24,534

		5,442,261

Renewable Energy — 0.2%
Alto Ingredients, Inc.	100	364
American Superconductor Corp. (a)	200	876
Ballard Power Systems, Inc. (a)	5,600	34,272
Canadian Solar, Inc. (a)	1,000	37,250
Eneti, Inc.	3,590	23,945
Enphase Energy, Inc. (a),(b)	37,900	10,516,113
FuelCell Energy, Inc. (a)	2,471	8,426
FutureFuel Corp.	3,500	21,140
Gevo, Inc. (a)	43,700	99,636
Infrastructure and Energy Alternatives, Inc. (a)	7,800	105,612
Plug Power, Inc.	3,800	79,838
SunPower Corp. (a)	4,200	96,768
TPI Composites, Inc. (a)	7,400	83,472

		11,107,712

Retail & Wholesale—Discretionary — 0.2%
1-800-Flowers.com, Inc., Class A (a)	9,900	64,251
Aspen Aerogels, Inc. (a)	8,800	81,136
AutoZone, Inc. (a)	600	1,285,158
Avis Budget Group, Inc. (a)	9,500	1,410,370
Barnes & Noble Education, Inc. (a)	6,900	16,560
Bassett Furniture Industries, Inc.	1,000	15,680
BlueLinx Holdings, Inc. (a)	2,300	142,830
Build-A-Bear Workshop, Inc.	1,100	14,663
Chewy, Inc., Class A (a)	28,600	878,592
Chico’s FAS, Inc. (a)	32,000	154,880
Conn’s, Inc. (a)	5,600	39,648
Container Store Group, Inc. (The) (a)	2,800	13,720
Designer Brands, Inc., Class A	12,600	192,906
Etsy, Inc. (a)	25,800	2,583,354
Express, Inc. (a)	12,600	13,734
Figs, Inc., Class A (a)	7,800	64,350
Freshpet, Inc. (a)	200	10,018
G-III Apparel Group Ltd. (a)	2,400	35,880
Gaia, Inc. (a)	700	1,701

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Guess?, Inc.	4,400	$64,548
Haverty Furniture Cos., Inc.	1,800	44,820
La-Z-Boy, Inc.	1,600	36,112
Macy’s, Inc.	300	4,701
Monro, Inc.	2,900	126,034
Nordstrom, Inc.	17,000	284,410
Overstock.com, Inc.	1,100	26,785
Party City Holdco, Inc. (a)	23,100	36,498
PC Connection, Inc.	100	4,509
PetMed Express, Inc.	1,200	23,424
Poshmark, Inc., Class A (a)	14,200	222,514
Qurate Retail, Inc., Class A	3,300	6,633
RealReal, Inc. (The) (a)	19,100	28,650
Revolve Group, Inc. (a)	11,400	247,266
Rush Enterprises, Inc., Class A	900	39,474
ScanSource, Inc. (a)	100	2,641
Shoe Carnival, Inc.	4,200	90,048
Stitch Fix, Inc., Class A (a)	22,900	90,455
Tile Shop Holdings, Inc. (a)	100	352
Vera Bradley, Inc. (a)	7,300	21,973
Veritiv Corp. (a)	300	29,331
Wayfair, Inc., Class A (a)	15,100	491,505

		8,942,114

Retail & Wholesale—Staples — 0.0%
Arko Corp.	4,100	38,499
Laird Superfood, Inc. (a)	900	1,638
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,600	134,160
Rite Aid Corp. (a)	15,500	76,725
Village Super Market, Inc., Class A	200	3,866

		254,888

Retail & Wholesale—Staples — 0.0%
Grocery Outlet Holding Corp. (a)	1,700	56,593
Kroger Co.	35,100	1,535,625
Natural Grocers by Vitamin Cottage, Inc.	1,000	10,790
PriceSmart, Inc.	400	23,036
Sprouts Farmers Market, Inc. (a)	2,200	61,050

		1,687,094

Retail—Discretionary — 0.0%
Destination XL Group, Inc. (a)	9,300	50,406

Software & Technology Services — 2.5%
Accenture plc, Class A	8,000	2,058,400
Adobe Systems, Inc. (a),(b)	43,400	11,943,680
Agilysys, Inc. (a)	300	16,605

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Allscripts Healthcare Solutions, Inc. (a)	9,900	$150,777
Alteryx, Inc., Class A (a)	4,900	273,616
American Software, Inc., Class A	1,700	26,044
ANSYS, Inc. (a)	2,600	576,420
Appian Corp., Class A (a)	600	24,498
Asana, Inc., Class A (a)	24,100	535,743
Atlassian Corp. PLC, Class A (a)	19,100	4,022,269
Autodesk, Inc. (a)	10,000	1,868,000
Automatic Data Processing, Inc.	15,500	3,505,945
Avaya Holdings Corp. (a)	17,000	27,030
Avid Technology, Inc. (a)	1,400	32,564
Bandwidth, Inc., Class A (a)	6,500	77,350
Bentley Systems, Inc., Class B	200	6,118
BigCommerce Holdings, Inc. (a)	5,300	78,440
BlackBerry Ltd. (a)	15,700	73,790
Booz Allen Hamilton Holding Corp.	8,400	775,740
Box, Inc., Class A (a)	23,400	570,726
Brightcove, Inc. (a)	2,600	16,380
BTRS Holdings, Inc., Class A (a)	2,200	20,372
C3.ai, Inc., Class A (a)	1,900	23,750
CACI International, Inc., Class A (a)	100	26,106
Cadence Design Systems, Inc. (a)	17,000	2,778,310
Calix, Inc. (a)	1,900	116,166
Cardlytics, Inc. (a)	9,100	85,540
Cass Information Systems, Inc.	500	17,345
Cerence, Inc. (a)	8,900	140,175
ChannelAdvisor Corp. (a)	2,200	49,852
Citrix Systems, Inc.	27,400	2,846,860
Clear Secure, Inc., Class A	400	9,144
Cloudflare, Inc., Class A (a)	46,500	2,571,915
CommVault Systems, Inc. (a)	200	10,608
Computer Programs & Systems, Inc. (a)	200	5,576
comScore, Inc. (a)	6,200	10,230
Conduent, Inc. (a)	18,600	62,124
Confluent, Inc., Class A (a)	200	4,754
CoStar Group, Inc. (a)	6,800	473,620
Coupa Software, Inc. (a)	18,200	1,070,160
Crowdstrike Holdings, Inc. (a)	6,300	1,038,303
CSG Systems International, Inc.	1,200	63,456
CyberArk Software Ltd. (a)	1,200	179,928
Datadog, Inc., Class A (a)	21,400	1,899,892
Digi International, Inc. (a)	2,600	89,882
Digimarc Corp. (a)	1,200	16,260
Digital Turbine, Inc. (a)	1,300	18,733
DigitalOcean Holdings, Inc. (a)	15,400	557,018
DocuSign, Inc. (a)	56,200	3,005,014
Domo, Inc., Class B (a)	3,900	70,161

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	100	$3,697
Dropbox, Inc., Class A (a)	34,000	704,480
Duck Creek Technologies, Inc.	2,800	33,180
Duolingo, Inc. (a)	700	66,661
Dynatrace, Inc. (a)	32,400	1,127,844
Ebix, Inc.	1,400	26,558
eGain Corp. (a)	1,100	8,085
Elastic NV (a)	300	21,522
Everbridge, Inc. (a)	600	18,528
EVERTEC, Inc.	3,700	115,995
Evo Payments, Inc., Class A (a)	700	23,310
Evolent Health, Inc., Class A (a)	1,300	46,709
ExlService Holdings, Inc. (a)	1,200	176,832
Fair Isaac Corp. (a)	200	82,402
Fastly, Inc., Class A (a)	34,100	312,356
Forrester Research, Inc. (a)	500	18,005
Fortinet, Inc. (a)	41,800	2,053,634
Gartner, Inc. (a)	1,700	470,373
Green Dot Corp., Class A (a)	8,200	155,636
Grid Dynamics Holdings, Inc. (a)	5,100	95,523
Health Catalyst, Inc. (a)	5,700	55,290
I3 Verticals, Inc., Class A (a)	100	2,003
ICF International, Inc.	700	76,314
Immersion Corp. (a)	6,100	33,489
Inseego Corp. (a)	9,500	19,665
Integral Ad Science Holding Corp.	300	2,172
Jack Henry & Associates, Inc.	700	127,589
KnowBe4, Inc., Class A	2,100	43,701
Kubient, Inc. (a)	300	294
Limelight Networks, Inc. (a)	28,000	77,840
LivePerson, Inc. (a)	6,400	60,288
LiveRamp Holdings, Inc.	1,600	29,056
Loyalty Ventures, Inc.	100	121
Manhattan Associates, Inc. (a)	2,600	345,878
MarketAxess Holdings, Inc.	2,900	645,221
MasterCard, Inc., Class A	3,700	1,052,058
Maximus, Inc.	1,900	109,953
Microsoft Corp.	36,200	8,430,980
MicroStrategy, Inc., Class A (a)	2,600	551,876
Mitek Systems, Inc. (a)	3,200	29,312
Model N, Inc. (a)	1,300	44,499
Momentive Global, Inc. (a)	19,200	111,552
MoneyGram International, Inc. (a)	8,500	88,400
Moneylion, Inc. (a)	400	357
MSCI, Inc.	3,100	1,307,549
NetSol Technologies, Inc. (a)	200	628
New Relic, Inc. (a)	6,400	367,232

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
NextGen Healthcare, Inc. (a)	4,300	$76,110
NortonLifeLock, Inc.	44,700	900,258
Nutanix, Inc., Class A (a)	16,900	352,027
Nuvei Corp.	200	5,410
Okta, Inc. (a)	7,900	449,273
Olo, Inc., Class A (a)	5,000	39,500
ON24, Inc. (a)	2,900	25,520
OneSpan, Inc. (a)	1,800	15,498
Open Lending Corp., Class A (a)	14,700	118,188
Open Text Corp.	400	10,576
Oracle Corp.	60,900	3,719,163
PagerDuty, Inc. (a)	12,900	297,603
Palantir Technologies, Inc., Class A	22,200	180,486
Palo Alto Networks, Inc. (a),(b)	37,700	6,174,883
Parsons Corp.	300	11,760
Paychex, Inc.	8,200	920,122
Paycom Software, Inc. (a)	3,300	1,088,967
Paylocity Holding Corp. (a)	2,100	507,318
Paymentus Holdings, Inc., Class A	200	1,944
Payoneer Global, Inc. (a)	15,800	95,590
PayPal Holdings, Inc. (a),(b)	72,300	6,222,861
Paysafe Ltd. (a)	9,500	13,110
PDF Solutions, Inc. (a)	1,200	29,436
Pegasystems, Inc.	600	19,284
Phreesia, Inc. (a)	3,500	89,180
Ping Identity Holding Corp. (a)	3,100	87,017
Progress Software Corp.	100	4,255
Qualys, Inc. (a)	4,200	585,438
Rapid7, Inc. (a)	900	38,610
Red Violet, Inc.	200	3,464
Rimini Street, Inc. (a)	4,200	19,572
RingCentral, Inc., Class A (a)	2,000	79,920
Sabre Corp. (a)	43,900	226,085
Salesforce, Inc. (a)	2,600	373,984
Schrodinger, Inc. (a)	1,500	37,470
SecureWorks Corp., Class A (a)	1,000	8,050
SEMrush Holdings, Inc., Class A (a)	700	7,847
ServiceNow, Inc. (a)	100	37,761
ShiftPixy, Inc.	28	386
Shopify, Inc., Class A (a)	84,300	2,271,042
Smartsheet, Inc., Class A (a)	6,500	223,340
Snowflake, Inc., Class A (a)	500	84,980
SolarWinds Corp.	1,900	14,725
Sprout Social, Inc., Class A (a)	6,600	400,488
SPS Commerce, Inc. (a)	600	74,538
Synopsys, Inc. (a)	3,300	1,008,183
Tabula Rasa HealthCare, Inc. (a)	5,346	25,661

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Tenable Holdings, Inc. (a)	4,500	$156,600
TTEC Holdings, Inc.	800	35,448
Twilio, Inc., Class A (a)	21,800	1,507,252
Tyler Technologies, Inc. (a)	300	104,250
UiPath, Inc., Class A (a)	23,400	295,074
Unity Software, Inc. (a)	27,400	872,964
Varonis Systems, Inc. (a)	13,000	344,760
Veeva Systems, Inc., Class A (a)	5,500	906,840
Verra Mobility Corp. (a)	21,500	330,455
Vimeo, Inc. (a)	27,800	111,200
VirnetX Holding Corp. (a)	3,400	3,978
Visa, Inc., Class A (b)	66,900	11,884,785
VMware, Inc., Class A	12,800	1,362,688
Western Union Co. (The)	53,200	718,200
Workday, Inc., Class A (a)	5,000	761,100
Workiva, Inc. (a)	3,600	280,080
Yext, Inc. (a)	23,400	104,364
Zedge, Inc., Class B (a)	1,500	3,540
Zoom Video Communications, Inc., Class A (a)	70,200	5,166,018
Zscaler, Inc. (a)	15,900	2,613,483
Zuora, Inc., Class A (a)	22,900	169,002

		117,805,000

Tech Hardware & Semiconductors — 0.8%
A10 Networks, Inc.	6,400	84,928
Airgain, Inc. (a)	400	2,884
Akoustis Technologies, Inc. (a)	300	891
Alpha & Omega Semiconductor Ltd. (a)	2,500	76,900
Ambarella, Inc. (a)	6,000	337,080
Amkor Technology, Inc.	500	8,525
Amtech Systems, Inc. (a)	700	5,950
Applied Materials, Inc.	3,000	245,790
Applied Optoelectronics, Inc. (a)	6,300	17,136
Arista Networks, Inc. (a)	20,300	2,291,667
Arlo Technologies, Inc. (a)	10,800	50,112
Autoscope Technologies Corp.	200	910
Aviat Networks, Inc. (a)	1,000	27,380
Axcelis Technologies, Inc. (a)	50	3,028
AXT, Inc. (a)	2,800	18,760
Benchmark Electronics, Inc.	1,000	24,780
Broadcom, Inc.	2,600	1,154,426
CalAmp Corp. (a)	10,300	39,552
Cambium Networks Corp. (a)	1,500	25,380
Casa Systems, Inc. (a)	4,799	15,021
Celestica, Inc. (a)	7,600	63,916
CEVA, Inc. (a)	400	10,492

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Cirrus Logic, Inc. (a)	1,000	$68,800
Cisco Systems, Inc. (b)	212,600	8,504,000
Comtech Telecommunications Corp.	300	3,003
Corning, Inc.	200	5,804
Daktronics, Inc. (a)	4,400	11,924
Diebold Nixdorf, Inc. (a)	4,800	11,712
Dolby Laboratories, Inc., Class A	2,400	156,360
EMCORE Corp. (a)	10,500	17,535
Enovix Corp. (a)	6,100	111,843
Everspin Technologies, Inc. (a)	2,300	13,317
Extreme Networks, Inc. (a)	1,600	20,912
Flex Ltd.	900	14,994
FormFactor, Inc. (a)	3,000	75,150
Garmin Ltd.	10,500	843,255
GoPro, Inc., Class A (a)	29,100	143,463
Harmonic, Inc. (a)	9,400	122,858
Identiv, Inc. (a)	1,100	13,794
Impinj, Inc. (a)	3,700	296,111
Infinera Corp. (a)	2,000	9,680
Intel Corp. (b)	424,900	10,949,673
Intellicheck, Inc. (a)	1,200	3,024
InterDigital, Inc.	2,700	109,134
inTEST Corp. (a)	900	6,867
IPG Photonics Corp. (a)	4,500	379,575
Juniper Networks, Inc.	100	2,612
Kopin Corp. (a)	16,361	17,179
Lattice Semiconductor Corp. (a)	6,200	305,102
Luna Innovations, Inc.	1,100	4,884
MaxLinear, Inc., Class A (a)	6,900	225,078
Microchip Technology, Inc.	5,800	353,974
NetApp, Inc.	18,700	1,156,595
NETGEAR, Inc. (a)	1,600	32,064
Netscout Systems, Inc. (a)	100	3,132
NVIDIA Corp.	7,600	922,564
O2Micro International Ltd., ADR (a)	100	423
Photronics, Inc. (a)	14,700	214,914
Pixelworks, Inc. (a)	6,300	10,143
PlayAGS, Inc. (a)	4,900	25,970
Power Integrations, Inc.	4,600	295,872
Powerfleet, Inc. (a)	100	308
Pure Storage, Inc., Class A (a)	62,500	1,710,625
QUALCOMM, Inc.	5,100	576,198
Quantum Corp. (a)	1,800	1,944
Rambus, Inc. (a)	2,100	53,382
Ribbon Communications, Inc. (a)	1,500	3,330
Semtech Corp. (a)	17,700	520,557
SiTime Corp.	4,300	338,539

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
SkyWater Technology, Inc.	100	$765
Skyworks Solutions, Inc.	9,300	793,011
Sonim Technologies, Inc.	40	20
Sonos, Inc.	2,400	33,360
Stratasys Ltd. (a)	11,300	162,833
Super Micro Computer, Inc. (a)	400	22,028
Synaptics, Inc. (a)	4,500	445,545
TESSCO Technologies, Inc. (a)	400	1,656
Universal Electronics, Inc. (a)	200	3,934
Veeco Instruments, Inc. (a)	4,030	73,830
Viavi Solutions, Inc. (a)	2,300	30,015
Vicor Corp. (a)	700	41,398
VOXX International Corp. (a)	2,000	15,220
Xerox Holdings Corp.	23,800	311,304
Zebra Technologies Corp., Class A (a)	500	131,005

		35,239,609

Telecommunications — 0.0%
Cogent Communications Holdings, Inc.	1,900	99,104
EchoStar Corp., Class A (a)	3,300	54,351
ESC NII Holdings, Inc. (d)	50,677	13,176
Gogo, Inc. (a)	10,800	130,896
Iridium Communications, Inc. (a)	800	35,496
Ooma, Inc. (a)	1,000	12,300
Planet Labs PBC (a)	2,200	11,946
Spok Holdings, Inc.	3,100	23,684
Verizon Communications, Inc.	13,300	505,001

		885,954

Transportation & Logistics — 0.0%
American Airlines Group, Inc. (a)	77,000	927,080
JetBlue Airways Corp. (a)	200	1,326
Mesa Air Group, Inc. (a)	7,900	13,035
Universal Logistics Holdings, Inc.	800	25,376

		966,817

Utilities — 0.0%
Alliant Energy Corp.	100	5,299
Consolidated Water Co. Ltd.	1,000	15,380
Eversource Energy	1,300	101,348
FirstEnergy Corp.	600	22,200
NextEra Energy Partners LP	100	7,231
NextEra Energy, Inc.	7,200	564,552
Northwest Natural Holding Co.	1,600	69,408
NorthWestern Corp.	4,800	236,544
ONE Gas, Inc.	200	14,078

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
PNM Resources, Inc.	500	$22,865
Public Service Enterprise Group, Inc.	2,500	140,575
SJW Group	200	11,520
Southern Co.	1,700	115,600
Unitil Corp.	300	13,935
York Water Co. (The)	600	23,058

		1,363,593

Waste & Environmental Services & Equipment — 0.0%
CECO Environmental Corp. (a)	5,000	44,250
Energy Recovery, Inc. (a)	3,700	80,438
Heritage-Crystal Clean, Inc. (a)	1,300	38,441
Republic Services, Inc.	300	40,812

		203,941

Total North America		861,008,231

Oceania — 0.0%
Materials — 0.0%
BHP Group Ltd., ADR	2,800	140,112

Total Oceania		140,112

South America — 0.1%
Banking — 0.0%
Bancolombia SA, ADR	2,500	60,925

Consumer Discretionary Services — 0.0%
Arcos Dorados Holdings, Inc., Class A	14,763	107,622

Industrial Products — 0.0%
Embraer SA, ADR (a)	200	1,720

Materials — 0.0%
Nexa Resources SA	2,100	10,836
Sociedad Quimica y Minera de Chile SA, ADR	15,400	1,397,550
Wheaton Precious Metals Corp.	14,800	478,928

		1,887,314

Media — 0.0%
Liberty Latin America Ltd., Class C	200	1,230

Oil & Gas — 0.1%
Geopark Ltd.	5,200	60,996
Gran Tierra Energy, Inc. (a)	103,100	124,751
Petroleo Brasileiro SA, ADR	142,200	1,754,748

		1,940,495

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Retail & Wholesale—Staples — 0.0%
Cia Brasileira de Distribuicao, ADR	10,700	$37,878

Software & Technology Services — 0.0%
StoneCo Ltd., A Shares (a)	67,100	639,463

Total South America		4,676,647

TOTAL COMMON STOCK (COST $977,134,236)		901,453,322

PREFERRED STOCK — 0.2%
North America — 0.2%
Consumer Discretionary Services — 0.0%
Journey Beyond Preferred Equity (a),(c),(d)	15,330	1,389,319

Financial Services — 0.1%
ATI EQUITY (a),(c),(d)	3,039	3,061,793

Retail & Wholesale—Discretionary — 0.1%
Guitar Center, Inc. (a),(c),(d)	38,645	4,994,866

Total North America		9,445,978

TOTAL PREFERRED STOCK (COST $8,825,537)		9,445,978

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 3.7%
North America — 3.7%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, 1 mo. USD LIBOR + ..69%, 3.77%, 08/25/35 (c),(e)	$759,728	585,523
Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 4.01%, 12/25/60 (b),(c),(e),(f)	762,000	567,458
Allegany Park CLO Ltd., Series 2019-1A, Class AR, 3 mo. TSFR + 1.30%, 3.78%, 01/20/35 (c)	5,300,000	5,049,978
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 7.10%, 9.83%, 01/21/32 (b),(c),(e),(f)	1,000,000	843,668
AMSR Trust, Series 2022-SFR3, Class E1, 4.00%, 10/17/39 (c)	118,000	100,984
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. TSFR + 2.16%, 5.01%, 02/15/35 (b),(c),(e),(f)	1,792,000	1,748,488

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. USD LIBOR + 7.34%, 9.85%, 10/15/32 (b),(c),(e),(f)	$250,000	$207,240
Ares LXI CLO Ltd., Series 2021-61A, Class E, 3 mo. USD LIBOR + 6.25%, 8.96%, 10/20/34 (b),(c),(e),(f)	1,000,000	821,417
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. USD LIBOR + 6.86%, 9.37%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,243,183
Bain Capital Credit CLO Ltd.,
Series 2020-3A, Class A1R, 3 mo. USD LIBOR + 1.16%, 3.94%, 10/23/34 (c)	6,000,000	5,711,286
Series 2022-1A, Class A1, 3 mo. TSFR + 1.32%, 2.22%, 04/18/35 (c)	7,000,000	6,670,125
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.16%, 8.87%, 07/20/34 (b),(c),(e),(f)	1,000,000	804,025
Barings CLO Ltd.,
Series 2019-2A, Class DR, 3 mo. USD LIBOR + 6.78%, 9.29%, 04/15/36 (b),(c),(e),(f)	500,000	422,240
Series 2019-4A, Class E, 3 mo. USD LIBOR + 7.39%, 9.90%, 01/15/33 (c),(e),(f)	500,000	430,701
Series 2020-4A, Class A, 3 mo. USD LIBOR + 1.22%, 3.93%, 01/20/32 (b),(c)	10,000,000	9,745,190
Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.25%, 8.76%, 07/15/34 (b),(c),(e),(f)	1,000,000	837,267
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DRR, 3 mo. USD LIBOR + 7.20%, 9.91%, 01/20/32 (b),(c),(e),(f)	1,000,000	855,017
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. USD LIBOR + 6.75%, 9.26%, 07/15/34 (b),(c),(e),(f)	1,000,000	828,584
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. USD LIBOR + 6.70%, 9.21%, 10/15/34 (b),(c),(e),(f)	1,000,000	826,583
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. USD LIBOR + 6.86%, 9.64%, 07/25/34 (b),(c),(e),(f)	1,000,000	835,746
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. USD LIBOR + 6.40%, 8.91%, 04/15/34 (b),(c),(e),(f)	250,000	204,779
BlueMountain CLO XXX Ltd., Series 2020-30A, Class AR, 3 mo. TSFR + 1.37%, 3.70%, 04/15/35 (c)	7,250,000	6,913,593

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
BPCRE 2022-FL2 Ltd.,
Series 2022-FL2, Class AS, 1 mo. TSFR + 3.10%, 6.12%, 01/16/37 (c),(e),(f)	$1,000,000	$999,999
Series 2022-FL2, Class B, 1 mo. TSFR + 3.80%, 6.82%, 01/16/37 (c),(e),(f)	1,000,000	988,864
Broad River Bsl Funding CLO Ltd., Series 2020-1A, Class ER, 3 mo. USD LIBOR + 6.50%, 9.21%, 07/20/34 (b),(c),(e),(f)	2,000,000	1,621,934
BSPRT 2022-FL9 Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 6.76%, 07/15/39 (c),(e),(f)	1,277,000	1,251,540
CARLYLE US CLO Ltd., Series 2020-1A, Class DR, 3 mo. USD LIBOR + 6.25%, 8.96%, 07/20/34 (b),(c),(e),(f)	1,000,000	826,537
CarVal CLO I Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.77%, 8.51%, 07/16/31 (b),(c),(e),(f)	2,000,000	1,666,408
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. USD LIBOR + 6.57%, 9.28%, 04/20/32 (b),(c),(e),(f)	2,500,000	2,045,345
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.60%, 9.31%, 07/20/34 (b),(c),(e),(f)	1,000,000	799,400
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.61%, 9.39%, 07/23/34 (b),(c),(e),(f)	1,500,000	1,224,997
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ERR, 3 mo. USD LIBOR + 6.72%, 9.43%, 04/20/34 (b),(c),(e),(f)	1,250,000	1,038,445
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, 3 mo. USD LIBOR + 1.13%, 3.91%, 10/25/34 (b),(c)	8,325,000	7,968,390
CIFC Funding Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 6.80%, 9.54%, 10/16/34 (b),(c),(e),(f)	1,000,000	848,732
CoreVest American Finance Trust,
Series 2017-2, Class M, 5.60%, 12/25/27 (b),(c),(e),(f)	1,000,000	903,180
Series 2019-2, Class XA, 2.59%, 06/15/52 (b),(c),(e),(f),(g)	4,421,684	337,618
Series 2019-3, Class XA, 2.21%, 10/15/52 (b),(c),(e),(f),(g)	9,156,023	450,925
Series 2020-1, Class E, 4.82%, 03/15/50 (b),(c),(e),(f)	125,000	106,686
Series 2020-4, Class XB, 2.97%, 12/15/52 (b),(c),(e),(f),(g)	1,000,000	115,655

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-4, Class XA, 4.02%, 12/15/52 (b),(c),(e),(f),(g)	$865,648	$102,127
Series 2021-1, Class XA, 3.10%, 04/15/53 (b),(c),(e),(f),(g)	836,361	69,142
Series 2021-2, Class XA, 3.15%, 07/15/54 (b),(c),(e),(f),(g)	844,033	84,069
Countrywide Asset-Backed Certificates, Series 2007-3, Class 2A4, 1 mo. USD LIBOR + ..32%, 3.40%, 05/25/47 (c),(e)	321,698	200,920
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. USD LIBOR + 6.15%, 9.13%, 08/20/34 (b),(c),(e),(f)	1,000,000	829,710
FBR Securitization Trust, Series 2005-5, Class M4, 1 mo. USD LIBOR + .98%, 4.06%, 11/25/35 (c),(e)	512,000	298,182
FFMLT Trust, Series 2005-FF11, Class M3, 1 mo. USD LIBOR + .93%, 4.01%, 11/25/35 (c),(e)	289,163	234,233
FirstKey Homes 2022-SFR1 Trust, Series 2022-SFR1, Class E1, 5.00%, 05/17/39 (b),(c),(f)	1,000,000	904,322
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.61%, 9.32%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,239,217
FS Rialto Issuer Ltd.,
Series 2022-FL4, Class C, SOFR30A + 3.25%, 5.53%, 01/19/39 (b),(c),(e),(f)	1,000,000	963,535
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 6.94%, 06/19/37 (c),(e),(f)	1,000,000	985,339
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 7.64%, 04/15/35 (b),(c),(e),(f)	1,000,000	827,474
Galaxy XXII CLO Ltd., Series 2016-22A, Class ERR, 3 mo. USD LIBOR + 6.50%, 9.24%, 04/16/34 (b),(c),(e),(f)	500,000	395,767
Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, 3 mo. USD LIBOR + 5.78%, 8.70%, 05/16/31 (b),(c),(e),(f)	1,000,000	843,685
Goldentree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ER, 3 mo. USD LIBOR + 6.15%, 8.86%, 10/20/34 (b),(c),(e),(f)	1,000,000	816,327
GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD LIBOR + 1.13%, 3.84%, 10/20/34 (b),(c)	10,000,000	9,569,700
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. USD LIBOR + 3.35%, 5.86%, 04/15/34 (b),(c),(e),(f)	1,000,000	880,206

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
GSAA Home Equity Trust, Series 2004-5, Class M2, 4.43%, 06/25/34 (c),(h)	$295,260	$218,091
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, 3 mo. USD LIBOR + 6.33%, 8.84%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,211,652
Halsey Point CLO I Ltd., Series 2019-1A, Class E, 3 mo. USD LIBOR + 7.70%, 10.41%, 01/20/33 (b),(c),(e),(f)	1,000,000	861,072
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.71%, 9.42%, 04/20/34 (b),(c),(e),(f)	1,500,000	1,218,462
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.94%, 9.72%, 01/30/35 (b),(c),(e),(f)	1,000,000	809,435
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. USD LIBOR + 7.20%, 9.91%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,240,495
Kayne CLO II Ltd., Series 2018-2A, Class ER, 3 mo. USD LIBOR + 6.00%, 8.51%, 10/15/31 (b),(c),(e),(f)	416,667	351,983
Kayne CLO III Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.50%, 9.01%, 04/15/32 (b),(c),(e),(f)	1,000,000	841,424
Lehman XS Trust, Series 2007-9, Class 1A3, 1 mo. USD LIBOR + .60%, 3.68%, 06/25/37 (c)	734,578	586,835
Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A3, 1 mo. USD LIBOR + .16%, 3.24%, 11/25/36 (c),(e)	3,037,157	1,032,251
Series 2006-4, Class 2A4, 1 mo. USD LIBOR + .52%, 3.60%, 05/25/36 (c),(e)	6,916,161	2,062,883
Magnetite XII Ltd., Series 2015-12A, Class ARR, 3 mo. USD LIBOR + 1.10%, 3.61%, 10/15/31 (c)	5,000,000	4,875,070
Magnetite XXVIII Ltd., Series 2020-28A, Class AR, 3 mo. USD LIBOR + 1.13%, 3.84%, 01/20/35 (b),(c)	10,000,000	9,602,150
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A4, 1 mo. USD LIBOR + .16%, 3.24%, 08/25/36 (c),(e)	480,752	175,674
Series 2006-WMC4, Class A5, 1 mo. USD LIBOR + .15%, 3.23%, 10/25/36 (c),(e)	514,832	180,523
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. USD LIBOR + 3.50%, 6.58%, 10/25/37 (c),(e)	706,456	469,059

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MF1 Ltd.,
Series 2021-FL7, Class C, 1 mo. USD LIBOR + 2.05%, 5.04%, 10/16/36 (c),(e),(f)	$310,000	$290,857
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 6.17%, 06/19/37 (c),(e),(f)	1,213,000	1,203,451
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 6.72%, 06/19/37 (c),(e),(f)	1,000,000	989,103
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 3 mo. USD LIBOR + 6.50%, 9.21%, 04/20/31 (c)	1,000,000	855,062
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class ER, 3 mo. USD LIBOR + 6.25%, 8.96%, 10/20/35 (b),(c),(e),(f)	1,000,000	813,831
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. USD LIBOR + 6.36%, 8.87%, 04/15/34 (b),(c),(e),(f)	1,000,000	828,464
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.00%, 09/04/39 (c)	161,000	135,754
OCP CLO Ltd.,
Series 2015-10A, Class DR2, 3 mo. USD LIBOR + 2.95%, 5.72%, 01/26/34 (b),(c),(e),(f)	1,000,000	876,149
Series 2020-18A, Class ER, 3 mo. USD LIBOR + 6.43%, 9.14%, 07/20/32 (b),(c),(e),(f)	1,000,000	845,464
Series 2021-22A, Class E, 3 mo. USD LIBOR + 6.60%, 9.31%, 12/02/34 (b),(c),(e),(f)	2,000,000	1,654,536
Series 2022-25A, Class E1, 3 mo. TSFR + 6.15%, 0.00%, 07/20/35 (c)	1,000,000	882,635
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 3 mo. USD LIBOR + 1.00%, 3.91%, 02/14/31 (c)	5,000,000	4,849,095
Palmer Square CLO Ltd.,
Series 2015-1A, Class A1A4, 3 mo. USD LIBOR + 1.13%, 4.11%, 05/21/34 (b),(c)	10,000,000	9,584,680
Series 2021-4A, Class A, 3 mo. USD LIBOR + 1.17%, 3.68%, 10/15/34 (c)	8,000,000	7,681,048
Series 2022-3A, Class E, 3 mo. TSFR + 7.98%, 10.47%, 07/20/35 (c),(e),(f)	1,000,000	880,274
Parallel Ltd.,
Series 2019-1A, Class E, 3 mo. USD LIBOR + 6.72%, 9.43%, 07/20/32 (b),(c),(e),(f)	666,500	544,810
Series 2021-2A, Class D, 3 mo. USD LIBOR + 7.20%, 9.91%, 10/20/34 (b),(c),(e),(f)	1,000,000	804,097

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 7.92%, 04/20/35 (b),(c),(e),(f)	$1,000,000	$810,711
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. USD LIBOR + 6.43%, 9.39%, 05/18/34 (b),(c),(e),(f)	500,000	414,760
Post CLO 2021-1 Ltd., Series 2021-1A, Class E, 3 mo. USD LIBOR + 6.45%, 8.96%, 10/15/34 (b),(c),(e),(f)	1,000,000	840,696
PPM CLO 2 Ltd., Series 2019-2A, Class E, 3 mo. USD LIBOR + 6.55%, 9.29%, 04/16/32 (b),(c),(e),(f)	1,750,000	1,451,282
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD LIBOR + 6.61%, 9.35%, 04/17/34 (b),(c),(e),(f)	500,000	405,021
PRET 2021-NPL3 LLC, Series 2021-NPL3, Class A2, 3.72%, 07/25/51 (b),(c),(f),(h)	101,000	92,405
Progress Residential Trust,
Series 2021-SFR11, Class F, 4.42%, 01/17/39 (c),(f)	100,000	80,685
Series 2021-SFR8, Class E1, 2.38%, 10/17/38 (c),(f)	100,000	84,306
Series 2021-SFR9, Class F, 4.05%, 11/17/40 (c),(f)	100,000	80,441
Series 2022-SFR1, Class G, 5.52%, 02/17/41 (c),(f)	100,000	82,068
Series 2022-SFR2, Class E1, 4.55%, 04/17/27 (c)	100,000	90,423
Series 2022-SFR3, Class E1, 5.20%, 04/17/39 (b),(c),(f)	1,000,000	928,495
Series 2022-SFR3, Class E2, 5.60%, 04/17/39 (b),(c),(f)	1,000,000	912,343
Series 2022-SFR4, Class E1, 6.12%, 05/17/41 (c),(f)	100,000	93,101
RASC Trust,
Series 2006-KS1, Class M4, 1 mo. USD LIBOR + .53%, 3.88%, 02/25/36 (c),(e)	321,574	246,561
Series 2006-KS8, Class M1, 1 mo. USD LIBOR + .29%, 3.37%, 10/25/36 (c),(e)	282,953	238,584
Rockford Tower CLO Ltd., Series 2020-1A, Class E, 3 mo. USD LIBOR + 6.90%, 9.61%, 01/20/32 (b),(c),(e),(f)	1,500,000	1,273,731
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. USD LIBOR + 6.25%, 9.03%, 07/25/31 (b),(c),(e),(f)	2,250,000	1,828,658

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Romark CLO IV Ltd., Series 2021-4A, Class D, 3 mo. USD LIBOR + 6.95%, 9.38%, 07/10/34 (b),(c),(e),(f)	$500,000	$400,233
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. USD LIBOR + 5.80%, 8.31%, 04/15/36 (b),(c),(e),(f)	1,000,000	804,329
Shackleton XIV CLO Ltd., Series 2019-14A, Class ER, 3 mo. USD LIBOR + 7.32%, 10.03%, 07/20/34 (b),(c),(e),(f)	500,000	409,100
Sound Point CLO XXIII, Series 2019-2A, Class ER, 3 mo. USD LIBOR + 6.47%, 8.98%, 07/15/34 (b),(c),(e),(f)	2,400,000	1,739,551
STAR Trust,
Series 2022-SFR3, Class E1, 1 mo. TSFR + 3.20%, 6.22%, 05/17/24 (b),(c),(e),(f)	1,000,000	971,234
Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 6.72%, 05/17/24 (b),(c),(e),(f)	1,000,000	966,635
TCI-Flatiron CLO Ltd., Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.35%, 9.29%, 11/18/30 (b),(c),(e),(f)	750,000	645,452
Trinitas CLO IV Ltd., Series 2021-4A, Class E, 3 mo. USD LIBOR + 6.25%, 8.98%, 07/21/34 (b),(c),(e),(f)	1,000,000	827,134
Trinitas CLO V Ltd., Series 2021-5A, Class E, 3 mo. USD LIBOR + 6.35%, 9.06%, 10/20/34 (b),(c),(e),(f)	1,500,000	1,236,265
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. USD LIBOR + 6.82%, 9.60%, 01/25/34 (b),(c),(e),(f)	1,000,000	842,021
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A2, 4.21%, 08/25/51 (c),(f),(h)	100,000	93,600
Vibrant CLO XIII Ltd., Series 2021-13A, Class D, 3 mo. USD LIBOR + 7.06%, 9.57%, 07/15/34 (b),(c),(e),(f)	1,500,000	1,220,943
VOLT CIII LLC, Series 2021-CF1, Class A2, 3.97%, 08/25/51 (b),(c),(f),(h)	124,000	116,756
Voya CLO Ltd.,
Series 2018-3A, Class A1A, 3 mo. USD LIBOR + 1.15%, 3.66%, 10/15/31 (b),(c)	5,602,000	5,482,705
Series 2018-3A, Class E, 3 mo. USD LIBOR + 5.75%, 8.26%, 10/15/31 (b),(c),(e),(f)	1,500,000	1,154,640
Series 2020-3A, Class DR, 3 mo. USD LIBOR + 3.25%, 5.96%, 10/20/34 (b),(c),(e),(f)	1,100,000	949,895

Total North America		175,962,818

TOTAL ASSET-BACKED SECURITIES (COST $191,072,407)		175,962,818

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount		Value

CONVERTIBLE BONDS — 0.1%
North America — 0.1%
Financial Services — 0.1%
RWT Holdings, Inc., 5.75%, 10/01/25 (b),(c)	$3,418,000		$2,903,591

Total North America			2,903,591

TOTAL CONVERTIBLE BONDS (COST $3,418,000)			2,903,591

BANK DEBT — 3.2%
Europe — 0.2%
Pharmaceuticals — 0.2%
Mallinckrodt International Finance S.A.,
2022 USD Exit Term Loan, 3 mo. LIBOR + 5.50%, 7.50%, 09/30/27 (c)	1,778,201		1,445,908
2022 USD Term Loan, 8.73%, 09/30/27 (c)	13,505,054		10,865,897

			12,311,805

Total Europe			12,311,805

North America — 2.4%
Apparel & Textile Products — 0.0%
Mad Engine Global, LLC,
Term Loan, 6 mo. LIBOR + 7.00%, 9.86%, 07/15/27 (c),(d),(e)	778,113		710,029
Term Loan, 6 mo. LIBOR + 7.00%, 10.67%, 07/15/27 (c),(d),(e)	775,265		707,429

			1,417,458

Consumer Discretionary Services — 0.1%
Journey Beyond, AUD Term Loan, 0.00%, 02/15/25 (c),(d)	3,185,569	AUD	2,037,649

Consumer Services — 0.0%
8th Avenue Food & Provisions, Inc. , 2018 1st Lien Term Loan, 6.87%, 10/01/25 (c),(e)	1,820,113		1,587,484

Entertainment Resources — 0.3%
Alterra Mountain Company, 2021 Series B-2 Consenting Term Loan, 1 mo. LIBOR + 3.50%, 6.62%, 08/17/28 (c),(d),(e)	108,900		105,361
Equinox Holdings, Inc.,
2017 1st Lien Term Loan, 6.67%, 03/08/24 (c),(e)	14,912,446		11,252,633
2017 2nd Lien Term Loan, 10.67%, 09/06/24 (c),(e)	3,281,628		2,162,527

			13,520,521

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Exploration & Production — 0.0%
Par Pacific Holdings, Inc. , Term Loan B, 9.18%, 01/12/26 (c),(e)	$1,640,152	$1,610,088

Food & Beverage — 0.3%
HB Acquisitions LLC , 2022 AUD Term Loan, 11.81%, 02/15/25 (c),(d)	21,079,817	13,214,030

Health Care Facilities & Services — 0.1%
Team Health Holdings, Inc.,
1st Lien Term Loan, 5.87%, 02/06/24 (c),(e)	2,481,019	2,255,395
2022 Term Loan B, 8.28%, 03/02/27 (c),(e)	1,379,605	1,171,519
U.S. Renal Care, Inc., 2019 Term Loan B, 8.12%, 06/26/26 (c)	2,651,683	1,898,844

		5,325,758

Home Improvement — 0.0%
Stitch Acquisition Corporation , Term Loan B, 10.42%, 07/28/28 (c),(e)	1,554,321	1,339,312

Industrial Other — 0.3%
Brand Energy & Infrastructure Services, Inc. , 2017 Term Loan, 6.60%, 06/21/24 (c),(e)	2,174,565	1,887,261
QualTek USA, LLC, 2018 1st Lien Term Loan, 9.06%, 07/18/25 (c),(e)	12,683,112	9,385,503

		11,272,764

Industrial Services — 0.3%
American Auto Auction Group, LLC , 2021 Term Loan B, 8.70%, 12/30/27 (c),(i)	9,405,403	8,652,971
TKC Holdings, Inc., 2022 PIK Toggle Holdco Term Loan, 6 mo. LIBOR + 12.00%, 12.00%, 02/14/27 (c),(d)	3,597,323	3,084,704

		11,737,675

Leisure Products — 0.1%
Bulldog Purchaser, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 6.88%, 09/05/25 (c),(e)	4,317,252	3,881,209

Machinery Manufacturing — 0.3%
Arcline FM Holdings, LLC , 2021 2nd Lien Term Loan, 11.89%, 06/23/29 (c),(d),(e)	4,416,711	4,107,542
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 10.17%, 05/21/29 (c),(d),(e)	1,122,432	1,060,698
2021 USD 2nd Lien Term Loan, 3 mo. LIBOR + 6.00%, 9.67%, 05/21/29 (c),(d),(e)	5,586,000	5,194,980

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
2021 USD 2nd Lien Term Loan, 3 mo. LIBOR + 6.00%, 9.67%, 05/21/29 (c),(d),(e)	$5,959,028	$5,541,896

		15,905,116

Publishing & Broadcasting — 0.2%
A-L Parent LLC , 2016 1st Lien Term Loan, 6.37%, 12/01/23 (c),(e)	11,800,959	9,642,327

Refining & Marketing — 0.1%
Gulf Finance, LLC , 2021 Term Loan, 9.39%, 08/25/26 (c),(e)	3,853,122	3,026,088

Software & Services — 0.1%
Constant Contact, Inc. , Second Lien Term Loan, 9.92%, 02/12/29 (c),(d),(e)	2,830,542	2,179,518
DMT Solutions Global Corporation,
2020 Incremental Term Loan, 3 mo. LIBOR + 6.00%, 9.64%, 07/02/24 (c),(d),(e)	1,898,309	1,793,902
2020 Incremental Term Loan, 3 mo. LIBOR + 6.00%, 10.38%, 07/02/24 (c),(d),(e)	1,971,949	1,863,491
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. LIBOR + 3.25%, 6.37%, 03/10/28 (c),(e)	305,679	284,511

		6,121,422

Travel & Lodging — 0.2%
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. LIBOR + 3.00%, 6.12%, 08/02/28 (c),(e)	1,396,448	1,348,885
Hornblower Sub, LLC,
2020 Repriced Term Loan B, 8.67%, 04/27/25 (c),(e)	10,512,434	7,232,555
2020 Term Loan, 11.05%, 11/10/25 (c),(d),(e)	108,047	106,967

		8,688,407

Utilities — 0.0%
Brazos Electric Power Cooperative, Inc., Revolver, 3 mo. USD LIBOR, 0.10%, 09/28/23 (c),(d),(e)	1,549,028	1,308,929

Total North America		111,636,237

South America — 0.6%
Consumer Discretionary Services — 0.2%
Infinity Bidco US LLC , Fixed Term Loan, 9.50%, 12/23/22 (c),(d)	5,715,388	5,715,388

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
McLaren Racing Limited, GBP Term Loan, 0.00%, 12/31/35 (c),(d)	1,920,370	GBP	$2,357,793

			8,073,181

Health Care — 0.0%
New Millennium HoldCo, Inc. , 2020 Term Loan, 5.65%, 05/01/25 (c),(d)	$2,269,623		2,178,838

Health Care Facilities & Services — 0.1%
Gordian Medical, Inc. , Term Loan B, 9.92%, 01/31/27 (c)	5,794,188		4,867,118

Industrial Other — 0.1%
Infinity Bidco US LLC , 2021 Incremental Fixed Term Loan, 9.50%, 04/01/28 (c),(d)	2,449,167		2,449,167

Industrial Products — 0.1%
Latam Airlines Group S.A. , 2022 PIK DIP Delayed Draw Term Loan C, 15.17%, 08/08/23 (c)	3,340,741		3,355,374

Materials — 0.1%
Samarco Mineracao S.A.,
Fixed Rate Term Loan, 1.67%, 08/31/22 (c)	11,623,127		6,363,662
Fixed Rate Term Loan 2, 3.47%, 08/31/22 (c)	730,380		399,883
Term Loan, 1.67%, 12/31/22 (c)	719,110		393,713

			7,157,258

Publishing & Broadcasting — 0.0%
LBI Media, Inc., Exit Term Loan, 3 mo. LIBOR + 7.50%, 10.24%, 10/15/24 (c),(d)	330,086		101,006

Travel & Lodging — 0.0%
Hornblower Sub, LLC , 2021 Incremental Term Loan, 11.05%, 11/10/25 (c),(d)	450,372		445,868

Total South America			28,627,810

TOTAL BANK DEBT (COST $177,892,497)			152,575,852

CORPORATE BONDS & NOTES — 5.2%
Africa — 0.1%
Chemicals — 0.1%
Sasol Financing USA LLC, 5.88%, 03/27/24 (c)	6,960,000		6,748,416

Asia — 0.6%
Chemicals — 0.1%
GC Treasury Center Co. Ltd., MTN, 4.40%, 03/30/32 (c),(j)	4,145,000		3,549,345

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
Internet Media — 0.1%
Prosus NV, 4.99%, 01/19/52 (a),(c),(j)	$5,596,000		$3,629,790
Tencent Holdings Ltd., MTN, 3.84%, 04/22/51 (c),(j)	2,981,000		1,946,621

			5,576,411

Metals & Mining — 0.1%
PT Freeport Indonesia,
6.20%, 04/14/52 (a),(c),(j)	5,300,000		4,064,965
MTN, 5.32%, 04/14/32 (c),(j)	6,400,000		5,296,000

			9,360,965

Real Estate — 0.0%
China Evergrande Group,
8.75%, 06/28/25 (a),(c),(j)	853,000		53,645
9.50%, 04/11/22 (a),(c),(j),(k)	1,800,000		119,340
10.00%, 04/11/23 (a),(c),(j)	400,000		24,552
Scenery Journey Ltd.,
11.50%, 10/24/22 (a),(c),(j)	3,901,000		155,928
12.00%, 10/24/23 (a),(c),(j)	400,000		15,458
13.00%, 11/06/22 (a),(c),(j)	800,000		30,376

			399,299

Refining & Marketing — 0.1%
Thaioil Treasury Center Co., Ltd.,
MTN, 3.50%, 10/17/49 (c),(j)	1,650,000		949,148
MTN, 3.75%, 06/18/50 (c),(j)	1,180,000		702,568
MTN, 5.38%, 11/20/48 (c),(j)	1,970,000		1,542,545

			3,194,261

Retail—Consumer Discretionary — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 (c)	4,595,000		2,687,241

Utilities — 0.1%
PT Perusahaan Perseroan Persero Perusahaan Listrik Negara, MTN, 5.25%, 05/15/47 (c),(j)	3,345,000		2,468,349

Total Asia			27,235,871

Europe — 0.5%
Automobiles Manufacturing — 0.1%
Mclaren Finance plc, 7.50%, 08/01/26 (c),(f)	2,523,000		2,024,707

Entertainment Resources — 0.0%
CPUK Finance Ltd., 6.50%, 08/28/26 (a),(c),(j)	1,147,000	GBP	1,161,477

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
Food & Beverage — 0.1%
Forno d’Asolo SpA, 3 mo. EURIBOR + 5.50%, 6.69%, 04/30/27 (c),(e),(f)	3,404,000	EUR	$2,869,038
MHP Lux SA,
6.25%, 09/19/29 (c),(f)	$689,000		333,476
6.95%, 04/03/26 (a),(c),(j)	2,257,000		1,098,030
MHP SE,
7.75%, 05/10/24 (a),(c),(j)	2,413,000		1,233,960
7.75%, 05/10/24 (c),(f)	400,000		204,552

			5,739,056

Restaurants — 0.2%
Stonegate Pub Co. Financing 2019 plc,
8.25%, 07/31/25 (c),(f)	215,000	GBP	209,451
8.25%, 07/31/25 (a),(c),(j)	11,373,000	GBP	11,079,461

			11,288,912

Transportation & Logistics — 0.1%
Heathrow Finance plc,
3.88%, 03/01/27 (a),(c),(h),(j)	2,393,000	GBP	2,128,669
4.13%, 09/01/29 (a),(c),(h),(j)	1,483,000	GBP	1,168,949

			3,297,618

Total Europe			23,511,770

Middle East — 0.1%
Banks — 0.1%
Bank Hapoalim BM, H15T5Y + 2.16%, 3.26%, 01/21/32 (c),(e),(j)	3,296,000		2,735,542

North America — 3.4%
Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (c),(f)	3,623,000		2,717,250

Commercial Finance — 0.1%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/28 (b),(c),(f)	620,000		495,913
9.75%, 08/01/27 (b),(c),(f)	6,148,000		6,011,576

			6,507,489

Consumer Finance — 0.2%
Curo Group Holdings Corp., 7.50%, 08/01/28 (b),(c),(f)	14,015,000		6,863,146
PHH Mortgage Corp., 7.88%, 03/15/26 (b),(c),(f)	2,002,000		1,734,809

			8,597,955

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Consumer Products — 0.2%
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27 (b),(c),(f)	$11,259,000	$8,613,135

Consumer Services — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (b),(c),(f)	6,816,000	5,505,416
10.50%, 05/15/29 (b),(c),(f)	9,071,000	6,937,849

		12,443,265

Containers & Packaging — 0.2%
LABL, Inc.,
8.25%, 11/01/29 (b),(c),(f)	1,978,000	1,437,741
10.50%, 07/15/27 (c),(f)	268,000	227,950
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (b),(c),(f)	6,760,000	5,946,569

		7,612,260

Exploration & Production — 0.1%
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(f)	7,220,000	6,859,000

Financial Services — 0.0%
MF Global Holdings Ltd., 6.75%, 08/08/16 (c),(d),(k)	436,000	125,350

Health Care Facilities & Services — 0.5%
Akumin Escrow, Inc., 7.50%, 08/01/28 (b),(c),(f)	5,577,000	4,257,324
Akumin, Inc., 7.00%, 11/01/25 (b),(c),(f)	3,344,000	2,745,399
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/27 (b),(c),(f)	3,352,000	1,537,083
CAN Community Health, Inc., 8.50%, 03/01/28 (b),(c),(f)	4,230,000	4,352,628
Team Health Holdings, Inc., 6.38%, 02/01/25 (b),(c),(f)	14,454,000	10,706,322

		23,598,756

Home Improvement — 0.1%
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 07/15/25 (b),(c),(f)	4,383,000	3,725,550

Industrial Other — 0.2%
Brand Industrial Services, Inc., 8.50%, 07/15/25 (b),(c),(f)	10,353,000	7,480,042

Integrated Oils — 0.1%
Petroleos Mexicanos,
6.35%, 02/12/48 (c)	1,543,000	829,208

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 01/23/29 (c)	$907,000	$698,300
7.69%, 01/23/50	9,470,000	5,799,428

		7,326,936

Machinery Manufacturing — 0.1%
Husky III Holding Ltd., PIK, 13.00%, 02/15/25 (b),(c),(f)	5,930,000	5,559,375

Pipeline — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
10.00%, 02/29/24 (b),(c),(f)	3,151,352	3,151,352
11.50%, 02/28/25 (b),(c),(f)	16,547,133	16,092,087
11.50%, 02/28/25 (c)	69,301	67,395

		19,310,834

Property & Casualty Insurance — 0.1%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25 (b),(c),(f)	5,023,873	4,735,000

Real Estate — 0.1%
Kennedy-Wilson, Inc.,
4.75%, 03/01/29 - 02/01/30 (c)	1,325,000	988,923
5.00%, 03/01/31 (c)	550,000	398,783
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer,
4.88%, 05/15/29 (b),(c),(f)	904,000	732,240
5.88%, 10/01/28 (b),(c),(f)	1,189,000	1,017,784
XHR LP, 4.88%, 06/01/29 (b),(c),(f)	127,000	104,713

		3,242,443

Restaurants — 0.1%
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 08/15/28 (b),(c),(f)	7,260,000	4,568,787

Retail—Consumer Discretionary — 0.2%
Carvana Co.,
4.88%, 09/01/29 (b),(c),(f)	6,098,000	2,972,775
5.63%, 10/01/25 (b),(c),(f)	6,534,000	4,596,832
5.88%, 10/01/28 (b),(c),(f)	1,277,000	647,574
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (c),(f)	431,000	302,554
7.88%, 05/01/29 (b),(c),(f)	3,908,000	2,256,401

		10,776,136

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Travel & Lodging — 0.3%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc,
4.88%, 07/01/31 (c)	$13,000	$9,926
5.00%, 06/01/29 (c),(f)	128,000	103,309
Marriott Ownership Resorts, Inc.,
4.50%, 06/15/29 (c),(f)	204,000	161,222
4.75%, 01/15/28 (b),(c)	281,000	234,333
Travel + Leisure Co.,
4.50%, 12/01/29 (c)	100,000	77,540
4.63%, 03/01/30 (c),(f)	187,000	147,812
Viking Cruises Ltd.,
5.88%, 09/15/27 (b),(c),(f)	8,462,000	6,452,275
6.25%, 05/15/25 (b),(c),(f)	6,284,000	5,439,336
7.00%, 02/15/29 (b),(c),(f)	1,740,000	1,298,509

		13,924,262

Total North America		157,723,825

South America — 0.5%
Airlines — 0.5%
Azul Investments LLP,
5.88%, 10/26/24 (a),(b),(c),(j)	3,394,000	2,444,080
5.88%, 10/26/24 (b),(c),(f)	5,542,000	3,990,894
7.25%, 06/15/26 (a),(b),(c),(j)	2,711,000	1,670,328
7.25%, 06/15/26 (b),(c),(f)	984,000	606,272
Latam Finance Ltd.,
6.88%, 04/11/24 (a),(b),(c),(j),(k)	2,176,000	2,090,984
6.88%, 04/11/24 (b),(c),(f),(k)	1,426,000	1,370,286
7.00%, 03/01/26 (a),(b),(c),(j),(k)	5,203,000	5,040,370
7.00%, 03/01/26 (b),(c),(f),(k)	6,106,000	5,915,145

		23,128,359

Metals & Mining — 0.0%
Samarco Mineracao SA, 4.13%, 11/01/22 (a),(b),(c),(j),(k)	1,600,000	936,000

Total South America		24,064,359

TOTAL CORPORATE BONDS & NOTES (COST $297,231,417)		242,019,783

SOVEREIGN DEBT — 1.9%
Bahrain Government International Bond,
6.00%, 09/19/44 (c),(j)	1,684,000	1,161,960
MTN, 6.25%, 01/25/51 (c),(j)	1,079,000	747,952

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount		Value
Chile Government International Bond, 2.45%, 01/31/31 (c)	$9,475,000		$7,579,258
Colombia Government International Bond, 3.88%, 02/15/61 (c)	13,834,000		7,058,668
Dominican Republic International Bond, 4.88%, 09/23/32 (a),(c)	2,744,000		2,062,970
Egypt Government International Bond,
7.90%, 02/21/48 (a),(j)	4,348,000		2,262,351
8.50%, 01/31/47 (j)	18,892,000		10,475,198
MTN, 7.50%, 02/16/61 (j)	8,263,000		4,248,422
MTN, 8.15%, 11/20/59 (j)	24,375,000		13,104,000
MTN, 8.75%, 09/30/51 (c),(j)	400,000		219,344
French Republic Government Bond OAT, 0.10%, 03/01/29 (a),(c),(j)	3,386,834	EUR	3,292,646
Indonesia Government International Bond,
3.35%, 03/12/71 (c)	3,591,000		2,207,322
4.30%, 03/31/52 (c)	5,263,000		4,010,933
Iraq International Bond,
5.80%, 01/15/28 (a),(c),(j)	6,349,750		5,206,135
5.80%, 01/15/28 (c),(f)	5,552,937		4,552,831
Jordan Government International Bond, 7.75%, 01/15/28 (a),(c),(j)	1,680,000		1,585,836
Lebanon Government International Bond,
5.80%, 04/14/20 (c),(j),(k)	3,567,000		196,185
MTN, 6.38%, 03/09/20 (c),(k)	23,870,000		1,312,850
MTN, 8.25%, 04/12/21 (c),(j),(k)	3,525,000		212,205
Mexico Government International Bond, 4.88%, 05/19/33 (c)	8,400,000		7,383,473
Nigeria Government International Bond, MTN, 8.38%, 03/24/29 (c),(j)	2,751,000		1,963,114
Peruvian Government International Bond, 3.00%, 01/15/34 (c)	2,716,000		2,039,327
Republic of Sri Lanka,
5.75%, 04/18/23 (a),(c),(j)	2,149,000		538,284
6.35%, 06/28/24 (a),(c),(j)	2,753,000		681,484
6.75%, 04/18/28 (a),(c),(j)	724,000		177,301
6.85%, 11/03/25 (a),(c),(j)	3,860,000		992,096
7.55%, 03/28/30 (a),(c),(j)	3,280,000		802,641
Turkey Government International Bond, 5.75%, 05/11/47 (c)	7,824,000		4,687,358

TOTAL SOVEREIGN DEBT (COST $118,821,242)			90,762,144

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount		Value

MORTGAGE-BACKED SECURITIES — 27.4%
Europe — 0.0%
Collateralized Mortgage Obligation (Residential) — 0.0%
Mulcair Securities No 3 DAC, 3 mo. EURIBOR + 2.00%, 2.15%, 04/24/65 (c),(e),(j)	158,000	EUR	$144,013

Commercial Mortgage-Backed Securities — 0.0%
Atom Mortgage Securities DAC, Series 1X, Class E, SONIA + 2.80%, 4.52%, 07/22/31 (c)	97,255	GBP	101,434
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.57%, 02/16/25 (c),(e),(j)	95,667	EUR	90,696
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 5.07%, 02/16/25 (c),(e),(j)	95,727	EUR	89,574

			281,704

Total Europe			425,717

North America — 27.4%
Collateralized Mortgage Obligation (Residential) — 1.0%
Ajax Mortgage Loan Trust, Series 2021-E, Class B1, 3.73%, 12/25/60 (b),(c),(e),(f)	$972,000		812,825
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.75%, 08/25/34 (c),(e)	337,937		280,510
Series 2004-2CB, Class M, 5.77%, 03/25/34 (c),(e)	459,521		344,429
Series 2004-4CB, Class M, 5.78%, 04/25/34 (c),(e)	227,885		183,891
Series 2005-46CB, Class A9, 5.50%, 10/25/35 (c)	1,805,160		1,524,295
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 3.10%, 01/25/36 (c)	265,500		230,035
Series 2005-AR1, Class 2A3A, 1 mo. USD LIBOR + .70%, 3.78%, 12/25/35 (c)	287,119		250,203
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (c)	562,542		190,216
Series 2006-H, Class 5A1, 1 mo. USD LIBOR + .36%, 3.35%, 10/20/36 (c),(e)	4,105,046		1,466,655
Series 2006-13T1 SEQ, Class A15, 6.00%, 05/25/36 (c)	417,705		236,269
Series 2006-OA12, Class A2, 1 mo. USD LIBOR + .21%, 3.20%, 09/20/46 (c),(e)	235,211		198,117

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-OA12 SEQ, Class A1C, 1 mo. USD LIBOR + .28%, 3.27%, 09/20/46 (c),(e)	$323,756	$246,413
Series 2006-OA16, Class A4B, 1 mo. USD LIBOR + .50%, 3.58%, 10/25/46 (c),(e)	2,104	8,596
Series 2006-OA17, Class 1A1D, 1 mo. USD LIBOR + .29%, 3.28%, 12/20/46 (c),(e)	314,391	273,198
Series 2006-OA19, Class A1, 1 mo. USD LIBOR + .18%, 3.17%, 02/20/47 (c),(e)	388,748	304,147
Series 2006-OA19, Class A4, 1 mo. USD LIBOR + .21%, 3.20%, 02/20/47 (c),(e)	373,769	299,500
Series 2006-OA2, Class A1, 1 mo. USD LIBOR + .42%, 3.41%, 05/20/46 (c),(e)	630,049	563,925
Series 2006-OA8, Class 2A4, 1 mo. USD LIBOR + .52%, 3.60%, 07/25/46 (c),(e)	373,875	256,819
Series 2006-OA9, Class 2A1A, 1 mo. USD LIBOR + .21%, 3.20%, 07/20/46 (c),(e)	239,820	189,987
Series 2007-5CB, Class 1A2, 6.00%, 04/25/37 (c)	337,252	212,949
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 1.94%, 03/25/47 (c),(e)	291,212	235,454
Series 2007-OH2, Class A2B, 1 mo. USD LIBOR + .36%, 3.44%, 08/25/47 (c),(e)	189,496	170,741
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (c),(h)	849,070	525,543
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (c),(e),(f)	109,000	76,720
Banc of America Funding Trust,
Series 2005-B, Class 3M2, 1 mo. USD LIBOR + 1.05%, 4.04%, 04/20/35 (c),(e)	1,536,262	1,318,514
Series 2006-H, Class 6A1, 1 mo. USD LIBOR + .38%, 3.37%, 10/20/36 (c)	408,571	291,339
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (c),(f)	100,000	81,164
Bear Stearns ARM Trust, Series 2004-3, Class B1, 3.51%, 07/25/34 (c),(e)	233,387	215,569
BRAVO Residential Funding Trust, Series 2022-NQM, Class B1, 4.73%, 09/25/61 (b),(c),(e),(f)	1,000,000	910,343
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 3.30%, 02/25/37 (c),(e)	250,118	203,117
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. USD LIBOR + .72%, 3.80%, 04/25/35 (c),(e)	572,377	507,343
Citigroup Mortgage Loan Trust, Series 2019-E, Class A2, 4.88%, 11/25/70 (b),(c),(f),(h)	1,000,000	962,545

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (c)	$118,000	$96,888
Series 2021-HX1, Class B3A, 4.18%, 10/25/66 (c),(e),(f)	100,000	70,989
Series 2022-1, Class B1, 4.21%, 12/27/66 (c),(e),(f)	100,000	75,764
Series 2022-1, Class B2, 4.21%, 12/27/66 (c),(e),(f)	100,000	71,636
Series 2022-2, Class B1, 4.02%, 02/25/67 (c),(e),(f)	100,000	80,381
Series 2022-5, Class B1, 4.58%, 03/25/67 (b),(c),(e),(f)	1,000,000	858,804
COLT Trust,
Series 2021-RPL1, Class B1, 4.79%, 09/25/61 (c),(e),(f)	100,000	85,283
Series 2021-RPL1, Class B2, 4.79%, 09/25/61 (b),(c),(e),(f)	446,000	367,677
CSMC,
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (c)	211,000	147,450
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (c),(e),(f)	100,000	81,783
Series 2021-NQM8, Class B2, 4.20%, 10/25/66 (c),(e),(f)	100,000	76,080
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (c)	226,899	162,763
Deephaven Residential Mortgage Trust,
Series 2021-2, Class B1, 3.17%, 04/25/66 (c),(e),(f)	117,000	91,099
Series 2021-2, Class B2, 3.93%, 04/25/66 (c),(e),(f)	100,000	77,806
Series 2021-4, Class B2, 4.48%, 11/25/66 (c),(e),(f)	100,000	72,811
Series 2022-1, Class B1, 4.30%, 01/25/67 (c),(e),(f)	100,000	80,427
Series 2022-1, Class B2, 4.30%, 01/25/67 (c),(e),(f)	100,000	68,675
Series 2022-2, Class M1, 4.34%, 03/25/67 (c),(e),(f)	100,000	91,489
Eagle RE Ltd., Series 2020-1, Class M2, 1 mo. USD LIBOR + 2.00%, 5.08%, 01/25/30 (c),(e),(f)	10,192,000	9,239,792
Federal Home Loan Mortgage Corp.,
Series 2017-HQA2, Class M2AI, 2.00%, 12/25/29 (c),(g)	851,843	11,229

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HQA1, Class M2AI, 1.50%, 09/25/30 (c),(g)	$49,068	$424
Federal National Mortgage Association,
Series 2017-C02, Class 2X3, 2.30%, 09/25/29 (c),(g)	1,630,931	28,569
Series 2017-C02, Class 2X4, 2.80%, 09/25/29 (c),(g)	1,536,534	31,839
Series 2017-C04, Class 2X2, 1.75%, 11/25/29 (c),(g)	14,480,039	266,664
Series 2017-C07, Class 1X3, 1.00%, 05/25/30 (c),(g)	1,327,518	7,896
Flagstar Mortgage Trust, Series 2018-4, Class B4, 4.23%, 07/25/48 (c),(e),(f)	230,850	190,373
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K085, Class X3, 2.39%, 12/25/45 (c),(e),(g)	1,000,000	112,987
Series K142, Class X3, 3.20%, 03/25/32 (c),(e),(g)	1,000,000	207,174
Series K142, Class X3, 3.25%, 04/25/50 (c),(e),(g)	1,000,000	219,167
Series K148, Class X3, 4.29%, 08/25/54 (c),(g)	290,000	80,399
GCAT Trust,
Series 2022-HX1, Class M1, 4.03%, 12/27/66 (c),(e),(f)	100,000	84,721
Series 2022-HX1, Class B1, 4.03%, 12/27/66 (c),(e),(f)	100,000	81,667
Series 2022-NQM4, Class M1, 5.76%, 08/25/67 (c)	145,000	125,542
HarborView Mortgage Loan Trust,
Series 2004-10, Class B1, 1 mo. USD LIBOR + .90%, 3.89%, 01/19/35 (c),(e)	249,580	180,537
Series 2006-4, Class 1A1A, 1 mo. USD LIBOR + .36%, 3.35%, 05/19/46 (c),(e)	585,273	316,319
Homeward Opportunities Fund Trust, Series 2022-1, Class M1, 5.08%, 07/25/67 (c)	179,000	153,800
IndyMac INDX Mortgage Loan Trust, Series 2006-AR7, Class 3A1, 2.97%, 05/25/36 (c),(e)	232,202	213,618
JP Morgan Mortgage Trust, Series 2018-5, Class B4, 3.74%, 10/25/48 (c),(e),(f)	266,062	219,423
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 4.00%, 02/25/60 (b),(c),(f),(h)	1,000,000	925,225
Series 2021-GS3, Class A2, 3.25%, 07/25/61 (b),(c),(f),(h)	556,000	497,038

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (c)	$638,031	$624,914
Lehman XS Trust, Series 2007-4N, Class 2A, 1 mo. USD LIBOR + .40%, 3.48%, 03/25/47 (c)	526,689	469,449
LHOME Mortgage Trust,
Series 2021-RTL1, Class M, 4.46%, 09/25/26 (b),(c),(e),(f)	1,884,000	1,716,887
Series 2021-RTL2, Class M, 4.61%, 06/25/26 (b),(c),(f),(h)	684,000	633,339
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A2A, 1 mo. USD LIBOR + .40%, 3.48%, 03/25/37 (c)	793,840	251,533
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class M1, 3.48%, 06/25/35 (c),(e)	656,137	587,304
MFA Trust,
Series 2021-INV2, Class B1, 4.39%, 11/25/56 (c),(e),(f)	100,000	78,176
Series 2022-NQM, Class M1, 4.31%, 12/25/66 (b),(c),(e),(f)	1,000,000	859,804
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class B1, 3.55%, 09/25/34 (c),(e)	286,528	238,886
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2B, 1 mo. USD LIBOR + 2.25%, 5.33%, 01/25/30 (c),(e),(f)	1,425,000	1,246,456
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.83%, 01/25/26 (c),(e),(f)	100,000	78,629
Series 2022-NQM1, Class B2, 3.83%, 01/25/26 (c),(e),(f)	100,000	72,135
PMT Credit Risk Transfer Trust, Series 2019-2R, Class A, 1 mo. USD LIBOR + 2.75%, 5.86%, 05/27/23 (c),(e),(f)	1,928,693	1,824,659
PRPM LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (c),(f),(h)	100,000	90,036
Series 2021-7, Class A2, 3.67%, 08/25/26 (c),(f),(h)	207,000	193,974
Series 2021-8, Class A2, 3.60%, 09/25/26 (c),(e),(f)	129,000	121,372
Series 2021-9 SEQ, Class A2, 3.97%, 10/25/26 (b),(c),(e),(f)	244,000	221,113
STACR Trust, Series 2018-HRP2, Class M3AI, 1.75%, 02/25/47 (c),(f),(g)	1,231,273	16,349

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Starwood Mortgage Residential Trust,
Series 2021-3, Class B1, 3.35%, 06/25/56 (c)	$100,000	$73,228
Series 2021-6, Class B1, 3.94%, 11/25/66 (c),(e),(f)	100,000	79,267
Series 2021-6, Class B2, 3.94%, 11/25/66 (c),(e),(f)	100,000	68,894
Series 2022-1, Class B1, 3.96%, 12/25/66 (c),(e),(f)	135,000	100,537
Structured Asset Securities Corp Mortgage Pass-Through CTFS, Series 2003-26A, Class B1II, 3.79%, 09/25/33 (c),(e)	265,498	201,739
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 3.44%, 10/25/45 (c),(e)	572,600	464,063
TRK Trust,
Series 2021-INV2, Class B1, 4.10%, 11/25/56 (c),(e),(f)	100,000	74,962
Series 2021-INV2, Class B2, 4.46%, 11/25/56 (b),(c),(e),(f)	1,000,000	685,989
Series 2022-INV1, Class B1, 4.07%, 02/25/57 (c),(e),(f)	111,000	85,140
Series 2022-INV1, Class B2, 4.07%, 02/25/57 (c),(e),(f)	100,000	68,077
Verus Securitization Trust,
Series 2022-1, Class B2, 3.99%, 01/25/67 (b),(c),(e),(f)	1,000,000	782,660
Series 2022-4, Class B1, 4.74%, 04/25/67 (b),(c),(e),(f)	1,000,000	652,767
Series 2022-INV1, Class M1, 5.89%, 08/25/67 (c)	1,000,000	914,775
Series 2022-INV1, Class B1, 5.89%, 08/25/67 (c)	1,000,000	855,067
WaMu Mortgage Pass-Through Certificates Series,
Series 2005-AR17, Class A1C4, 1 mo. USD LIBOR + .80%, 3.88%, 12/25/45 (c),(e)	234,949	193,161
Series 2005-AR2, Class B1, 1 mo. USD LIBOR + .80%, 3.88%, 01/25/45 (c),(e)	287,592	218,300
Series 2005-AR6, Class B1, 1 mo. USD LIBOR + .90%, 3.98%, 04/25/45 (c)	497,757	386,111
Series 2005-AR9, Class B1, 1 mo. USD LIBOR + .95%, 4.03%, 07/25/45 (c),(e)	200,134	184,016
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 2.17%, 01/25/46 (c),(e)	252,278	223,805
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. USD LIBOR + .83%, 3.91%, 01/25/45 (c)	325,666	288,826

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 1.68%, 12/25/46 (c),(e)	$1,552,966	$1,282,186
Series 2007-OA5, Class 2A, 12 mo. MTA + .80%, 1.90%, 06/25/47 (c)	454,186	342,576
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (c)	246,646	205,605
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 1.85%, 02/25/47 (c),(e)	210,484	175,960

		47,356,305

Commercial Mortgage-Backed Securities — 3.6%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4 SEQ, Class E, 2.00%, 02/15/55 (c),(f)	130,000	74,720
AREIT CRE Trust,
Series 2020-CRE4, Class AS, SOFR30A + 3.56%, 5.85%, 04/15/37 (c)	2,547,627	2,547,624
Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 6.86%, 06/17/39 (c),(e),(f)	1,000,000	985,796
Ashford Hospitality Trust, Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 5.57%, 06/15/35 (b),(c),(e),(f)	90,000	86,888
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (c),(e),(f)	8,817,000	7,916,379
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (c),(e),(f)	4,408,000	3,785,264
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.33%, 06/15/55 (c),(e),(f),(g)	4,299,000	674,199
Benchmark Mortgage Trust, Series 2018-B7, Class D, 3.00%, 05/15/53 (b),(c),(f)	290,000	211,407
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 4.72%, 07/15/35 (c),(e),(f)	525,000	500,600
Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 5.82%, 07/15/35 (b),(c),(e),(f)	2,103,000	1,983,619
BX Commercial Mortgage Trust,
BX 2021-SOAR, Class F, 1 mo. USD LIBOR + 2.35%, 5.17%, 06/15/38 (b),(c),(e),(f)	1,404,361	1,288,652
Series 2020-VIVA, Class E, 3.67%, 03/11/44 (b),(c),(e),(f)	1,000,000	709,973

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-MC, Class G, 1 mo. USD LIBOR + 3.09%, 5.90%, 04/15/34 (c),(e),(f)	$100,000	$90,276
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 5.89%, 01/17/39 (c)	118,000	110,914
BX Trust, Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 5.24%, 05/15/35 (b),(c),(e),(f)	106,000	99,653
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 6.98%, 03/15/35 (c)	148,000	138,830
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.15%, 4.97%, 12/15/37 (b),(c),(e),(f)	1,000,000	943,930
Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 5.37%, 12/15/37 (b),(c),(e),(f)	1,000,000	931,892
Series 2019-LIFE, Class G, 1 mo. USD LIBOR + 3.25%, 6.07%, 12/15/37 (c),(e),(f)	129,000	122,407
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (b),(c),(f),(l)	1,000,000	548,721
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 4.94%, 09/10/45 (b),(c),(e),(f)	112,000	112,000
Series 2014-GC25, Class D, 3.55%, 10/10/47 (b),(c),(f)	155,000	140,270
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f)	1,000,000	860,789
Series 2015-GC33, Class D, 3.17%, 09/10/58 (c)	100,000	77,938
Series 2016-C3, Class D, 3.00%, 11/15/49 (c),(f)	1,826,000	1,265,455
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b),(c),(f)	100,000	80,336
Series 2019-C7, Class E, 2.75%, 12/15/72 (b),(c),(f)	697,000	453,599
Series 2020-420K, Class E, 3.42%, 11/10/42 (c),(e),(f)	100,000	71,363
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. USD LIBOR + 3.49%, 6.31%, 11/15/37 (b),(c),(e),(f)	982,991	934,737
COMM Mortgage Trust,
Series 2014-CR14, Class D, 4.74%, 02/10/47 (b),(c),(e),(f)	591,000	553,216

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-CR18, Class D, 4.91%, 07/15/47 (b),(c),(e),(f)	$2,161,000	$1,907,584
Series 2014-CR21, Class E, 3.00%, 12/10/47 (b),(f)	1,686,000	1,237,693
Series 2015-CR27, Class E, 3.25%, 10/10/48 (b),(c),(f)	1,439,000	1,097,124
Series 2019-GC44, Class 180B, 3.51%, 08/15/57 (c)	160,000	141,561
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (b),(c),(e),(f)	386,000	346,435
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (b),(c),(e),(f)	231,000	198,846
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (b),(c),(f)	239,000	187,264
Series 2015-CR23, Class E, 3.23%, 05/10/48 (b),(c),(f)	4,794,000	3,648,565
Series 2015-CR23, Class D, 4.43%, 05/10/48 (b),(c),(e)	502,000	438,057
Series 2015-CR23, Class C, 4.43%, 05/10/48 (c),(e)	123,000	113,876
Series 2015-CR25, Class D, 3.92%, 08/10/48 (b),(c),(e)	479,000	391,645
Series 2015-CR27, Class D, 3.60%, 10/10/48 (b),(c),(e),(f)	3,065,000	2,593,710
Series 2015-LC21, Class C, 4.48%, 07/10/48 (c),(e)	1,113,000	1,018,880
Series 2015-LC21, Class D, 4.48%, 07/10/48 (b),(c),(e)	1,348,000	1,128,190
Series 2016-CD1, Class D, 2.92%, 08/10/49 (b),(c),(e),(f)	2,075,000	1,555,092
Crescent Capital Trust, Series 2021-MOON, Class E, 1 mo. USD LIBOR + 2.55%, 5.37%, 04/15/36 (b),(c),(e),(f)	1,000,000	962,427
CSAIL 2015-C4 Commercial Mortgage Trust, Series 2015-C4, Class E, 3.71%, 11/15/48 (c),(e)	100,000	86,189
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.32%, 06/15/57 (c),(e)	843,000	585,189
Series 2015-C3, Class D, 3.51%, 08/15/48 (c),(e)	3,139,000	1,828,810
Series 2015-C4, Class F, 3.50%, 11/15/48 (b),(c),(e),(f)	5,568,000	4,394,962
Series 2016-C5, Class C, 4.80%, 11/15/48 (c),(e)	355,000	328,148

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-C14, Class D, 5.08%, 11/15/51 (b),(c),(e),(f)	$100,000	$79,038
Series 2018-CX11, Class D, 2.75%, 04/15/51 (b),(c),(e),(f)	604,000	418,325
Series 2019-C16, Class D, 3.00%, 06/15/52 (b),(c),(f)	163,000	111,020
Series 2019-C17, Class D, 2.50%, 09/15/52 (b),(c),(f)	1,409,000	1,000,062
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 6.01%, 12/19/30 (c),(e),(f)	45,000	42,313
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 6.49%, 12/19/30 (b),(c),(e),(f)	2,202,000	2,064,331
EQUS Mortgage Trust, Series 2021-EQAZ, Class E, 1 mo. USD LIBOR + 2.30%, 5.12%, 10/15/38 (c)	124,000	115,325
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, SOFR30A + 3.75%, 6.03%, 01/25/51 (b),(c),(e),(f)	102,000	92,687
Series 2021-MN2, Class M2, SOFR30A + 3.35%, 5.63%, 07/25/41 (c),(e),(f)	128,000	109,932
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class H, 4.10%, 12/10/36 (c)	100,000	88,285
Series 2019-FBLU, Class G, 4.10%, 12/10/36 (b),(c),(e),(f)	591,000	528,024
Series 2019-FBLU, Class F, 4.10%, 12/10/36 (b),(c),(e),(f)	1,617,000	1,454,763
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (b),(c),(e),(f)	1,000,000	884,142
Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 6.05%, 11/25/25 (c),(e),(f)	21,164	20,983
Great Wolf Trust, Series 2019-WOLF, Class F, 1 mo. USD LIBOR + 3.13%, 5.95%, 12/15/36 (c)	1,336,000	1,262,694
GS Mortgage Securities Corp., Series 2013-GC10, Class E, 4.54%, 02/10/46 (b),(c),(e),(f)	3,900,000	3,014,415
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class F, 1 mo. USD LIBOR + 3.90%, 6.72%, 05/15/26 (b),(c),(e),(f)	1,019,000	921,432

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-ROSS, Class G, 1 mo. USD LIBOR + 4.65%, 7.47%, 05/15/26 (b),(c),(e),(f)	$1,000,000	$951,969
Series 2021-ROSS, Class H, 1 mo. USD LIBOR + 5.90%, 8.72%, 05/15/26 (b),(c),(e),(f)	1,000,000	939,615
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.86%, 11/10/45 (c),(e),(f)	215,000	213,657
Series 2014-GC20, Class D, 5.17%, 04/10/47 (c),(e),(f)	851,911	627,007
Series 2014-GC20, Class C, 5.17%, 04/10/47 (b),(c),(e)	1,874,000	1,738,178
Series 2014-GC24, Class B, 4.64%, 09/10/47 (b),(c),(e)	100,000	93,892
Series 2014-GC24, Class C, 4.67%, 09/10/47 (b),(c),(e)	303,000	258,900
Series 2016-GS2, Class D, 2.75%, 05/10/49 (b),(c),(f)	1,415,000	1,097,270
Series 2016-GS4, Class D, 3.23%, 11/10/49 (b),(c),(e),(f)	200,000	154,576
Series 2017-GS8, Class D, 2.70%, 11/10/50 (b),(c),(f)	1,593,000	1,238,030
Series 2018-HULA, Class G, 1 mo. USD LIBOR + 3.40%, 6.22%, 07/15/25 (b),(c),(e),(f)	974,233	888,196
Series 2019-70P, Class C, 1 mo. USD LIBOR + 1.50%, 4.32%, 10/15/36 (c)	138,000	128,021
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. USD LIBOR + 3.15%, 5.97%, 05/15/38 (b),(c),(e),(f)	1,000,000	933,070
Hilton USA Trust,
Series 2016-HHV, Class F, 4.33%, 11/05/38 (b),(c),(e),(f)	20,252,000	17,055,769
Series 2016-HHV, Class E, 4.33%, 11/05/38 (b),(c),(e),(f)	982,000	818,054
Series 2016-SFP, Class F, 6.16%, 11/05/35 (b),(c),(f)	1,068,000	1,027,975
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (b),(c),(e),(f)	625,000	582,860
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class F, 1 mo. USD LIBOR + 3.00%, 5.82%, 05/15/34 (c),(e),(f)	156,000	151,133

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.88%, 01/15/49 (c),(e)	$102,000	$95,187
Series 2016-JP3, Class D, 3.57%, 08/15/49 (b),(c),(e),(f)	100,000	76,761
Series 2020-NNNZ SEQ, Class M, 8.54%, 01/16/37 (b),(f)	709,021	604,570
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.13%, 09/15/47 (c),(e),(f)	100,000	88,173
Series 2015-C28, Class D, 3.78%, 10/15/48 (c),(e),(f)	2,537,000	2,163,011
Series 2015-C29, Class D, 3.82%, 05/15/48 (b),(c),(e)	112,000	79,312
Series 2015-C30, Class D, 3.87%, 07/15/48 (b),(c),(e)	4,360,000	3,711,380
Series 2015-C31, Class E, 4.78%, 08/15/48 (b),(c),(e),(f)	1,093,000	718,261
Series 2016-C1, Class E, 4.89%, 03/17/49 (b),(c),(e),(f)	3,126,000	2,462,747
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 1 mo. USD LIBOR + 2.05%, 4.87%, 12/15/37 (c),(e),(f)	83,250	76,385
Series 2021-KDIP, Class G, 1 mo. USD LIBOR + 3.75%, 6.57%, 12/15/37 (b),(c),(e),(f)	750,000	703,816
Life 2021-BMR Mortgage Trust, Series 2021-BMR, Class F, 1 mo. USD LIBOR + 2.35%, 5.17%, 03/15/38 (b),(c),(e),(f)	1,130,416	1,036,371
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.30%, 04/20/48 (c),(e),(f)	121,000	103,089
Series 2017-5, Class C, 4.83%, 03/10/50 (b),(c),(e),(f)	967,000	827,864
Series 2017-5, Class D, 4.83%, 03/10/50 (b),(c),(e),(f)	1,125,000	918,110
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. USD LIBOR + 3.25%, 6.07%, 10/15/38 (b),(c),(e),(f)	1,019,000	956,937
Series 2021-TRIP, Class G, 1 mo. USD LIBOR + 4.25%, 7.07%, 10/15/38 (b),(c),(e),(f)	1,114,000	1,050,610

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
MBRT,
Series 2019-MBR, Class D, 1 mo. USD LIBOR + 1.95%, 4.77%, 11/15/36 (c)	$246,000	$235,545
Series 2019-MBR, Class F, 1 mo. USD LIBOR + 2.80%, 5.62%, 11/15/36 (b),(c),(e),(f)	1,000,000	942,642
Series 2019-MBR, Class G, 1 mo. USD LIBOR + 3.15%, 5.97%, 11/15/36 (b),(c),(e),(f)	1,000,000	953,191
Series 2019-MBR, Class H1, 1 mo. USD LIBOR + 4.25%, 7.07%, 11/15/36 (c)	100,000	96,106
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.60%, 5.42%, 04/15/38 (c),(e),(f)	207,000	191,018
MHC Trust, Series 2021-MHC2, Class F, 1 mo. USD LIBOR + 2.40%, 5.22%, 05/15/38 (b),(c),(e),(f)	1,095,000	1,012,984
MHP 2021-STOR,
Series 2021-STOR, Class F, 1 mo. USD LIBOR + 2.20%, 5.02%, 07/15/38 (c),(e),(f)	311,000	281,943
Series 2021-STOR, Class G, 1 mo. USD LIBOR + 2.75%, 5.57%, 07/15/38 (c),(e),(f)	100,000	91,011
MHP 2022-MHIL,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 6.10%, 01/15/27 (b),(c),(e),(f)	971,658	899,451
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 6.80%, 01/15/27 (b),(c),(e),(f)	971,659	920,919
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.88%, 08/15/47 (c),(e),(f)	100,000	91,465
Series 2015-C20, Class D, 3.07%, 02/15/48 (b),(c),(f)	393,000	343,191
Series 2015-C21, Class D, 4.27%, 03/15/48 (c),(e),(f)	3,575,000	2,262,185
Series 2015-C22, Class D, 4.34%, 04/15/48 (b),(c),(e),(f)	870,000	682,720
Series 2016-C30, Class D, 3.00%, 09/15/49 (c),(e),(f)	1,323,000	893,411
Series 2016-C31, Class D, 3.00%, 11/15/49 (b),(c),(e),(f)	2,354,000	1,588,350
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(e),(f)	991,000	731,665

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class E, 2.73%, 08/15/49 (b),(c),(e),(f)	$3,200,500	$1,706,660
Series 2016-UB12, Class D, 3.31%, 12/15/49 (c),(f)	1,761,000	954,402
Series 2018-SUN, Class F, 1 mo. USD LIBOR + 2.55%, 5.37%, 07/15/35 (b),(c),(e),(f)	1,000,000	982,151
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. TSFR + 2.10%, 4.94%, 02/15/33 (b),(c),(e),(f)	222,525	216,086
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 5.57%, 07/15/36 (b),(c),(e),(f)	102,000	100,170
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 6.32%, 07/15/36 (b),(c),(e),(f)	135,000	131,267
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 5.51%, 04/15/32 (b),(c),(e),(f)	1,301,000	1,239,698
OPG Trust,
Series 2021-PORT, Class E, 1 mo. USD LIBOR + 1.53%, 4.35%, 10/15/36 (c),(e),(f)	68,537	61,864
Series 2021-PORT, Class G, 1 mo. USD LIBOR + 2.40%, 5.22%, 10/15/36 (b),(c),(e),(f)	195,332	174,590
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (b),(c),(f)	1,000,000	902,630
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (b),(c),(f)	339,000	281,044
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (b),(c),(f)	1,173,000	984,160
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (b),(c),(f)	121,000	96,966
Ready Capital Mortgage Financing, Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 7.37%, 06/25/37 (c),(e),(f)	1,000,000	1,002,494
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (b),(c),(e),(f)	1,691,000	1,447,569
Series 2019-6, Class D, 4.78%, 10/25/52 (b),(c),(e),(f)	227,000	187,564
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.99%, 10/10/48 (b),(c),(e),(f)	295,000	228,507

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (b),(c),(e),(f)	$1,720,000	$1,311,048
SREIT Trust,
Series 2021-FLWR, Class F, 1 mo. USD LIBOR + 2.67%, 5.49%, 07/15/36 (c)	86,000	78,699
Series 2021-FLWR, Class G, 1 mo. USD LIBOR + 3.67%, 6.49%, 07/15/23 (c)	223,000	210,241
Series 2021-IND, Class G, 1 mo. USD LIBOR + 3.27%, 6.08%, 10/15/38 (b),(c),(e),(f)	1,366,000	1,239,645
Series 2021-MFP, Class G, 1 mo. USD LIBOR + 2.97%, 5.79%, 11/15/38 (c)	1,000,000	893,720
STWD Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. USD LIBOR + 2.90%, 5.72%, 11/15/36 (b),(c),(e),(f)	1,000,000	950,574
Series 2021-LIH, Class F, 1 mo. USD LIBOR + 3.55%, 6.37%, 11/15/36 (c),(e),(f)	125,000	121,010
Series 2021-LIH SEQ, Class G, 1 mo. USD LIBOR + 4.20%, 7.02%, 11/15/36 (b),(c),(e),(f)	1,000,000	926,164
STWD Trust, Series 2021-FLWR, Class E, 1 mo. USD LIBOR + 1.92%, 4.74%, 07/15/36 (b),(c),(e),(f)	1,029,000	921,960
TPGI Trust,
Series 2021-DGWD, Class E, 1 mo. USD LIBOR + 2.35%, 5.17%, 06/15/26 (b),(c),(e),(f)	1,103,000	1,020,382
Series 2021-DGWD, Class F, 1 mo. USD LIBOR + 3.00%, 5.82%, 06/15/26 (b),(c),(e),(f)	1,037,000	981,035
Series 2021-DGWD, Class G, 1 mo. USD LIBOR + 3.85%, 6.67%, 06/15/26 (b),(c),(e),(f)	1,044,000	977,190
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (b),(c),(e),(f)	168,000	118,845
Series 2018-C9, Class D, 5.12%, 03/15/51 (b),(c),(e),(f)	331,000	253,898
Series 2019-C17, Class D, 2.50%, 10/15/52 (c),(f)	103,000	71,248
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (b),(c),(e),(f)	992,000	862,062
Series 2015-C26, Class D, 3.59%, 02/15/48 (b),(c),(f)	4,590,000	4,055,568
Series 2015-C27, Class D, 3.77%, 02/15/48 (c),(f)	5,146,000	3,904,697

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C31, Class D, 3.85%, 11/15/48 (c)	$2,058,000	$1,702,474
Series 2015-NXS4, Class D, 3.84%, 12/15/48 (c),(e)	100,000	84,991
Series 2016-C32, Class D, 3.79%, 01/15/59 (b),(c),(e),(f)	465,000	386,586
Series 2016-LC24, Class D, 3.21%, 10/15/49 (b),(c),(f)	4,253,000	3,382,241
Series 2016-NXS5, Class E, 5.15%, 01/15/59 (c),(e),(f)	100,000	86,547
Series 2019-JWDR, Class D, 3.44%, 09/15/31 (b),(c),(e),(f)	100,000	84,533
Series 2019-JWDR, Class E, 3.99%, 09/15/31 (b),(c),(e),(f)	1,983,000	1,636,211
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (b),(c),(e),(f)	2,300,000	1,927,738
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (b),(c),(e),(f)	2,074,000	1,747,121
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class D, 4.23%, 03/15/47 (b),(c),(f)	379,000	345,618
Series 2014-C22, Class D, 4.05%, 09/15/57 (b),(c),(e),(f)	4,703,000	3,986,959
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (b),(c),(e),(f)	129,000	92,327

		166,547,172

Interest Only Commercial Mortgage-Backed Securities — 0.5%
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (b),(c),(e),(f),(g)	19,612,000	587,399
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.33%, 12/15/72 (b),(c),(e),(f),(g)	5,347,000	372,584
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (b),(c),(e),(f),(g)	5,918,000	208,290
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.25%, 08/10/47 (c),(e),(g)	15,554,091	212,033
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.86%, 06/15/57 (c),(e),(g)	33,804,180	485,800
Series 2015-C3, Class XA, 0.83%, 08/15/48 (b),(c),(e),(g)	92,350,131	1,345,357
Series 2019-C18, Class XD, 1.59%, 12/15/52 (b),(c),(e),(f),(g)	4,452,333	352,304
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (b),(c),(e),(f),(g)	64,579,000	528,515

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.,
Series K-1514, Class X3, 2.86%, 10/25/34 (b),(c),(e),(g)	$13,043,739	$3,015,086
Series K049, Class X3, 1.61%, 10/25/43 (b),(c),(e),(g)	2,177,000	80,371
Series K061, Class X1, 0.28%, 11/25/26 (b),(c),(e),(g)	16,279,056	105,016
Series K071, Class X1, 0.42%, 11/25/27 (b),(c),(e),(g)	88,268,222	1,101,411
Series K095, Class X3, 2.17%, 08/25/47 (b),(c),(e),(g)	9,297,000	1,031,660
Series K102, Class X3, 1.96%, 12/25/46 (c),(e),(g)	1,000,000	104,748
Series K154, Class X1, 0.44%, 11/25/32 (b),(c),(e),(g)	31,649,487	687,680
Series K725, Class X1, 0.84%, 01/25/24 (b),(c),(e),(g)	128,287,173	879,537
Series KLU1, Class X3, 4.19%, 01/25/31 (b),(c),(e),(g)	21,412,346	2,745,191
Series KLU2, Class X1, 1.08%, 08/25/29 (b),(c),(e),(g)	56,319,675	2,738,094
Series KLU2, Class X3, 4.04%, 08/25/29 (b),(c),(e),(g)	8,364,813	1,356,689
Series KS11, Class XFX, 1.76%, 06/25/29 (b),(c),(e),(g)	25,265,000	2,000,205
Series KW10, Class X3, 2.81%, 10/25/32 (b),(c),(e),(g)	5,935,000	862,439
Federal National Mortgage Association, Series 2017-C03, Class 1X2, 1.80%, 10/25/29 (c),(g)	2,358,549	33,322
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (c),(e),(f),(g)	15,243,000	152
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.30%, 07/10/52 (b),(c),(e),(f),(g)	2,219,000	144,255
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.56%, 11/13/52 (b),(c),(e),(f),(g)	4,231,000	334,744
MFT Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (b),(c),(e),(f),(g)	20,401,000	189,321
Point Securitization Trust, Series 2021-1, Class A2, 5.56%, 02/25/52 (b),(c),(e),(f),(g)	1,000,000	934,879
STACR Trust, Series 2018-DNA3, Class M2AI, 1.50%, 09/25/48 (c),(f),(g)	729,811	8,727

		22,445,809

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Mortgage Securities — 0.2%
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class D, 1 mo. TSFR + 3.32%, 6.16%, 05/15/39 (b),(c),(e),(f)	$1,000,000	$990,716
Series 2022-BOCA, Class E, 1 mo. TSFR + 4.22%, 7.06%, 05/15/39 (b),(c),(e),(f)	1,040,000	1,030,505
Government National Mortgage Association, TBA, 30 Year Maturity, 5.00%, 10/20/52 (m)	7,000,000	6,845,510
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class C, 4.52%, 01/15/48 (c),(e)	642,000	595,102
Natixis Commercial Mortgage Securities Trust,
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 5.94%, 03/15/35 (c),(e),(f)	131,000	128,454
Series 2022-RRI, Class E, 1 mo. TSFR + 5.19%, 8.04%, 03/15/35 (c),(e),(f)	100,000	96,864

		9,687,151

Uniform Mortgage-Backed Securities — 22.1%
Federal National Mortgage Association,
3.50%, 09/14/52 - 10/13/52 TBA, 30 Year Maturity (m)	136,000,000	122,810,451
4.00%, 09/14/52 - 10/13/52 TBA, 30 Year Maturity (m)	344,000,000	319,167,672
4.50%, 10/13/52 - 11/14/52 TBA, 30 Year Maturity (m)	163,000,000	155,166,860
5.00%, 10/13/52 - 11/14/52 TBA, 30 Year Maturity (m)	447,000,000	435,018,927
TBA, 30 Year Maturity, 5.50%, 10/13/52 (m)	6,000,000	5,968,596

		1,038,132,506

Total North America		1,284,168,943

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,325,440,571)		1,284,594,660

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.1%
North America — 0.1%
Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association,
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 3.14%, 10/20/45 (c),(e),(g)	3,196,673	352,507
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 3.19%, 11/20/45 (c),(e),(g)	4,020,172	505,549

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 3.19%, 07/20/47 (c),(e),(g)	$2,664,933	$313,005
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 3.19%, 08/20/47 (c),(e),(g)	3,897,294	502,431
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 3.19%, 10/20/47 (c),(e),(g)	3,641,416	416,877
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 3.14%, 04/20/47 (c),(e),(g)	3,182,395	375,917
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 3.19%, 05/20/47 (c),(e),(g)	3,151,206	349,765
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 3.19%, 04/20/48 (c),(e),(g)	4,654,098	535,193
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 3.14%, 05/20/48 (c),(e),(g)	2,580,344	238,408
Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 3.19%, 07/20/48 (c),(e),(g)	2,224,280	240,431

		3,830,083

Total North America		3,830,083

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $3,836,435)		3,830,083

MUNICIPALS — 0.0%
North America — 0.0%
California Housing Finance Agency, Rev., Series 2019 X, (SER X),, 0.29%, 01/15/35 (b),(c),(e)	14,803,289	231,290

TOTAL MUNICIPALS (COST $630,889)		231,290

U.S. TREASURY NOTES — 0.6%
North America — 0.6%
U.S. Treasury Notes,
1.88%, 02/28/27 (c)	27,535,500	25,076,666
2.75%, 08/15/32 (a),(c)	1,680,600	1,536,698

Total North America		26,613,364

TOTAL U.S. TREASURY NOTES (COST $27,240,230)		26,613,364

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.3%
CION Investment Corp.	2,600	22,100
iShares Core MSCI Emerging Markets ETF (b),(c)	3,060	131,519

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond ETF (b),(c)	30,908	$3,166,525
Pershing Square Holdings Ltd/Fund	333,419	9,906,725
Vanguard FTSE Emerging Markets ETF (b),(c)	2,465	89,948

TOTAL EXCHANGE-TRADED FUNDS (COST $16,106,503)		13,316,817

WARRANTS — 0.0%
7GC & Co. Holdings, Inc., A Shares (a),(b),(c)	218,469	4,391
Acropolis Infrastructure Acquisition Corp. (a),(c)	239,159	23,940
Adit EdTech Acquisition Corp. (a),(c)	101,022	4,546
Alpha Partners Technology Merger Corp. (a),(c)	166,667	18,317
Amprius Technologies, Inc. (c)	117,776	37,688
Anthemis Digital Acquisitions I Corp. (a),(c)	375,000	46,762
Apollo Strategic Growth Capital, Class A (a),(c)	250,000	27,500
Argus Capital Corp. (a),(c)	226,266	40,705
Athena Consumer Acquisition Corp. (a),(c)	262,057	13,575
Athlon Acquisition Corp. (a),(b),(c)	232,500	9,742
ATI Penny Warrant (c)	111,184	116,743
ATI Warrant (c)	100,595	4,024
Atlas Crest Investment Corp. II, A Shares (a),(c)	105,285	4,317
Austerlitz Acquisition Corp. II, A Shares (a),(b),(c)	116,250	11,625
Authentic Equity Acquisition Corp. (a),(b),(c)	275,000	5,500
B Riley Principal 250 Merger Corp. (a),(c)	82,637	9,090
Bilander Acquisition Corp., Class A (a),(c)	91,262	18,106
Black Mountain Acquisition Corp. (a),(c)	590,640	57,824
BlueRiver Acquisition Corp., Class A (a),(c)	47,634	2,348
Bullpen Parlay Acquisition Co. (a),(c)	189,000	18,900
Catalyst Partners Acquisition Corp., Class A (a),(c)	50,000	5,500
CC Neuberger Principal Holdings III (a),(c)	81,135	14,604
CF Acquisition Corp. (a),(c)	478,190	19,128
Churchill Capital Corp. (a),(c)	32,967	4,451
Churchill Capital Corp., A Shares (a),(c)	59,372	8,312
Climate Real Impact Solutions II Acquisition Corp. (a),(c)	51,210	4,097
Colicity, Inc., Class A (a),(c)	347,164	16,664
Colonnade Acquisition Corp. II, A Shares (a),(c)	60,549	7,266
Compass Digital Acquisition Corp. (a),(c)	125,006	11,251
Compute Health Acquisition Corp., A Shares (a),(b),(c)	116,250	7,556
Concord Acquisition Corp., Class A (a),(c)	189,000	30,240
Corner Growth Acquisition Corp. (a),(c)	125,000	6,063
Corner Growth Acquisition Corp., A Shares (a),(c)	125,000	1,250
Corsair Partnering Corp., Class A (a),(c)	125,000	10,625
Crescent Cove Acquisition Corp., A shares (a),(c)	93,350	2,343
Decarbonization Plus Acquisition Corp., A Shares (a),(c)	167,200	91,960

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Direct Selling Acquisition Corp. (c)	329,221	$19,786
DP Cap Acquisition Corp., A Shares (a),(c)	236,250	37,800
Elliott Opportunity II Corp. (a),(c)	91,574	14,652
Enterprise 4.0 Technology Acquisition Corp. (a),(c)	250,000	35,525
Epiphany Technology Acquisition Corp., A Shares (a),(c)	97,000	4,860
ExcelFin Acquisition Corp. (a),(c)	234,350	27,700
FG Acquisition Corp. (a),(c)	94,599	108,789
Figure Acquisition Corp. I, A Shares (a),(c)	88,761	5,139
Fintech Evolution Acquisition Group (a),(c)	103,334	10,106
Forest Road Acquisition Corp., Class A (a),(c)	62,000	4,216
Fortistar Sustainable Solutions Corp., A Shares (a),(c)	104,350	11,990
Forum Merger IV Corp., Class A (a),(c)	77,500	4,650
Frontier Acquisition Corp. (a),(c)	77,500	6,208
FTAC Hera Acquisition Corp., A Shares (a),(c)	77,500	7,115
FTAC Parnassus Acquisition Corp., Class A (a),(c)	77,500	9,300
G Squared Asend II, Inc. (a),(c)	92,177	9,227
Gores Technology Partners, Inc., Class A (a),(c)	42,300	8,037
Growth For Good Acquisition Corp. (a),(c)	189,000	13,608
HIG Acquisition Corp., A Shares (a),(b),(c)	255,679	2,557
Hudson Executive Investment Corp. (a),(b),(c)	126,112	4,742
InterPrivate II Acquisition Corp. (a),(c)	45,039	2,702
Investcorp India Acquisition Corp. (c)	81,191	8,119
Jaguar Global Growth Corp. (a),(c)	107,300	10,730
Jaws Hurricane Acquisition Corp. (a),(c)	65,650	10,996
Jaws Mustang Acquisition Corp., C Shares (a),(b),(c)	132,975	13,297
KKR Acquisition Holdings I Corp., A Shares (a),(c)	116,250	13,950
L Catterton Asia Acquisition Corp., Class A (a),(c)	375,000	12,562
Landcadia Holdings IV, Inc. (a),(c)	116,250	17,437
Lazard Growth Acquisition Corp., A Shares (a),(c)	67,587	2,203
LDH Growth Corp., Class A (a),(c)	62,000	1,990
Lead Edge Growth Opportunities Ltd., Class A (a),(c)	508,979	11,096
Learn CW Investment Corp., Class A (a),(c)	199,000	21,890
LIV Capital Acquisition Corp. (a),(c)	371,548	52,017
Logistics Innovation Technologies Corp. (a),(c)	101,972	8,566
Marlin Technology Corp. (a),(b),(c)	500,000	35,000
Mason Industrial Technology, Inc., A Shares (a),(c)	407,437	14,912
McLaren Racing Ltd. (c),(d)	22,935	223,379
Motive Capital Corp. II, A Shares (c)	200,000	20,000
MSD Acquisition Corp., Class A (a),(c)	64,782	5,532
NightDragon Acquisition Corp. (a),(c)	93,000	9,765
Noble Rock Acquisition Corp., A Shares (a),(b),(c)	200,000	9,080
North Mountain Merger Corp. (a),(b),(c)	172,928	17
Northern Genesis Acquisition Corp. (a),(b),(c)	116,250	3,197

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Northern Star Investment Corp., Class A (a),(c)	103,331	$5,270
OCA Acquisition Corp., A Shares (a),(b),(c)	233,750	11,711
One Equity Partners Open Water I Corp., A Shares (a),(c)	143,400	7,184
Orion Acquisition Corp., A Shares (a),(c)	62,299	3,395
Osiris Acquisition Corp. (a),(c)	290,880	37,814
Parabellum Acquisition Corp. (a),(c)	292,500	10,530
Pathfinder Acquisition Corp., A Shares (a),(b),(c)	71,165	1,445
Periphas Capital Partnering Corp., A Shares (a),(c)	46,507	11,394
Phoenix Biotech Acquisition Corp. (a),(c)	76,900	11,366
Pivotal Investment Corp. III, A Shares (a),(c)	60,000	1,920
Plum Acquisition Corp. I, A Shares (a),(c)	62,000	4,185
Pontem Corp., A Shares (a),(c)	155,000	9,068
Portage Fintech Acquisition Corp. (a),(c)	166,689	33,338
Powered Brands, A Shares (a),(b),(c)	155,000	5,425
PowerUp Acquisition Corp. (a),(c)	130,108	22,118
PropTech Investment Corp. (a),(c)	42,331	6,887
Revolution Healthcare Acquisition Corp. (a),(c)	93,000	3,720
Rigel Resource Acquisition Corp., A Shares (c)	67,430	15,819
Science Strategic Acquisition Corp. Alpha (a),(c)	155,000	7,146
ScION Tech Growth, A Shares (a),(b),(c)	683,332	20,500
ScION Tech Growth II (a),(c)	286,291	11,452
Senior Connect Acquisition Corp., A Shares (a),(b),(c)	155,000	1,566
Shelter Acquisition Corp., Class A (a),(c)	182,761	17,545
Silver Spike Acquisition Corp. II, A Shares (a),(c)	77,314	2,319
Skydeck Acquisition Corp., Class A (a),(c)	81,300	9,349
Slam Corp., A Shares (a),(c)	112,325	7,739
ST Energy Transition I Ltd. (a),(c)	521,933	41,755
Tailwind International Acquisition Corp. (a),(c)	100,000	2,500
Tekkorp Digital Acquisition Corp. (a),(c)	61,518	1,230
Thunder Bridge Capital Partners III, Inc., A Shares (a),(c)	39,640	3,568
Turmeric Acquisition Corp., Class A (a),(c)	20,883	522
TZP Strategies Acquisition Corp., A Shares (a),(c)	149,166	12,694
VMG Consumer Acquisition Corp. (a),(c)	178,201	12,474
Warburg Pincus Capital Corp. I-A, A Shares (a),(c)	62,000	5,549
Warburg Pincus Capital Corp. I-B (a),(c)	62,000	3,906
Waverley Capital Acquisition Corp., Class A (a),(c)	125,000	5,588

TOTAL WARRANTS (COST $8,250,869)		1,941,388

INVESTMENTS IN INVESTEE FUNDS — 9.8%
Europe — 0.6%
Qube Torus (cost $ 25,000,000) (a),(c),(n)	25,000	26,703,653

Total Europe		26,703,653

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
North America — 9.2%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $ 47,381,275) (a),(n)	4	$38,632,166
Asgard Fixed Income Risk Premia Fund (cost $ 226,163,410) (a),(n)	226,163	174,726,264
Atreides Co. Series K DIs — SpaceX (Common) (cost $ 1,762,684) (a),(n)	1	2,134,870
Centiva Offshore Fund LLP (cost $ 75,000,000) (a),(n)	1	74,074,442
PIMCO ILS Fund SP II (cost $ 23,046,748) (a),(n)	6	18,374,171
Rokos Global Macro Fund Ltd. (cost $ 93,000,000) (a),(n)	1	102,837,510
Statar Capital Class A (cost $ 25,000,000) (a),(n)	25,000	22,008,471

Total North America		432,787,894

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $516,354,117)		459,491,547

RIGHTS — 0.0%
Growth For Good Acquisition Corp (a),(c)	378,000	30,240
Jaguar Global Growth Corp. (a),(c)	214,600	30,902
ROC Energy Acquisition Corp. (a),(c)	702,287	42,137
Zogenix, Inc. (d)	102,355	95,958

TOTAL RIGHTS (COST $135,504)		199,237

TOTAL LONG-TERM INVESTMENTS (COST $3,672,390,454)		3,365,341,874

Security Description	Contracts	Value

COMMODITIES — 7.8%
California Carbon Allowance Vintage Specific 2017 (a),(c)	1,640,876	43,614,484
California Carbon Allowance Vintage Specific 2020 (a),(c)	7,943,124	211,128,236
California Carbon Allowance Vintage Specific 2022 (a),(c)	1,161,000	30,859,380
California Carbon Allowance Vintage Specific 2023 (a),(c)	525,000	13,959,750
California Carbon Allowance Vintage Specific 2024 (a),(c)	2,482,000	66,616,880

TOTAL COMMODITIES (COST $397,152,538)		366,178,730

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 3.9%
Exchange-Traded Call Options — 1.3%
CRUDE OIL FUT OPT DEC22	150.00 USD	11/16/22	440	34,636,800	$1,262,839	$44,000	$(1,218,839)
CRUDE OIL FUT OPT DEC22	98.00 USD	11/16/22	917	72,186,240	1,239,344	1,192,100	(47,244)
CRUDE OIL FUT OPT DEC22	120.00 USD	11/16/22	86	6,769,920	721,671	26,660	(695,011)
CRUDE OIL FUT OPT DEC23	90.00 USD	11/15/23	192	13,374,720	868,132	1,334,400	466,268
CRUDE OIL FUT OPT JUN23	150.00 USD	05/17/23	429	31,317,000	1,137,502	398,970	(738,532)
CRUDE OIL FUT OPT NOV22	100.00 USD	10/17/22	162	162,000	564,126	29,160	(534,966)
CRUDE OIL FUT OPT NOV22	110.00 USD	10/17/22	150	150,000	229,728	12,000	(217,728)
CRUDE OIL FUT OPT NOV22	90.00 USD	10/17/22	12	12,000	12,018	8,280	(3,738)
NAT GAS EURO OPT APR23	4.50 USD	03/28/23	164	8,014,680	567,368	1,804,492	1,237,124
NAT GAS EURO OPT APR23	5.00 USD	03/28/23	2	97,740	5,205	17,804	12,599
NAT GAS EURO OPT APR23	3.50 USD	03/28/23	2	97,740	38,155	33,274	(4,881)
NAT GAS EURO OPT APR23	8.00 USD	03/28/23	3	146,610	12,308	7,815	(4,493)
NAT GAS EURO OPT APR23	6.00 USD	03/28/23	1	48,870	4,803	5,820	1,017
NAT GAS EURO OPT APR24	5.00 USD	03/25/24	1	43,260	4,403	6,788	2,385
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	164	8,075,360	567,368	1,939,300	1,371,932
NAT GAS EURO OPT AUG23	5.00 USD	07/26/23	2	98,480	5,205	19,442	14,237
NAT GAS EURO OPT AUG23	3.50 USD	07/26/23	2	98,480	38,155	34,560	(3,595)
NAT GAS EURO OPT AUG23	8.00 USD	07/26/23	4	196,560	16,411	12,612	(3,799)
NAT GAS EURO OPT AUG24	5.00 USD	07/26/24	1	44,600	4,403	6,462	2,059
NAT GAS EURO OPT DEC22	10.00 USD	11/25/22	1	70,650	1,553	4,431	2,878
NAT GAS EURO OPT FEB23	21.00 USD	01/26/23	750	52,027,500	5,514,503	2,600,250	(2,914,253)
NAT GAS EURO OPT FEB23	7.50 USD	01/26/23	75	5,202,750	1,551,900	1,113,000	(438,900)
NAT GAS EURO OPT JAN23	5.50 USD	12/27/22	150	10,870,500	1,320,400	3,325,650	2,005,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JAN23	6.00 USD	12/27/22	182	13,189,540	$2,278,686	$3,539,172	$1,260,486
NAT GAS EURO OPT JAN23	7.50 USD	12/27/22	75	5,435,250	1,551,900	1,012,050	(539,850)
NAT GAS EURO OPT JUL23	4.50 USD	06/27/23	164	8,058,960	567,368	1,877,144	1,309,776
NAT GAS EURO OPT JUL23	5.00 USD	06/27/23	2	98,280	5,205	18,638	13,433
NAT GAS EURO OPT JUL23	3.50 USD	06/27/23	2	98,280	38,155	34,002	(4,153)
NAT GAS EURO OPT JUL23	8.00 USD	06/27/23	4	196,560	16,411	11,356	(5,055)
NAT GAS EURO OPT JUL24	5.00 USD	06/25/24	1	44,250	4,403	6,245	1,842
NAT GAS EURO OPT JUN23	4.50 USD	05/25/23	164	7,950,720	567,368	1,741,680	1,174,312
NAT GAS EURO OPT JUN23	5.00 USD	05/25/23	2	96,960	5,205	17,022	11,817
NAT GAS EURO OPT JUN23	3.50 USD	05/25/23	2	96,960	38,155	32,434	(5,721)
NAT GAS EURO OPT JUN23	8.00 USD	05/25/23	5	242,400	20,513	11,780	(8,733)
NAT GAS EURO OPT JUN24	5.00 USD	05/28/24	1	43,440	4,403	5,953	1,550
NAT GAS EURO OPT MAR23	7.50 USD	02/23/23	75	4,521,000	1,551,900	881,475	(670,425)
NAT GAS EURO OPT MAY23	4.50 USD	04/25/23	164	7,845,760	567,368	1,641,968	1,074,600
NAT GAS EURO OPT MAY23	5.00 USD	04/25/23	2	95,680	5,205	15,876	10,671
NAT GAS EURO OPT MAY23	3.50 USD	04/25/23	2	95,680	38,155	31,172	(6,983)
NAT GAS EURO OPT MAY23	8.00 USD	04/25/23	3	143,520	12,308	6,201	(6,107)
NAT GAS EURO OPT MAY23	6.00 USD	04/25/23	1	47,840	4,803	4,988	185
NAT GAS EURO OPT MAY24	5.00 USD	04/25/24	1	42,710	4,403	5,853	1,450
NAT GAS EURO OPT NOV22	10.00 USD	10/26/22	21	1,420,860	32,606	21,924	(10,682)
NAT GAS EURO OPT OCT23	5.00 USD	09/26/23	2	99,300	5,205	21,498	16,293
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	164	8,142,600	567,368	2,101,168	1,533,800
NAT GAS EURO OPT OCT23	3.50 USD	09/26/23	2	99,300	38,155	36,150	(2,005)
NAT GAS EURO OPT OCT23	8.00 USD	09/26/23	4	196,560	16,411	15,864	(547)
NAT GAS EURO OPT OCT24	5.00 USD	09/25/24	1	45,100	4,403	6,994	2,591

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	164	8,026,160	$567,368	$1,970,132	$1,402,764
NAT GAS EURO OPT SEP23	5.00 USD	08/28/23	2	97,880	5,205	19,938	14,733
NAT GAS EURO OPT SEP23	3.50 USD	08/28/23	2	97,880	38,155	34,590	(3,565)
NAT GAS EURO OPT SEP23	8.00 USD	08/28/23	3	146,820	12,308	10,341	(1,967)
NAT GAS EURO OPT SEP23	6.00 USD	08/28/23	1	48,940	4,803	6,900	2,097
NAT GAS EURO OPT SEP24	5.00 USD	08/27/24	1	44,450	4,403	6,496	2,093
NAT GAS STRIP DEC22	3.00 USD	12/22/22	410	12,300,000	1,350,375	29,735,250	28,384,875
NATURAL GAS OPTN MAR23	20.00 USD	02/23/23	40	2,411,200	293,209	140,800	(152,409)
PHE 01312023 PHE C10	10.00 USD	12/27/22	300	750,000	367,662	610,200	242,538
PHE 02282023 PHE C10	10.00 USD	01/26/23	300	750,000	367,662	758,100	390,438
PHE 03312023 PHE C10	10.00 USD	02/23/23	300	750,000	367,662	623,700	256,038

					$27,012,374	$60,992,324	$33,979,950

Exchange-Traded Put Options — 0.0%
CRUDE OIL FUT OPT NOV22	75.00 USD	10/17/22	20	20,000	$48,230	$35,600	$(12,630)
NAT GAS EURO OPT APR23	2.00 USD	03/28/23	95	4,642,650	24,004	40,850	16,846
NAT GAS EURO OPT APR24	2.75 USD	03/25/24	2	86,520	4,655	4,754	99
NAT GAS EURO OPT AUG23	2.00 USD	07/26/23	95	4,677,800	24,004	45,600	21,596
NAT GAS EURO OPT AUG24	2.75 USD	07/26/24	2	89,200	4,655	3,552	(1,103)
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	21	1,163,820	25,309	12,222	(13,087)
NAT GAS EURO OPT JAN23	4.00 USD	12/27/22	600	43,482,000	444,242	569,400	125,158
NAT GAS EURO OPT JUL23	2.00 USD	06/27/23	95	4,668,300	24,004	39,235	15,231
NAT GAS EURO OPT JUL24	2.75 USD	06/25/24	2	88,500	4,655	3,552	(1,103)
NAT GAS EURO OPT JUN23	2.00 USD	05/25/23	95	4,605,600	24,004	33,155	9,151
NAT GAS EURO OPT JUN24	2.75 USD	05/28/24	2	86,880	4,655	3,794	(861)
NAT GAS EURO OPT MAY23	2.00 USD	04/25/23	95	4,544,800	24,004	30,305	6,301

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT MAY24	2.75 USD	04/25/24	2	85,420	$4,655	$4,184	$(471)
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	21	1,105,650	25,309	11,886	(13,423)
NAT GAS EURO OPT OCT23	2.00 USD	09/26/23	95	4,716,750	24,004	60,800	36,796
NAT GAS EURO OPT OCT24	2.75 USD	09/25/24	2	90,200	4,655	3,774	(881)
NAT GAS EURO OPT SEP23	2.00 USD	08/28/23	95	4,649,300	24,004	55,005	31,001
NAT GAS EURO OPT SEP24	2.75 USD	08/27/24	2	88,900	4,655	3,710	(945)

					$743,703	$961,378	$217,675

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.2%
Buy Euro Call USD Put JPY AT 1	Goldman Sachs International	1.00 USD	05/01/24	1	1	$996,830	$2,887,794	$1,890,964
Call SPX 3764.9 USD 11/30/22	Citi Bank N.A.	3,764.90 USD	11/30/22	42,751	42,751	3,211,232	3,379,240	168,008
Cap Call MAY23	Morgan Stanley Co., Inc.	0.000 USD	05/05/23	19,256,000	19,256,000	498,249	109,428	(388,821)
Cap Call MAY23	Morgan Stanley Co., Inc.	0.01 USD	05/05/23	37,350	373,500,000	494,888	85,207	(409,681)
Cap Call NOV22	Morgan Stanley Co., Inc.	0.01 USD	11/06/22	50,464	504,640,000	996,663	383	(996,280)
Cap Call NOV22	Morgan Stanley Co., Inc.	0.00 USD	11/07/22	28,220,000	28,220,000	742,186	1,033	(741,153)
Cap Call OCT25	Morgan Stanley Co., Inc.	0.00 USD	10/20/25	64,430,000	64,430,000	1,375,000	1,258,379	(116,621)
Dual Digital Option SPX 3917.27 USDJPY 135.98	Citi Bank N.A.	3,917.27 USD	12/16/22	9,600,000	9,600,000	792,000	246,720	(545,280)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Dual Digital Option SPX 3917.27 USDJPY 137.43	Citi Bank N.A.	3,917.27 USD	12/16/22	9,600,000	9,600,000	$792,000	$323,395	$(468,605)
Dual Digital Option SPX 3917.27 USDJPY 138.87	Citi Bank N.A.	3,917.27 USD	12/16/22	9,600,000	9,600,000	792,000	419,606	(372,394)
LME Copper 3Mo Call	Morgan Stanley Co., Inc.	16,500.00 USD	12/04/24	7,500	7,500	2,430,000	423,205	(2,006,795)
LME Nickel 3Mo Call	Morgan Stanley Co., Inc.	40,000.00 USD	12/04/24	1,260	1,260	2,431,800	1,498,017	(933,783)

						$15,552,848	$10,632,407	$(4,920,441)

OTC Put Options — 2.4%
Bank of America N.A	Bank of America International	4.03 USD	12/19/22	50,000,000	50,000,000	$243,000	$578,798	$335,798
Bank of America N.A	Bank of America International	4.04 USD	06/20/23	50,000,000	50,000,000	130,400	405,084	274,684
Buy Euro Digital Put USD Call JPY	Bank of America International	120.00 USD	09/18/23	2,200,000	2,200,000	220,000	183,124	(36,876)
Buy Euro Digital Put USD Call JPY	Deutsche Bank	120.00 USD	09/18/23	2,200,000	2,200,000	212,300	183,124	(29,176)
Buy Euro Digital Put USD Call JPY	Bank of America International	123.00 USD	06/16/23	2,200,000	2,200,000	216,700	173,153	(43,547)
Buy Euro Digital Put USD Call JPY	Deutsche Bank	123.00 USD	06/16/23	2,200,000	2,200,000	217,800	173,153	(44,647)
Buy Euro Digital Put USD Call JPY	Deutsche Bank	126.00 USD	03/16/23	2,200,000	2,200,000	207,899	149,138	(58,761)
Buy Euro Digital Put USD Call JPY	Bank of America International	126.00 USD	03/16/23	2,200,000	2,200,000	203,500	149,138	(54,362)
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/08/24	29,050,000	29,050,000	5,345,200	5,639,927	294,727

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/06/27	24,402,000	24,402,000	$5,283,277	$5,675,664	$392,387
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/11/27	24,070,000	24,070,000	5,259,295	5,609,122	349,827
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/19/27	24,485,000	24,485,000	5,312,000	5,670,662	358,662
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	01/19/27	53,286,000	53,286,000	10,622,133	11,255,875	633,742
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	04/19/27	56,280,000	56,280,000	10,462,452	10,760,596	298,144
Forward Volatility Agreement Put	Goldman Sachs International	0.000 USD	04/22/27	71,400,000	71,400,000	10,474,380	10,181,801	(292,579)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	05/13/27	152,720,000	152,720,000	20,769,920	21,631,142	861,222
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	01/06/28	23,240,000	23,240,000	5,258,561	5,586,404	327,843
Forward Volatility Agreement Put	JPMorgan Chase Bank N.A.	0.000 USD	03/30/32	27,997,200	27,997,200	5,040,000	4,710,092	(329,908)
Forward Volatility Agreement Put	Morgan Stanley Co., Inc.	0.000 USD	03/30/32	84,000,000	84,000,000	15,414,000	12,469,069	(2,944,931)
Put SPX 3692.304 USD 10/31/2022	Goldman Sachs International	3,692.30 USD	10/31/22	45,150	45,150	2,871,074	7,611,588	4,740,514
Put SX5E 3316.67 EUR 12/30/2022	Goldman Sachs International	3,316.67 EUR	12/30/22	33,275	33,275	3,608,489	5,788,687	2,180,198

						$107,372,380	$114,585,341	$7,212,961

Total Purchased Options Outstanding						$150,681,305	$187,171,450	$36,490,145

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
REPURCHASE AGREEMENTS (o) — 3.6%
Barclays Capital, Inc., 0.00%, dated 07/27/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $2,880,000) (p)	2,941,989	$2,941,989
Barclays Capital, Inc., 0.15%, dated 05/27/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $5,733,576) (p)	7,256,613	7,256,613
Barclays Capital, Inc., 0.30%, dated 09/27/2022, due On Demand (collateralized by Indonesian International Bond, 3.55% due 03/10/2051, market value $2,607,449) (p)	2,699,900	2,699,900
Barclays Capital, Inc., 0.35%, dated 08/16/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,310,400) (p)	1,361,100	1,361,100
Barclays Capital, Inc., 0.35%, dated 09/07/2022, due On Demand (collateralized by Peru International Bond, 8.75% due 11/21/2033, market value $3,368,690) (p)	3,739,500	3,739,500
Barclays Capital, Inc., 0.40%, dated 09/15/2022, due On Demand (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $1,039,811) (p)	1,227,394	1,227,394
Barclays Capital, Inc., 0.50%, dated 07/15/2022, due On Demand (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% due 03/24/2170, market value $1,883,233) (p)	2,004,128	2,004,128
Barclays Capital, Inc., 0.50%, dated 07/22/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,579,920) (p)	1,663,862	1,663,862
Barclays Capital, Inc., 0.55%, dated 05/27/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $4,568,374) (p)	5,716,851	5,716,851
Barclays Capital, Inc., 0.55%, dated 06/13/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $1,080,385) (p)	1,159,238	1,159,238
Barclays Capital, Inc., 0.55%, dated 09/28/2022, due On Demand (collateralized by Indonesian International Bond, 4.65% due 09/20/2032, market value $2,099,090) (p)	2,134,329	2,134,329

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 0.60%, dated 06/14/2022, due On Demand (collateralized by Bahrain International Bond, 7.38% due 05/14/2030, market value $3,426,836) (p)	3,748,188	$3,748,188
Barclays Capital, Inc., 0.85%, dated 06/24/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $4,793,280) (p)	5,035,820	5,035,820
Barclays Capital, Inc., 0.85%, dated 07/27/2022, due On Demand (collateralized by Indonesian International Bond, 5.35% due 02/11/2049, market value $2,421,475) (p)	2,890,633	2,890,633
Barclays Capital, Inc., 1.05%, dated 06/24/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $2,721,290) (p)	2,880,374	2,880,374
Barclays Capital, Inc., 1.30%, dated 06/23/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $1,191,970) (p)	1,257,819	1,257,819
Barclays Capital, Inc., 1.35%, dated 06/23/2022, due On Demand (collateralized by Bahrain International Bond, 7.00% due 10/12/2028, market value $4,040,940) (p)	4,444,714	4,444,714
Barclays Capital, Inc., 1.40%, dated 06/22/2022, due On Demand (collateralized by Egypt International Bond, 7.90% due 02/21/2048, market value $364,224) (p)	472,543	472,543
Barclays Capital, Inc., 1.80%, dated 08/23/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/31/2034, market value $2,684,688) (p)	2,985,793	2,985,793
Barclays Capital, Inc., 1.85%, dated 08/19/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/31/2034, market value $2,651,262) (p)	3,023,983	3,023,983
Barclays Capital, Inc., 1.85%, dated 08/25/2022, due On Demand (collateralized by Chile International Bond, 3.50% due 01/31/2034, market value $1,544,939) (p)	1,725,435	1,725,435
Barclays Capital, Inc., 1.95%, dated 08/23/2022, due On Demand (collateralized by Chile International Bond, 2.55% due 07/27/2033, market value $1,224,684) (p)	1,368,285	1,368,285

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Barclays Capital, Inc., 2.00%, dated 09/08/2022, due On Demand (collateralized by Dominican Republic International Bond, 5.50% due 02/22/2029, market value $2,361,888) (p)	2,597,953	$2,597,953
Barclays Capital, Inc., 2.70%, dated 09/28/2022, due On Demand (collateralized by Indonesian International Bond, 5.45% Perpetual Maturity, market value $247,238) (p)	249,789	249,789
Barclays Capital, Inc., 2.85%, dated 07/06/2022, due On Demand (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $2,154,128) (p)	2,176,632	2,176,632
Barclays Capital, Inc., 3.25%, dated 08/23/2022, due On Demand (collateralized by Turkey Government Bond, 7.25% due 12/23/2023, market value $2,369,541) (p)	2,455,681	2,455,681
Citigroup Global Markets Limited, 0.25%, dated 03/02/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $2,966,427) (p)	4,376,558	4,376,558
Citigroup Global Markets Limited, 0.25%, dated 03/03/2022, due On Demand (collateralized by Peru International Bond, 3.55% due 03/10/2051, market value $1,982,076) (p)	2,867,670	2,867,670
Citigroup Global Markets Limited, 0.50%, dated 07/01/2022, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $2,400,000) (p)	2,546,250	2,546,250
Citigroup Global Markets Limited, 0.60%, dated 02/11/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $641,251) (p)	894,535	894,535
Citigroup Global Markets Limited, 0.65%, dated 05/19/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $234,415) (p)	271,894	271,894
Citigroup Global Markets Limited, 0.65%, dated 05/20/2022, due On Demand (collateralized by Nigerian International Bond, 7.63% due 11/21/2025, market value $688,540) (p)	758,668	758,668
Citigroup Global Markets Limited, 0.65%, dated 07/13/2022, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $3,268,065) (p)	3,477,562	3,477,562

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Citigroup Global Markets Limited, 1.25%, dated 02/24/2022, due On Demand (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $3,927,123) (p)	5,274,971	$5,274,971
JPMorgan Chase Bank, N.A., 0.00%, dated 05/26/2022, due 10/28/2022 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,077,409)	1,230,604	1,230,604
JPMorgan Chase Bank, N.A., 0.00%, dated 05/26/2022, due 10/28/2022 (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $551,635)	595,833	595,833
JPMorgan Chase Bank, N.A., 0.10%, dated 05/27/2022, due 10/28/2022 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $1,556,462)	2,042,249	2,042,249
JPMorgan Chase Bank, N.A., 0.25%, dated 05/26/2022, due 10/28/2022 (collateralized by Egypt International Bond, 3.88% due 02/16/2026, market value $3,678,800)	3,920,596	3,920,596
JPMorgan Chase Bank, N.A., 0.25%, dated 07/19/2022, due 10/28/2022 (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $631,824)	714,395	714,395
JPMorgan Chase Bank, N.A., 0.50%, dated 07/19/2022, due 10/28/2022 (collateralized by Bank of China Bond, 3.60% Perpetual Maturity, market value $3,451,500)	3,720,749	3,720,749
JPMorgan Chase Bank, N.A., 0.50%, dated 07/19/2022, due 10/28/2022 (collateralized by Industrial & Commercial Bank of China, 3.20% Perpetual Maturity, market value $6,394,213)	6,948,932	6,948,932
JPMorgan Chase Bank, N.A., 0.50%, dated 07/19/2022, due 10/28/2022 (collateralized by Tencent Holdings Bond, 1.81% due 01/26/2026, market value $1,663,570)	1,813,114	1,813,114
JPMorgan Chase Bank, N.A., 0.65%, dated 09/15/2022, due 10/17/2022 (collateralized by Egypt International Bond, 5.25% due 10/06/2025, market value $2,619,874)	3,190,093	3,190,093
JPMorgan Chase Bank, N.A., 0.75%, dated 07/19/2022, due 10/28/2022 (collateralized by Egypt International Bond, 6.59% due 02/21/2028, market value $3,485,943)	3,680,386	3,680,386

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 0.75%, dated 07/19/2022, due 10/28/2022 (collateralized by Tencent Holdings Bond, 3.28% due 04/11/2024, market value $3,898,483)	4,185,987	$4,185,987
JPMorgan Chase Bank, N.A., 0.80%, dated 09/15/2022, due 10/28/2022 (collateralized by Egypt International Bond, 3.88% due 02/16/2026, market value $1,302,156)	1,563,601	1,563,601
JPMorgan Chase Bank, N.A., 1.00%, dated 05/16/2022, due 10/28/2022 (collateralized by Nigerian International Bond, 6.38% due 07/12/2023, market value $2,462,525)	2,692,110	2,692,110
JPMorgan Chase Bank, N.A., 1.00%, dated 07/19/2022, due 10/28/2022 (collateralized by Bahrain International Bond, 5.25% due 01/25/2033, market value $3,340,063)	3,583,973	3,583,973
JPMorgan Chase Bank, N.A., 1.00%, dated 07/19/2022, due 10/28/2022 (collateralized by Bahrain International Bond, 5.63% due 05/18/2034, market value $1,484,391)	1,546,720	1,546,720
JPMorgan Chase Bank, N.A., 1.00%, dated 09/15/2022, due 10/17/2022 (collateralized by Egypt International Bond, 7.50% due 01/31/2027, market value $4,621,380)	5,624,063	5,624,063
JPMorgan Chase Bank, N.A., 1.05%, dated 07/19/2022, due 10/28/2022 (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $11,176,846)	12,457,468	12,457,468
JPMorgan Chase Bank, N.A., 1.20%, dated 06/22/2022, due 10/28/2022 (collateralized by Bahrain International Bond, 5.45% due 09/16/2032, market value $2,846,278)	3,311,195	3,311,195
JPMorgan Chase Bank, N.A., 1.25%, dated 07/19/2022, due 10/28/2022 (collateralized by Bahrain International Bond, 5.63% due 09/30/2031, market value $1,635,880)	1,750,547	1,750,547
JPMorgan Chase Bank, N.A., 1.35%, dated 06/06/2022, due 10/28/2022 (collateralized by Colombian International Bond, 7.38% due 09/18/2037, market value $351,347)	452,790	452,790
JPMorgan Chase Bank, N.A., 1.40%, dated 06/22/2022, due 10/28/2022 (collateralized by Egypt International Bond, 7.60% due 03/01/2029, market value $816,985)	999,563	999,563

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase Bank, N.A., 1.75%, dated 09/23/2022, due 10/13/2022 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% Perpetual Maturity, market value $3,429,881)	3,660,956	$3,660,956
JPMorgan Chase Bank, N.A., 2.94%, dated 09/28/2022, due 10/05/2022 (collateralized by US Treasury Notes, 1.88% due 02/15/2032, market value $3,266,171)	3,251,389	3,251,389
JPMorgan Chase Bank, N.A., 2.94%, dated 09/28/2022, due 10/05/2022 (collateralized by US Treasury Notes, 1.88% due 11/15/2051, market value $1,752,416)	1,749,879	1,749,879
JPMorgan Chase Bank, N.A., 2.94%, dated 09/28/2022, due 10/05/2022 (collateralized by US Treasury Notes, 1.88% due 11/15/2051, market value $3,974,096)	3,982,060	3,982,060
JPMorgan Chase Bank, N.A., 2.94%, dated 09/28/2022, due 10/05/2022 (collateralized by US Treasury Notes, 2.00% due 08/15/2051, market value $408,462)	405,194	405,194

TOTAL REPURCHASE AGREEMENTS (COST $168,761,100)	168,761,100	168,761,100

TOTAL INVESTMENTS IN SECURITIES — 87.0% (COST $4,388,985,397)		4,087,453,154

TOTAL SECURITIES SOLD SHORT — (39.5)% (PROCEEDS $2,034,543,651)		(1,853,956,722)

Other Assets (q) — 52.5%		2,462,810,212

Net Assets — 100.0%		$4,696,306,644

SECURITIES SOLD SHORT — (39.5)%
COMMON STOCK — (9.3)%
Africa — (0.0)%
Industrial Services — (0.0)%
IHS Holding Ltd. (a)	2,200	$(12,276)

Materials — (0.0)%
AngloGold Ashanti Ltd., ADR	3,900	(53,898)
Caledonia Mining Corp. plc	400	(3,928)
Harmony Gold Mining Co., Ltd., ADR	1,400	(3,402)
Sasol Ltd., ADR	2,100	(33,075)

		(94,303)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Software & Technology Services — (0.0)%
Karooooo Ltd.	100	$(2,370)
Net 1 UEPS Technologies, Inc. (a)	800	(2,816)

		(5,186)

Total Africa		(111,765)

Asia — (0.6)%
Banking — (0.1)%
HDFC Bank Ltd., ADR	26,000	(1,518,920)
KB Financial Group, Inc., ADR	3,800	(114,532)
Mitsubishi UFJ Financial Group, Inc., ADR	81,900	(368,550)
Shinhan Financial Group Co. Ltd., ADR	2,800	(64,400)
Sumitomo Mitsui Financial Group, Inc., ADR	53,500	(294,250)

		(2,360,652)

Consumer Discretionary Products — (0.0)%
Ezgo Technologies Ltd. (a)	900	(369)
Honda Motor Co. Ltd., ADR	4,800	(103,632)
indie Semiconductor, Inc., Class A (a)	3,200	(23,424)
NIO, Inc., ADR	33,500	(528,295)
Tata Motors Ltd., ADR (a)	3,700	(89,762)
Toyota Motor Corp., ADR	3,800	(495,102)

		(1,240,584)

Consumer Discretionary Services — (0.1)%
China Liberal Education Holdings Ltd. (a)	5,800	(4,813)
China Online Education Group, ADR (a)	1,500	(2,880)
GreenTree Hospitality Group Ltd., ADR	300	(1,017)
H World Group Ltd., ADR	24,100	(808,314)
iHuman, Inc., ADR (a)	300	(660)
Meten Holding Group Ltd. (a)	2,420	(871)
NaaS Technology, Inc., ADR (a)	920	(4,048)
OneSmart International Education Group Ltd., ADR (a)	900	(927)
RYB Education, Inc., ADR (a)	400	(224)
Skillful Craftsman Education Technology Ltd. (a)	1,700	(1,607)
Tarena International, Inc., ADR (a)	433	(2,663)
Yum China Holdings, Inc.	32,600	(1,542,958)

		(2,370,982)

Consumer Staple Products — (0.0)%
Farmmi, Inc. (a)	8,156	(4,540)
RLX Technology, Inc., ADR (a)	9,300	(9,765)
TDH Holdings, Inc. (a)	2,260	(7,322)
Viomi Technology Co. Ltd., ADR (a)	1,300	(1,599)

		(23,226)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Financial Services — (0.0)%
360 Finance, Inc., ADR	11,300	$(144,866)
9F, Inc., ADR (a)	1,029	(233)
Akso Health Group, ADR (a)	600	(544)
ATIF Holdings Ltd. (a)	100	(181)
Bit Digital, Inc. (a)	6,700	(8,040)
Dunxin Financial Holdings Ltd., ADR (a)	200	(58)
FinVolution Group, ADR	5,700	(24,396)
Jianpu Technology, Inc., ADR (a)	1,900	(3,078)
Jiayin Group, Inc., ADR (a)	300	(651)
LexinFintech Holdings Ltd., ADR (a)	3,300	(5,577)
Lion Group Holding Ltd., ADR (a)	9,700	(9,700)
Lufax Holding Ltd., ADR	75,300	(191,262)
MMTEC, Inc.	900	(1,314)
ORIX Corp., ADR	100	(7,067)
Puhui Wealth Investment Management Co. Ltd. (a)	300	(138)
Qudian, Inc., ADR (a)	24,000	(21,600)
Sentage Holdings, Inc.	780	(1,794)
SOS Ltd., ADR	1,904	(7,864)
Up Fintech Holding Ltd., ADR	1,000	(3,290)
X Financial, ADR (a)	200	(446)

		(432,099)

Health Care — (0.0)%
111, Inc., ADR (a)	4,400	(11,792)
Aesthetic Medical International Holdings Group Ltd., ADR (a)	300	(519)
Anpac Bio-Medical Science Co., Ltd., ADR (a)	4,300	(658)
Aslan Pharmaceuticals Ltd., ADR (a)	200	(120)
BeiGene Ltd., ADR (a)	3,800	(512,316)
Bon Natural Life Ltd. (a)	200	(440)
Burning Rock Biotech Ltd., ADR (a)	100	(239)
China SXT Pharmaceuticals Inc. (a)	971	(748)
Connect Biopharma Holdings Ltd., ADR (a)	1,300	(1,677)
Genetron Holdings Ltd., ADR (a)	200	(156)
Gracell Biotechnologies, Inc., ADR (a)	1,900	(6,118)
Hutchmed China Ltd., ADR (a)	1,500	(13,290)
MEDIROM Healthcare Technologies, Inc., ADR (a)	100	(605)
Qilian International Holding Group Ltd. (a)	300	(351)
Takeda Pharmaceutical Co. Ltd., ADR	4,891	(63,436)
Zai Lab Ltd., ADR (a)	1,600	(54,720)

		(667,185)

Industrial Products — (0.0)%
Asia Pacific Wire & Cable Corp., Ltd. (a)	440	(695)
Greenland Technologies Holding Corp. (a)	400	(1,064)

		(1,759)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Services — (0.0)%
BEST, Inc. (a)	5,260	$(3,630)
EHang Holdings Ltd., ADR (a)	4,700	(19,787)
Full Truck Alliance Co. Ltd., ADR (a)	107,700	(705,435)
Guardforce AI Co. Ltd.	100	(24)
MingZhu Logistics Holdings Ltd. (a)	900	(1,845)
Pop Culture Group Co., Ltd., Class A (a)	2,090	(2,236)
ZTO Express Cayman, Inc., ADR	1,400	(33,642)

		(766,599)

Insurance — (0.0)%
Huize Holding Ltd., ADR (a)	700	(593)
TIAN RUIXIANG Holdings Ltd., Class A (a)	1,200	(737)
Waterdrop, Inc., ADR (a)	1,500	(1,635)

		(2,965)

Materials — (0.0)%
CN Energy Group, Inc., Class A (a)	500	(1,045)
Ikonics Corp. (d)	100	0
Origin Agritech Ltd. (a)	500	(4,290)
Tantech Holdings Ltd. (a)	9,300	(1,640)
ZK International Group Co. Ltd. (a)	1,400	(1,179)

		(8,154)

Media — (0.1)%
Baidu, Inc., ADR (a)	3,700	(434,713)
Baosheng Media Group Holding Ltd. (a)	1,937	(1,725)
Bilibili, Inc., ADR (a)	28,800	(441,216)
Dada Nexus Ltd., ADR (a)	15,000	(70,950)
DouYu International Holdings Ltd., ADR (a)	9,800	(9,800)
Dragon Victory International Ltd. (a)	800	(672)
Grab Holdings Ltd., Class A (a)	321,000	(844,230)
iClick Interactive Asia Group Ltd., ADR (a)	2,500	(875)
iQIYI, Inc., ADR (a)	500	(1,355)
Kanzhun Ltd., ADR (a)	2,200	(37,136)
MakeMyTrip Ltd. (a)	5,200	(159,640)
NetEase, Inc., ADR	24,200	(1,829,520)
Phoenix New Media Ltd., ADR (a)	416	(1,959)
Pintec Technology Holdings, Ltd. (a)	400	(108)
So-Young International, Inc., ADR (a)	700	(504)
Sohu.com Ltd., ADR (a)	1,600	(25,712)
The9 Ltd., ADR (a)	8,500	(8,211)
Trip.com Group Ltd., ADR (a)	45,900	(1,253,529)
Uxin Ltd., ADR (a)	28,400	(17,040)
Zhihu, Inc., ADR (a)	26,113	(27,680)
Zhongchao, Inc., Class A (a)	400	(460)

		(5,167,035)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Oil & Gas — (0.0)%
Recon Technology Ltd., Class A (a)	4,500	$(2,516)

Real Estate — (0.0)%
Fangdd Network Group Ltd. (a)	1,340	(1,179)
KE Holdings, Inc., ADR (a)	55,600	(974,112)

		(975,291)

Renewable Energy — (0.0)%
Daqo New Energy Corp., ADR (a)	11,700	(621,036)
JinkoSolar Holding Co. Ltd., ADR (a)	10,100	(559,439)
ReneSola Ltd., ADR (a)	14,700	(74,088)

		(1,254,563)

Retail & Wholesale—Discretionary — (0.3)%
Alibaba Group Holding Ltd., ADR (a)	5,500	(439,945)
ATRenew, Inc., ADR (a)	7,800	(17,940)
Boqii Holding Ltd. (a)	4,533	(5,349)
Cango, Inc., ADR	2,300	(5,290)
Coupang, Inc. (a)	171,500	(2,858,905)
DingDong Cayman Ltd., ADR (a)	16,700	(59,452)
E-Home Household Service Holdings Ltd.	260	(936)
E-Home Household Service Holdings Ltd. (a)	5,200	(494)
Future FinTech Group, Inc. (a)	5,409	(2,474)
Intelligent Living Application Group, Inc.	200	(550)
JD.com, Inc., ADR	114,000	(5,734,200)
Jiuzi Holdings, Inc. (a)	2,900	(884)
KBS Fashion Group Ltd. (a)	1,400	(1,216)
LightInTheBox Holding Co. Ltd., ADR (a)	1,300	(1,391)
Moxian BVI, Inc. (a)	1,200	(1,134)
Sea Ltd., ADR (a)	62,500	(3,503,125)
TD Holdings, Inc.	500	(610)
Vipshop Holdings Ltd., ADR (a)	4,700	(39,527)
Yatsen Holding Ltd., ADR (a)	36,200	(39,458)
Yoshitsu Co., Ltd., ADR (a)	300	(423)

		(12,713,303)

Retail & Wholesale—Staples — (0.0)%
Wunong Net Technology Co. Ltd. (a)	4,300	(3,526)

Retail & Wholesale—Staples — (0.0)%
China Jo-Jo Drugstores Holdings, Inc. (a)	266	(521)

Retail—Discretionary — (0.0)%
Kaixin Auto Holdings (a)	7,900	(6,083)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Software & Technology Services — (0.0)%
17 Education & Technology Group, Inc., ADR (a)	1,625	$(2,194)
Aurora Mobile Ltd., ADR (a)	1,900	(1,880)
Baozun, Inc., ADR (a)	600	(3,768)
BIT Mining Ltd., ADR (a)	2,600	(728)
Borqs Technologies, Inc. (a)	12,900	(9,279)
Cellebrite DI Ltd. (a)	2,900	(11,368)
China Xiangtai Food Co. Ltd. (a)	3,046	(1,185)
Cloopen Group Holding Ltd., ADR (a)	3,100	(2,172)
CLPS, Inc. (a)	300	(396)
Datasea, Inc. (a)	3,900	(5,811)
Diginex Ltd. (a)	4,600	(1,835)
Gaotu Techedu, Inc., ADR (a)	47,300	(57,233)
Infobird Co. Ltd.	1,777	(1,901)
Infosys Ltd., ADR	5,800	(98,426)
Kingsoft Cloud Holdings Ltd., ADR (a)	4,700	(9,353)
Link Motion, Inc., ADR (a),(d)	11,000	0
Lizhi, Inc., ADR (a)	2,900	(1,708)
Luokung Technology Corp. (a)	35,300	(6,449)
OneConnect Financial Technology Co. Ltd., ADR (a)	13,700	(9,891)
Powerbridge Technologies Co. Ltd. (a)	29,300	(14,061)
Qutoutiao, Inc., ADR (a)	2,160	(1,102)
Renren, Inc., ADR (a)	1,000	(29,610)
Scienjoy Holding Corp. (a)	2,000	(4,420)
Sify Technologies Ltd., ADR (a)	700	(1,197)
Taoping, Inc. (a)	900	(538)
TaskUS, Inc., Class A (a)	8,000	(128,800)
TDCX, Inc., ADR (a)	4,500	(42,165)
TELUS International CDA, Inc. (a)	1,200	(31,392)
Tuya, Inc., ADR (a)	29,100	(27,054)
WiMi Hologram Cloud, Inc., ADR (a)	9,000	(13,860)
Wipro Ltd., ADR	2,066	(9,731)
Xunlei Ltd., ADR (a)	1,100	(1,529)
Youdao, Inc., ADR (a)	3,400	(13,362)

		(544,398)

Tech Hardware & Semiconductors — (0.0)%
Canaan, Inc., ADR (a)	41,200	(135,136)
Canon, Inc., ADR	600	(13,080)
Ebang International Holdings, Inc., A Shares (a)	16,000	(6,563)
Himax Technologies, Inc., ADR	2,200	(10,648)
Quanergy Systems, Inc.	10	(48)
Quanergy Systems, Inc.	300	(62)
SemiLEDs Corp. (a)	1,300	(3,016)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Silicon Motion Technology Corp., ADR	200	$(13,038)
Sony Group Corp., ADR	11,700	(749,385)
UTime Ltd. (a)	600	(1,152)

		(932,128)

Telecommunications — (0.0)%
Chindata Group Holdings Ltd., ADR (a)	10,300	(83,224)
GDS Holdings Ltd., ADR (a)	19,800	(349,668)
KT Corp., ADR	3,300	(40,326)
PLDT, Inc., ADR	200	(5,060)
Telkom Indonesia Persero Tbk PT, ADR	3,900	(112,515)
Ucloudlink Group, Inc., ADR (a)	300	(169)
Vnet Group, Inc., ADR (a)	6,000	(33,000)

		(623,962)

Utilities — (0.0)%
Azure Power Global Ltd. (a)	2,900	(16,066)
Korea Electric Power Corp., ADR (a)	3,000	(20,400)
ReNew Energy Global plc (a)	14,600	(87,892)

		(124,358)

Total Asia		(30,221,889)

Europe — (0.3)%
Banking — (0.1)%
Barclays plc, ADR	17,300	(110,720)
Deutsche Bank AG	16,900	(125,060)
HSBC Holdings plc, ADR	45,700	(1,191,399)
ING Groep NV, ADR	2,400	(20,400)
Lloyds Banking Group plc, ADR	23,500	(42,065)
NatWest Group plc, ADR	200	(998)

		(1,490,642)

Consumer Discretionary Products — (0.0)%
On Holding AG, Class A (a)	3,800	(60,990)
Sono Group NV (a)	10,000	(25,400)

		(86,390)

Consumer Discretionary Services — (0.0)%
Genius Sports Ltd. (a)	700	(2,569)
InterContinental Hotels Group plc, ADR	700	(34,027)
Manchester United plc, Class A	4,100	(54,407)
Membership Collective Group, Inc., A Shares (a)	5,200	(24,544)
Sportradar Holding AG, A Shares (a)	2,900	(25,520)
Super Group SGHC Ltd.	300	(1,224)

		(142,291)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Consumer Staple Products — (0.1)%
Anheuser-Busch InBev NV, ADR	15,300	$(690,948)
Haleon plc, ADR	18,500	(112,665)
Unilever plc, ADR	42,300	(1,854,432)

		(2,658,045)

Financial Services — (0.0)%
AerCap Holdings NV (a)	7,800	(330,174)
Argo Blockchain plc, ADR (a)	1,500	(5,805)
UBS Group AG	35,800	(519,458)

		(855,437)

Health Care — (0.1)%
AC Immune SA (a)	600	(1,896)
Achilles Therapeutics plc, ADR (a)	800	(1,808)
ADC Therapeutics SA (a)	3,700	(17,834)
Alcon, Inc.	5,500	(319,990)
Altamira Therapeutics Ltd. (a)	7,400	(2,130)
Amryt Pharma plc, ADR (a)	700	(4,844)
Aptorum Group Ltd., Class A (a)	2,600	(2,990)
Ascendis Pharma A/S, ADR (a)	6,200	(640,212)
Autolus Therapeutics plc, ADR (a)	3,300	(7,062)
Babylon Holdings Ltd., Class A	677	(320)
BioNTech SE, ADR	17,700	(2,387,376)
Evotec SE, ADR (a)	600	(5,274)
Exscientia plc, ADR (a)	700	(5,747)
Freeline Therapeutics Holdings plc, ADR (a)	100	(69)
Galapagos NV, ADR (a)	2,600	(110,864)
Genmab, ADR (a)	4,600	(147,798)
GH Research plc (a)	600	(6,972)
ICON plc (a)	5,600	(1,029,168)
Immatics NV (a)	400	(4,000)
Immunocore Holdings plc, ADR (a)	2,100	(98,574)
InflaRx NV (a)	1,400	(3,696)
Mereo Biopharma Group plc, ADR (a)	24,300	(20,925)
Midatech Pharma plc, ADR	80	(149)
Molecular Partners AG, ADR (a)	100	(670)
NLS Pharmaceutics Ltd. (a)	1,600	(1,008)
NuCana plc, ADR (a)	3,200	(3,344)
ObsEva SA (a)	300	(43)
Olink Holding AB, ADR (a)	3,100	(37,634)
Orchard Therapeutics plc, ADR (a)	1,800	(900)
Trinity Biotech plc, ADR (a)	1,000	(1,080)
uniQure NV (a)	5,300	(99,428)

		(4,963,805)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Industrial Products — (0.0)%
CNH Industrial NV	28,600	$(319,462)

Industrial Services — (0.0)%
Cimpress plc (a)	900	(22,032)
Costamare, Inc.	4,000	(35,800)
FLEX LNG Ltd.	900	(28,503)
Globus Maritime Ltd. (a)	2,400	(3,024)
Performance Shipping, Inc.	100	(27)
Rentokil Initial plc, ADR	1,192	(32,763)

		(122,149)

Insurance — (0.0)%
Aegon NV	200	(792)

Materials — (0.0)%
CRH plc, ADR	3,400	(109,582)
Orion Engineered Carbons SA	1,900	(25,365)

		(134,947)

Media — (0.0)%
Gambling.com Group Ltd. (a)	600	(4,560)
Jumia Technologies AG, ADR (a)	23,400	(135,954)
Liberty Global plc, Class A (a)	10,300	(160,577)
Pearson plc, ADR	100	(955)
Spark Networks SE, ADR (a)	1,200	(2,292)
Trivago NV, ADR (a)	2,000	(2,320)
WPP plc, ADR	800	(32,952)

		(339,610)

Oil & Gas — (0.0)%
Equinor ASA, ADR	9,600	(317,856)

Renewable Energy — (0.0)%
FREYR Battery SA (a)	1,500	(21,360)

Retail & Wholesale—Discretionary — (0.0)%
Cazoo Group Ltd. (a)	23,100	(10,626)
Farfetch Ltd., Class A (a)	87,100	(648,895)
MYT Netherlands Parent BV, ADR (a)	2,000	(23,040)

		(682,561)

Software & Technology Services — (0.0)%
Arqit Quantum, Inc. (a)	1,900	(10,697)
Kaleyra, Inc. (a)	6,800	(6,596)
Micro Focus International plc, ADR	3,400	(19,380)
Sophia Genetics SA (a)	300	(789)

		(37,462)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Tech Hardware & Semiconductors — (0.0)%
Nokia Oyj, ADR	51,700	$(220,759)
WISeKey International Holding Ltd., ADR (a)	500	(795)

		(221,554)

Telecommunications — (0.0)%
Vodafone Group plc, ADR	2,300	(26,059)

Transportation & Logistics — (0.0)%
Ryanair Holdings plc, ADR (a)	6,700	(391,414)

Utilities — (0.0)%
Fusion Fuel Green plc, Class A (a)	400	(1,996)
National Grid plc, ADR	500	(25,765)

		(27,761)

Total Europe		(12,839,597)

Middle East — (0.0)%
Consumer Discretionary Products — (0.0)%
Foresight Autonomous Holdings Ltd., ADR (a)	5,300	(2,786)

Health Care — (0.0)%
Biondvax Pharmaceuticals Ltd., ADR (a)	800	(584)
CAN Fite Biopharma Ltd., ADR (a)	2,400	(1,848)
Collplant Biotechnologies Ltd. (a)	300	(2,052)
Enlivex Therapeutics Ltd. (a)	800	(3,400)
Gamida Cell Ltd. (a)	8,800	(13,992)
InspireMD, Inc. (a)	273	(404)
Nano-X Imaging Ltd. (a)	8,300	(95,201)
Redhill Biopharma Ltd., ADR (a)	19,400	(9,749)
ReWalk Robotics Ltd. (a)	4,000	(3,553)
SciSparc Ltd.	800	(671)

		(131,454)

Industrial Products — (0.0)%
Elbit Systems Ltd.	200	(38,034)
Ituran Location and Control Ltd.	200	(4,668)
Rail Vision Ltd.	200	(124)

		(42,826)

Industrial Services — (0.0)%
Castor Maritime, Inc. (a)	21,560	(24,147)
ZIM Integrated Shipping Services Ltd.	1,600	(37,600)

		(61,747)

Materials — (0.0)%
Evogene Ltd. (a)	2,906	(2,412)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Media — (0.0)%
Innovid Corp. (a)	5,900	$(15,989)
SimilarWeb Ltd. (a)	100	(586)
Taboola.com Ltd. (a)	1,000	(1,810)

		(18,385)

Renewable Energy — (0.0)%
Eco Wave Power Global AB, ADR (a)	300	(1,191)

Retail & Wholesale—Discretionary — (0.0)%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	11,800	(11,366)

Software & Technology Services — (0.0)%
Cognyte Software Ltd. (a)	2,300	(9,292)
Global-e Online Ltd. (a)	16,300	(436,188)
MARIS — TECH Ltd. (a)	100	(118)
Mawson Infrastructure Group, Inc. (a)	2,100	(906)
My Size, Inc. (a)	1,100	(220)
Safe-T Group Ltd., ADR (a)	1,000	(435)
Yalla Group Ltd., ADR (a)	7,825	(25,353)

		(472,512)

Tech Hardware & Semiconductors — (0.0)%
Ceragon Networks Ltd. (a)	300	(552)
Gilat Satellite Networks Ltd. (a)	3,100	(16,523)
SuperCom Ltd. (a)	11,600	(3,294)
Tower Semiconductor Ltd. (a)	100	(4,394)

		(24,763)

Total Middle East		(769,442)

North America — (8.1)%
Banking — (0.5)%
Ameris Bancorp	1,699	(75,963)
Associated Banc-Corp.	700	(14,056)
Bank of America Corp.	11,600	(350,320)
Bank of Montreal	11,500	(1,007,860)
Bank of Nova Scotia	1,800	(85,626)
BankUnited, Inc.	300	(10,251)
Cadence Bank	2,100	(53,361)
Canadian Imperial Bank of Commerce	4,200	(183,792)
Carver Bancorp, Inc. (a)	800	(3,200)
Citizens Financial Group, Inc.	1,300	(44,668)
Comerica, Inc.	13,500	(959,850)
Commerce Bancshares, Inc.	3,330	(220,313)
Credicorp Ltd.	200	(24,560)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
East West Bancorp, Inc.	2,700	$(181,278)
Eastern Bankshares, Inc.	2,600	(51,064)
Fifth Third Bancorp	27,600	(882,096)
Finwise Bancorp (a)	100	(903)
First BanCorp	100	(1,368)
First Citizens BancShares, Inc., Class A	900	(717,687)
First Horizon National Corp.	55,600	(1,273,240)
First Interstate BancSystem, Inc., Class A	5,400	(217,890)
First Republic Bank	8,000	(1,044,400)
FNB Corp.	500	(5,800)
Frost Bankers, Inc.	3,500	(462,770)
Glacier Bancorp, Inc.	300	(14,739)
Home BancShares, Inc.	300	(6,753)
Huntington Bancshares, Inc.	197,700	(2,605,686)
Independent Bank Corp.	1,500	(111,795)
KeyCorp	21,000	(336,420)
M&T Bank Corp.	13,782	(2,430,042)
New York Community Bancorp, Inc.	1,100	(9,383)
Old National Bancorp	17,400	(286,578)
Pacific Premier Bancorp, Inc.	1,720	(53,251)
Park National Corp.	100	(12,448)
PNC Financial Services Group, Inc.	11,500	(1,718,330)
Regions Financial Corp.	21,300	(427,491)
Royal Bank of Canada	15,000	(1,350,600)
ServisFirst Bancshares, Inc.	1,500	(120,000)
Signature Bank	5,600	(845,600)
South State Corp.	3,168	(250,652)
Stock Yards Bancorp, Inc.	100	(6,801)
SVB Financial Group (a)	2,700	(906,606)
Synovus Financial Corp.	1,200	(45,012)
TFS Financial Corp.	1,600	(20,800)
Toronto-Dominion Bank	3,500	(214,655)
Truist Financial Corp.	74,900	(3,261,146)
UMB Financial Corp.	1,000	(84,290)
Umpqua Holdings Corp.	100	(1,709)
United Bankshares, Inc.	700	(25,025)
United Community Banks, Inc.	3,000	(99,300)
Webster Financial Corp.	14,200	(641,840)
Wells Fargo & Co.	500	(20,110)
Western Alliance Bancorp	9,400	(617,956)
WSFS Financial Corp.	3,600	(167,256)
Zions BanCorp.	400	(20,344)

		(24,584,934)

Biotechnology & Pharmaceuticals — (0.0)%
Absci Corp. (a)	600	(1,878)
Congent Biosciences, Inc. (d)	1,000	0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Ensysce Biosciences, Inc. (a)	14,000	$(3,010)
Oncolytics Biotech, Inc. (a)	2,200	(2,706)

		(7,594)

Chemicals — (0.0)%
Trinseo plc	3,900	(71,448)

Consumer Discretionary Products — (0.5)%
Adient plc (a)	6,700	(185,925)
American Axle & Manufacturing Holdings, Inc. (a)	400	(2,732)
Aterian, Inc. (a)	22,700	(28,148)
Aurora Innovation, Inc. (a)	42,600	(94,146)
Axon Enterprise, Inc. (a)	3,700	(428,275)
BorgWarner, Inc.	9,840	(308,976)
BRP, Inc.	200	(12,312)
Camping World Holdings, Inc., Class A	300	(7,596)
Carter’s, Inc.	8,400	(550,452)
CBAK Energy Technology, Inc. (a)	8,800	(10,120)
Century Communities, Inc.	800	(34,224)
Cepton, Inc.	2,100	(4,116)
Comstock Holding Cos., Inc. (a)	100	(397)
Dana, Inc.	900	(10,287)
Deckers Outdoor Corp. (a)	100	(31,261)
Dorman Products, Inc. (a)	200	(16,424)
DR Horton, Inc.	43,200	(2,909,520)
Dream Finders Homes, Inc., Class A (a)	3,500	(37,100)
ElectraMeccanica Vehicles Corp. (a)	17,000	(20,740)
Embark Technology, Inc.	25	(186)
Ford Motor Co.	12,000	(134,400)
Forza X1, Inc.	200	(386)
Fox Factory Holding Corp. (a)	1,800	(142,344)
Funko, Inc., Class A	1,500	(30,330)
General Motors Co.	58,700	(1,883,683)
Gentex Corp.	9,700	(231,248)
Gentherm, Inc. (a)	400	(19,892)
Gildan Activewear, Inc.	7,700	(217,679)
Goodyear Tire & Rubber Co. (a)	70,500	(711,345)
Hanesbrands, Inc.	129,100	(898,536)
Harley-Davidson, Inc.	4,100	(143,008)
Hasbro, Inc.	700	(47,194)
HNI Corp.	300	(7,953)
Holley, Inc.	700	(2,835)
Interface, Inc.	800	(7,192)
iRobot Corp.	3,800	(214,054)
KB Home	300	(7,776)
LCI Industries	1,700	(172,482)
Lear Corp.	3,100	(371,039)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Lennar Corp., Class A	13,300	$(991,515)
LGI Homes, Inc. (a)	3,500	(284,795)
Lordstown Motors Corp., Class A (a)	50,400	(92,232)
Lucid Group, Inc. (a)	214,500	(2,996,565)
Magna International, Inc.	2,400	(113,808)
MasterCraft Boat Holdings, Inc. (a)	600	(11,310)
Mattel, Inc. (a)	400	(7,576)
Microvast Holdings, Inc. (a)	20,006	(36,211)
MillerKnoll, Inc.	3,400	(53,040)
Mullen Automotive, Inc. (a)	192,700	(63,167)
OneWater Marine, Inc., Class A (a)	400	(12,044)
Peloton Interactive, Inc., Class A (a)	15,400	(106,722)
PLBY Group, Inc. (a)	500	(2,015)
Polaris Industries, Inc.	4,500	(430,425)
PulteGroup, Inc.	5,300	(198,750)
Purple Innovation, Inc.	400	(1,620)
Rivian Automotive, Inc., Class A (a)	202,700	(6,670,857)
Scotts Miracle-Gro Co. (The)	2,300	(98,325)
SES AI Corp. (a)	8,500	(41,480)
Skechers USA., Inc., Class A (a)	4,300	(136,396)
Skyline Champion Corp.	900	(47,583)
Smith & Wesson Brands, Inc.	3,200	(33,184)
Solid Power, Inc. (a)	200	(1,052)
Steelcase, Inc., Class A	1,700	(11,084)
Tempur Sealy International, Inc.	16,500	(398,310)
Thor Industries, Inc.	8,900	(622,822)
Topgolf Callaway Brands Corp. (a)	14,500	(279,270)
Tupperware Brands Corp. (a)	16,400	(107,420)
VF Corp.	5,100	(152,541)
Vinco Ventures, Inc. (a)	86,200	(80,269)
Visteon Corp. (a)	600	(63,636)
Volcon, Inc. (a)	6,500	(12,805)
Weber, Inc., Class A	12,300	(80,811)
Winnebago Industries, Inc.	10,400	(553,384)
Wolverine World Wide, Inc.	700	(10,773)
Worksport Ltd. (a)	2,900	(5,046)
XPEL, Inc. (a)	2,400	(154,656)
YETI Holdings, Inc. (a)	100	(2,852)

		(24,902,664)

Consumer Discretionary Services — (0.3)%
Aaron’s Co., Inc. (The)	1,000	(9,720)
AirSculpt Technologies, Inc.	600	(3,858)
Aspen Group, Inc. (a)	400	(153)
Bally’s Corp. (a)	8,700	(171,912)
Bird Global, Inc., Class A (a)	15,800	(5,576)
Boyd Gaming Corp.	1,200	(57,180)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
BurgerFi International, Inc. (a)	800	$(2,080)
Caesars Entertainment, Inc. (a)	71,176	(2,296,138)
Carnival Corp. (a)	1,600	(11,248)
Carnival PLC, ADR	1,400	(8,666)
Cheesecake Factory, Inc. (The)	800	(23,424)
Chipotle Mexican Grill, Inc. (a)	1,300	(1,953,588)
Choice Hotels International, Inc.	1,500	(164,280)
Darden Restaurants, Inc.	100	(12,632)
Domino’s Pizza, Inc.	1,700	(527,340)
DraftKings, Inc., Class A	16,730	(253,292)
Drive Shack, Inc. (a)	7,700	(4,774)
EBET, Inc. (a)	400	(488)
European Wax Center, Inc., Class A	3,300	(60,885)
F45 Training Holdings, Inc. (a)	9,200	(28,428)
First Watch Restaurant Group, Inc. (a)	800	(11,584)
Grand Canyon Education, Inc. (a)	1,300	(106,925)
Hall of Fame Resort & Entertainment Co. (a)	19,500	(10,743)
Hilton Grand Vacations, Inc. (a)	1,600	(52,624)
Hilton Worldwide Holdings, Inc.	3,200	(385,984)
Jack in the Box, Inc.	1,500	(111,105)
Las Vegas Sands Corp. (a)	27,900	(1,046,808)
Laureate Education, Inc.	200	(2,110)
Life Time Group Holdings, Inc. (a)	6,200	(60,450)
Light & Wonder, Inc., Class A	200	(8,576)
Live Nation Entertainment, Inc. (a)	6,891	(523,992)
Lottery.com, Inc. (a)	100	(22)
Madison Square Garden Entertainment Corp. (a)	2,500	(110,225)
Madison Square Garden Sports Corp. (a)	500	(68,330)
Marriott International, Inc., Class A	5,000	(700,700)
Marriott Vacations Worldwide Corp.	1,600	(194,976)
Medifast, Inc.	500	(54,180)
MGM Resorts International	11,400	(338,808)
OneSpaWorld Holdings Ltd. (a)	2,100	(17,640)
Papa John’s International, Inc.	200	(14,002)
Penn Entertainment, Inc. (a)	24,800	(682,248)
Rent the Runway, Inc., Class A (a)	9,800	(21,560)
Rent-A-Center, Inc.	200	(3,502)
Restaurant Brands International, Inc.	400	(21,272)
Royal Caribbean Cruises Ltd. (a)	49,200	(1,864,680)
Rush Street Interactive, Inc.	200	(736)
Service Corp. International	4,800	(277,152)
Six Flags Entertainment Corp. (a)	21,400	(378,780)
Sonder Holdings, Inc.	3,500	(5,810)
Starbucks Corp.	19,400	(1,634,644)
Stride, Inc.	700	(29,421)
Super League Gaming, Inc. (a)	3,500	(2,362)
Sweetgreen, Inc., Class A	800	(14,800)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Udemy, Inc. (a)	4,900	$(59,241)
Yum! Brands, Inc.	1,400	(148,876)

		(14,560,530)

Consumer Staple Products — (0.2)%
22nd Century Group, Inc. (a)	1,200	(1,113)
Alkaline Water Co., Inc. (The) (a)	16,200	(5,459)
Aurora Cannabis, Inc.	2,600	(3,172)
B&G Foods, Inc.	300	(4,947)
Beachbody Co., Inc. (The) (a)	14,100	(14,241)
Beauty Health Co. (The)	800	(9,432)
BellRing Brands, Inc.	900	(18,549)
Benson Hill, Inc. (a)	16,500	(45,210)
Blue Star Foods Corp. (a)	560	(353)
Boston Beer Co., Inc., Class A (a)	700	(226,555)
BRC, Inc. (a)	4,400	(34,012)
Celsius Holdings, Inc. (a)	15,500	(1,405,540)
Central Garden & Pet Co., Class A (a)	1,600	(54,656)
Clever Leaves Holdings, Inc. (a)	14,211	(8,555)
Constellation Brands, Inc., Class A	8,100	(1,860,408)
Coty, Inc., Class A (a)	16,000	(101,120)
Darling Ingredients, Inc. (a)	1,600	(105,840)
DavidsTea, Inc. (a)	300	(219)
Dole plc	12,800	(93,440)
Eastside Distilling, Inc. (a)	1,200	(332)
Energizer Holdings, Inc.	11,000	(276,540)
Estee Lauder Cos., Inc. (The), Class A	4,100	(885,190)
Farmer Bros Co. (a)	300	(1,407)
Flora Growth Corp. (a)	13,500	(9,527)
Fresh Vine Wine, Inc. (a)	200	(354)
General Mills, Inc.	4,300	(329,423)
Greenlane Holdings, Inc., Class A	2,710	(4,417)
Herbalife Nutrition Ltd. (a)	5,300	(105,417)
HEXO Corp. (a)	116,700	(20,259)
High Tide, Inc. (a)	400	(560)
Hormel Foods Corp.	100	(4,544)
Hostess Brands, Inc.	500	(11,620)
IM Cannabis Corp. (a)	3,700	(1,515)
Ingredion, Inc.	500	(40,260)
J & J Snack Foods Corp.	500	(64,735)
John B Sanfilippo & Son, Inc.	100	(7,573)
Kellogg Co.	300	(20,898)
Keurig Dr. Pepper, Inc.	15,500	(555,210)
Krispy Kreme, Inc.	10,700	(123,371)
Lancaster Colony Corp.	200	(30,056)
Local Bounti Corp.	200	(568)
Monster Beverage Corp. (a)	28,500	(2,478,360)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
National Beverage Corp.	900	$(34,686)
Nu Skin Enterprises, Inc.	2,100	(70,077)
Organigram Holdings, Inc. (a)	12,600	(10,982)
Pilgrim’s Pride Corp. (a)	6,000	(138,120)
Post Holdings, Inc. (a)	3,500	(286,685)
Reed’s, Inc. (a)	3,900	(470)
Reynolds Consumer Products, Inc.	500	(13,005)
RiceBran Technologies	1,880	(3,384)
S&W Seed Co. (a)	100	(73)
Seneca Foods Corp., Class A (a)	100	(5,044)
Simply Good Foods Co. (The) (a)	2,500	(79,975)
Smart For Life, Inc. (a)	8,400	(3,211)
Spectrum Brands Holdings, Inc.	5,900	(230,277)
Splash Beverage Group, Inc. (a)	2,600	(3,562)
Stryve Foods, Inc., Class A (a)	2,400	(1,272)
Tattooed Chef, Inc. (a)	7,300	(36,354)
Tilray, Inc., Class 2 (a)	196,400	(540,100)
TreeHouse Foods, Inc. (a)	3,300	(139,986)
Tyson Foods, Inc., Class A	2,800	(184,604)
Universal Corp.	200	(9,208)
Upexi, Inc. (a)	818	(3,166)
Utz Brands, Inc.	7,500	(113,250)
Very Good Food Co. Inc. (a)	4,100	(503)
Village Farms International, Inc. (a)	6,400	(12,224)
Vintage Wine Estates, Inc. (a)	1,100	(3,047)
Vita Coco Co., Inc. (The) (a)	5,300	(60,367)
Whole Earth Brands, Inc. (a)	1,800	(6,912)
Zevia PBC, Class A (a)	3,200	(13,824)

		(10,969,325)

Distributors—Consumer Staples — (0.0)%
Kaival Brands Innovations Group, Inc. (a)	6,300	(6,363)

Financial Services — (0.4)%
AG Mortgage Investment Trust, Inc.	2,800	(11,508)
AGNC Investment Corp.	77,400	(651,708)
Alliance Data Systems Corp.	7,900	(248,455)
Ally Financial, Inc.	1,100	(30,613)
Altisource Portfolio Solutions SA (a)	800	(10,488)
Annaly Capital Management, Inc.	172,850	(2,966,106)
Apollo Commercial Real Estate Finance, Inc.	200	(1,660)
Apollo Global Management, Inc.	37,700	(1,753,050)
Applied Blockchain, Inc.	655	(1,113)
Arbor Realty Trust, Inc.	12,100	(139,150)
Ares Management Corp.	900	(55,755)
ARMOUR Residential REIT, Inc.	24,700	(120,289)
Artisan Partners Asset Management, Inc., Class A	2,400	(64,632)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
BitNile Holdings, Inc. (a)	94,900	$(17,367)
Blackstone Mortgage Trust, Inc., Class A	700	(16,338)
Blue Owl Capital, Inc.	28,900	(266,747)
Broadmark Realty Capital, Inc.	100	(511)
Brookfield Asset Management, Inc., Class A	35,067	(1,433,890)
Burford Capital Ltd.	300	(2,250)
Cannae Holdings, Inc. (a)	4,200	(86,772)
Chimera Investment Corp.	10,000	(52,200)
Cohen & Co., Inc.	100	(851)
Columbia Financial, Inc. (a)	500	(10,565)
Cowen, Inc., Class A	700	(27,048)
Cuentas, Inc. (a)	1,500	(795)
Curo Group Holdings Corp.	200	(802)
Dave, Inc.	15,000	(5,382)
Discover Financial Services	7,100	(645,532)
Doma Holdings, Inc. (a)	11,900	(5,229)
Dynex Capital, Inc.	200	(2,330)
Ecoark Holdings, Inc. (a)	200	(260)
Ellington Financial, Inc.	600	(6,822)
Encore Capital Group, Inc. (a)	1,300	(59,124)
Federal Agricultural Mortgage Corp., Class C	200	(19,828)
Fidelity National Financial, Inc.	1,700	(61,540)
Finance Of America Cos., Inc., Class A (a)	5,100	(7,548)
Franklin BSP Realty Trust, Inc.	5,400	(58,158)
FS KKR Capital Corp.	500	(8,475)
FTAI Infrastructure, Inc.	1,200	(2,880)
Goldman Sachs Group, Inc.	400	(117,220)
Greenpro Capital Corp.	2,880	(3,830)
Home Point Capital, Inc.	600	(924)
Invesco Mortgage Capital, Inc.	7,220	(80,142)
KKR & Co., Inc.	47,300	(2,033,900)
loanDepot, Inc., Class A	8,700	(11,484)
LPL Financial Holdings, Inc.	6,900	(1,507,512)
MFA Financial, Inc.	725	(5,641)
Moelis & Co., Class A	2,600	(87,906)
Mogo, Inc. (a)	5,752	(5,292)
Morgan Stanley	18,500	(1,461,685)
Mr. Cooper Group, Inc. (a)	4,700	(190,350)
Navient Corp.	2,000	(29,380)
Nelnet, Inc., Class A	700	(55,433)
NerdWallet, Inc., Class A (a)	3,000	(26,610)
New York Mortgage Trust, Inc.	17,600	(41,184)
OMNIQ Corp. (a)	100	(597)
OneMain Holdings, Inc.	2,800	(82,656)
OppFi, Inc. (a)	1,900	(4,370)
Orchid Island Capital, Inc.	5,880	(48,216)
P10, Inc., Class A	1,800	(18,936)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Patria Investments Ltd., Class A	2,500	$(32,625)
PennyMac Financial Services, Inc.	6,600	(283,140)
PennyMac Mortgage Investment Trust	20,800	(245,024)
Perella Weinberg Partners	1,100	(6,963)
Performant Financial Corp. (a)	1,300	(2,405)
Raymond James Financial, Inc.	4,700	(464,454)
Ready Capital Corp.	15,000	(152,100)
Redwood Trust, Inc.	4,100	(23,534)
Rithm Capital Corp.	1,500	(10,980)
Robinhood Markets, Inc., Class A (a)	211,100	(2,132,110)
Sculptor Capital Management, Inc.	800	(7,072)
SEI Investments Co.	5,700	(279,585)
SLM Corp.	8,900	(124,511)
SoFi Technologies, Inc. (a)	285,700	(1,394,216)
Starwood Property Trust, Inc.	2,700	(49,194)
StepStone Group, Inc., Class A	200	(4,902)
Sunlight Financial Holdings, Inc. (a)	11,600	(14,384)
Two Harbors Investment Corp.	46,600	(154,712)
Upstart Holdings, Inc. (a)	4,300	(89,397)
US Global Investors, Inc., Class A	700	(2,009)
UWM Holdings Corp.	10,100	(29,593)
Walker & Dunlop, Inc.	700	(58,611)
Western Asset Mortgage Capital Corp.	250	(2,797)
WisdomTree Investments, Inc.	200	(936)

		(20,232,293)

Health Care — (0.6)%
180 Life Sciences Corp. (a)	5,100	(3,463)
2seventy bio, Inc. (a)	5,900	(85,845)
Aadi Bioscience, Inc. (a)	600	(8,478)
AbbVie, Inc.	700	(93,947)
Abeona Therapeutics, Inc.	2,128	(6,469)
ACADIA Pharmaceuticals, Inc. (a)	100	(1,636)
Acasti Pharma, Inc. (a)	1,225	(715)
AcelRx Pharmaceuticals, Inc. (a)	3,400	(711)
Acer Therapeutics, Inc. (a)	2,000	(2,780)
Aclarion, Inc.	2,800	(2,178)
Aclaris Therapeutics, Inc. (a)	200	(3,148)
Acumen Pharmaceuticals, Inc. (a)	1,400	(14,042)
Acurx Pharmaceuticals, Inc. (a)	300	(900)
Acutus Medical, Inc. (a)	4,600	(4,048)
Adamis Pharmaceuticals Corp. (a)	15,300	(3,037)
AdaptHealth Corp. (a)	14,100	(264,798)
Adaptimmune Therapeutics plc, ADR (a)	6,200	(6,665)
Adial Pharmaceuticals, Inc. (a)	2,000	(700)
Aditxt, Inc.	1,620	(5,492)
ADMA Biologics, Inc. (a)	11,400	(27,702)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Aerovate Therapeutics, Inc. (a)	400	$(6,632)
Aeterna Zentaris, Inc.	548	(2,137)
Agenus, Inc. (a)	4,800	(9,840)
AgeX Therapeutics, Inc. (a)	1,000	(562)
Agile Therapeutics, Inc. (a)	14,377	(4,269)
Agilent Technologies, Inc. (c)	964	(117,174)
Agiliti, Inc. (a)	2,800	(40,068)
agilon health, Inc. (a)	34,100	(798,622)
Agios Pharmaceuticals, Inc. (a)	3,400	(96,152)
Akebia Therapeutics, Inc. (a)	27,700	(8,759)
Akouos, Inc. (a)	700	(4,732)
Akoya Biosciences, Inc. (a)	900	(10,575)
Alpha Pro Tech Ltd. (a)	1,300	(5,265)
Alpha Teknova, Inc. (a)	600	(2,004)
Alzamend Neuro, Inc. (a)	6,800	(8,092)
American Well Corp., Class A (a)	600	(2,154)
Amneal Pharmaceuticals, Inc.	800	(1,616)
Amylyx Pharmaceuticals, Inc. (a)	12,500	(351,875)
Apellis Pharmaceuticals, Inc. (a)	200	(13,660)
Aptevo Therapeutics, Inc. (a)	1,100	(3,344)
Apyx Medical Corp. (a)	3,700	(16,613)
Aquestive Therapeutics, Inc. (a)	1,200	(1,404)
Arbutus Biopharma Corp. (a)	400	(764)
Arcellx, Inc.	900	(16,893)
Arcturus Therapeutics Holdings, Inc. (a)	1,800	(26,676)
Ardelyx, Inc. (a)	45,500	(54,145)
Aridis Pharmaceuticals, Inc. (a)	1,100	(1,023)
Asensus Surgical, Inc. (a)	16,730	(7,508)
Assembly Biosciences, Inc. (a)	100	(164)
Assertio Holdings, Inc. (a)	7,850	(17,820)
Atara Biotherapeutics, Inc. (a)	600	(2,268)
Athenex, Inc. (a)	17,600	(4,741)
Athersys, Inc.	1,400	(2,590)
ATI Physical Therapy, Inc. (a)	11,100	(11,100)
Atossa Therapeutics, Inc. (a)	2,200	(1,833)
Atreca, Inc., Class A (a)	2,500	(3,925)
Aura Biosciences, Inc. (a)	100	(1,812)
Aurinia Pharmaceuticals, Inc. (a)	3,700	(27,824)
Avalon GloboCare Corp. (a)	1,700	(1,090)
Avantor, Inc. (a)	100	(1,960)
Aveanna Healthcare Holdings, Inc. (a)	4,900	(7,350)
Avenue Therapeutics, Inc.	526	(5,302)
Avidity Biosciences, Inc. (a)	100	(1,633)
Avinger, Inc. (a)	1,897	(2,182)
Aytu BioPharma, Inc. (a)	9,024	(1,669)
Azenta, Inc.	5,700	(244,302)
Baudax Bio, Inc. (a)	496	(122)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Bausch + Lomb Corp.	100	$(1,534)
Bausch Health Cos., Inc. (a)	2,600	(17,914)
Bellerophon Therapeutics, Inc. (a)	100	(109)
Bellicum Pharmaceuticals, Inc. (a)	570	(684)
Better Choice Co., Inc. (a)	400	(318)
Beyondspring, Inc. (a)	2,300	(2,277)
Bio-Path Holdings, Inc. (a)	400	(1,276)
BioCardia, Inc. (a)	600	(1,164)
Biocept, Inc. (a)	1,910	(1,760)
Biofrontera, Inc.	500	(525)
Biohaven Pharmaceutical Holding Co. Ltd.	2,000	(302,340)
Biolase, Inc. (a)	676	(1,643)
BioLife Solutions, Inc.	1,200	(27,300)
Biomerica, Inc. (a)	300	(1,179)
BioNano Genomics, Inc. (a)	92,000	(168,360)
BioSig Technologies, Inc. (a)	4,500	(2,880)
Biotricity, Inc. (a)	1,600	(1,280)
Bioventus, Inc., Class A (a)	1,900	(13,300)
BioVie, Inc. (a)	800	(1,992)
Bluebird Bio, Inc. (a)	3,200	(20,256)
Bluejay Diagnostics, Inc.	900	(702)
BrainStorm Cell Therapeutics, Inc. (a)	900	(3,978)
BriaCell Therapeutics Corp. (a)	5,700	(32,034)
Bruker Corp.	357	(18,942)
Butterfly Network, Inc. (a)	16,500	(77,550)
Calithera Biosciences, Inc.	250	(735)
Capricor Therapeutics, Inc. (a)	2,300	(13,800)
Cardiol Therapeutics, Inc., Class A (a)	3,200	(3,296)
CareMax, Inc. (a)	3,700	(26,233)
Caribou Biosciences, Inc. (a)	1,000	(10,550)
CASI Pharmaceuticals, Inc. (a)	2,130	(5,538)
Cassava Sciences, Inc. (a)	9,700	(405,654)
Catalent, Inc. (a)	13,000	(940,680)
Catalyst Biosciences, Inc.	11,016	(5,552)
cbdMD, Inc. (a)	4,600	(1,035)
CEL-SCI Corp. (a)	2,300	(7,107)
Centene Corp. (a)	33,900	(2,637,759)
Centessa Pharmaceuticals plc, ADR (a)	3,400	(13,668)
Century Therapeutics, Inc. (a)	1,300	(12,857)
Cerevel Therapeutics Holdings, Inc. (a)	1,900	(53,694)
Cerus Corp.	1,300	(4,680)
Check Cap Ltd. (a)	12,200	(3,538)
Chembio Diagnostics, Inc. (a)	11,100	(4,012)
Cigna corp.	1,000	(277,470)
CinCor Pharma, Inc. (a)	300	(9,846)
Citius Pharmaceuticals, Inc. (a)	9,300	(11,253)
ClearPoint Neuro, Inc. (a)	700	(7,252)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Clovis Oncology, Inc. (a)	53,400	$(63,546)
Co-Diagnostics, Inc. (a)	9,200	(29,532)
Codex DNA, Inc. (a)	1,173	(1,947)
Codiak Biosciences, Inc. (a)	200	(156)
Conformis, Inc. (a)	7,400	(1,415)
Covetrus, Inc. (a)	21,300	(444,744)
Cue Health, Inc. (a)	9,300	(27,993)
CVS Health Corp.	100	(9,537)
Cytek Biosciences, Inc. (a)	100	(1,472)
Danaher Corp.	1,400	(361,606)
Dare Bioscience, Inc. (a)	10,100	(10,100)
Day One Biopharmaceuticals, Inc. (a)	400	(8,012)
Decibel Therapeutics, Inc.	300	(1,038)
Design Therapeutics, Inc. (a)	1,800	(30,096)
DICE Therapeutics, Inc. (a)	3,400	(68,952)
DocGo, Inc. (a)	100	(992)
Dyadic International, Inc. (a)	900	(1,719)
Eagle Pharmaceuticals, Inc. (a)	1,300	(34,346)
Eargo, Inc. (a)	14,400	(15,120)
Edgewise Therapeutics, Inc. (a)	800	(7,872)
Elanco Animal Health, Inc. (a)	200	(2,482)
Eli Lilly & Co.	3,500	(1,131,725)
Eliem Therapeutics, Inc. (a)	200	(646)
Embecta Corp.	6,700	(192,893)
Encompass Health Corp.	5,800	(262,334)
ENDRA Life Sciences, Inc. (a)	10,653	(3,260)
Entrada Therapeutics, Inc. (a)	700	(11,032)
Enveric Biosciences, Inc.	489	(2,064)
Enzo Biochem, Inc. (a)	400	(892)
EQRx, Inc. (a)	35,600	(176,220)
Equillium, Inc. (a)	500	(1,110)
Erasca, Inc. (a)	1,800	(14,040)
Eton Pharmaceuticals, Inc. (a)	1,900	(3,990)
Exicure, Inc. (a)	50	(78)
F-star Therapeutics, Inc. (a)	2,700	(13,824)
Fennec Pharmaceuticals, Inc. (a)	300	(2,430)
Finch Therapeutics Group, Inc. (a)	1,000	(1,670)
First Wave BioPharma, Inc.	842	(1,246)
Fluidigm Corp. (a)	9,200	(10,120)
Foghorn Therapeutics, Inc. (a)	700	(6,006)
Fortress Biotech, Inc. (a)	4,900	(4,214)
Frequency Therapeutics, Inc. (a)	2,300	(4,117)
Fresh Tracks Therapeutics, Inc.	1,006	(1,801)
FSD Pharma, Inc., Class B (a)	1,500	(1,260)
Fulgent Genetics, Inc. (a)	4,500	(171,540)
Galectin Therapeutics, Inc. (a)	1,000	(1,630)
GBS, Inc. (a)	1,300	(546)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Gemini Therapeutics, Inc. (a)	2,400	$(3,936)
Genprex, Inc. (a)	2,800	(3,948)
Geron Corp. (a)	16,100	(37,674)
Ginkgo Bioworks Holdings, Inc. (a)	218,300	(681,096)
Greenwich Lifesciences, Inc. (a)	700	(6,370)
GT Biopharma, Inc. (a)	2,200	(3,872)
Guardion Health Sciences, Inc. (a)	18,300	(2,525)
HCA Healthcare, Inc.	1,400	(257,306)
Henry Schein, Inc.	2,800	(184,156)
Hepion Pharmaceuticals, Inc. (a)	3,900	(1,970)
Heron Therapeutics, Inc. (a)	17,200	(72,584)
HilleVax, Inc.	100	(1,709)
Homology Medicines, Inc. (a)	2,700	(4,347)
Hookipa Pharma, Inc. (a)	4,700	(6,298)
HTG Molecular Diagnostics, Inc. (a)	233	(143)
Humacyte, Inc. (a)	2,900	(9,454)
Humana, Inc.	200	(97,038)
Humanigen, Inc. (a)	24,700	(4,446)
iBio, Inc.	1,596	(15,012)
iBio, Inc. (a)	39,900	(6,795)
Icosavax, Inc. (a)	1,100	(3,476)
Idera Pharmaceuticals, Inc. (a)	2,300	(861)
Ikena Oncology, Inc. (a)	1,800	(6,390)
Imago Biosciences, Inc. (a)	1,300	(19,565)
ImmunityBio, Inc. (a)	27,500	(136,675)
ImmunoPrecise Antibodies Ltd. (a)	400	(1,596)
IMV, Inc. (a)	400	(210)
Inari Medical, Inc. (a)	700	(50,848)
Indaptus Therapeutics, Inc. (a)	300	(648)
Inmune Bio, Inc. (a)	1,400	(8,680)
Innovage Holding Corp. (a)	2,600	(15,288)
Innoviva, Inc.	300	(3,483)
Inspire Medical Systems, Inc. (a)	1,900	(337,003)
Instil Bio, Inc. (a)	3,500	(16,940)
Insulet Corp. (a)	4,400	(1,009,360)
Intra-Cellular Therapies, Inc. (a)	700	(32,571)
Invivyd, Inc. (a)	13,400	(41,942)
INVO BioScience, Inc. (a)	400	(424)
iRhythm Technologies, Inc. (a)	2,000	(250,560)
IsoPlexis Corp. (a)	900	(1,548)
IsoRay, Inc. (a)	100	(23)
Iterum Therapeutics plc	2,813	(4,557)
Jaguar Health, Inc. (a)	43,766	(6,828)
Janux Therapeutics, Inc. (a)	800	(10,832)
Jupiter Wellness, Inc. (a)	3,000	(2,340)
Kala Pharmaceuticals, Inc. (a)	26,633	(5,897)
KemPharm, Inc. (a)	3,400	(21,216)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Kiniksa Pharmaceuticals Ltd., Class A (a)	2,400	$(30,816)
Kinnate Biopharma, Inc. (a)	400	(4,780)
Kiora Pharmaceuticals, Inc.	340	(2,091)
KORU Medical Systems, Inc. (a)	400	(892)
Krystal Biotech, Inc. (a)	1,700	(118,490)
Laboratory Corp. of America Holdings	200	(40,962)
Landec Corp.	300	(2,667)
Legend Biotech Corp., ADR (a)	4,200	(171,360)
Lexaria Bioscience Corp. (a)	900	(2,205)
Lexicon Pharmaceuticals, Inc. (a)	6,200	(14,880)
LianBio, ADR (a)	3,500	(6,965)
LifeStance Health Group, Inc. (a)	11,700	(77,454)
Liminal BioSciences, Inc. (a)	1,400	(588)
Lisata Therapeutics, Inc.	100	(463)
Longboard Pharmaceuticals, Inc. (a)	100	(372)
Longeveron, Inc. (a)	2,100	(7,770)
Lucid Diagnostics, Inc. (a)	1,600	(2,448)
Lucira Health, Inc. (a)	1,100	(1,166)
Lyell Immunopharma, Inc. (a)	6,900	(50,577)
MannKind Corp. (a)	3,200	(9,888)
Marker Therapeutics, Inc.	800	(295)
Marpai, Inc., Class A (a)	1,400	(1,456)
Matinas BioPharma Holdings, Inc. (a)	8,400	(5,342)
MaxCyte, Inc. (a)	200	(1,300)
McKesson Corp.	100	(33,987)
MediciNova, Inc. (a)	400	(868)
Medpace Holdings, Inc.	100	(15,717)
Meridian Bioscience, Inc.	300	(9,459)
Metacrine, Inc. (a)	6,600	(3,201)
Microbot Medical, Inc. (a)	200	(956)
Milestone Scientific, Inc. (a)	1,600	(1,264)
Mind Medicine MindMed, Inc.	2,706	(9,471)
Minerva Neurosciences, Inc. (a)	1,937	(17,879)
MiNK Therapeutics, Inc.	300	(633)
Mirati Therapeutics, Inc. (a)	100	(6,984)
Moderna, Inc. (a)	74,300	(8,785,975)
ModivCare, Inc. (a)	500	(49,840)
Moleculin Biotech, Inc. (a)	600	(636)
Monte Rosa Therapeutics, Inc. (a)	2,100	(17,157)
Motus GI Holdings, Inc.	630	(1,544)
MyMD Pharmaceuticals, Inc. (a)	1,300	(3,393)
Myovant Sciences Ltd. (a)	3,200	(57,472)
Myriad Genetics, Inc. (a)	5,200	(99,216)
Nabriva Therapeutics plc	576	(1,198)
NanoVibronix, Inc. (a)	3,800	(1,748)
Nautilus Biotechnology, Inc. (a)	4,600	(9,752)
Nemaura Medical, Inc. (a)	200	(416)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Neovasc, Inc. (a)	216	$(1,471)
Neptune Wellness Solutions, Inc. (a)	20	(30)
Neurobo Pharmaceuticals, Inc. (d)	92	(29)
NeuroBo Pharmaceuticals, Inc.	23	(315)
NeuroPace, Inc. (a)	600	(2,250)
NexImmune, Inc.	4,300	(2,385)
Novavax, Inc. (a)	28,900	(525,980)
NRX Pharmaceuticals, Inc. (a)	16,000	(11,840)
Nurix Therapeutics, Inc.	100	(1,303)
Nuvalent, Inc., Class A (a)	1,600	(31,104)
Nymox Pharmaceutical Corp. (a)	400	(168)
Oak Street Health, Inc. (a)	8,900	(218,228)
Ocugen, Inc. (a)	78,000	(138,840)
Omega Therapeutics, Inc. (a)	100	(542)
Oncocyte Corp. (a)	7,600	(5,548)
Oncology Institute, Inc. (The)	200	(926)
OpGen, Inc. (a)	4,200	(1,202)
Optinose, Inc. (a)	1,900	(6,954)
Oragenics, Inc. (a)	7,700	(1,748)
OraSure Technologies, Inc. (a)	500	(1,895)
Organon & Co.	13,800	(322,920)
Orgenesis, Inc. (a)	600	(852)
OrthoPediatrics Corp. (a)	900	(41,526)
Ovid therapeutics, Inc. (a)	2,700	(4,968)
Owens & Minor, Inc.	8,900	(214,490)
Owlet, Inc. (a)	3,400	(3,638)
Oyster Point Pharma, Inc. (a)	2,100	(11,802)
Palatin Technologies, Inc.	576	(3,410)
Paragon 28, Inc. (a)	1,800	(32,076)
Pardes Biosciences, Inc. (a)	2,900	(5,365)
Patterson Cos., Inc.	1,800	(43,236)
PAVmed, Inc. (a)	15,500	(13,330)
PDL BioPharma, Inc. (a),(d)	4,500	(11,115)
Pediatrix Medical Group, Inc. (a)	1,700	(28,067)
Penumbra, Inc. (a)	700	(132,720)
PerkinElmer, Inc.	2,500	(300,825)
Petros Pharmaceuticals, Inc. (a)	1,925	(982)
PharmaCyte Biotech, Inc. (a)	2,400	(5,760)
PhaseBio Pharmaceuticals, Inc. (a)	4,200	(739)
Pluri, Inc.	2,600	(2,028)
PMV Pharmaceuticals, Inc. (a)	300	(3,570)
Point Biopharma Global, Inc. (a)	400	(3,092)
PolarityTE, Inc. (a)	516	(449)
Poseida Therapeutics, Inc. (a)	2,900	(10,237)
PROCEPT BioRobotics Corp. (a)	300	(12,438)
Profound Medical Corp. (a)	300	(1,212)
Progenity, Inc. (a)	50,500	(24,487)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Protalix BioTherapeutics, Inc. (a)	3,600	$(3,749)
Qualigen Therapeutics, Inc. (a)	2,800	(748)
Quantum-Si, Inc. (a)	10,900	(29,975)
Quest Diagnostics, Inc.	1,700	(208,573)
QuidelOrtho Corp. (a)	2,556	(182,703)
Quotient Ltd.	7,008	(1,051)
RA Medical Systems, Inc.	208	(1,040)
RA Medical Systems, Inc.	10,400	(1,246)
Rallybio Corp. (a)	200	(2,894)
Rapid Micro Biosystems, Inc., Class A (a)	800	(2,584)
Recro Pharma, Inc. (a)	600	(978)
Recursion Pharmaceuticals, Inc., Class A (a)	4,300	(45,752)
Regulus Therapeutics, Inc.	300	(510)
RenovoRx, Inc. (a)	100	(202)
Repligen Corp. (a)	100	(18,711)
ReShape Lifesciences, Inc. (a)	1,000	(300)
Retractable Technologies, Inc. (a)	1,400	(2,772)
Rhythm Pharmaceuticals, Inc. (a)	2,500	(61,250)
Rockwell Medical, Inc. (a)	1,036	(1,368)
Roivant Sciences Ltd.	1,300	(4,186)
SAB Biotherapeutics, Inc. (a)	1,100	(771)
Sanara Medtech, Inc. (a)	100	(2,969)
Scholar Rock Holding Corp. (a)	900	(6,237)
Science 37 Holdings, Inc. (a)	1,100	(1,771)
SCYNEXIS, Inc. (a)	2,700	(6,480)
Seagen, Inc. (a)	6,000	(820,980)
Seer, Inc. (a)	3,600	(27,864)
Select Medical Holdings Corp.	1,600	(35,360)
SELLAS Life Sciences Group, Inc. (a)	1,067	(2,155)
Sema4 Holdings Corp. (a)	3,600	(3,159)
Senseonics Holdings, Inc. (a)	97,600	(128,832)
Sesen Bio, Inc. (a)	37,668	(16,009)
Shockwave Medical, Inc. (a)	300	(83,421)
SI-BONE, Inc.	100	(1,746)
Sientra, Inc.	300	(192)
SIGA Technologies, Inc.	4,500	(46,350)
Signify Health, Inc., Class A (a)	6,400	(186,560)
Silk Road Medical, Inc. (a)	200	(9,000)
SmileDirectClub, Inc. (a)	44,800	(40,562)
SNDL, Inc.	87,540	(190,837)
Soligenix, Inc. (a)	2,800	(1,223)
Sonendo, Inc. (a)	2,100	(2,247)
Sorrento Therapeutics, Inc. (a)	79,100	(124,187)
Spectrum Pharmaceuticals, Inc. (a)	14,700	(6,321)
Spero Therapeutics, Inc.	12,900	(25,800)
Spruce Biosciences, Inc. (a)	700	(959)
SQZ Biotechnologies Co.	100	(228)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Statera Biopharma, Inc. (a)	1,800	$(234)
Stryker Corp.	600	(121,524)
Sunshine Biopharma, Inc. (a)	2,700	(2,086)
Surgalign Holdings, Inc. (a)	140	(487)
Surgery Partners, Inc. (a)	400	(9,360)
Synaptogenix, Inc. (a)	1,000	(6,700)
Synthetic Biologics, Inc.	350	(345)
Syros Pharmaceuticals, Inc.	1,860	(11,978)
T2 Biosystems, Inc. (a)	130,400	(14,735)
Tango Therapeutics, Inc. (a)	2,000	(7,240)
Taro Pharmaceutical Industries Ltd. (a)	100	(2,998)
Tempest Therapeutics, Inc. (a)	700	(1,218)
Tenaya Therapeutics, Inc. (a)	1,200	(3,480)
Tenet Healthcare Corp. (a)	7,700	(397,166)
TFF Pharmaceuticals, Inc. (a)	1,600	(6,496)
TherapeuticsMD, Inc. (a)	3,230	(21,447)
ThermoGenesis Holdings, Inc. (a)	3,000	(745)
Theseus Pharmaceuticals, Inc. (a)	500	(2,900)
Thorne HealthTech, Inc. (a)	1,000	(4,730)
Titan Medical, Inc. (a)	4,700	(2,115)
Titan Pharmaceuticals, Inc. (a)	800	(864)
Tivic Health Systems, Inc. (a)	1,300	(1,885)
Tonix Pharmaceuticals Holding Corp. (a)	1,900	(1,015)
Treace Medical Concepts, Inc., Class C (a)	2,300	(50,761)
Tyra Biosciences, Inc. (a)	700	(6,153)
Unicycive Therapeutics, Inc. (a)	700	(413)
UNITY Biotechnology, Inc.	800	(316)
Universal Health Services, Inc., Class B	700	(61,726)
UpHealth, Inc. (a)	8,300	(4,416)
UroGen Pharma Ltd. (a)	900	(7,488)
Vaccinex, Inc. (a)	1,900	(940)
Vaxart, Inc. (a)	10,500	(22,890)
Vaxxinity, Inc., Class A (a)	1,200	(2,376)
VBI Vaccines, Inc.	2,000	(1,412)
Veracyte, Inc. (a)	4,300	(71,380)
Vertex Pharmaceuticals, Inc.	200	(57,908)
Veru, Inc. (a)	13,300	(153,216)
Vicarious Surgical, Inc. (a)	2,500	(8,375)
Vir Biotechnology, Inc. (a)	12,600	(242,928)
Viracta Therapeutics, Inc. (a)	100	(427)
Virpax Pharmaceuticals, Inc. (a)	1,100	(1,309)
Vivani Medical, Inc.	1,466	(3,342)
Vivos Therapeutics, Inc. (a)	800	(520)
VolitionRX Ltd. (a)	900	(1,224)
Vor BioPharma, Inc. (a)	1,300	(5,174)
Voyager Therapeutics, Inc. (a)	4,100	(24,272)
vTv Therapeutics, Inc., Class A (a)	4,000	(3,880)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Vyant Bio, Inc. (a)	1,000	$(558)
VYNE Therapeutics, Inc. (a)	6,900	(1,539)
Waters Corp. (a),(c)	1,013	(273,034)
WaVe Life Sciences Ltd. (a)	700	(2,527)
Werewolf Therapeutics, Inc. (a)	1,600	(7,216)
West Pharmaceutical Services, Inc.	100	(24,608)
Windtree Therapeutics, Inc.	100	(30)
X4 Pharmaceuticals, Inc. (a)	2,800	(4,788)
Xeris Biopharma Holdings, Inc. (a)	17,142	(26,742)
Xtant Medical Holdings, Inc. (a)	800	(576)
Y-mAbs Therapeutics, Inc. (a)	1,600	(23,072)
Yumanity Therapeutics, Inc. (a)	1,400	(2,198)
Zimvie, Inc. (a)	2,100	(20,727)
Zivo Bioscience, Inc. (a)	200	(560)
Zomedica Corp. (a)	279,700	(59,017)
Zymeworks, Inc.	400	(2,460)
Zynex, Inc.	1,100	(9,977)

		(30,209,430)

Health Care Facilities & Services — (0.0)%
Cano Health, Inc. (a)	2,700	(23,409)

Industrial Products — (0.6)%
Acuity Brands, Inc.	700	(110,229)
Advanced Energy Industries, Inc.	1,100	(85,151)
AeroVironment, Inc. (a)	800	(66,688)
AEye, Inc. (a)	9,900	(10,989)
AgEagle Aerial Systems, Inc. (a)	28,600	(13,288)
Agrify Corp. (a)	800	(348)
Alpine 4 Holdings, Inc. (a)	14,200	(7,881)
AMMO, Inc. (a)	27,800	(81,454)
Archer Aviation, Inc., Class A (a)	500	(1,305)
Astec Industries, Inc.	600	(18,714)
Atkore, Inc. (a)	4,700	(365,707)
Berkshire Grey, Inc. (a)	6,600	(11,220)
Blink Charging Co. (a)	8,600	(152,392)
Blue Bird Corp. (a)	1,200	(10,020)
Boeing Co. (a)	62,800	(7,603,824)
Byrna Technologies, Inc. (a)	1,800	(8,460)
CAE, Inc. (a)	1,700	(26,061)
Cemtrex, Inc. (a)	400	(84)
ChargePoint Holdings, Inc. (a)	1,000	(14,760)
Chart Industries, Inc. (a)	3,600	(663,660)
CIRCOR International, Inc. (a)	100	(1,649)
Deere & Co.	16,000	(5,342,240)
Eastman Kodak Co. (a)	7,000	(32,130)
Energous Corp. (a)	7,200	(7,416)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Evolv Technologies Holdings, Inc. (a)	10,800	$(22,896)
FreightCar America, Inc. (a)	1,800	(6,714)
Fuel Tech, Inc. (a)	1,400	(1,638)
Generac Holdings, Inc. (a)	8,000	(1,425,120)
General Electric Co.	2,200	(136,202)
GrafTech International Ltd.	700	(3,017)
Grom Social Enterprises, Inc. (a)	3,600	(1,199)
Hillenbrand, Inc.	1,200	(44,064)
Hillman Solutions Corp. (a)	10,800	(81,432)
Howmet Aerospace, Inc.	600	(18,558)
Hyzon Motors, Inc. (a)	19,600	(33,320)
Ichor Holdings Ltd. (a)	200	(4,842)
Ideal Power, Inc. (a)	400	(4,140)
Ingersoll Rand, Inc.	51,952	(2,247,443)
Joby Aviation, Inc. (a)	8,300	(35,939)
John Bean Technologies Corp.	900	(77,400)
Kelso Technologies, Inc. (a)	2,100	(630)
Knightscope, Inc., Class A	3,200	(7,744)
L3Harris Technologies, Inc.	8,500	(1,766,555)
Lightning eMotors, Inc.	600	(930)
Lion Electric Co. (The) (a)	4,500	(12,870)
Loop Industries, Inc.	200	(866)
Mechanical Technology, Inc. (a)	1,900	(3,249)
Mercury Systems, Inc.	100	(4,060)
Middleby Corp.	600	(76,902)
Mirion Technologies, Inc. (a)	18,300	(136,701)
Momentus, Inc. (a)	13,900	(19,043)
National Instruments Corp.	1,000	(37,740)
Nikola Corp. (a)	102,300	(360,096)
Northrop Grumman Corp.	2,700	(1,269,864)
Novanta, Inc. (a)	1,300	(150,345)
Proterra, Inc. (a)	18,200	(90,636)
Raytheon Technologies Corp.	30,600	(2,504,916)
RBC Bearings, Inc. (a)	400	(83,124)
Redwire Corp. (a)	3,400	(8,092)
Regal Beloit Corp.	3,000	(421,080)
Research Frontiers, Inc. (a)	700	(1,491)
Rocket Lab USA, Inc. (a)	6,800	(27,676)
Sensata Technologies Holding plc	800	(29,824)
SmartRent, Inc. (a)	9,200	(20,884)
Spirit AeroSystems Holdings, Inc., Class A	900	(19,728)
Stoneridge, Inc.	300	(5,085)
Sypris Solutions, Inc. (a)	600	(1,116)
TAT Technologies Ltd. (a)	100	(601)
Teledyne Technologies, Inc. (a)	1,000	(337,470)
Universal Security Instruments, Inc. (a)	400	(1,544)
Urban-Gro, Inc. (a)	1,000	(2,790)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Vertiv Holdings Co.	53,500	$(520,020)
VirTra, Inc. (a)	200	(1,082)
Volta, Inc. (a)	4,200	(5,082)
Vontier Corp.	7,000	(116,970)
Westinghouse Air Brake Technologies Corp.	200	(16,270)
Workhorse Group, Inc.	3,900	(11,193)
Wrap Technologies, Inc. (a)	2,700	(4,617)
Xometry, Inc., Class A (a)	7,000	(397,530)
Xos, Inc. (a)	5,700	(6,840)
Xylem, Inc.	100	(8,736)

		(27,271,586)

Industrial Services — (0.3)%
ADT, Inc.	700	(5,243)
Alaska Air Group, Inc. (a)	18,900	(739,935)
Alight, Inc., Class A (a)	32,100	(235,293)
AMERCO	200	(101,844)
API Group Corp. (a)	8,000	(106,160)
Aramark	4,100	(127,920)
Arcosa, Inc.	2,300	(131,514)
Atlas Air Worldwide Holdings, Inc.	1,200	(114,684)
Atlas Corp.	2,300	(31,970)
Canadian National Railway Co.	600	(64,794)
Canadian Pacific Railway Ltd.	36,530	(2,437,282)
Centrus Energy Corp., Class A (a)	1,400	(57,372)
CH Robinson Worldwide, Inc.	200	(19,262)
ClearSign Technologies Corp. (a)	100	(92)
Core & Main, Inc., Class A (a)	6,100	(138,714)
Cross Country Healthcare, Inc.	1,300	(36,881)
Custom Truck One Source, Inc. (a)	300	(1,749)
Deluxe Corp.	500	(8,325)
Denison Mines Corp. (a)	172,300	(205,037)
Expeditors International of Washington, Inc.	500	(44,155)
FedEx Corp.	100	(14,847)
Ferguson plc	300	(30,879)
Frontdoor, Inc.	200	(4,078)
GEE Group, Inc. (a)	3,200	(2,019)
GFL Environmental ,Inc.	2,400	(60,696)
H&R Block, Inc.	12,200	(518,988)
Healthcare Services Group, Inc.	600	(7,254)
Ideanomics, Inc. (a)	26,300	(7,232)
Jacobs Solutions, Inc.	100	(10,849)
JB Hunt Transport Services, Inc.	1,700	(265,914)
Knight-Swift Transportation Holdings, Inc.	1,000	(48,930)
Landstar System, Inc.	2,100	(303,177)
Latham Group, Inc. (a)	10,000	(35,900)
Li-Cycle Holdings Corp. (a)	1,300	(6,916)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Matson, Inc.	4,100	$(252,232)
Montrose Environmental Group, Inc. (a)	1,100	(37,015)
NV5 Global, Inc. (a)	300	(37,146)
Old Dominion Freight Line, Inc.	2,200	(547,294)
Orbital Infrastructure Group, Inc. (a)	23,200	(11,020)
Quanta Services, Inc.	14,600	(1,859,894)
R1 RCM, Inc.	2,000	(37,060)
Resideo Technologies, Inc. (a)	600	(11,436)
Ryder System, Inc.	200	(15,098)
Saia, Inc. (a)	100	(19,000)
Seanergy Maritime Holdings	56,400	(26,666)
Southwest Airlines Co. (a)	57,500	(1,773,300)
Sovos Brands, Inc. (a)	1,500	(21,360)
Sterling Check Corp. (a)	2,200	(38,808)
Sun Country Airlines Holdings, Inc. (a)	3,700	(50,357)
Team, Inc. (a)	4,100	(4,346)
Terminix Global Holdings, Inc. (a)	800	(30,632)
TFI International, Inc.	1,900	(171,912)
TOP Ships, Inc.	895	(2,721)
TopBuild Corp. (a)	600	(98,868)
United Parcel Service, Inc., Class B	500	(80,770)
United Rentals, Inc. (a)	100	(27,012)
Vivint Smart Home, Inc. (a)	7,600	(50,008)
WESCO International, Inc. (a)	3,600	(429,768)
Wheels Up Experience, Inc. (a)	700	(805)
Willdan Group, Inc. (a)	600	(8,886)
XPO Logistics, Inc.	600	(26,712)
ZipRecruiter, Inc., Class A (a)	300	(4,950)

		(11,600,981)

Insurance — (0.3)%
Aflac, Inc.	12,600	(708,120)
Alleghany Corp.	700	(587,559)
Allstate Corp. (The)	1,100	(136,983)
Ambac Financial Group, Inc. (a)	900	(11,475)
American Financial Group, Inc.	200	(24,586)
American International Group, Inc.	37,400	(1,775,752)
Arch Capital Group Ltd. (a)	100	(4,554)
Arthur J Gallagher & Co.	11,400	(1,951,908)
Assurant, Inc.	5,100	(740,877)
Atlantic American Corp.	200	(572)
Axis Capital Holdings Ltd.	1,100	(54,065)
Berkshire Hathaway, Inc., Class B (a)	16,400	(4,379,128)
Chubb Ltd.	600	(109,128)
Cincinnati Financial Corp.	2,300	(206,011)
Enstar Group Ltd. (a)	100	(16,959)
Equitable Holdings, Inc.	100	(2,635)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Globe Life, Inc.	1,200	$(119,640)
GoHealth, Inc., Class A (a)	23,200	(8,236)
Goosehead Insurance, Inc., Class A	200	(7,128)
Hagerty, Inc., Class A (a)	1,900	(17,081)
Hippo Holdings, Inc.	24	(445)
James River Group Holdings Ltd.	300	(6,843)
Kemper Corp.	800	(33,008)
Loews Corp.	1,600	(79,744)
Manulife Financial Corp.	32,100	(503,007)
MetLife, Inc.	10,200	(619,956)
Primerica, Inc.	100	(12,345)
Principal Financial Group, Inc.	10,800	(779,220)
Prudential Financial, Inc.	12,900	(1,106,562)
RenaissanceRe Holdings Ltd.	700	(98,273)
Selective Insurance Group, Inc.	200	(16,280)
Selectquote, Inc. (a)	10,200	(7,446)
Sun Life Financial, Inc.	6,900	(274,344)
Travelers Cos., Inc.	500	(76,600)
Willis Towers Watson plc	2,500	(502,350)

		(14,978,820)

Materials — (0.4)%
5E Advanced Materials, Inc.	2,600	(26,416)
A-Mark Precious Metals, Inc.	2,100	(59,619)
Advanced Drainage Systems, Inc.	4,200	(522,354)
Agnico Eagle Mines Ltd.	2,500	(105,575)
Albemarle Corp.	1,000	(264,440)
Algoma Steel Group, Inc.	5,800	(37,352)
Almaden Minerals Ltd., Class B (a)	5,500	(1,210)
American Resources Corp. (a)	9,900	(26,433)
Americas Gold & Silver Corp. (a)	11,900	(4,880)
Arconic Corp. (a)	7,100	(120,984)
Ardagh Metal Packaging SA	30,200	(146,168)
Avino Silver & Gold Mines Ltd. (a)	8,700	(4,437)
Axalta Coating Systems Ltd. (a)	10,000	(210,600)
Ball Corp.	3,600	(173,952)
Cabot Corp.	700	(44,723)
Cameco Corp.	29,300	(776,743)
Celanese Corp.	100	(9,034)
Cleveland-Cliffs, Inc. (a)	191,400	(2,578,158)
Commercial Metals Co.	4,000	(141,920)
Constellium SE (a)	2,900	(29,406)
Corteva, Inc.	2,900	(165,735)
CPS Technologies Corp. (a)	900	(2,529)
Dakota Gold Corp.	400	(1,220)
Danimer Scientific, Inc. (a)	20,200	(59,590)
Diversey Holdings Ltd. (a)	6,900	(33,534)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
EMX Royalty Corp. (a)	1,900	$(3,534)
Encore Wire Corp.	2,800	(323,512)
Energy Fuels, Inc. (a)	48,800	(298,656)
Equinox Gold Corp. (a)	46,600	(170,090)
Ferroglobe plc (a)	600	(3,168)
First Majestic Silver Corp.	7,800	(59,436)
FMC Corp.	1,000	(105,700)
Fortuna Silver Mines, Inc.	1,100	(2,772)
Freeport-McMoRan, Inc.	100	(2,733)
Galiano Gold, Inc. (a)	6,100	(2,959)
Gold Royalty Corp.	5,600	(14,224)
Golden Minerals Co. (a)	4,000	(1,032)
GoldMining, Inc.	100	(83)
Graphic Packaging Holding Co.	500	(9,870)
GreenLight Biosciences Holdings PBC	400	(928)
Huntsman Corp.	1,100	(26,994)
Hycroft Mining Holding Corp.	28,500	(17,228)
International Flavors & Fragrances, Inc.	7,000	(635,810)
International Paper Co.	5,800	(183,860)
International Tower Hill Mines Ltd. (a)	1,500	(777)
Kaiser Aluminum Corp.	600	(36,810)
Largo, Inc. (a)	500	(2,650)
Louisiana-Pacific Corp.	7,200	(368,568)
LyondellBasell Industries NV, Class A	800	(60,224)
MAG Silver Corp. (a)	4,200	(52,416)
Meta Materials, Inc. (a)	50,150	(32,552)
Metalla Royalty & Streaming Ltd. (a)	3,100	(12,028)
Mosaic Co.	700	(33,831)
NexGen Energy Ltd. (a)	5,400	(19,818)
Northern Dynasty Minerals Ltd. (a)	21,900	(5,346)
Nouveau Monde Graphite, Inc. (a)	1,100	(5,940)
Nucor Corp.	26,500	(2,835,235)
Nutrien Ltd.	19,200	(1,600,896)
Olin Corp.	17,400	(746,112)
Orla Mining Ltd. (a)	3,100	(10,106)
Owens Corning	700	(55,027)
Peabody Energy Corp. (a)	53,200	(1,320,424)
Perimeter Solutions SA	1,100	(8,811)
Quaker Chemical Corp.	500	(72,190)
Reliance Steel & Aluminum Co.	2,200	(383,702)
Reto Eco-solutions, Inc. (a)	3,087	(1,297)
Rogers Corp. (a)	1,500	(362,820)
RPM International, Inc.	3,600	(299,916)
SilverCrest Metals, Inc. (a)	19,100	(105,623)
Simpson Manufacturing Co., Inc.	600	(47,040)
SiNtx Technologies, Inc. (a)	1,600	(512)
Solitario Zinc Corp. (a)	100	(49)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
SSR Mining, Inc.	800	$(11,768)
Steel Dynamics, Inc.	12,800	(908,160)
Taseko Mines Ltd.	2,400	(2,736)
Turquoise Hill Resources Ltd.	370	(10,941)
UFP Industries, Inc.	2,800	(202,048)
United States Antimony Corp. (a)	4,925	(1,812)
Univar Solutions, Inc.	100	(2,274)
Ur-Energy, Inc. (a)	27,300	(29,757)
Uranium Energy Corp. (a)	113,000	(395,500)
Uranium Royalty Corp. (a)	2,800	(6,272)
Valvoline, Inc.	700	(17,738)
View, Inc. (a)	14,700	(19,698)
WD-40 Co.	300	(52,722)
Western Copper & Gold Corp. (a)	2,000	(2,540)
Westlake Corp.	4,600	(399,648)
Worthington Industries, Inc.	800	(30,512)

		(17,984,447)

Media — (0.5)%
Acuityads Holding, Inc. (a)	800	(1,376)
Advantage Solutions, Inc. (a)	4,300	(9,159)
Altice USA, Inc. (a)	3,500	(20,405)
AMC Networks, Inc., Class A (a)	600	(12,180)
AppLovin Corp., Class A (a)	5,300	(103,297)
Arena Group Holdings Inc. (The) (a)	300	(3,930)
Blade Air Mobility, Inc. (a)	6,300	(25,389)
Boston Omaha Corp., Class A (a)	900	(20,736)
BuzzFeed, Inc.	300	(468)
Cargurus, Inc.	100	(1,417)
Cars.com, Inc.	1,600	(18,400)
Chicken Soup For The Soul Entertainment, Inc. (a)	500	(3,440)
Cinedigm Corp., Class A (a)	28,800	(11,370)
CuriosityStream, Inc. (a)	2,300	(3,358)
DISH Network Corp., Class A (a)	9,700	(134,151)
Dolphin Entertainment, Inc. (a)	600	(1,590)
Endeavor Group Holdings, Inc., Class A	1,000	(20,260)
Engine Gaming and Media, Inc. (a)	900	(507)
Enthusiast Gaming Holdings, Inc. (a)	4,300	(3,735)
Entravision Communications Corp., Class A	1,200	(4,764)
EverQuote, Inc., Class A	300	(2,046)
EW Scripps Co., Class A (a)	3,600	(40,572)
Expedia Group Inc. (a)	2,100	(196,749)
Focus Universal, Inc. (a)	1,000	(9,380)
Fox Corp., Class A	19,600	(601,328)
fuboTV, Inc. (a)	37,800	(134,190)
Gannett Co., Inc. (a)	8,100	(12,393)
Gray Television, Inc.	11,100	(158,952)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Groupon, Inc. (a)	8,800	$(70,048)
HyreCar, Inc.	4,600	(4,233)
IAC, Inc. (a)	4,000	(221,520)
iHeartMedia, Inc., Class A (a)	8,200	(60,106)
Interpublic Group of Cos., Inc. (The)	400	(10,240)
Inuvo, Inc. (a)	6,100	(2,483)
iSpecimen, Inc.	187	(308)
IZEA Worldwide, Inc. (a)	6,500	(4,629)
Liberty Broadband Corp., Class C (a)	14,300	(1,055,340)
Liberty Media Corp-Liberty Formula One, Class A	600	(31,512)
Liberty Media Corp-Liberty SiriusXM, Class C	2,900	(109,359)
Liberty TripAdvisor Holdings, Inc., Class A (a)	2,900	(3,161)
Lions Gate Entertainment Corp., Class A (a)	4,400	(32,692)
LiveOne, Inc. (a)	7,800	(5,535)
Lyft, Inc., Class A (a)	10,623	(139,905)
Match Group, Inc. (a)	22,300	(1,064,825)
MediaAlpha, Inc., Class A (a)	2,600	(22,750)
Mobiquity Technologies, Inc. (a)	1,000	(1,160)
National CineMedia, Inc.	2,500	(1,629)
Nerdy, Inc. (a)	4,800	(10,128)
News Corp., Class A	1,500	(22,665)
Nexstar Media Group, Inc., Class A	3,811	(635,865)
NextPlay Technologies, Inc. (a)	7,300	(1,555)
Opendoor Technologies, Inc. (a)	133,200	(414,252)
Playstudios, Inc.	1,400	(4,886)
Recruiter.com Group, Inc. (a)	700	(854)
Remark Holdings, Inc. (a)	35,400	(9,416)
Reservoir Media, Inc. (a)	1,400	(6,832)
RumbleON, Inc., Class B (a)	2,000	(33,840)
Salem Media Group, Inc. (a)	1,400	(2,436)
Scholastic Corp.	1,000	(30,760)
Shaw Communications, Inc., Class B	200	(4,864)
Sinclair Broadcast Group, Inc., Class A	300	(5,427)
Skillz, Inc.	4,700	(4,794)
SRAX, Inc. (a)	1,600	(2,736)
Stagwell, Inc. (a)	4,600	(31,970)
Stran & Co., Inc. (a)	3,700	(5,217)
Take-Two Interactive Software, Inc. (a)	13,300	(1,449,700)
Trade Desk, Inc. (The), Class A (a)	1,300	(77,675)
Travelzoo (a)	600	(2,658)
Troika Media Group, Inc. (a)	2,700	(918)
Uber Technologies, Inc. (a)	186,300	(4,936,950)
Vacasa, Inc., Class A	800	(2,456)
ViacomCBS, Inc., Class B	119,600	(2,277,184)
Vivid Seats, Inc., Class A	200	(1,532)
Waitr Holdings, Inc. (a)	58,000	(8,468)
Walt Disney Co. (a)	89,100	(8,404,803)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Warner Bros Discovery, Inc.	108,974	$(1,253,201)
Warner Music Group Corp., Class A	2,200	(51,062)
Zillow Group, Inc., Class A (a)	3,400	(97,342)
ZW Data Action Technologies, Inc. (a)	3,300	(3,042)

		(24,192,465)

Medical Equipment & Devices — (0.0)%
PetVivo Holdings, Inc. (a)	600	(1,152)

Metals & Mining — (0.0)%
Standard Lithium Ltd. (a)	3,700	(16,021)

Oil & Gas — (0.5)%
Antero Midstream Corp.	9,800	(89,964)
APA Corp.	3,500	(119,665)
Archrock, Inc.	700	(4,494)
Aris Water Solution, Inc., Class A	1,100	(14,036)
California Resources Corp.	8,200	(315,126)
Callon Petroleum Co. (a)	10,600	(371,106)
Camber Energy, Inc. (a)	188,400	(36,738)
Canadian Natural Resources Ltd.	200	(9,314)
Cenovus Energy, Inc.	1,100	(16,907)
ChampionX Corp.	2,400	(46,968)
Chevron Corp. (c)	6,472	(929,832)
Chord Energy Corp.	130	(17,780)
Civitas Resources, Inc.	1,600	(91,824)
ConocoPhillips	13,600	(1,391,824)
Continental Resources, Inc.	10,700	(714,867)
Coterra Energy, Inc.	118,500	(3,095,220)
Crescent Energy, Inc., Class A	5,220	(70,313)
Denbury, Inc. (a)	5,300	(457,178)
Devon Energy Corp.	20,383	(1,225,630)
Diamond Offshore Drilling, Inc. (a)	4,200	(27,846)
DMC Global, Inc. (a)	300	(4,794)
DTE Midstream LLC	4,300	(223,127)
Enbridge, Inc.	42,100	(1,561,910)
EOG Resources, Inc.	1,800	(201,114)
Equitrans Midstream Corp.	43,200	(323,136)
Excelerate Energy, Inc., Class A	1,300	(30,420)
Expro Group Holdings NV (a)	8,500	(108,290)
Exxon Mobil Corp.	36,509	(3,187,601)
EzFill Holdings, Inc. (a)	400	(246)
Gulfport Energy Operating Corp. (a)	800	(70,632)
Hess Corp.	11,600	(1,264,284)
Kinder Morgan, Inc.	400	(6,656)
KLX Energy Services Holdings, Inc. (a)	4,000	(32,920)
Laredo Petroleum, Inc. (a)	6,250	(392,813)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Liberty Oilfield Services, Inc., Class A (a)	200	$(2,536)
Matador Resources Co.	1,200	(58,704)
NextDecade Corp.	100	(602)
Noble Corp. plc	800	(23,664)
Northern Oil and Gas, Inc.	290	(7,949)
NOV, Inc.	1,700	(27,506)
ONEOK, Inc.	22,400	(1,147,776)
Par Pacific Holdings, Inc. (a)	2,900	(47,589)
PEDEVCO Corp. (a)	300	(303)
Pembina Pipeline Corp.	14,600	(443,402)
Phillips 66	4,600	(371,312)
RPC, Inc.	1,200	(8,316)
SandRidge Energy, Inc.	100	(1,631)
Schlumberger NV	8,000	(287,200)
SilverBow Resources, Inc.	200	(5,376)
Sino-Global Shipping America Ltd. (a)	2,400	(6,000)
Superior Drilling Products, Inc. (a)	700	(469)
Targa Resources Corp.	800	(48,272)
TC Energy Corp.	25,100	(1,011,279)
TransGlobe Energy Corp. (a)	1,100	(2,948)
US Energy Corp.	100	(292)
US Well Services, Inc.	3,433	(17,405)
Vertex Energy, Inc. (a)	27,900	(173,817)
Williams Cos., Inc.	108,700	(3,112,081)

		(23,261,004)

Real Estate — (0.6)%
Acadia Realty Trust	4,900	(61,838)
Alexandria Real Estate Equities, Inc.	7,900	(1,107,501)
Alset EHome International, Inc.	23,000	(5,893)
American Tower Corp.	800	(171,760)
Americold Realty Trust	32,400	(797,040)
Anywhere Real Estate, Inc.	2,400	(19,464)
Apartment Income REIT Corp.	200	(7,724)
Apple Hospitality REIT, Inc.	1,200	(16,872)
Ashford Hospitality Trust, Inc. (a)	10,100	(68,781)
Boston Properties, Inc.	13,600	(1,019,592)
Brandywine Realty Trust	4,700	(31,725)
Brixmor Property Group, Inc.	1,500	(27,705)
CBL & Associates Properties, Inc.	400	(10,244)
CBRE Group, Inc., Class A (a)	11,900	(803,369)
Colliers International Group, Inc.	200	(18,332)
Corporate Office Properties Trust	3,200	(74,336)
Cousins Properties, Inc.	198	(4,623)
Cushman & Wakefield plc (a)	2,300	(26,335)
DiamondRock Hospitality Co.	21,200	(159,212)
Digital Realty Trust, Inc.	300	(29,754)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Douglas Elliman, Inc.	1,300	$(5,330)
Douglas Emmett, Inc.	700	(12,551)
Duke Realty Corp.	11,100	(535,020)
Easterly Government Properties, Inc.	300	(4,731)
Empire State Realty Trust, Inc.	25,200	(165,312)
EPR Properties	200	(7,172)
Equity Residential	4,100	(275,602)
Fathom Holdings, Inc. (a)	800	(4,240)
Federal Realty OP LP	5,100	(459,612)
Franklin Street Properties Corp.	200	(526)
Global Net Lease, Inc.	200	(2,130)
Harbor Custom Development, Inc. (a)	713	(627)
Healthcare Realty Trust, Inc., Class A	57,500	(1,198,875)
Healthpeak Properties, Inc.	4,800	(110,016)
Highwoods Properties, Inc.	800	(21,568)
Host Hotels & Resorts, Inc.	168,700	(2,678,956)
Howard Hughes Corp. (The) (a)	2,000	(110,780)
Hudson Pacific Properties, Inc.	400	(4,380)
Independence Realty Trust, Inc.	200	(3,346)
InvenTrust Properties Corp.	4,000	(85,320)
Invitation Homes, Inc.	9,100	(307,307)
Iron Mountain, Inc.	100	(4,397)
iStar, Inc.	200	(1,852)
JBG SMITH Properties	200	(3,716)
Jones Lang LaSalle, Inc. (a)	1,300	(196,391)
Kennedy-Wilson Holdings, Inc.	600	(9,276)
Kilroy Realty Corp.	600	(25,266)
Kimco Realty Corp.	68,700	(1,264,767)
Kite Realty Group Trust	17,800	(306,516)
Macerich Co.	6,800	(53,992)
Medical Properties Trust, Inc.	4,500	(53,370)
Necessity Retail REIT, Inc.	3,300	(19,404)
Newmark Group, Inc., Class A	1,300	(10,478)
Offerpad Solutions, Inc. (a)	10,200	(12,342)
Office Properties Income Trust	1,200	(16,860)
Orion Office REIT, Inc.	5,200	(45,500)
Outfront Media, Inc.	47,500	(721,525)
Paramount Group, Inc.	1,600	(9,968)
Piedmont Office Realty Trust, Inc., Class A	100	(1,056)
PotlatchDeltic Corp.	3,921	(160,918)
Prologis, Inc.	5,272	(535,686)
Rayonier, Inc.	2,500	(74,925)
Realty Income Corp.	12,800	(744,960)
Regency Centers Corp.	12,400	(667,740)
Rexford Industrial Realty, Inc.	300	(15,600)
RPT Realty	200	(1,512)
Ryman Hospitality Properties, Inc.	2,700	(198,693)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sabra Health Care REIT, Inc.	1,400	$(18,368)
Saul Centers, Inc.	200	(7,500)
Simon Property Group, Inc.	16,800	(1,507,800)
SITE Centers Corp.	1,600	(17,136)
SL Green Realty Corp.	12,251	(492,000)
STORE Capital Corp.	3,800	(119,054)
Sun Communities, Inc.	400	(54,132)
Sunstone Hotel Investors, Inc.	17,400	(163,908)
Tanger Factory Outlet Centers, Inc.	8,900	(121,752)
Tricon Residential, Inc.	3,100	(26,815)
UDR, Inc.	2,700	(112,617)
Uniti Group, Inc.	2,600	(18,070)
Urban Edge Properties	4,400	(58,696)
Urstadt Biddle Properties, Inc., Class A	900	(13,959)
Ventas, Inc.	26,638	(1,070,049)
VICI Properties, Inc.	144,073	(4,300,579)
Vornado Realty Trust	29,000	(671,640)
Washington Real Estate Investment Trust	5,800	(101,848)
Welltower, Inc.	29,400	(1,891,008)
Weyerhaeuser Co.	48,900	(1,396,584)
Xenia Hotels & Resorts, Inc.	900	(12,411)

		(27,788,137)

Renewable Energy — (0.2)%
Advent Technologies Holdings, Inc. (a)	12,400	(37,944)
Ameresco, Inc., Class A (a)	3,600	(239,328)
Archaea Energy, Inc. (a)	14,800	(266,548)
Array Technologies, Inc. (a)	44,700	(741,126)
Beam Global (a)	300	(3,660)
Broadwind, Inc. (a)	2,500	(7,550)
Cleanspark, Inc. (a)	14,500	(46,110)
Comstock Mining, Inc. (a)	7,300	(3,066)
Energy Vault Holdings, Inc.	1,300	(6,864)
Eos Energy Enterprises, Inc. (a)	22,000	(36,740)
ESS Tech, Inc. (a)	19,700	(80,573)
First Solar, Inc. (a)	5,600	(740,712)
Fluence Energy, Inc. (a)	19,600	(285,964)
Flux Power Holdings, Inc. (a)	600	(1,536)
Green Plains, Inc. (a)	11,500	(334,305)
Heliogen, Inc. (a)	4,200	(7,812)
iSun, Inc. (a)	1,700	(3,757)
Maxeon Solar Technologies Ltd. (a)	2,200	(52,294)
Montauk Renewables, Inc. (a)	800	(13,952)
Shoals Technologies Group, Inc., Class A (a)	23,600	(508,580)
SolarEdge Technologies, Inc. (a)	7,700	(1,782,242)
Stem, Inc. (a)	6,000	(80,040)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sunnova Energy International, Inc. (a)	2,200	$(48,576)
Sunrun, Inc. (a)	56,315	(1,553,731)
Sunworks, Inc. (a)	12,100	(33,759)

		(6,916,769)

Retail & Wholesale—Discretionary — (0.4)%
1stdibs.com, Inc. (a)	2,100	(13,209)
Academy Sports & Outdoors, Inc.	28,100	(1,185,258)
Advance Auto Parts, Inc.	4,500	(703,530)
aka Brands Holding Corp. (a)	3,900	(5,655)
American Eagle Outfitters, Inc.	19,000	(184,870)
Asbury Automotive Group, Inc. (a)	500	(75,550)
AutoNation, Inc.	400	(40,748)
BARK, Inc. (a)	2,800	(5,096)
Bath & Body Works, Inc.	3,200	(104,320)
Beacon Roofing Supply, Inc. (a)	4,300	(235,296)
Best Buy Co., Inc.	16,200	(1,026,108)
Birks Group, Inc.	200	(1,048)
Boot Barn Holdings, Inc.	10	(584)
Builders FirstSource, Inc. (a)	28,900	(1,702,788)
Burlington Stores, Inc. (a)	13,800	(1,544,082)
Caleres, Inc.	800	(19,376)
CarLotz, Inc., Class A (a)	17,200	(5,160)
CarMax, Inc. (a)	2,500	(165,050)
CarParts.com, Inc. (a)	3,200	(16,544)
Carvana Co. (a)	39,100	(793,730)
Cato Corp., Class A	300	(2,862)
Children’s Place, Inc. (a)	600	(18,534)
Dick’s Sporting Goods, Inc.	200	(20,928)
Digital Brands Group, Inc. (a)	19,800	(1,861)
Driven Brands Holdings, Inc. (a)	800	(22,384)
eBay, Inc.	2,600	(95,706)
EVgo, Inc. (a)	13,600	(107,576)
Floor & Decor Holdings, Inc., Class A (a)	7,100	(498,846)
Foot Locker, Inc.	600	(18,678)
Franchise Group, Inc.	100	(2,430)
Gap, Inc.	6,900	(56,649)
Genuine Parts Co.	200	(29,864)
GMS, Inc. (a)	100	(4,001)
Group 1 Automotive, Inc.	200	(28,574)
GrowGeneration Corp. (a)	2,600	(9,100)
Hertz Global Holdings, Inc. (a)	53,200	(866,096)
Hibbett, Inc.	400	(19,924)
Home Depot, Inc. (The)	100	(27,594)
Hour Loop, Inc. (a)	4,000	(10,440)
IAA, Inc.	100	(3,185)
iPower, Inc. (a)	800	(537)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
JOANN, Inc.	3,400	$(22,508)
KAR Auction Services, Inc. (a)	10,300	(115,051)
Kohl’s Corp.	21,200	(533,180)
Leslie’s, Inc. (a)	10,300	(151,513)
Lithia Motors, Inc., Class A	3,900	(836,745)
LKQ Corp.	16,400	(773,260)
LL Flooring Holdings, Inc. (a)	400	(2,772)
Lowe’s Cos., Inc.	1,600	(300,496)
Lulu’s Fashion Lounge Holdings, Inc. (a)	1,600	(7,456)
Lululemon Athletica, Inc. (a)	300	(83,868)
MarineMax, Inc. (a)	2,300	(68,517)
Mister Car Wash, Inc. (a)	1,400	(12,012)
National Vision Holdings, Inc. (a)	600	(19,590)
Newegg Commerce, Inc. (a)	18,200	(42,588)
NovaBay Pharmaceuticals, Inc. (a)	5,100	(561)
Polished.com, Inc. (a)	30,100	(15,658)
Pool Corp.	4,400	(1,400,124)
RH	1,500	(369,105)
Ross Stores, Inc.	16,000	(1,348,320)
Rover Group, Inc. (a)	8,700	(29,058)
Shift Technologies, Inc. (a)	12,400	(8,681)
Signet Jewelers Ltd.	8,000	(457,520)
Sleep Number Corp. (a)	5,100	(172,431)
Solo Brands, Inc., Class A	300	(1,140)
Sportsman’s Warehouse Holdings, Inc. (a)	7,100	(58,930)
Takung Art Co., Ltd. (a)	3,800	(3,952)
ThredUp, Inc., Class A (a)	1,400	(2,576)
Tilly’s, Inc., Class A	800	(5,536)
TJX Cos., Inc.	20,000	(1,242,400)
Tuesday Morning Corp. (a)	17,800	(2,147)
Victoria’s Secret & Co. (a)	9,200	(267,904)
Vroom, Inc. (a)	51,100	(59,276)
Williams-Sonoma, Inc.	3,900	(459,615)

		(18,548,261)

Retail & Wholesale—Staples — (0.2)%
Albertsons Cos., Inc., Class A	700	(17,402)
Andersons, Inc. (The)	1,100	(34,133)
Archer-Daniels-Midland Co.	36,200	(2,912,290)
Big Lots, Inc.	10,700	(167,027)
Calavo Growers, Inc.	100	(3,175)
Costco Wholesale Corp.	5,000	(2,361,350)
Dollar General Corp.	1,400	(335,804)
Dollar Tree, Inc. (a)	30,700	(4,178,270)
Five Below, Inc. (a)	4,000	(550,680)
HF Foods Group, Inc. (a)	500	(1,935)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
SpartanNash Co.	200	$(5,804)
Sysco Corp.	9,500	(671,745)
United Natural Foods, Inc. (a)	5,200	(178,724)

		(11,418,339)

Retail & Wholesale—Staples — (0.3)%
BJ’s Wholesale Club Holdings, Inc. (a)	1,900	(138,339)
Bunge Ltd.	17,000	(1,403,690)
Ingles Markets, Inc., Class A	100	(7,921)
MedAvail Holdings, Inc. (a)	2,500	(1,940)
Mission Produce, Inc. (a)	1,400	(20,244)
Performance Food Group Co. (a)	22,000	(944,900)
US Foods Holding Corp. (a)	5,800	(153,352)
Walgreens Boots Alliance, Inc.	2,800	(87,920)
Walmart, Inc.	87,900	(11,400,630)

		(14,158,936)

Retail—Discretionary — (0.0)%
Warby Parker, Inc., Class A (a)	1,300	(17,342)

Software — (0.0)%
Gitlab, Inc., Class A (a)	12,700	(650,494)

Software & Technology Services — (0.5)%
1Life Healthcare, Inc. (a)	1,300	(22,295)
ACV Auctions, Inc., Class A	1,700	(12,223)
Affirm Holdings, Inc. (a)	43,500	(816,060)
Akamai Technologies, Inc.	200	(16,064)
Akerna Corp. (a)	29,700	(2,673)
Alfi, Inc. (a)	1,400	(1,372)
Alignment Healthcare, Inc. (a)	400	(4,736)
Alithya Group, Inc., Class A (a)	300	(579)
Alkami Technology, Inc. (a)	800	(12,040)
Amplitude, Inc., Class A (a)	700	(10,829)
Apollo Medical Holdings, Inc.	300	(11,700)
Aspen Technology, Inc.	400	(95,280)
Auddia, Inc. (a)	700	(931)
Avalara, Inc.	32,700	(3,001,860)
AvePoint, Inc. (a)	6,000	(24,060)
AvidXchange Holdings, Inc. (a)	7,800	(65,676)
Backblaze, Inc., Class A (a)	500	(2,485)
Bakkt Holdings, Inc. (a)	28,200	(64,296)
Benefitfocus, Inc.	500	(3,175)
Bill.com Holdings, Inc. (a)	18,900	(2,501,793)
Black Knight, Inc. (a)	2,900	(187,717)
Blend Labs, Inc., Class A (a)	35,800	(79,118)
Block, Inc., Class A (a)	20,300	(1,116,297)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
BM Technologies, Inc. (a)	700	$(4,683)
Braze, Inc., Class A (a)	1,100	(38,313)
BSQUARE Corp. (a)	600	(696)
Cantaloupe, Inc. (a)	1,300	(4,524)
CareCloud, Inc. (a)	800	(3,344)
CCC Intelligent Solutions Holdings, Inc. (a)	4,800	(43,680)
Cerberus Cyber Sentinel Corp. (a)	3,200	(9,440)
Ceridian HCM Holding, Inc.	500	(27,940)
CGI, Inc.	1,100	(82,764)
Cipher Mining, Inc. (a)	5,500	(6,930)
Clarivate plc (a)	83,900	(787,821)
Clearwater Analytics Holdings, Inc., Class A (a)	6,700	(112,493)
Concentrix Corp.	2,500	(279,075)
Consensus Cloud Solutions, Inc. (a)	400	(18,920)
ContextLogic, Inc., Class A (a)	77,000	(56,510)
Convey Health Solutions Holdings, Inc. (a)	2,100	(22,071)
Core Scientific, Inc., Class A	10,300	(13,390)
Couchbase, Inc. (a)	3,100	(44,237)
CS Disco, Inc. (a)	3,500	(35,000)
CYNGN, Inc. (a)	1,300	(1,294)
DarioHealth Corp. (a)	3,900	(18,057)
Data Storage Corp. (a)	200	(408)
DatChat, Inc. (a)	4,376	(3,151)
Definitive Healthcare Corp. (a)	2,900	(45,066)
Doximity, Inc., Class A (a)	4,300	(129,946)
DSS, Inc. (a)	6,700	(1,715)
Dun & Bradstreet Holdings, Inc.	18,400	(227,976)
DXC Technology Co. (a)	10,500	(257,040)
E2open Parent Holdings, Inc. (a)	26,300	(159,641)
Elys Game Technology Corp. (a)	3,200	(1,520)
Enfusion, Inc., Class A (a)	2,700	(33,318)
EngageSmart, Inc. (a)	3,500	(72,415)
EPAM Systems, Inc. (a)	3,600	(1,303,884)
Equifax, Inc.	100	(17,143)
EverCommerce, Inc. (a)	2,600	(28,418)
Exela Technologies, Inc.	23,975	(10,863)
Expensify, Inc. (a)	300	(4,464)
Faraday Future Intelligent Electric, Inc. (a)	97,600	(62,093)
Fidelity National Information Services, Inc.	16,300	(1,231,791)
Five9, Inc. (a)	13,300	(997,234)
ForgeRock, Inc., Class A (a)	6,900	(100,257)
Freshworks, Inc., Class A (a)	1,500	(19,455)
Genius Brands International, Inc. (a)	58,100	(34,941)
Glimpse Group, Inc. (The) (a)	2,400	(12,696)
Global Payments, Inc.	19,400	(2,096,170)
Globant SA (a)	2,300	(430,284)
GreenBox POS (a)	7,400	(7,215)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Greenidge Generation Holdings, Inc. (a)	4,900	$(9,800)
HealthEquity, Inc. (a)	300	(20,151)
HireRight Holdings Corp.	400	(6,104)
Hive Blockchain Technologies Ltd. (a)	20,180	(75,877)
Hut 8 Mining Corp. (a)	63,300	(112,674)
Informatica, Inc., Class A (a)	7,600	(152,532)
Inpixon	43	(376)
Inpixon (a)	3,200	(394)
Intapp, Inc. (a)	1,300	(24,271)
Intrusion, Inc. (a)	1,000	(4,820)
IronNet, Inc. (a)	18,900	(13,022)
John Wiley & Sons, Inc., Class A	300	(11,268)
Kaltura, Inc.	100	(220)
Katapult Holdings, Inc. (a)	13,400	(12,865)
KBR, Inc.	100	(4,322)
Kyndryl Holdings, Inc. (a)	6,200	(51,274)
Latch, Inc. (a)	4,500	(4,291)
Lightspeed Commerce, Inc. (a)	2,700	(47,466)
LiveVox Holdings, Inc. (a)	2,600	(7,670)
Marathon Digital Holdings, Inc. (a)	43,200	(462,672)
MarketWise, Inc. (a)	1,300	(2,964)
Marygold Cos., Inc. (The) (a)	500	(625)
Matterport, Inc. (a)	6,700	(25,393)
MeridianLink, Inc. (a)	1,500	(24,420)
MongoDB, Inc. (a)	2,000	(397,120)
Multiplan Corp. (a)	13,000	(37,180)
N-able, Inc. (a)	5,200	(47,996)
NantHealth, Inc. (a)	1,500	(370)
Nielsen Holdings plc	6,300	(174,636)
OLB Group, Inc. (The) (a)	200	(212)
Outset Medical, Inc. (a)	400	(6,372)
Paya Holdings, Inc. (a)	7,400	(45,214)
Paycor HCM, Inc. (a)	5,800	(171,448)
Pear Therapeutics, Inc.	2,000	(4,080)
Porch Group, Inc. (a)	1,200	(2,700)
PowerSchool Holdings, Inc., Class A (a)	5,800	(96,802)
Priority Technology Holdings, Inc. (a)	200	(902)
PubMatic, Inc., Class A (a)	1,900	(31,597)
Q2 Holdings, Inc. (a)	2,800	(90,160)
Quantum Computing, Inc. (a)	5,400	(13,554)
Red Cat Holdings, Inc. (a)	5,400	(9,018)
Repay Holdings Corp. (a)	2,600	(18,356)
Riot Blockchain, Inc. (a)	57,100	(400,271)
S&P Global, Inc.	1,988	(607,036)
Samsara, Inc., Class A (a)	9,700	(117,079)
Seachange International, Inc. (a)	7,100	(3,053)
SentinelOne, Inc., Class A (a)	1,300	(33,228)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Sharecare, Inc. (a)	32,900	$(62,510)
Sharplink Gaming Ltd. (a)	1,800	(1,593)
Shift4 Payments, Inc., Class A (a)	10,400	(463,944)
Skillsoft Corp. (a)	4,300	(7,869)
Smith Micro Software, Inc. (a)	100	(226)
SoundHound AI, Inc., Class A	2,800	(9,184)
Sphere 3D Corp. (a)	19,800	(8,712)
Spire Global, Inc. (a)	4,200	(4,536)
Splunk, Inc.	300	(22,560)
Sprinklr, Inc., Class A (a)	4,100	(37,802)
SurgePays, Inc.	1,000	(4,550)
Synchronoss Technologies, Inc. (a)	4,000	(4,560)
Talkspace, Inc. (a)	5,300	(5,459)
Thomson Reuters Corp.	2,700	(277,074)
Thoughtworks Holding, Inc. (a)	8,400	(88,116)
Toast, Inc., Class A (a)	31,500	(526,680)
TransUnion	700	(41,643)
TRxADE HEALTH, Inc. (a)	600	(678)
Unisys Corp. (a)	1,900	(14,345)
Upland Software, Inc. (a)	100	(813)
UserTesting, Inc. (a)	4,400	(17,248)
Usio, Inc. (a)	200	(260)
Verb Technology Co., Inc. (a)	26,200	(12,314)
Verint Systems, Inc.	400	(13,432)
Veritone, Inc. (a)	1,900	(10,697)
Vertex, Inc., Class A (a)	400	(5,468)
Viant Technology, Inc., Class A (a)	1,500	(6,315)
Vislink Technologies, Inc. (a)	7,400	(3,140)
Weave Communications, Inc. (a)	900	(4,545)
Wejo Group Ltd. (a)	5,500	(5,995)
WEX, Inc.	200	(25,388)
WM Technology, Inc. (a)	1,800	(2,898)

		(22,027,954)

Tech Hardware & Semiconductors — (0.3)%
ACM Research, Inc., Class A (a)	2,000	(24,920)
ADTRAN Holdings, Inc.	3,300	(64,614)
Advanced Micro Devices, Inc. (a)	14,800	(937,728)
Aehr Test Systems	1,200	(16,920)
Airspan Networks Holdings, Inc. (a)	400	(808)
AmpliTech Group, Inc. (a)	700	(1,288)
Arrow Electronics, Inc. (a)	200	(18,438)
Arteris, Inc. (a)	900	(5,994)
authID, Inc. (a)	620	(1,792)
Boxlight Corp., Class A (a)	8,300	(5,146)
Charge Enterprises, Inc.	2,800	(4,928)
Ciena Corp. (a)	6,300	(254,709)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Clearfield, Inc.	1,400	$(146,496)
Coherent Corp.	3,900	(135,915)
Cohu, Inc. (a)	3,800	(97,964)
ComSovereign Holding Corp. (a)	21,000	(1,613)
Corsair Gaming, Inc. (a)	12,500	(141,875)
Credo Technology Group Holding Ltd. (a)	6,300	(69,300)
Cricut, Inc., Class A	2,300	(21,298)
CTS Corp.	300	(12,495)
Dell Technologies, Inc., Class C	3,500	(119,595)
Desktop Metal, Inc., Class A (a)	31,900	(82,621)
Digital Ally, Inc.	6,900	(3,148)
Draganfly, Inc. (a)	3,300	(2,310)
DZS, Inc.	100	(1,130)
eMagin Corp. (a)	7,059	(4,172)
Entegris, Inc.	300	(24,906)
Forward Industries, Inc. (a)	500	(665)
GLOBALFOUNDRIES, Inc. (a)	8,200	(396,470)
Hewlett Packard Enterprise Co.	2,800	(33,544)
HP, Inc.	24,400	(608,048)
KLA Corp.	400	(121,052)
Koss Corp. (a)	2,200	(13,970)
KULR Technology Group, Inc. (a)	6,100	(7,808)
LightPath Technologies, Inc., Class A (a)	1,300	(1,391)
Lumentum Holdings, Inc. (a)	100	(6,857)
Markforged Holding Corp.	200	(396)
Marvell Technology, Inc.	25,570	(1,097,208)
Maxar Technologies, Inc.	100	(1,872)
Micron Technology, Inc.	41,200	(2,064,120)
MicroVision, Inc. (a)	27,500	(99,275)
MICT, Inc. (a)	5,800	(3,974)
Minim, Inc. (a)	1,700	(357)
MKS Instruments, Inc.	200	(16,528)
Navitas Semiconductor Corp. (a)	2,300	(11,155)
NCR Corp. (a)	6,500	(123,565)
Neonode, Inc. (a)	100	(350)
ON Semiconductor Corp. (a)	71,100	(4,431,663)
Ondas Holdings, Inc. (a)	7,200	(26,640)
Pitney Bowes, Inc.	2,800	(6,524)
Plexus Corp. (a)	100	(8,756)
Rekor Systems, Inc.	900	(900)
Rockley Photonics Holdings Ltd.	4,700	(3,337)
Sight Sciences, Inc. (a)	100	(635)
SigmaTron International, Inc. (a)	400	(1,900)
Siyata Mobile, Inc. (a)	5,400	(1,647)
Snap One Holdings Corp. (a)	1,300	(13,182)
Socket Mobile, Inc. (a)	400	(848)
TD SYNNEX Corp.	3,600	(292,284)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Terran Orbital Corp.	100	$(177)
Trio-Tech International (a)	300	(1,392)
Turtle Beach Corp. (a)	100	(682)
Ubiquiti, Inc.	600	(176,136)
Velo3D, Inc. (a)	16,034	(63,174)
Vizio Holding Corp., Class A (a)	10,600	(92,644)
Western Digital Corp. (a)	23,900	(777,945)
Wolfspeed, Inc. (a)	3,700	(382,432)

		(13,093,626)

Technology Services — (0.0)%
Bitfarms Ltd. (a)	63,100	(66,255)
Remitly Global, Inc. (a)	1,200	(13,344)

		(79,599)

Telecommunications — (0.2)%
AT&T, Inc.	800	(12,272)
ATN International, Inc.	100	(3,857)
BCE, Inc.	400	(16,776)
BlackSky Technology, Inc. (a)	3,800	(5,700)
Consolidated Communications Holdings, Inc. (a)	900	(3,744)
DigitalBridge Group, Inc.	1,406	(17,589)
Frontier Communications Parent, Inc. (a)	11,600	(271,788)
Globalstar, Inc. (a)	57,000	(90,630)
IDT Corp., Class B (a)	1,100	(27,313)
KORE Group Holdings, Inc. (a)	1,100	(2,101)
KVH Industries, Inc.	100	(922)
Lumen Technologies, Inc.	10,200	(74,256)
Shenandoah Telecommunications Co.	1,600	(27,232)
Starry Group Holdings, Inc., Class A	600	(894)
Switch, Inc., Class A	6,500	(218,985)
T-Mobile US, Inc. (a)	50,132	(6,726,210)
Telephone and Data Systems, Inc.	300	(4,170)
Telesat Corp. (a)	900	(7,029)
TELUS Corp.	200	(3,972)

		(7,515,440)

Transportation & Logistics — (0.1)%
Copa Holdings SA, Class A (a)	600	(40,206)
Delta Air Lines, Inc. (a)	183,000	(5,134,980)
Hawaiian Holdings, Inc.	400	(5,260)
Spirit Airlines, Inc.	14,400	(271,008)
United Airlines Holdings, Inc.	1,800	(58,554)

		(5,510,008)

Utilities — (0.2)%
AES Corp.	3,000	(67,800)
Algonquin Power & Utilities Corp.	28,800	(314,208)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Alliant Energy Corp.	1,810	$(95,912)
Altus Power, Inc. (a)	2,300	(25,323)
American Water Works Co., Inc.	3,500	(455,560)
Atmos Energy Corp.	6,700	(682,395)
Brookfield Infrastructure Corp., Class A	3,600	(146,520)
Brookfield Renewable Corp., Class A	8,200	(267,976)
California Water Service Group	2,400	(126,456)
CenterPoint Energy, Inc.	4,700	(132,446)
Clearway Energy, Inc., Class C	3,600	(114,660)
Consolidated Edison, Inc. (c)	1,350	(115,776)
Constellation Energy Corp.	2,400	(199,656)
Dominion Energy, Inc.	1,300	(89,843)
DTE Energy Co.	200	(23,010)
Edison International	1,700	(96,186)
Entergy Corp.	1,670	(168,052)
Essential Utilities, Inc.	6,200	(256,556)
Evergy, Inc.	6,380	(378,972)
Eversource Energy	1,250	(97,450)
Exelon Corp.	36,200	(1,356,052)
FTC Solar, Inc. (a)	22,300	(66,008)
Hawaiian Electric Industries, Inc. (c)	250	(8,665)
NRG Energy, Inc.	48,800	(1,867,576)
OGE Energy Corp.	500	(18,230)
PG&E Corp. (a)	47,300	(591,250)
Pinnacle West Capital Corp. (c)	650	(41,931)
PNM Resources, Inc.	360	(16,463)
PPL Corp.	5,500	(139,425)
South Jersey Industries, Inc.	200	(6,684)
Southern Co.	1,800	(122,400)
Southwest Gas Corp.	3,300	(230,175)
Stronghold Digital Mining, Inc., Class A (a)	7,400	(7,696)
TransAlta Corp.	400	(3,532)
UGI Corp.	19,500	(630,435)
Via Renewables, Inc.	400	(2,764)
Vistra Corp.	4,000	(84,000)
WEC Energy Group, Inc. (c)	1,250	(111,788)
Xcel Energy, Inc. (c)	1,700	(108,800)

		(9,268,631)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc. (a)	4,700	(3,550)
Casella Waste Systems, Inc., Class A (a)	100	(7,639)
Lightbridge Corp. (a)	1,590	(7,250)
Stericycle, Inc. (a)	2,600	(109,486)

		(127,925)

Total North America		(381,995,927)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Oceania — (0.0)%
Consumer Discretionary Products — (0.0)%
Naked Brand Group Ltd. (a)	86,086	$(88,669)

Health Care — (0.0)%
Alterity Therapeutics Ltd., ADR (a)	1,400	(630)
Immutep Ltd., ADR (a)	1,600	(2,496)
Mesoblast Ltd., ADR (a)	100	(254)
Opthea Ltd., ADR (a)	100	(619)

		(3,999)

Materials — (0.0)%
Snow Lake Resources Ltd. (a)	6,600	(11,616)

Utilities — (0.0)%
Iris Energy Ltd.	1,400	(5,782)
VivoPower International plc	1,300	(949)

		(6,731)

Total Oceania		(111,015)

South America — (0.3)%
Banking — (0.1)%
Banco Bradesco SA, ADR	216,100	(795,248)
Banco Santander Brasil SA, ADR	300	(1,692)
Banco Santander Chile, ADR	2,900	(40,629)
Itau Unibanco Holding SA, ADR	182,400	(943,008)
NU Holdings Ltd., A Shares (a)	203,000	(893,200)

		(2,673,777)

Consumer Discretionary Services — (0.0)%
Afya Ltd., Class A (a)	1,700	(23,052)

Consumer Staple Products — (0.0)%
Adecoagro SA	7,800	(64,662)
Ambev SA, ADR	228,400	(646,372)
BRF SA, ADR (a)	38,000	(88,920)

		(799,954)

Financial Services — (0.0)%
Vinci Partners Investments Ltd., Class A	500	(5,135)
XP, Inc., Class A (a)	39,181	(744,831)

		(749,966)

Industrial Services — (0.0)%
Azul SA, ADR (a)	15,000	(122,100)
Corporacion America Airports SA (a)	900	(5,976)

		(128,076)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Materials — (0.1)%
Gerdau SA, ADR	2,300	$(10,396)
Vale SA, ADR	70,100	(933,732)

		(944,128)

Media — (0.0)%
Despegar.com Corp. (a)	4,500	(25,650)

Oil & Gas — (0.0)%
Cosan SA, ADR	3,200	(41,216)
Ecopetrol SA, ADR	4,500	(40,185)
Transportadora de Gas del Sur SA, ADR (a)	1,200	(8,856)
Ultrapar Participacoes SA, ADR	700	(1,533)

		(91,790)

Retail & Wholesale—Discretionary — (0.1)%
MercadoLibre, Inc. (a)	6,400	(5,297,792)
Natura & Co. Holding SA, ADR	9,500	(51,870)
Sendas Distribuidora SA, ADR	700	(11,291)

		(5,360,953)

Software & Technology Services — (0.0)%
Arco Platform Ltd., Class A (a)	3,100	(33,449)
CI&T, Inc., A Shares (a)	1,700	(15,963)
Dlocal Ltd. (a)	23,700	(486,324)
Pagseguro Digital Ltd., Class A	800	(10,584)
Vasta Platform Ltd. (a)	400	(2,100)
VTEX, Class A (a)	4,000	(14,800)
Zenvia, Inc., Class A (a)	2,000	(3,220)

		(566,440)

Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	9,300	(69,936)
TIM SA, ADR	3,200	(35,776)

		(105,712)

Transportation & Logistics — (0.0)%
Gol Linhas Aereas Inteligentes SA, ADR	23	(76)

Utilities — (0.0)%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,500	(250,525)
Cia Energetica de Minas Gerais, ADR	5,270	(10,645)
Cia Paranaense de Energia, ADR	10,800	(64,044)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Shares	Value
Enel Chile SA, ADR	7,300	$(10,074)
Pampa Energia SA, ADR (a)	400	(9,108)

		(344,396)

Total South America		(11,813,970)

TOTAL COMMON STOCK (PROCEEDS $542,249,498)		(437,863,605)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.8)%
Asia — (0.8)%
Banks — (0.3)%
Bank of China Ltd. (a),(c),(e)	$3,600,000	(3,451,500)
Industrial & Commercial Bank of China Ltd. (a),(c),(e)	12,800,000	(11,707,327)

		(15,158,827)

Integrated Oils — (0.1)%
Sinopec Capital 2013 Ltd. (a),(c)	3,712,000	(3,678,799)

Internet Media — (0.1)%
Tencent Holdings Ltd., MTN (c)	1,856,000	(1,663,570)
Tencent Holdings Ltd., MTN (c)	4,566,000	(4,450,119)

		(6,113,689)

Retail—Consumer Discretionary — (0.3)%
Alibaba Group Holding Ltd. (c)	2,221,000	(1,709,233)
Alibaba Group Holding Ltd. (c)	12,421,000	(11,176,846)

		(12,886,079)

Total Asia		(37,837,394)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $40,560,267)		(37,837,394)

EXCHANGE-TRADED FUNDS — (0.5)%
Energy Select Sector SPDR Fund (c)	37,413	(2,694,484)
Invesco QQQ Trust Series 1	14,200	(3,795,092)
SPDR S&P 500 ETF Trust	33,180	(11,851,233)
Utilities Select Sector SPDR Fund (c)	40,941	(2,682,045)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $22,648,178)		(21,022,854)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (26.7)%
North America — (26.7)%
Mortgage Securities — (0.6)%
Government National Mortgage Association, TBA, 30 Year Maturity, 2.00%, 11/21/52 (m)	$35,000,000	$(29,159,375)

Uniform Mortgage-Backed Securities — (26.1)%
Federal National Mortgage Association, TBA, 30 Year Maturity, 2.00%, 11/14/52 (m)	360,000,000	(291,403,080)
Federal National Mortgage Association, TBA, 30 Year Maturity, 3.00%, 10/13/52 (m)	25,000,000	(21,753,900)
Federal National Mortgage Association, TBA, 30 Year Maturity, 3.50%, 09/14/52 (m)	71,000,000	(64,310,451)
Federal National Mortgage Association, TBA, 30 Year Maturity, 3.50%, 10/13/52 (m)	186,000,000	(167,400,000)
Federal National Mortgage Association, TBA, 30 Year Maturity, 4.00%, 11/14/52 (m)	479,000,000	(443,991,806)
Federal National Mortgage Association, TBA, 30 Year Maturity, 4.50%, 10/13/52 (m)	83,000,000	(79,057,500)
Federal National Mortgage Association, TBA, 30 Year Maturity, 4.50%, 11/14/52 (m)	24,000,000	(22,832,808)
Federal National Mortgage Association, TBA, 30 Year Maturity, 5.00%, 10/13/52 (m)	137,000,000	(133,457,317)

		(1,224,206,862)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $1,309,219,805)		(1,253,366,237)

Security Description	Shares	Value

RIGHTS — (0.0)%
SiNtx Technology (d)	1,600	0

TOTAL RIGHTS (PROCEEDS $0)		0

Security Description	Principal Amount	Value

SOVEREIGN DEBT — (2.0)%
Bahrain Government International Bond, 5.45%, 09/16/32 (a),(c)	$3,569,000	(2,846,277)
Bahrain Government International Bond, 5.63%, 09/30/31 (c)	2,000,000	(1,635,880)
Bahrain Government International Bond, 7.00%, 10/12/28 (c)	4,217,000	(4,040,940)
Bahrain Government International Bond, 7.38%, 05/14/30 (a),(c)	3,598,000	(3,426,836)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value
Bahrain Government International Bond, MTN, 5.25%, 01/25/33 (c)	$4,317,000	$(3,340,063)
Chile Government International Bond, 2.55%, 07/27/33 (c)	1,636,000	(1,224,684)
Chile Government International Bond, 3.50%, 01/31/34 (c)	8,440,000	(6,880,890)
Colombia Government International Bond, 7.38%, 09/18/37 (c)	10,964,000	(9,488,096)
Dominican Republic International Bond, 5.50%, 02/22/29 (a),(c)	2,744,000	(2,361,888)
Egypt Government International Bond, 5.25%, 10/06/25 (a),(c)	3,371,000	(2,619,874)
Egypt Government International Bond, 5.88%, 06/11/25 (a),(c)	6,137,000	(4,847,985)
Egypt Government International Bond, 6.59%, 02/21/28 (a),(c)	7,205,000	(5,042,405)
Egypt Government International Bond, 7.50%, 01/31/27 (c)	7,350,000	(5,661,191)
Egypt Government International Bond, 7.90%, 02/21/48	700,000	(364,224)
Egypt Government International Bond, MTN, 3.88%, 02/16/26 (c)	1,800,000	(1,302,156)
Egypt Government International Bond, MTN, 7.60%, 03/01/29 (c)	1,170,000	(816,985)
Indonesia Government International Bond, 4.65%, 09/20/32 (c)	2,278,000	(2,136,607)
Indonesia Government International Bond, 5.35%, 02/11/49 (c)	2,730,000	(2,421,475)
Indonesia Government International Bond, 5.45%, 09/20/52 (c)	268,000	(247,238)
Nigeria Government International Bond, 6.38%, 07/12/23 (a),(c)	2,539,000	(2,462,525)
Nigeria Government International Bond, 7.63%, 11/21/25 (a),(c)	5,510,000	(4,766,150)
Peruvian Government International Bond, 3.55%, 03/10/51 (c)	13,574,000	(9,077,159)
Peruvian Government International Bond, 8.75%, 11/21/33 (c)	2,799,000	(3,368,690)
Turkey Government International Bond, 7.25%, 12/23/23 (c)	4,515,000	(4,523,669)
Turkey Government International Bond, 7.38%, 02/05/25 (c)	9,960,000	(9,561,600)

TOTAL SOVEREIGN DEBT (PROCEEDS $109,853,169)		(94,465,487)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY NOTES — (0.2)%
U.S. Treasury Bonds,
1.88%, 11/15/51 (c)	$(2,650,000)	$(1,752,416)
2.00%, 08/15/51 (c)	(598,000)	(408,462)
2.88%, 05/15/52 (c)	(4,739,000)	(3,974,096)
U.S. Treasury Notes (c)	3,854,600	(3,266,171)

TOTAL U.S. TREASURY NOTES (PROCEEDS $10,012,734)		(9,401,145)

Security Description	Shares	Value

WARRANTS — (0.0)%
North America — (0.0)%
Galectin Therapeutics, Inc. (d)	1,340	0
Salarius Pharmaceuticals, Inc. (a),(d)	1,000	0

Total North America		0

TOTAL WARRANTS (PROCEEDS $0)		0

TOTAL SECURITIES SOLD SHORT — (39.5)% (PROCEEDS $2,034,543,651)		$(1,853,956,722)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security is valued using significant unobservable inputs.
(e)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2022.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(h)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of September 30, 2022. Maturity date presented is the ultimate maturity.
(i)	All or a portion of the security represents an unsettled loan commitment at September 30, 2022 where the rate will be determined at time of settlement.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

(j)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	Non-interest bearing bond.
(m)	When issued or delayed delivery security included.
(n)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Class S, Centiva Offshore Fund LLP, Qube Torus and Statar Capital Class A, are 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021, 6/1/2022, 7/1/2022 and 7/1/2022. Amounts to $459,491,547 and represents 9.8% of Net Assets.

(o)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements of 102%.
(p)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(q)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Options Written Contracts Outstanding at September 30, 2022

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
CRUDE OIL FUT OPT DEC22	100.00 USD	11/16/22	917	(72,186,240)	$(1,092,624)	$(1,017,870)	$74,754
CRUDE OIL FUT OPT DEC22	95.00 USD	11/16/22	14	(1,102,080)	(30,820)	(23,380)	7,440
CRUDE OIL FUT OPT DEC22	145.00 USD	11/16/22	86	(6,769,920)	(394,871)	(10,320)	384,551
CRUDE OIL FUT OPT DEC23	100.00 USD	11/15/23	192	(13,374,720)	(576,292)	(963,840)	(387,548)
CRUDE OIL FUT OPT JUN23	200.00 USD	05/17/23	429	(31,317,000)	(408,202)	(132,990)	275,212
CRUDE OIL FUT OPT NOV22	105.00 USD	10/17/22	300	(300,000)	(720,456)	(33,000)	687,456
CRUDE OIL FUT OPT NOV22	95.00 USD	10/17/22	24	(24,000)	(11,076)	(7,680)	3,396
NAT GAS EURO OPT APR23	7.00 USD	03/28/23	2	(97,740)	(9,625)	(7,708)	1,917
NAT GAS EURO OPT AUG23	7.00 USD	07/26/23	1	(49,240)	(4,813)	(4,511)	302
NAT GAS EURO OPT FEB23	22.00 USD	01/26/23	750	(52,027,500)	(5,177,003)	(2,410,500)	2,766,503
NAT GAS EURO OPT FEB23	10.00 USD	01/26/23	74	(5,133,380)	(747,598)	(747,992)	(394)
NAT GAS EURO OPT JAN23	10.00 USD	12/27/22	63	(4,565,610)	(636,468)	(512,568)	123,900
NAT GAS EURO OPT JAN23	7.00 USD	12/27/22	182	(13,189,540)	(1,872,936)	(2,760,212)	(887,276)
NAT GAS EURO OPT JUL23	7.00 USD	06/27/23	2	(98,280)	(9,625)	(8,290)	1,335
NAT GAS EURO OPT JUN23	6.00 USD	05/25/23	1	(48,480)	(8,103)	(5,465)	2,638
NAT GAS EURO OPT JUN23	7.00 USD	05/25/23	1	(48,480)	(4,813)	(3,545)	1,268
NAT GAS EURO OPT MAR23	10.00 USD	02/23/23	74	(4,460,720)	(747,598)	(615,384)	132,214
NAT GAS EURO OPT MAY23	7.00 USD	04/25/23	2	(95,680)	(9,625)	(6,334)	3,291
NAT GAS EURO OPT OCT23	7.00 USD	09/26/23	1	(49,650)	(4,813)	(5,442)	(629)
NAT GAS EURO OPT SEP23	7.00 USD	08/28/23	2	(97,880)	(9,625)	(9,656)	(31)
NAT GAS STRIP DEC22	3.50 USD	12/22/22	410	(89,138,100)	(378,000)	(23,631,990)	(23,253,990)
PHE 01312023 PHE C7.5	7.50 USD	12/27/22	300	(750,000)	(510,162)	(1,012,050)	(501,888)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
PHE 02282023 PHE C7.5	7.50 USD	01/26/23	300	(750,000)	$(510,162)	$(1,113,000)	$(602,838)
PHE 03312023 PHE C7.5	7.50 USD	02/23/23	300	(750,000)	(510,162)	(881,475)	(371,313)

					$(14,385,472)	$(35,925,202)	$(21,539,730)

Exchange-Traded Put Options Written
CRUDE OIL FUT OPT NOV22	70.00 USD	10/17/22	20	(20,000)	$(21,830)	$(13,600)	$8,230
NAT GAS EURO OPT APR23	4.50 USD	03/28/23	164	(8,014,680)	(685,739)	(1,181,784)	(496,045)
NAT GAS EURO OPT AUG23	4.50 USD	07/26/23	164	(8,075,360)	(685,738)	(1,267,064)	(581,326)
NAT GAS EURO OPT DEC22	2.20 USD	11/25/22	75	(4,156,500)	(29,450)	(1,350)	28,100
NAT GAS EURO OPT DEC23	2.00 USD	11/27/23	76	(4,211,920)	(82,135)	(44,232)	37,903
NAT GAS EURO OPT FEB23	2.00 USD	01/26/23	55	(3,815,350)	(59,490)	(4,290)	55,200
NAT GAS EURO OPT JAN23	5.00 USD	12/27/22	32	(2,319,040)	(275,285)	(98,528)	176,757
NAT GAS EURO OPT JAN23	5.50 USD	12/27/22	150	(10,870,500)	(971,651)	(727,200)	244,451
NAT GAS EURO OPT JAN23	7.00 USD	12/27/22	1	(72,470)	(12,303)	(12,717)	(414)
NAT GAS EURO OPT JAN23	3.50 USD	12/27/22	600	(43,482,000)	(227,442)	(274,800)	(47,358)
NAT GAS EURO OPT JAN23	2.00 USD	12/27/22	55	(3,985,850)	(59,490)	(825)	58,665
NAT GAS EURO OPT JUL23	4.50 USD	06/27/23	164	(8,058,960)	(685,738)	(1,218,520)	(532,782)
NAT GAS EURO OPT JUN23	4.50 USD	05/25/23	164	(7,950,720)	(685,738)	(1,185,884)	(500,146)
NAT GAS EURO OPT MAR23	2.00 USD	02/23/23	55	(3,315,400)	(59,490)	(10,780)	48,710
NAT GAS EURO OPT MAY23	4.50 USD	04/25/23	164	(7,845,760)	(685,738)	(1,186,540)	(500,802)
NAT GAS EURO OPT NOV22	2.20 USD	10/26/22	75	(5,074,500)	(29,450)	(75)	29,375
NAT GAS EURO OPT NOV23	2.00 USD	10/26/23	76	(4,001,400)	(82,135)	(43,016)	39,119
NAT GAS EURO OPT OCT23	4.50 USD	09/26/23	164	(8,142,600)	(685,738)	(1,369,400)	(683,662)
NAT GAS EURO OPT SEP23	4.50 USD	08/28/23	164	(8,026,160)	(685,738)	(1,347,916)	(662,178)

					$(6,710,318)	$(9,988,521)	$(3,278,203)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options Written
Cap Call NOV22	Goldman Sachs International	0.00 USD	11/07/22	28,220,000	(28,220,000)	$(241,281)	$(3)	$241,278
Cap Call OCT25	Goldman Sachs International	0.01 USD	10/20/25	64,430,000	(64,430,000)	(375,000)	(368,281)	6,719

						$(616,281)	$(368,284)	$247,997

OTC Put Options Written
Call SPX 4123.46 USD 12/30/22	CITIBANK N.A.	4,123.46 USD	12/30/22	53,438	(53,438)	$(835,239)	$(1,094,832)	$(259,593)
Put SPX 3282.048 USD 10/31/2022	GOLDMAN SACHS + CO LLC	3,282.05 USD	10/31/22	45,150	(45,150)	(926,153)	(1,496,521)	(570,368)
Put SX5E 2948.15 EUR 12/30/2022	GOLDMAN SACHS + CO LLC	2,948.15 EUR	12/30/22	33,275	(33,275)	(1,638,179)	(2,248,327)	(610,148)

						$(3,399,571)	$(4,839,680)	$(1,440,109)

Total Options Written Outstanding						$(25,111,642)	$(51,121,687)	$(26,010,045)

At September 30, 2022, the Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Latam Airlines Group S.A. , 2022 PIK DIP Delayed Draw Term Loan C, 15.17%, 08/08/23	$2,480,675	$2,529,957	$49,282

Total Unfunded Loan Commitment	$2,480,675	$2,529,957	$49,282

Futures Contracts Outstanding at September 30, 2022

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Long Futures
3 Month Eurodollar	709	ICE	173,058,730 EUR	03/13/23	$(756,334)
3 Month Eurodollar	71	ICE	17,172,520 EUR	06/19/23	36,255
3 Month Eurodollar	40	ICE	9,665,200 EUR	09/18/23	24,795
3 Month Eurodollar	168	ICE	40,680,056 EUR	06/17/24	66,980
90 Day Eurodollar	259	CME	61,957,237 USD	03/13/23	(253,725)
90 Day Eurodollar	249	CME	59,443,901 USD	12/18/23	11,074
90 Day Eurodollar	22	CME	5,269,549 USD	09/16/24	7,701

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
90 Day Eurodollar	2	CME	482,430 USD	12/16/24	$(2,155)
Aluminum	2	LME	128,108 USD	12/19/22	(20,058)
Aluminum	10	LME	608,233 USD	12/21/22	(67,983)
Amsterdam Index	6	Euronext	809,249 EUR	10/21/22	(39,661)
Australian 10-Year Bond	121	SFE	14,537,539 AUD	12/15/22	(234,396)
Australian dollar Currency	22	CME	1,428,852 USD	12/19/22	(17,442)
Brent Crude	42	ICE	3,833,042 USD	10/31/22	(257,162)
Brent Crude	24	ICE	2,006,037 USD	11/30/22	(1,557)
Brent Crude	4	ICE	330,635 USD	12/29/22	(2,675)
Brent Crude	3	ICE	254,960 USD	01/31/23	(12,830)
Brent Crude	5	ICE	401,931 USD	02/28/23	(3,781)
Brent Crude	84	ICE	6,931,242 USD	04/28/23	(382,602)
Brent Crude	5	ICE	405,005 USD	10/31/23	(31,005)
British Pound Currency	22	CME	1,559,638 USD	12/19/22	(22,250)
CAC40 Index	14	Euronext	862,399 EUR	10/21/22	(54,401)
Canadian Dollar Currency	47	CME	3,547,870 USD	12/20/22	(145,305)
CBOE Volatility Index	136	CFE	4,065,646 USD	11/16/22	160,105
CBOE Volatility Index	443	ICE	12,929,073 USD	12/21/22	381,970
CBOE Volatility Index	6	CFE	180,526 USD	03/22/23	554
CME E-Mini Standard & Poor’s 500 Index	179	CME	34,706,518 USD	12/16/22	(2,473,093)
Cocoa	1,902	ICE	46,244,873 USD	12/14/22	(1,471,793)
Coffee ‘C’	200	ICE	17,081,075 USD	03/21/23	(1,139,825)
Copper	155	COMEX	13,156,786 USD	12/28/22	66,652
Corn	731	ICE	24,044,124 USD	03/14/23	956,076
Cotton No.2	58	ICE	3,221,937 USD	03/09/23	(801,887)
DAX Index	2	Eurex	649,579 EUR	12/16/22	(42,023)
Dominion SP	90	ICE	1,729 USD	10/04/22	310,166
Euro Stoxx 50	689	Eurex	23,693,728 EUR	12/16/22	(836,353)
Euro-Bund	95	Eurex	13,775,138 EUR	12/08/22	(606,247)
Euro-Schatz	43	Eurex	4,603,372 EUR	12/08/22	4,629
FTSE 100 Index	27	ICE	1,968,326 GBP	12/16/22	(113,231)
FTSE China Index	22	SGX	286,050 USD	10/28/22	(1,898)
FTSE Taiwan Index	13	SGX	624,668 USD	10/28/22	(17,568)
FTSE/MIB Index	6	IDEM	667,814 EUR	12/16/22	(50,907)
FVSA index—Mini	281	ICE	856,553 EUR	10/19/22	18,388
FVSA index—Mini	498	Eurex	1,473,551 EUR	12/21/22	17,601
Gasoline RBOB	46	NYMEX	4,634,128 USD	10/31/22	(55,675)
Globex Natural Gas	43	NYMEX	2,785,874 USD	01/26/23	197,036
Globex Natural Gas	2	NYMEX	93,003 USD	10/26/23	12,297
Globex Natural Gas	2	NYMEX	93,003 USD	11/27/23	17,837
Gold 100 OZ	8	COMEX	1,393,320 USD	12/28/22	(55,720)
Hang Seng Index	9	ICE	7,952,100 HKD	10/28/22	(26,447)
Henry Hub	90	ICE	910,567 USD	10/27/22	611,783
Henry Hub	290	ICE	2,924,581 USD	11/28/22	2,197,544

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	498	ICE	5,863,856 USD	12/28/22	$3,158,659
Henry Hub	336	ICE	5,276,945 USD	01/27/23	550,135
Henry Hub	186	ICE	2,891,443 USD	02/24/23	(88,423)
Henry Hub	713	ICE	6,190,572 USD	12/29/25	2,975,043
Henry Hub	644	ICE	5,591,484 USD	01/28/26	2,442,416
Henry Hub	713	ICE	6,190,572 USD	02/25/26	2,065,968
Henry Hub	690	ICE	5,990,876 USD	03/27/26	1,067,824
Henry Hub	713	ICE	6,190,572 USD	04/28/26	1,041,030
Henry Hub	690	ICE	5,990,876 USD	05/27/26	1,150,624
Henry Hub	713	ICE	6,190,572 USD	06/26/26	1,311,970
Henry Hub	713	ICE	6,190,572 USD	07/29/26	1,360,098
Henry Hub	690	ICE	5,990,876 USD	08/27/26	1,314,499
Henry Hub	713	ICE	6,190,572 USD	09/28/26	1,463,483
Henry Hub	690	ICE	5,990,876 USD	10/28/26	1,769,899
Henry Hub	713	ICE	6,190,572 USD	11/25/26	2,490,203
HSC Swing	2	ICE	43,422 USD	10/03/22	(18,472)
ICE 3 Month Sonia	231	ICE	55,011,848 GBP	09/19/23	(698,721)
ICE 3 Month Sonia	74	ICE	17,466,543 GBP	09/17/24	259
KOSPI 200 Index	8	KRX FM	620,432,000 KRW	12/08/22	(38,815)
Lean Hogs	403	CME	12,312,376 USD	12/14/22	(24,906)
Live Cattle	368	CME	21,636,350 USD	12/30/22	9,410
Low Sulphar Gasoil	27	ICE	2,556,523 USD	11/10/22	(13,798)
Low Sulphar Gasoil	46	ICE	4,267,627 USD	12/12/22	(117,277)
Low Sulphar Gasoil	1	ICE	93,587 USD	01/12/23	(4,862)
Low Sulphar Gasoil	1	ICE	89,589 USD	02/10/23	(2,364)
Michcon Swing	1	ICE	17,081 USD	10/03/22	(4,368)
MSCI Emerging Market	39	ICE	1,889,245 USD	12/16/22	(189,820)
MSCI Singapore Index	20	SGX	561,368 SGD	10/28/22	(47)
Natural Gas	109	NYMEX	8,636,573 USD	10/27/22	(1,261,633)
Natural Gas	213	NYMEX	17,684,515 USD	11/28/22	(2,636,065)
Natural Gas	169	NYMEX	4,749,191 USD	12/28/22	7,498,239
Natural Gas	84	NYMEX	5,995,234 USD	02/24/23	(931,714)
Natural Gas	149	NYMEX	8,569,166 USD	03/29/23	(1,287,536)
Natural Gas	15	NYMEX	837,078 USD	03/29/23	(104,028)
Natural Gas	7	NYMEX	359,803 USD	04/26/23	(24,923)
Natural Gas	31	NYMEX	1,500,763 USD	04/26/23	(17,723)
Natural Gas	3	NYMEX	156,126 USD	05/26/23	(10,686)
Natural Gas	31	NYMEX	1,500,763 USD	05/26/23	2,117
Natural Gas	31	NYMEX	1,500,763 USD	06/28/23	22,577
Natural Gas	46	NYMEX	2,623,121 USD	07/27/23	(358,081)
Natural Gas	31	NYMEX	1,500,763 USD	08/29/23	16,377
Natural Gas	2	NYMEX	101,294 USD	08/29/23	(3,414)
Natural Gas	314	NYMEX	12,528,286 USD	09/27/23	3,061,814
Natural Gas	100	NYMEX	5,234,072 USD	10/27/23	30,928
Natural Gas	31	NYMEX	1,767,945 USD	11/28/23	(49,925)
Natural Gas	288	NYMEX	12,546,125 USD	12/27/23	3,818,035

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	86	NYMEX	4,670,082 USD	01/29/24	$45,298
Natural Gas	181	NYMEX	8,552,511 USD	01/29/24	1,371,719
Natural Gas	288	NYMEX	15,914,095 USD	02/27/24	(1,447,855)
Natural Gas	13	NYMEX	569,023 USD	03/26/24	(6,643)
Natural Gas	192	NYMEX	9,230,130 USD	03/26/24	(924,210)
Natural Gas	64	NYMEX	2,462,663 USD	04/26/24	270,777
Natural Gas	171	NYMEX	8,339,274 USD	04/26/24	(1,035,864)
Natural Gas	63	NYMEX	2,435,912 USD	05/29/24	300,808
Natural Gas	171	NYMEX	8,339,274 USD	05/29/24	(911,034)
Natural Gas	64	NYMEX	2,462,663 USD	06/26/24	369,337
Natural Gas	171	NYMEX	8,339,274 USD	06/26/24	(772,524)
Natural Gas	64	NYMEX	2,462,663 USD	07/29/24	391,737
Natural Gas	171	NYMEX	8,339,274 USD	07/29/24	(712,674)
Natural Gas	63	NYMEX	2,435,912 USD	08/28/24	364,438
Natural Gas	171	NYMEX	8,339,274 USD	08/28/24	(738,324)
Natural Gas	55	NYMEX	2,117,047 USD	09/26/24	363,453
Natural Gas	178	NYMEX	8,989,556 USD	09/26/24	(961,756)
Natural Gas	15	NYMEX	401,277 USD	10/29/24	313,323
Natural Gas	196	NYMEX	9,512,937 USD	10/29/24	(175,497)
Natural Gas	116	NYMEX	5,506,205 USD	11/26/24	460,835
Natural Gas	196	NYMEX	9,512,937 USD	11/26/24	569,303
Natural Gas	32	NYMEX	971,555 USD	12/27/24	726,365
Natural Gas	49	NYMEX	2,191,207 USD	12/27/24	408,733
Natural Gas	32	NYMEX	971,555 USD	01/29/25	675,165
Natural Gas	49	NYMEX	2,191,207 USD	01/29/25	330,333
Natural Gas	32	NYMEX	971,555 USD	02/26/25	561,565
Natural Gas	49	NYMEX	2,191,207 USD	02/26/25	156,383
Natural Gas	28	NYMEX	919,648 USD	03/27/25	266,432
Natural Gas	39	NYMEX	1,780,469 USD	03/27/25	(128,429)
Natural Gas	28	NYMEX	919,648 USD	04/28/25	255,792
Natural Gas	39	NYMEX	1,780,469 USD	04/28/25	(143,249)
Natural Gas	28	NYMEX	919,648 USD	05/28/25	274,272
Natural Gas	39	NYMEX	1,780,469 USD	05/28/25	(117,509)
Natural Gas	28	NYMEX	919,648 USD	06/26/25	294,992
Natural Gas	39	NYMEX	1,780,469 USD	06/26/25	(88,649)
Natural Gas	28	NYMEX	919,648 USD	07/29/25	300,592
Natural Gas	39	NYMEX	1,780,469 USD	07/29/25	(80,849)
Natural Gas	28	NYMEX	919,648 USD	08/27/25	294,152
Natural Gas	39	NYMEX	1,780,469 USD	08/27/25	(89,819)
Natural Gas	28	NYMEX	919,648 USD	09/26/25	309,272
Natural Gas	39	NYMEX	1,780,469 USD	09/26/25	(68,759)
Natural Gas	32	NYMEX	971,555 USD	10/29/25	499,485
Natural Gas	49	NYMEX	2,191,207 USD	10/29/25	61,323
Natural Gas	32	NYMEX	971,555 USD	11/25/25	619,485
Natural Gas	49	NYMEX	2,191,207 USD	11/25/25	245,073
Natural Gas	54	NYMEX	2,034,693 USD	12/29/26	684,747

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	54	NYMEX	2,034,693 USD	01/27/27	$597,807
Natural Gas	54	NYMEX	2,034,693 USD	02/24/27	398,547
Natural Gas	54	NYMEX	2,034,693 USD	03/29/27	101,547
Natural Gas	54	NYMEX	2,034,693 USD	04/28/27	91,827
Natural Gas	54	NYMEX	2,034,693 USD	05/26/27	132,867
Natural Gas	54	NYMEX	2,034,693 USD	06/28/27	175,527
Natural Gas	54	NYMEX	2,034,693 USD	07/28/27	189,567
Natural Gas	54	NYMEX	2,034,693 USD	08/27/27	183,087
Natural Gas	54	NYMEX	2,034,693 USD	09/28/27	198,207
Natural Gas	54	NYMEX	2,034,693 USD	10/27/27	305,127
Natural Gas	54	NYMEX	2,034,693 USD	11/26/27	505,467
New Zealand Dollar Currency	159	CME	9,471,728 USD	12/19/22	(546,263)
NGPL Midcon Basis	62	ICE	90,342 USD	08/02/23	333
Nickel	6	ICE	799,538 USD	12/21/22	(40,226)
NY Harbor ULSD	22	NYMEX	3,207,775 USD	10/31/22	(231,016)
NY Harbor ULSD	2	NYMEX	269,994 USD	11/30/22	(7,326)
OML Stockholm OMXS30 Index	23	ICE	4,414,208 SEK	10/21/22	(18,491)
Panhandle Basis	30	ICE	78,776 USD	11/02/22	(17,089)
Silver	3	COMEX	289,527 USD	12/28/22	(3,942)
Soybean	544	CBOT	22,782,720 USD	01/13/23	(952,000)
Soybean	248	CBOT	18,280,730 USD	01/13/23	(1,224,530)
Soybean Oil	16	CBOT	614,333 USD	01/13/23	(29,789)
SPI 200	29	ICE	4,967,759 AUD	12/15/22	(179,044)
Sugar 11	803	ICE	15,758,156 USD	02/28/23	142,529
Swiss Market Index	16	Eurex	1,719,070 CHF	12/16/22	(78,677)
Topix	56	ICE	1,060,336,240 JPY	12/08/22	(222,319)
U.S. Treasury 10-Year Note	3,614	CBOT	411,825,989 USD	12/20/22	(6,832,114)
Waha Gas	60	ICE	2,303 USD	10/04/22	296,302
Waha Gas Basis	30	ICE	80,276 USD	04/02/24	(17,276)
Waha Gas Basis	31	ICE	82,952 USD	05/02/24	(17,852)
Waha Gas Basis	30	ICE	80,276 USD	06/04/24	(17,276)
Waha Gas Basis	31	ICE	82,952 USD	07/02/24	(17,852)
Waha Gas Basis	31	ICE	82,952 USD	08/02/24	(17,852)
Waha Gas Basis	30	ICE	80,276 USD	09/04/24	(17,276)
Waha Gas Basis	62	LME	148,854 USD	10/02/24	6,146
Wheat	16	CBOT	697,132 USD	03/14/23	48,468
WTI Crude	35	NYMEX	3,033,956 USD	10/20/22	(251,806)
WTI Crude	28	NYMEX	2,269,743 USD	11/21/22	(65,583)
WTI Crude	6	NYMEX	486,201 USD	03/21/23	(38,541)
WTI Crude	3	NYMEX	252,967 USD	05/22/23	(33,967)
WTI Crude	33	NYMEX	2,427,881 USD	11/20/23	(129,101)
Zinc	6	LME	501,218 USD	12/21/22	(53,768)

					$21,529,384

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)

Short Futures
3 Month Eurodollar	819	ICE	201,021,011 EUR	12/19/22	$850,339
3 Month Eurodollar	74	ICE	18,016,087 EUR	09/18/23	86,894
3 Month Eurodollar	240	ICE	58,239,852 EUR	12/18/23	62,578
3 Month Eurodollar	226	ICE	55,165,929 EUR	03/18/24	356,497
3 Month Eurodollar	290	ICE	70,810,271 EUR	09/16/24	436,511
90 Day Eurodollar	302	CME	72,417,205 USD	12/19/22	458,155
90 Day Eurodollar	15	CME	3,594,423 USD	03/13/23	20,861
90 Day Eurodollar	111	CME	26,536,594 USD	06/19/23	81,131
90 Day Eurodollar	92	CME	22,014,502 USD	09/18/23	67,902
90 Day Eurodollar	14	CME	3,388,363 USD	12/18/23	45,513
90 Day Eurodollar	191	CME	45,981,903 USD	03/18/24	299,478
90 Day Eurodollar	412	CME	99,294,022 USD	06/17/24	589,122
90 Day Eurodollar	3	CME	720,630 USD	09/16/24	1,005
90 Day Eurodollar	11	CME	2,678,709 USD	03/17/25	35,409
90 Day Eurodollar	9	CME	2,183,776 USD	06/16/25	20,289
90 Day Eurodollar	11	CME	2,664,784 USD	09/15/25	19,834
90 Day Eurodollar	5	CME	1,210,537 USD	12/15/25	8,099
90 Day Eurodollar	10	CME	2,432,861 USD	03/16/26	28,111
90 Day Eurodollar	5	CME	1,209,612 USD	06/15/26	7,299
90 Day Eurodollar	5	CME	1,209,399 USD	09/14/26	7,149
90 Day Eurodollar	2	ICE	481,495 USD	12/14/26	670
90 Day Eurodollar	3	LME	722,505 USD	03/15/27	1,417
90 Day Eurodollar	3	CME	722,342 USD	06/14/27	1,405
Aluminum	2	LME	181,742 USD	12/19/22	73,692
Australian dollar Currency	31	CME	2,070,736 USD	12/19/22	81,931
Brent Crude	23	NYMEX	2,175,479 USD	10/31/22	217,259
Brent Crude	37	ICE	3,147,738 USD	10/31/22	(2,442)
Brent Crude	8	ICE	635,621 USD	03/31/23	5,781
Brent Crude	84	ICE	6,663,681 USD	10/31/23	380,481
Brent Crude	5	NYMEX	403,341 USD	10/31/23	29,341
British Pound Currency	18	CME	1,293,718 USD	12/19/22	35,856
California Carbon Allowance Vintage Specific 2022	3,116	ICE	88,318,154 USD	12/23/22	4,965,154
California Carbon Allowance Vintage Specific 2023	1,720	ICE	48,442,084 USD	03/28/23	1,606,484
California Carbon Allowance Vintage Specific 2023	8,916	ICE	280,338,802 USD	12/22/23	23,468,842
Canadian 10- Year Bonds	2	CDE	247,594 CAD	12/19/22	300
Canadian Dollar Currency	41	CME	3,077,612 USD	12/20/22	109,417
CBOE Volatility Index	50	CFE	1,514,807 USD	10/19/22	(60,993)
CBOE Volatility Index	268	CFE	7,978,069 USD	01/18/23	(250,094)
CBOE Volatility Index	2	CFE	59,524 USD	02/15/23	(1,096)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s MidCap 400 Index	7	CME	1,631,984 USD	12/16/22	$86,244
Cocoa	2,248	ICE	54,470,252 USD	03/16/23	1,867,052
Coffee ‘C’	180	ICE	15,831,398 USD	12/19/22	876,773
Copper	27	COMEX	2,322,782 USD	12/28/22	19,345
Copper	174	COMEX	14,766,157 USD	03/29/23	2,257
Corn	725	CBOT	23,621,777 USD	12/14/22	(937,598)
Cotton No.2	60	ICE	3,415,999 USD	12/07/22	855,799
DAX Index	14	Eurex	4,545,996 EUR	12/16/22	293,129
DJIA mini E-CBOT	4	ICE	583,468 USD	12/16/22	7,448
Dominion SP	31	ICE	70,165 USD	03/02/23	(17,271)
Dominion SP	31	ICE	43,427 USD	03/04/24	942
E-mini Russell 2000	559	CME	51,526,738 USD	12/16/22	4,855,828
Euro BOBL	171	Eurex	20,781,468 EUR	12/08/22	298,149
Euro BTP	7	Eurex	819,566 EUR	12/08/22	34,994
Euro FX	108	CME	13,565,008 USD	12/19/22	251,983
Euro OAT	10	Eurex	1,373,958 EUR	12/08/22	51,705
Euro Stoxx 50	42	Eurex	1,481,903 EUR	12/16/22	87,815
Euro-Bund	126	Eurex	18,059,304 EUR	12/08/22	597,404
Euro-BUXL 30- Year Bonds	66	Eurex	10,169,466 EUR	12/08/22	481,426
FTSE 100 Index	25	ICE	1,746,170 GBP	12/16/22	19,589
Gasoline RBOB	32	NYMEX	3,136,930 USD	11/30/22	74,088
Globex Natural Gas	14	NYMEX	578,176 USD	10/26/22	(369,064)
Globex Natural Gas	3	NYMEX	263,995 USD	11/25/22	52,045
Globex Natural Gas	93	NYMEX	6,200,240 USD	12/27/22	(539,470)
Globex Natural Gas	26	NYMEX	1,711,355 USD	02/23/23	144,075
Globex Natural Gas	9	NYMEX	412,185 USD	03/28/23	(27,645)
Globex Natural Gas	9	NYMEX	412,185 USD	04/25/23	(18,375)
Globex Natural Gas	9	NYMEX	412,185 USD	05/25/23	(24,135)
Globex Natural Gas	9	NYMEX	412,185 USD	06/27/23	(30,075)
Globex Natural Gas	9	NYMEX	412,185 USD	07/26/23	(30,975)
Globex Natural Gas	9	NYMEX	412,185 USD	08/28/23	(28,275)
Globex Natural Gas	13	NYMEX	595,378 USD	09/26/23	(50,072)
Globex Natural Gas	11	NYMEX	384,981 USD	12/26/23	(240,039)
Globex Natural Gas	11	NYMEX	384,981 USD	01/26/24	(218,149)
Globex Natural Gas	11	NYMEX	384,981 USD	02/26/24	(167,549)
Globex Natural Gas	20	NYMEX	779,966 USD	03/25/24	(85,234)
Globex Natural Gas	20	NYMEX	779,966 USD	04/25/24	(74,234)
Globex Natural Gas	20	NYMEX	779,966 USD	05/28/24	(88,834)
Globex Natural Gas	20	NYMEX	779,966 USD	06/25/24	(105,034)
Globex Natural Gas	20	NYMEX	779,966 USD	07/26/24	(112,034)
Globex Natural Gas	20	NYMEX	779,966 USD	08/27/24	(109,034)
Globex Natural Gas	20	NYMEX	779,966 USD	09/25/24	(122,034)
Globex Natural Gas	11	NYMEX	384,981 USD	10/28/24	(139,059)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Globex Natural Gas	11	NYMEX	384,981 USD	11/25/24	$(180,859)
Globex Natural Gas	26	NYMEX	1,008,155 USD	12/26/24	(371,405)
Globex Natural Gas	26	NYMEX	1,008,155 USD	01/28/25	(329,805)
Globex Natural Gas	26	NYMEX	1,008,155 USD	02/25/25	(237,505)
Globex Natural Gas	26	NYMEX	1,008,155 USD	03/26/25	(93,205)
Globex Natural Gas	26	NYMEX	1,008,155 USD	04/25/25	(83,325)
Globex Natural Gas	26	NYMEX	1,008,155 USD	05/27/25	(100,485)
Globex Natural Gas	26	NYMEX	1,008,155 USD	06/25/25	(119,725)
Globex Natural Gas	26	NYMEX	1,008,155 USD	07/28/25	(124,925)
Globex Natural Gas	26	NYMEX	1,008,155 USD	08/26/25	(118,945)
Globex Natural Gas	26	NYMEX	1,008,155 USD	09/25/25	(132,985)
Globex Natural Gas	26	NYMEX	1,008,155 USD	10/28/25	(187,065)
Globex Natural Gas	26	NYMEX	1,008,155 USD	11/24/25	(284,565)
Gold 100 OZ	25	COMEX	4,289,243 USD	12/28/22	109,243
Henry Hub	21	NYMEX	166,934 USD	10/26/22	(188,281)
Henry Hub	21	NYMEX	166,934 USD	11/25/22	(203,978)
Henry Hub	153	NYMEX	1,746,045 USD	12/27/22	(1,025,933)
Henry Hub	98	NYMEX	752,559 USD	01/26/23	(947,006)
Henry Hub	172	NYMEX	2,349,915 USD	02/23/23	(242,125)
Henry Hub	87	NYMEX	1,212,324 USD	03/28/23	149,401
Henry Hub	351	ICE	4,393,043 USD	03/29/23	104,700
Henry Hub	87	NYMEX	1,212,324 USD	04/25/23	171,804
Henry Hub	357	ICE	4,417,038 USD	04/26/23	147,318
Henry Hub	87	NYMEX	1,212,324 USD	05/25/23	157,884
Henry Hub	351	ICE	4,341,293 USD	05/26/23	87,173
Henry Hub	87	NYMEX	1,212,324 USD	06/27/23	143,529
Henry Hub	357	ICE	4,417,038 USD	06/28/23	31,293
Henry Hub	87	NYMEX	1,212,324 USD	07/26/23	141,354
Henry Hub	357	ICE	4,417,038 USD	07/27/23	22,368
Henry Hub	87	NYMEX	1,212,324 USD	08/28/23	147,879
Henry Hub	351	ICE	4,341,293 USD	08/29/23	46,808
Henry Hub	87	NYMEX	1,212,324 USD	09/26/23	132,436
Henry Hub	1,043	ICE	10,346,808 USD	09/27/23	(2,599,429)
Henry Hub	86	NYMEX	537,769 USD	10/26/23	(594,206)
Henry Hub	86	Euronext	537,769 USD	11/27/23	(653,761)
Henry Hub	441	ICE	5,567,239 USD	12/27/23	(697,166)
Henry Hub	1,093	ICE	12,029,049 USD	01/29/24	(2,953,248)
Henry Hub	1,127	ICE	12,336,261 USD	02/27/24	(1,816,041)
Henry Hub	170	NYMEX	1,109,124 USD	03/25/24	(729,426)
Henry Hub	656	ICE	8,162,426 USD	03/26/24	1,067,786
Henry Hub	170	NYMEX	1,109,124 USD	04/25/24	(706,051)
Henry Hub	681	ICE	8,401,819 USD	04/26/24	1,130,442
Henry Hub	170	NYMEX	1,109,124 USD	05/28/24	(737,076)
Henry Hub	656	ICE	8,162,426 USD	05/29/24	1,038,266

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	170	NYMEX	1,109,124 USD	06/25/24	$(771,501)
Henry Hub	681	ICE	8,401,819 USD	06/26/24	868,257
Henry Hub	170	NYMEX	1,109,124 USD	07/26/24	(786,376)
Henry Hub	681	ICE	8,401,819 USD	07/29/24	808,669
Henry Hub	170	NYMEX	1,109,124 USD	08/27/24	(780,001)
Henry Hub	656	ICE	8,162,426 USD	08/28/24	872,626
Henry Hub	170	NYMEX	1,109,124 USD	09/25/24	(807,626)
Henry Hub	681	ICE	8,401,819 USD	09/26/24	723,544
Henry Hub	1,170	ICE	12,574,861 USD	10/29/24	(1,359,839)
Henry Hub	1,189	ICE	12,741,540 USD	11/26/24	(2,549,000)
Henry Hub	6	NYMEX	59,695 USD	12/26/24	(19,895)
Henry Hub	155	ICE	1,724,472 USD	12/27/24	(331,603)
Henry Hub	6	NYMEX	59,695 USD	01/28/25	(17,495)
Henry Hub	140	ICE	1,557,588 USD	01/29/25	(243,513)
Henry Hub	6	NYMEX	59,695 USD	02/25/25	(12,170)
Henry Hub	155	ICE	1,724,472 USD	02/26/25	(132,041)
Henry Hub	6	NYMEX	59,695 USD	03/26/25	(3,845)
Henry Hub	150	ICE	1,668,844 USD	03/27/25	80,344
Henry Hub	6	NYMEX	59,695 USD	04/25/25	(3,275)
Henry Hub	155	ICE	1,724,472 USD	04/28/25	97,747
Henry Hub	6	NYMEX	59,695 USD	05/27/25	(4,265)
Henry Hub	150	ICE	1,668,844 USD	05/28/25	69,844
Henry Hub	6	NYMEX	59,695 USD	06/25/25	(5,375)
Henry Hub	155	ICE	1,724,472 USD	06/26/25	43,497
Henry Hub	6	NYMEX	59,695 USD	07/28/25	(5,675)
Henry Hub	155	ICE	1,724,472 USD	07/29/25	35,747
Henry Hub	6	NYMEX	59,695 USD	08/26/25	(5,330)
Henry Hub	150	ICE	1,668,844 USD	08/27/25	43,219
Henry Hub	6	NYMEX	59,695 USD	09/25/25	(6,140)
Henry Hub	155	ICE	1,724,472 USD	09/26/25	23,734
Henry Hub	6	NYMEX	59,695 USD	10/28/25	(9,260)
Henry Hub	150	ICE	1,668,844 USD	10/29/25	(55,031)
Henry Hub	6	NYMEX	59,695 USD	11/24/25	(14,885)
Henry Hub	155	ICE	1,724,472 USD	11/25/25	(202,178)
Henry Hub	1	ICE	10,424 USD	12/29/26	(2,166)
Henry Hub	4	ICE	41,697 USD	01/27/27	(7,054)
Henry Hub	1	ICE	10,424 USD	02/24/27	(841)
Henry Hub	2	ICE	20,848 USD	03/29/27	1,068
Henry Hub	1	ICE	10,424 USD	04/28/27	579
Henry Hub	2	ICE	20,848 USD	05/26/27	778
Henry Hub	1	ICE	10,424 USD	06/28/27	192
Henry Hub	1	ICE	10,424 USD	07/28/27	127
Henry Hub	2	ICE	20,848 USD	08/27/27	283
Henry Hub	1	ICE	10,424 USD	09/28/27	72

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	2	ICE	20,848 USD	10/27/27	$(847)
Henry Hub	1	ICE	10,424 USD	11/26/27	(1,351)
Henry Swing	1	ICE	19,529 USD	10/03/22	3,067
HSC Index	60	ICE	105 USD	10/04/22	(242,220)
ICE 3 Month Sonia	232	ICE	55,300,014 GBP	06/20/23	721,977
ICE 3 Month Sonia	144	ICE	33,987,830 GBP	12/19/23	84,668
ICE 3 Month Sonia	94	ICE	22,159,635 GBP	03/19/24	6,906
ICE 3 Month Sonia	31	ICE	7,316,311 GBP	06/18/24	5,972
ICE 3 Month Sonia	182	ICE	43,403,543 GBP	12/17/24	443,207
IFSC AUDUSD	2	CME	37,076 USD	10/03/22	17,101
japan Yen Currency	39	KRX FM	3,423,378 USD	12/19/22	28,672
Lean Hogs	478	CME	15,323,384 USD	02/14/23	137,324
Live Cattle	444	CME	26,804,136 USD	02/28/23	48,696
Long Gilt	2	ICE	214,074 GBP	12/28/22	23,753
Low Sulphar Gasoil	33	ICE	3,199,998 USD	11/10/22	92,223
Mexican Peso Currency	56	CME	1,374,845 USD	12/19/22	2,565
Michcon Basis	90	ICE	1,421 USD	10/04/22	(362,291)
Michcon Basis	93	ICE	15,194 USD	03/02/23	17,937
NASDAQ 100 E-Mini	9	CME	2,138,375 USD	12/16/22	151,985
Natural Gas	112	NYMEX	9,135,217 USD	10/27/22	1,557,297
Natural Gas	173	NYMEX	13,469,196 USD	10/27/22	1,764,016
Natural Gas	21	NYMEX	155,400 USD	10/27/22	(199,815)
Natural Gas	157	ICE	8,193,700 USD	11/28/22	(2,898,350)
Natural Gas	21	NYMEX	155,400 USD	11/28/22	(215,513)
Natural Gas	1	NYMEX	6,769 USD	12/28/22	(11,349)
Natural Gas	350	NYMEX	28,214,319 USD	12/28/22	2,849,819
Natural Gas	87	NYMEX	7,179,390 USD	01/27/23	1,144,200
Natural Gas	4	NYMEX	27,101 USD	01/27/23	(42,269)
Natural Gas	23	NYMEX	1,816,199 USD	01/27/23	220,689
Natural Gas	53	NYMEX	2,351,109 USD	02/24/23	(843,731)
Natural Gas	1	NYMEX	6,769 USD	02/24/23	(8,301)
Natural Gas	2	NYMEX	13,546 USD	03/29/23	(10,889)
Natural Gas	192	NYMEX	8,087,500 USD	03/29/23	(1,295,540)
Natural Gas	76	NYMEX	3,577,025 USD	04/26/23	(58,815)
Natural Gas	1	NYMEX	6,769 USD	04/26/23	(5,191)
Natural Gas	72	NYMEX	3,363,743 USD	05/26/23	(126,817)
Natural Gas	2	NYMEX	13,546 USD	05/26/23	(10,694)
Natural Gas	73	NYMEX	4,109,851 USD	06/28/23	522,631
Natural Gas	1	NYMEX	6,769 USD	06/28/23	(5,516)
Natural Gas	7	NYMEX	363,147 USD	07/27/23	18,467
Natural Gas	87	NYMEX	5,132,850 USD	07/27/23	848,970
Natural Gas	1	NYMEX	6,769 USD	07/27/23	(5,541)
Natural Gas	76	NYMEX	3,412,385 USD	08/29/23	(307,055)
Natural Gas	2	NYMEX	13,546 USD	08/29/23	(10,924)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	1	NYMEX	6,778 USD	09/27/23	$(5,635)
Natural Gas	183	NYMEX	10,741,785 USD	09/27/23	1,655,835
Natural Gas	2	NYMEX	13,555 USD	10/27/23	(12,770)
Natural Gas	19	NYMEX	570,517 USD	10/27/23	(429,833)
Natural Gas	1	NYMEX	6,778 USD	11/28/23	(7,078)
Natural Gas	19	NYMEX	570,517 USD	11/28/23	(482,463)
Natural Gas	121	NYMEX	7,157,076 USD	12/27/23	281,856
Natural Gas	11	NYMEX	451,291 USD	02/27/24	(101,239)
Natural Gas	33	NYMEX	1,472,942 USD	12/29/25	(223,918)
Natural Gas	141	NYMEX	5,123,357 USD	12/29/25	(2,126,863)
Natural Gas	33	NYMEX	1,472,542 USD	01/28/26	(174,158)
Natural Gas	141	NYMEX	5,123,357 USD	01/28/26	(1,912,543)
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	(56,018)
Natural Gas	141	NYMEX	5,123,357 USD	02/25/26	(1,407,763)
Natural Gas	33	NYMEX	1,472,942 USD	03/27/26	122,582
Natural Gas	141	NYMEX	5,123,357 USD	03/27/26	(646,363)
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	133,732
Natural Gas	141	NYMEX	5,123,357 USD	04/28/26	(597,013)
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	106,742
Natural Gas	141	NYMEX	5,123,357 USD	05/27/26	(714,043)
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	83,572
Natural Gas	141	NYMEX	5,123,357 USD	06/26/26	(811,333)
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	74,662
Natural Gas	141	NYMEX	5,123,357 USD	07/29/26	(849,403)
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	75,392
Natural Gas	141	NYMEX	5,123,357 USD	08/27/26	(847,993)
Natural Gas	33	NYMEX	1,472,542 USD	09/28/26	55,522
Natural Gas	141	NYMEX	5,123,357 USD	09/28/26	(931,183)
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	(12,128)
Natural Gas	141	NYMEX	5,123,357 USD	10/28/26	(1,220,233)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	(134,558)
Natural Gas	141	NYMEX	5,123,357 USD	11/25/26	(1,743,343)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(298,180)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	(212,850)
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	(17,280)
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	274,220
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	283,760
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	243,480
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	201,610
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	187,830
Natural Gas	53	ICE	2,370,900 USD	08/27/27	191,010
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	176,170
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	71,230
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	(125,400)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
NGPL Midcon Basis	60	ICE	87,428 USD	04/04/23	$(4,553)
NGPL Midcon Basis	62	ICE	90,342 USD	05/02/23	(3,542)
NGPL Midcon Basis	60	ICE	87,428 USD	06/02/23	(6,053)
NGPL Midcon Basis	62	ICE	90,342 USD	07/05/23	2,658
NGPL Midcon Basis	60	LME	87,428 USD	09/05/23	(53)
NGPL Midcon Basis	62	ICE	90,342 USD	10/03/23	15,446
NY Harbor ULSD	1	NYMEX	140,169 USD	10/31/22	4,862
NY Harbor ULSD	15	CBOT	580,508 USD	12/14/22	26,468
Platinum	30	NYMEX	1,271,028 USD	01/27/23	(17,622)
Silver	13	COMEX	1,230,508 USD	12/28/22	(7,027)
Soyabean	241	ICE	17,702,848 USD	11/14/22	1,257,611
Soyabean	509	CBOT	21,515,524 USD	12/14/22	1,002,824
Sugar 11	930	ICE	17,686,644 USD	04/28/23	41,940
Swiss Franc Currency	21	CME	2,733,915 USD	12/19/22	52,740
U.S. Treasury 10-Year Note	113	CBOT	12,842,024 USD	12/20/22	178,961
U.S. Treasury 2-Year Note	260	CBOT	53,706,574 USD	12/30/22	305,011
U.S. Treasury 5-Year Note	151	CBOT	16,367,757 USD	12/30/22	134,077
U.S. Treasury Long Bond	29	CBOT	3,920,160 USD	12/20/22	254,379
U.S. Treasury Ultra Bond	58	CBOT	8,283,170 USD	12/20/22	337,170
Wheat	9	CBOT	380,917 USD	12/14/22	(33,758)
WTI Crude	15	NYMEX	1,283,132 USD	10/20/22	90,782
WTI Crude	12	NYMEX	1,026,238 USD	12/20/22	93,238
WTI Crude	8	NYMEX	670,442 USD	01/20/23	57,402
WTI Crude	1	NYMEX	81,913 USD	02/21/23	6,343

					$21,430,635

Total Futures Contracts Outstanding					$42,960,019

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2022

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	39,062,000	USD	5,614,908	State Street Bank and Trust Company	12/19/22	$(89,083)
CNY	49,018,000	USD	7,086,086	State Street Bank and Trust Company	09/19/22	—
COP	1,318,000,000	USD	294,903	State Street Bank and Trust Company	12/19/22	(12,966)
CZK	16,700,000	USD	665,505	State Street Bank and Trust Company	12/19/22	(3,867)
EUR	875,112	USD	876,090	Morgan Stanley & Co., Inc.	12/21/22	(13,197)
HKD	5,131,000	USD	654,957	State Street Bank and Trust Company	12/19/22	(373)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	148,900,000	USD	354,875	State Street Bank and Trust Company	12/19/22	$(17,083)
IDR	87,697,300,000	USD	5,890,469	State Street Bank and Trust Company	12/19/22	(144,009)
ILS	2,600,000	USD	759,633	State Street Bank and Trust Company	12/19/22	(25,412)
INR	16,000,000	USD	198,618	State Street Bank and Trust Company	12/19/22	(3,319)
KRW	8,532,200,000	USD	6,195,192	State Street Bank and Trust Company	12/19/22	(205,941)
PEN	2,370,000	USD	599,978	State Street Bank and Trust Company	12/19/22	(10,017)
PHP	84,500,000	USD	1,477,402	State Street Bank and Trust Company	12/19/22	(37,969)
PLN	9,700,000	USD	2,065,511	State Street Bank and Trust Company	12/19/22	(132,853)
SEK	15,190,727	USD	1,438,360	State Street Bank and Trust Company	12/19/22	(62,971)
SGD	4,115,000	USD	2,948,954	State Street Bank and Trust Company	12/19/22	(80,892)
THB	10,600,000	USD	288,013	State Street Bank and Trust Company	12/19/22	(5,417)
ZAR	6,400,000	USD	359,307	State Street Bank and Trust Company	12/19/22	(8,029)
USD	8,663,099	AUD	12,567,419	State Street Bank and Trust Company	12/19/22	614,138
USD	14,934,039	AUD	20,948,000	State Street Bank and Trust Company	11/16/22	1,527,449
USD	385,615	BRL	2,100,000	State Street Bank and Trust Company	11/03/22	(878)
USD	413,345	BRL	2,100,000	State Street Bank and Trust Company	10/04/22	24,049
USD	3,732,387	CHF	3,535,000	State Street Bank and Trust Company	12/19/22	121,525
USD	605,542	CLP	555,100,000	State Street Bank and Trust Company	12/19/22	40,020
USD	18,739,408	CNY	129,718,000	State Street Bank and Trust Company	12/19/22	389,119
USD	610,845	COP	2,713,800,000	State Street Bank and Trust Company	12/19/22	30,328
USD	1,098,183	CZK	26,900,000	State Street Bank and Trust Company	12/19/22	32,430
USD	757,975	EUR	777,999	Morgan Stanley & Co., Inc.	12/21/22	(9,161)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,284,481	EUR	3,196,000	State Street Bank and Trust Company	10/25/22	$147,724
USD	161,649	EUR	158,000	Citibank N.A.	11/01/22	6,503
USD	194,365	EUR	191,000	Citibank N.A.	11/21/22	6,554
USD	18,750,348	GBP	16,417,000	State Street Bank and Trust Company	12/21/22	398,409
USD	117,977	GBP	97,000	Citibank N.A.	11/01/22	9,606
USD	1,334,614	GBP	1,147,000	Citibank N.A.	12/06/22	52,902
USD	990,767	HUF	399,200,000	State Street Bank and Trust Company	12/19/22	85,149
USD	980,831	ILS	3,285,000	State Street Bank and Trust Company	12/19/22	53,171
USD	316,393	MXN	6,400,000	State Street Bank and Trust Company	12/19/22	2,898
USD	513,822	NOK	5,413,334	State Street Bank and Trust Company	12/19/22	15,757
USD	939,676	PHP	54,800,000	State Street Bank and Trust Company	12/19/22	6,173
USD	520,341	SEK	5,800,000	State Street Bank and Trust Company	12/19/22	(4,799)
USD	2,946,441	SGD	4,115,000	State Street Bank and Trust Company	09/19/22	—
USD	644,784	SGD	910,000	State Street Bank and Trust Company	12/19/22	10,534
USD	499,030	THB	18,000,000	State Street Bank and Trust Company	12/19/22	19,151
USD	188,295	TRY	3,700,000	State Street Bank and Trust Company	12/19/22	6,887
USD	13,428,789	TWD	413,000,000	State Street Bank and Trust Company	12/19/22	344,760
USD	792,641	ZAR	13,700,000	State Street Bank and Trust Company	12/19/22	40,687

Total Forward Foreign Currency Exchange Contracts Outstanding						$3,117,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.38	1.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	3,600,000 USD	$(353,972)	$(298,080)	$(55,892)
CDX.NA.HY.39	5.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	1,125,000 USD	(46,709)	(53,378)	6,669
CDX.NA.IG.39	1.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	17,500,000 USD	(63,364)	(22,419)	(40,945)
iTraxx Europe Crossover Series 38	5.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	5,100,000 EUR	(264,890)	(199,816)	(65,074)
iTraxx Europe Main Series 38	1.00%	3M	12/20/27	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	21,150,000 EUR	(326,817)	(222,545)	(104,272)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$(1,055,752)	$(796,238)	$(259,514)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of China	1.00%	3M	12/20/2027	Goldman Sachs International	4,350,000	USD	$16,972	$(45,050)	$62,022
Republic of China	1.00%	3M	6/20/2023	Citigroup Global Markets, Inc.	13,600,000	USD	(62,959)	(128,116)	65,157
Republic of China	1.00%	3M	6/20/2023	Citigroup Global Markets, Inc.	7,000,000	USD	(32,405)	(66,403)	33,998
Republic of Qatar	1.00%	3M	12/20/2027	Goldman Sachs International	10,000,000	USD	(185,949)	(187,073)	1,124
Republic of Saudi Arabia	1.00%	3M	12/20/2027	Goldman Sachs International	10,000,000	USD	(182,640)	(179,966)	(2,674)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$(446,981)	$(606,608)	$159,627

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	1M	10/17/2057	Goldman Sachs Bank USA	229,000	USD	$3,426	$962	$2,464
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	7,363,000	USD	1,369,798	71,578	1,298,220
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	5,645,000	USD	1,050,184	453,500	596,684
CMBX.NA.BBB-.10	3.00%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,102,000	USD	205,014	374,805	(169,791)
CMBX.NA.BBB-.8	3.00%	1M	10/17/2057	Morgan Stanley Capital Services LLC	69,000	USD	11,934	14,170	(2,236)
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs Bank USA	38,000	USD	569	351	218
CMBX.NA.BBB-.8	2.00%	1M	10/17/2057	Goldman Sachs Bank USA	38,000	USD	569	428	141
CMBX.NA.BBB-.9	3.00%	1M	9/17/2058	Credit Suisse International	10,000	USD	1,951	594	1,357
CMBX.NA.BBB-.9	3.00%	1M	9/17/2058	Goldman Sachs International	177,000	USD	34,528	5,120	29,408

Total OTC Credit Default Swaps on Index (Buy Protection)							$2,677,973	$921,508	$1,756,465

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2022

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs Bank USA	BBB-	1,096,000	USD	$(203,898)	$(30,005)	$(173,893)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	18,066,000	USD	(3,360,962)	(682,643)	(2,678,319)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	J.P. Morgan Securities LLC	BBB-	7,500,000	USD	(1,225,848)	(620,026)	(605,822)
CMBX.NA.BBB-.8	2.00%	1M	12/16/72	Morgan Stanley & Co. LLC	BBB-	603,000	USD	(55,143)	(41,396)	(13,747)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	246,000	USD	(3,681)	(941)	(2,740)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	100,000	USD	(1,496)	(1,537)	41
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	132,000	USD	(1,975)	(1,373)	(602)
CMBX.NA.BBB-.8	2.00%	1M	10/17/57	Goldman Sachs International	BBB-	398,000	USD	(5,956)	(5,212)	(744)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	286,000	USD	(49,466)	(20,492)	(28,974)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	1,294,000	USD	(223,811)	(72,380)	(151,431)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	232,000	USD	(40,127)	(5,855)	(34,272)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	J.P. Morgan Securities LLC	BBB-	2,160,000	USD	(373,594)	(114,150)	(259,444)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	J.P. Morgan Securities LLC	BBB-	187,000	USD	$(36,479)	$(962)	$(35,517)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(5,582,436)	$(1,596,972)	$(3,985,464)

OTC Total Return Swaps Outstanding at September 30, 2022

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1Life Healthcare, Inc.	07/24/24	M	2.82%	JPMorgan Chase Bank, N.A.	7,253,510 USD	$8,469
Activision Blizzard, Inc.	01/22/24	M	2.82%	JPMorgan Chase Bank, N.A.	6,655,727 USD	(86,599)
AECC Aero-Engine Control Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	81,506 USD	(384)
AECC Aero-Engine Control Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	44,469 USD	(188)
AECC Aviation Power Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	17,843 USD	(95)
AECC Aviation Power Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	596 USD	(4)
Alleghany Corp.	03/25/24	M	2.82%	JPMorgan Chase Bank, N.A.	509,277 USD	(1,458)
Allmed Medical Products Co., Ltd.	09/23/24	M	3.16%	JPMorgan Chase Bank, N.A.	10,621 USD	490
Allmed Medical Products Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	4,600 USD	209
Ally Financial, Inc.	05/23/23	M	3.08%	Morgan Stanley Capital Services LLC	918,122 USD	(107,740)
Amlogic Shanghai Co., Ltd.	09/04/24	M	3.03%	JPMorgan Chase Bank, N.A.	78,185 USD	(4,866)
Amlogic Shanghai Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	19,340 USD	(1,010)
An Hui Wenergy Co., Ltd.	07/16/24	M	2.74%	JPMorgan Chase Bank, N.A.	567,406 USD	(50,555)
An Hui Wenergy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	287,508 USD	(25,956)
Anfu CE Link Ltd.	09/09/24	M	2.81%	JPMorgan Chase Bank, N.A.	345,494 USD	(30,774)
Anfu CE Link Ltd.	01/26/24	M	3.47%	Credit Suisse International	179,982 USD	(15,949)
Angang Steel Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	272,270 USD	(536)
Angang Steel Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	148,775 USD	(58)
Anhui Annada Titanium Industry Co., Ltd.	09/04/24	M	3.16%	JPMorgan Chase Bank, N.A.	13,763 USD	(1,108)
Anhui Fengyuan Pharmaceutical Co., Ltd.	09/04/24	M	2.98%	JPMorgan Chase Bank, N.A.	2,700 USD	(37)
Anhui Huilong Agricultural Means of Production Co., Ltd.	09/11/24	M	2.81%	JPMorgan Chase Bank, N.A.	436,816 USD	(17,469)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anhui Huilong Agricultural Means of Production Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	214,427 USD	$(8,647)
Anhui Jinhe Industrial Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	278,174 USD	2,272
Anhui Jinhe Industrial Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	152,795 USD	1,050
Anhui Tatfook Technology Co., Ltd.	09/20/24	M	2.91%	JPMorgan Chase Bank, N.A.	416,750 USD	(24,416)
Anhui Tatfook Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	203,215 USD	(11,747)
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	09/04/24	M	3.40%	JPMorgan Chase Bank, N.A.	418,779 USD	(9,413)
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	204,299 USD	(4,439)
Anhui Xinbo Aluminum Co., Ltd.	09/11/24	M	3.47%	JPMorgan Chase Bank, N.A.	12,470 USD	(1,155)
Anhui Xinhua Media Co., Ltd.	05/14/24	M	2.80%	JPMorgan Chase Bank, N.A.	296,875 USD	(18,541)
Anhui Xinhua Media Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	142,233 USD	(8,719)
Anhui Xinli Finance Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	5,514 USD	(145)
Anker Innovations Technology Co., Ltd.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	72,143 USD	1,329
Anker Innovations Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	29,156 USD	559
Apeloa Pharmaceutical Co., Ltd.	09/04/24	M	2.77%	JPMorgan Chase Bank, N.A.	119,647 USD	67
Apeloa Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	28,420 USD	61
Asia - Potash International Investment Guangzhou Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,335 USD	(39)
Asia - Potash International Investment Guangzhou Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,087 USD	(27)
Asymchem Laboratories Tianjin Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	219,406 USD	442
Asymchem Laboratories Tianjin Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	454,248 USD	1,096
Baida Group Co., Ltd.	09/11/24	M	2.72%	JPMorgan Chase Bank, N.A.	8,869 USD	(402)
Baida Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,355 USD	(118)
Baiyang Investment Group, Inc.	08/21/24	M	2.72%	JPMorgan Chase Bank, N.A.	19,488 USD	(1,532)
Baiyang Investment Group, Inc.	01/26/24	M	3.47%	Credit Suisse International	91 USD	(7)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Baiyin Nonferrous Group Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	87,087 USD	$(482)
Baiyin Nonferrous Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	47,614 USD	(208)
Bank of Jiangsu Co., Ltd.	08/27/24	M	2.93%	JPMorgan Chase Bank, N.A.	88,494 USD	1,212
Bank of Jiangsu Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	50,870 USD	750
Bank of Ningbo Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	388,625 USD	5,572
Bank of Ningbo Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	184,717 USD	3,038
Bank of Qingdao Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	236,404 USD	2,721
Bank of Qingdao Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	129,543 USD	1,349
Bank of Suzhou Co., Ltd.	09/25/24	M	3.34%	JPMorgan Chase Bank, N.A.	242,737 USD	(908)
Bank of Suzhou Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	134,449 USD	(695)
Bank of Zhengzhou Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	37,800 USD	(254)
Bank of Zhengzhou Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	20,697 USD	(138)
Baoshan Iron & Steel Co., Ltd.	08/06/24	M	3.47%	JPMorgan Chase Bank, N.A.	99,439 USD	(191)
Baoshan Iron & Steel Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	54,324 USD	(27)
Baotou Dongbao Bio-Tech Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	26,840 USD	(10)
Baotou Dongbao Bio-Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,639 USD	(4)
BECE Legend Group Co., Ltd.	09/23/24	M	3.45%	JPMorgan Chase Bank, N.A.	6,797 USD	(397)
BECE Legend Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	73 USD	(4)
Beijing Andawell Science & Technology Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	187,533 USD	(6,033)
Beijing Andawell Science & Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	102,538 USD	(3,159)
Beijing Compass Technology Development Co., Ltd.	09/23/24	M	3.21%	JPMorgan Chase Bank, N.A.	119,245 USD	(1,777)
Beijing Compass Technology Development Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	61,712 USD	(848)
Beijing Easpring Material Technology Co., Ltd.	06/18/24	M	1.97%	JPMorgan Chase Bank, N.A.	431,287 USD	(19,581)
Beijing Easpring Material Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	212,172 USD	(10,145)
Beijing Electronic Zone High-tech Group Co., Ltd.	08/21/24	M	3.40%	JPMorgan Chase Bank, N.A.	228,785 USD	(5,445)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Electronic Zone High-tech Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	124,748 USD	$(2,527)
Beijing Enlight Media Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	93,547 USD	(1,734)
Beijing Enlight Media Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	42,453 USD	(701)
Beijing Interact Technology Co., Ltd.	09/20/24	M	3.24%	JPMorgan Chase Bank, N.A.	13,117 USD	(247)
Beijing Interact Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,050 USD	(48)
Beijing Jingneng Power Co., Ltd.	05/15/24	M	2.72%	JPMorgan Chase Bank, N.A.	60,805 USD	(5,117)
Beijing Jingneng Power Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	30,977 USD	(2,597)
Beijing Lier High-temperature Materials Co., Ltd.	09/04/24	M	3.01%	JPMorgan Chase Bank, N.A.	337,430 USD	(15,495)
Beijing Lier High-temperature Materials Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	170,657 USD	(7,029)
Beijing Sanju Environmental Protection and New Material Co., Ltd.	01/01/00	M	2.72%	JPMorgan Chase Bank, N.A.	116,273 USD	(9,136)
Beijing Sanju Environmental Protection and New Material Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	26,731 USD	(2,100)
Beijing Shengtong Printing Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,953 USD	(4)
Beijing Shougang Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	49,537 USD	(149)
Beijing Shougang Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	27,136 USD	(101)
Beijing Shunxin Agriculture Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	13,595 USD	(118)
Beijing SPC Environment Protection Tech Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	27,230 USD	348
Beijing SPC Environment Protection Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,303 USD	150
Beijing Sun-Novo Pharmaceutical Research Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	298,269 USD	(1,924)
Beijing Sun-Novo Pharmaceutical Research Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	148,951 USD	(779)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beijing Tieke Shougang Railway-Tech Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	7,063 USD	$(113)
Beijing Tieke Shougang Railway-Tech Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,422 USD	(32)
Beijing Ultrapower Software Co., Ltd.	07/24/24	M	2.75%	JPMorgan Chase Bank, N.A.	426,852 USD	(33,435)
Beijing Ultrapower Software Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	213,467 USD	(16,341)
Beijing United Information Technology Co., Ltd.	07/31/24	M	2.99%	JPMorgan Chase Bank, N.A.	119,109 USD	2,687
Beijing United Information Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	55,643 USD	1,220
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	08/14/24	M	3.07%	JPMorgan Chase Bank, N.A.	447,534 USD	3,665
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	218,897 USD	2,121
Beijing Yanjing Brewery Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	25,794 USD	257
Beijing Yanjing Brewery Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,303 USD	13
Beijing Yuanlong Yato Culture Dissemination Co., Ltd.	09/04/24	M	2.86%	JPMorgan Chase Bank, N.A.	38,000 USD	(4,088)
Beijing Yuanlong Yato Culture Dissemination Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,099 USD	(256)
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	08/07/24	M	3.32%	JPMorgan Chase Bank, N.A.	488,616 USD	(11,422)
Beijing Zhong Ke San Huan High-Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	269,042 USD	(5,951)
Betta Pharmaceuticals Co., Ltd.	09/23/24	M	2.85%	JPMorgan Chase Bank, N.A.	54,436 USD	4,951
Betta Pharmaceuticals Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	32,170 USD	3,209
Biohaven Pharmaceutical Holding Co., Ltd.	05/14/24	M	2.82%	JPMorgan Chase Bank, N.A.	6,168,734 USD	816
BizConf Telecom Co., Ltd.	09/20/24	M	2.72%	JPMorgan Chase Bank, N.A.	1,696 USD	(161)
Black Knight, Inc.	05/13/24	M	2.82%	JPMorgan Chase Bank, N.A.	9,543,834 USD	(298,513)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bohai Leasing Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	111,727 USD	$1,510
Bohai Leasing Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	61,195 USD	798
Bringspring Science and Technology Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	16,574 USD	(1,608)
Bringspring Science and Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	62 USD	(6)
Brother Enterprises Holding Co., Ltd.	08/21/24	M	2.72%	JPMorgan Chase Bank, N.A.	567,848 USD	(42,449)
Brother Enterprises Holding Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	287,819 USD	(21,940)
By-health Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	7,842 USD	100
By-health Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,167 USD	53
C&S Paper Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	14,593 USD	194
C&S Paper Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,090 USD	83
CGN Nuclear Technology Development Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,022 USD	(18)
CGN Nuclear Technology Development Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,815 USD	(13)
Change Healthcare, Inc.	01/19/23	M	2.82%	JPMorgan Chase Bank, N.A.	5,818,270 USD	62,033
Change Healthcare, Inc.	01/10/23	M	3.07%	Goldman Sachs International	5,896,552 USD	62,868
Changjiang Publishing & Media Co., Ltd.	09/04/24	M	2.89%	JPMorgan Chase Bank, N.A.	10,321 USD	(60)
Changjiang Publishing & Media Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	153 USD	(1)
Changjiang Securities Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	66,890 USD	(2,162)
Changjiang Securities Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	29,026 USD	(813)
Changsha DIALINE New Material Sci & Tech Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	227,540 USD	(12,653)
Changsha DIALINE New Material Sci & Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	125,999 USD	(6,427)
ChangYuan Technology Group Ltd.	08/13/24	M	2.75%	JPMorgan Chase Bank, N.A.	207,747 USD	(14,340)
ChangYuan Technology Group Ltd.	01/26/24	M	3.47%	Credit Suisse International	91,613 USD	(6,261)
Changzhou Almaden Stock Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	24,823 USD	(339)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Changzhou Almaden Stock Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,807 USD	$(203)
ChemoCentryx, Inc.	08/07/24	M	2.82%	JPMorgan Chase Bank, N.A.	5,596,886 USD	(15,127)
Chen Ke Ming Food Manufacturing Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	4,688 USD	(108)
Chengdu ALD Aviation Manufacturing Corp.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	185,303 USD	(2,168)
Chengdu ALD Aviation Manufacturing Corp.	01/26/24	M	3.47%	Credit Suisse International	101,343 USD	(1,100)
Chengdu Haoneng Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	137,918 USD	(3,777)
Chengdu Haoneng Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	64,907 USD	(1,765)
Chengdu Hongqi Chain Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	12,636 USD	(176)
Chengdu Hongqi Chain Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	1,760 USD	(55)
Chengdu Jiafaantai Education Technology Co., Ltd.	09/04/24	M	3.10%	JPMorgan Chase Bank, N.A.	15,438 USD	(852)
Chengdu Yunda Technology Co., Ltd.	09/04/24	M	3.10%	JPMorgan Chase Bank, N.A.	18,735 USD	(1,653)
Chengdu Yunda Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	1,816 USD	(160)
Chengxin Lithium Group Co., Ltd.	05/29/24	M	2.95%	JPMorgan Chase Bank, N.A.	960,848 USD	(114,371)
Chengxin Lithium Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	470,075 USD	(56,625)
Chifeng Jilong Gold Mining Co., Ltd.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	43,809 USD	(52)
Chifeng Jilong Gold Mining Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	26,074 USD	(49)
China Baoan Group Co., Ltd.	07/31/24	M	3.47%	JPMorgan Chase Bank, N.A.	615,054 USD	(23,454)
China Baoan Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	335,047 USD	(11,636)
China CAMC Engineering Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	33,836 USD	13
China CAMC Engineering Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	10,209 USD	(1)
China CITIC Bank Corp., Ltd.	09/04/24	M	2.94%	JPMorgan Chase Bank, N.A.	27,611 USD	40
China CITIC Bank Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,444 USD	25
China Development Bank	02/21/23	M	7.09%	Morgan Stanley Capital Services LLC	33,802,362 CNY	23,108

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
China Jushi Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	326,676 USD	$1,561
China Jushi Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	165,019 USD	666
China Merchants Bank Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	8,092 USD	(25)
China Merchants Bank Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	477 USD	(3)
China Merchants Property Operation & Service Co., Ltd.	07/03/24	M	3.47%	JPMorgan Chase Bank, N.A.	233,853 USD	(7,036)
China Merchants Property Operation & Service Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	131,696 USD	(4,515)
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	403,122 USD	(8,306)
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	200,050 USD	(4,039)
China Pacific Insurance Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	141,735 USD	3,332
China Pacific Insurance Group Co., Ltd.	04/17/24	M	3.41%	JPMorgan Chase Bank, N.A.	264,952 USD	6,547
China Petroleum Engineering Corp.	09/03/24	M	3.38%	JPMorgan Chase Bank, N.A.	209,704 USD	757
China Petroleum Engineering Corp.	01/26/24	M	3.47%	Credit Suisse International	116,998 USD	27
China Railway Group Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	20,721 USD	(1,103)
China Railway Group Ltd.	01/26/24	M	3.47%	Credit Suisse International	9,971 USD	(531)
China Vanke Co., Ltd.	09/04/24	M	2.85%	JPMorgan Chase Bank, N.A.	505,074 USD	6,603
China Vanke Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	272,677 USD	3,403
China West Construction Group Co., Ltd.	09/23/24	M	2.97%	JPMorgan Chase Bank, N.A.	391,036 USD	(25,520)
China West Construction Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	191,990 USD	(12,205)
China Zhenhua Group Science & Technology Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	303,528 USD	(9,129)
China Zhenhua Group Science & Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	166,307 USD	(4,387)
Chison Medical Technologies Co., Ltd.	08/07/24	M	2.72%	JPMorgan Chase Bank, N.A.	5,939 USD	492
Chison Medical Technologies Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,958 USD	329
Chongqing Dima Industry Co., Ltd.	09/04/24	M	2.85%	JPMorgan Chase Bank, N.A.	425,249 USD	(20,854)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chongqing Dima Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	207,390 USD	$(10,341)
Chongqing Fuling Zhacai Group Co., Ltd.	09/04/24	M	2.74%	JPMorgan Chase Bank, N.A.	646,137 USD	(8,722)
Chongqing Fuling Zhacai Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	316,525 USD	(4,909)
Chongqing Zhifei Biological Products Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	268,403 USD	(259)
Chongqing Zhifei Biological Products Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	146,475 USD	(215)
Chongqing Zongshen Power Machinery Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	64,378 USD	(501)
Chongqing Zongshen Power Machinery Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	30,836 USD	(243)
Chongyi Zhangyuan Tungsten Industry Co., Ltd.	09/23/24	M	3.08%	JPMorgan Chase Bank, N.A.	459,310 USD	(37,232)
Chongyi Zhangyuan Tungsten Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	224,337 USD	(17,207)
CIG Shanghai Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	107,968 USD	(765)
CIG Shanghai Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	52,739 USD	(367)
Cisen Pharmaceutical Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	86,171 USD	1,829
Cisen Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	43,216 USD	865
Citic Pacific Special Steel Group Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,416 USD	63
Citic Pacific Special Steel Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,712 USD	28
City Development Environment Co., Ltd.	09/11/24	M	3.20%	JPMorgan Chase Bank, N.A.	271,909 USD	(8,046)
City Development Environment Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	128,712 USD	(3,684)
Citychamp Dartong Co., Ltd.	08/26/24	M	2.76%	JPMorgan Chase Bank, N.A.	353,283 USD	(22,641)
Citychamp Dartong Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	174,990 USD	(10,437)
CMOC Group Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	38,382 USD	490
CMOC Group Ltd.	01/26/24	M	1.00%	Credit Suisse International	21,304 USD	262
CNFC Overseas Fishery Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,055 USD	(29)
CNGR Advanced Material Co., Ltd.	08/27/24	M	3.47%	JPMorgan Chase Bank, N.A.	55,920 USD	(656)
CNGR Advanced Material Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	19,034 USD	(221)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
CNHTC Jinan Truck Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	7,956 USD	$(76)
CNHTC Jinan Truck Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	297 USD	(10)
CNPC Capital Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	36,796 USD	(659)
CNPC Capital Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	10,541 USD	(180)
COFCO Sugar Holding Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	37,324 USD	(1,833)
COFCO Sugar Holding Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	9,797 USD	(478)
Commodity Index Swap - MSCY2HGP	09/23/22	M	1.00%	Morgan Stanley Capital Services LLC	7,402	(63,215)
Commodity Index Swap - MSCY2LAP	09/23/22	M	1.00%	Morgan Stanley Capital Services LLC	7,162	(64,008)
Countryside Partnerships PLC	09/17/24	M	2.74%	JPMorgan Chase Bank, N.A.	411,587 GBP	(21,751)
Cowen, Inc.	08/06/24	M	2.82%	JPMorgan Chase Bank, N.A.	7,494,274 USD	17,496
Cre8 Direct Ningbo Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	36,963 USD	(2,340)
Cre8 Direct Ningbo Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	20,046 USD	(1,263)
CSPC Innovation Pharmaceutical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	56,049 USD	617
CSPC Innovation Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	30,747 USD	309
Cybrid Technologies, Inc.	09/04/24	M	2.92%	JPMorgan Chase Bank, N.A.	6,610 USD	(467)
Daan Gene Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,632 USD	(21)
Daan Gene Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	235 USD	(1)
Dalian Bio-Chem Co., Ltd.	08/05/24	M	2.80%	JPMorgan Chase Bank, N.A.	11,081 USD	(368)
Dalian Bio-Chem Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,608 USD	(245)
Dalian Haosen Equipment Manufacturing Co., Ltd.	09/04/24	M	2.75%	JPMorgan Chase Bank, N.A.	51,609 USD	(5,143)
Dalian Haosen Equipment Manufacturing Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	22,329 USD	(2,216)
Dalian Zhiyun Automation Co., Ltd.	09/04/24	M	3.29%	JPMorgan Chase Bank, N.A.	5,006 USD	(310)
Daqin Railway Co., Ltd.	09/23/24	M	3.17%	JPMorgan Chase Bank, N.A.	45,754 USD	(24)
Daqin Railway Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	27,123 USD	(10)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
DaShenLin Pharmaceutical Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	11,793 USD	$598
DaShenLin Pharmaceutical Group Co., Ltd.	09/23/24	M	2.72%	JPMorgan Chase Bank, N.A.	19,926 USD	1,011
Datang International Power Generation Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	230,485 USD	(4,258)
Datang International Power Generation Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	126,083 USD	(2,341)
Deutsche Bank Fixed Income Index Swap - DBMBSUN	09/26/22	M	1.00%	Morgan Stanley Capital Services LLC	47,893,220 USD	(591,900)
DHC Software Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	4,074 USD	(15)
DHC Software Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	226 USD	(1)
Digital China Group Co., Ltd.	09/24/24	M	3.19%	JPMorgan Chase Bank, N.A.	113,121 USD	(2,738)
Digital China Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	53,769 USD	(1,518)
Digiwin Software Co., Ltd.	09/04/24	M	2.96%	JPMorgan Chase Bank, N.A.	125,082 USD	(10,176)
Digiwin Software Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	42,822 USD	(3,415)
Dirui Industrial Co., Ltd.	09/04/24	M	2.80%	JPMorgan Chase Bank, N.A.	123,476 USD	(1,616)
Dirui Industrial Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	58,613 USD	(866)
Dongguan Aohai Technology Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	75,516 USD	(4,710)
Dongguan Aohai Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	29,295 USD	(1,827)
Dongguan Chitwing Technology Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,494 USD	(29)
Dongguan Dingtong Precision Metal Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	144,128 USD	(945)
Dongguan Dingtong Precision Metal Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	70,051 USD	(448)
Dongguan Kingsun Optoelectronic Co., Ltd.	08/14/24	M	3.46%	JPMorgan Chase Bank, N.A.	305,597 USD	(667)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dongguan Kingsun Optoelectronic Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	166,824 USD	$23
Duke Realty Corp.	06/17/24	M	1.00%	JPMorgan Chase Bank, N.A.	9,990,934 USD	(629,289)
Eastcompeace Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,790 USD	(9)
EMIS Group PLC	06/19/24	M	2.74%	JPMorgan Chase Bank, N.A.	6,548,391 GBP	(15,442)
Eoptolink Technology Inc Ltd.	08/14/24	M	3.47%	JPMorgan Chase Bank, N.A.	55,427 USD	(1,169)
Eoptolink Technology Inc Ltd.	01/26/24	M	3.47%	Credit Suisse International	32,922 USD	(725)
Euronav NV	07/15/24	M	2.82%	JPMorgan Chase Bank, N.A.	7,404,561 USD	(1,143,232)
Eve Energy Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	318,312 USD	(4,545)
Eve Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	173,084 USD	(2,481)
Evo Payments, Inc.	08/05/24	M	2.82%	JPMorgan Chase Bank, N.A.	3,930,948 USD	5,911
Farasis Energy Gan Zhou Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	17,365 USD	(253)
Farasis Energy Gan Zhou Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	757 USD	(13)
Financial Street Holdings Co., Ltd.	07/17/24	M	3.19%	JPMorgan Chase Bank, N.A.	461,035 USD	(19,314)
Financial Street Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	230,800 USD	(9,797)
First Horizon Corp.	03/01/24	M	2.82%	JPMorgan Chase Bank, N.A.	7,332,517 USD	(187,213)
Flagstar Bancorp, Inc.	04/28/23	M	2.82%	JPMorgan Chase Bank, N.A.	33,142 USD	(2,848)
Focus Media Information Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	298,889 USD	8,046
Focus Media Information Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	163,859 USD	4,127
Foryou Corp.	09/23/24	M	3.12%	JPMorgan Chase Bank, N.A.	322,629 USD	(27,035)
Foryou Corp.	01/26/24	M	3.47%	Credit Suisse International	175,489 USD	(13,481)
Foshan Electrical and Lighting Co., Ltd.	08/28/24	M	2.75%	JPMorgan Chase Bank, N.A.	383,690 USD	(37,613)
Foshan Electrical and Lighting Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	186,204 USD	(18,193)
Foshan Nationstar Optoelectronics Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,693 USD	(157)
Fuan Pharmaceutical Group Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	11,965 USD	202
Fuan Pharmaceutical Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	229 USD	8
Fujian Funeng Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,713 USD	—
Fujian Funeng Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,561 USD	2
Fujian Minfa Aluminum Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	338 USD	6
Fujian Nanping Sun Cable Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	5,840 USD	(49)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fujian SBS Zipper Science & Technology Co., Ltd.	09/04/24	M	2.83%	JPMorgan Chase Bank, N.A.	12,150 USD	$(608)
Fujian Tianma Science & Technology Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	264,614 USD	9,796
Fujian Tianma Science & Technology Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	138,038 USD	5,052
Fujian Yongan Forestry Group	09/10/24	M	3.08%	JPMorgan Chase Bank, N.A.	21,546 USD	(710)
Fujian Yongan Forestry Group	01/26/24	M	3.47%	Credit Suisse International	110 USD	(4)
Funeng Oriental Equipment Technology Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,264 USD	(145)
Fuyao Glass Industry Group Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	453,141 USD	(5,117)
Fuyao Glass Industry Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	223,633 USD	(2,446)
Ganfeng Lithium Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	306,506 USD	(12,474)
Ganfeng Lithium Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	168,350 USD	(7,508)
GCL System Integration Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	90 USD	(1)
GD Power Development Co., Ltd.	09/24/24	M	3.44%	JPMorgan Chase Bank, N.A.	81,984 USD	665
GD Power Development Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	39,051 USD	494
Gem Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	299,933 USD	317
Gem Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	164,256 USD	74
GEPIC Energy Development Co., Ltd.	09/04/24	M	2.79%	JPMorgan Chase Bank, N.A.	483,344 USD	(36,137)
GEPIC Energy Development Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	237,532 USD	(17,761)
Gifore Agricultural Science & Technology Service Co., Ltd.	09/04/24	M	2.84%	JPMorgan Chase Bank, N.A.	21,014 USD	(2,075)
Gifore Agricultural Science & Technology Service Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	65 USD	(6)
Global Blood Therapeutics, Inc.	08/12/24	M	2.82%	JPMorgan Chase Bank, N.A.	5,987,925 USD	36,269
Gohigh Networks Co., Ltd.	08/07/24	M	2.85%	JPMorgan Chase Bank, N.A.	43,240 USD	(3,711)
Gohigh Networks Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	9,320 USD	(790)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Goke Microelectronics Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	197,752 USD	$(2,121)
Goke Microelectronics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	105,364 USD	(1,027)
Goldcard Smart Group Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	500 USD	9
Goldman Sachs Fusion Swap	09/26/22	M	1.00%	Goldman Sachs International	111,691,728 USD	(2,455,264)
Gotion High-tech Co., Ltd.	09/25/24	M	3.30%	JPMorgan Chase Bank, N.A.	364,603 USD	(19,315)
Gotion High-tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	189,732 USD	(10,199)
Grand Industrial Holding Group Co., Ltd.	08/27/24	M	2.72%	JPMorgan Chase Bank, N.A.	6,572 USD	(607)
Grandjoy Holdings Group Co., Ltd.	09/11/24	M	3.47%	JPMorgan Chase Bank, N.A.	34,763 USD	(88)
Grandjoy Holdings Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	13,285 USD	85
GRG Banking Equipment Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,515 USD	117
GRG Banking Equipment Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	225 USD	5
GS Equity Index Swap - ABGSCAC2	09/26/22	M	1.00%	Goldman Sachs International	182,973 USD	102,977
GS Equity Index Swap - GSCBBXC3	09/26/22	M	1.00%	Goldman Sachs International	10,908,164 USD	(525,833)
GS Equity Index Swap - GSCBBXE2	09/26/22	M	1.00%	Goldman Sachs International	20,665,835 USD	(1,373,914)
GS Equity Index Swap - GSFXID96	09/27/22	M	1.00%	Goldman Sachs International	56,366,663 USD	426,399
GS Equity Index Swap - GSXAT02I	09/27/22	M	1.00%	Goldman Sachs International	52,222,981 USD	2,166,989
GSP Automotive Group Wenzhou Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	19,487 USD	(486)
GSP Automotive Group Wenzhou Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	7,673 USD	(201)
Guang Dong Tloong Technology Group Co., Ltd.	08/28/24	M	3.01%	JPMorgan Chase Bank, N.A.	19,825 USD	(773)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guang Dong Tloong Technology Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	50 USD	$(1)
Guangdong Brandmax Marketing Co., Ltd.	09/20/24	M	2.72%	JPMorgan Chase Bank, N.A.	900 USD	(84)
Guangdong Ellington Electronics Technology Co., Ltd.	08/07/24	M	2.72%	JPMorgan Chase Bank, N.A.	5,855 USD	(53)
Guangdong Ellington Electronics Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,185 USD	(29)
Guangdong Green Precision Components Co., Ltd.	09/04/24	M	2.81%	JPMorgan Chase Bank, N.A.	9,949 USD	(571)
Guangdong Guanghua Sci-Tech Co., Ltd.	08/14/24	M	2.82%	JPMorgan Chase Bank, N.A.	398,283 USD	(35,108)
Guangdong Guanghua Sci-Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	194,518 USD	(16,992)
Guangdong Guanhao High-Tech Co., Ltd.	08/28/24	M	3.16%	JPMorgan Chase Bank, N.A.	7,575 USD	(252)
Guangdong Guanhao High-Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	49 USD	(2)
Guangdong Hongda Holdings Group Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	62,701 USD	(4,169)
Guangdong Hongda Holdings Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	37,396 USD	(2,573)
Guangdong Huatie Tongda High-speed Railway Equipment Corp.	09/04/24	M	3.16%	JPMorgan Chase Bank, N.A.	52,960 USD	(3,930)
Guangdong Huatie Tongda High-speed Railway Equipment Corp.	01/26/24	M	3.47%	Credit Suisse International	2,292 USD	(152)
Guangdong Orient Zirconic Ind Sci & Tech Co., Ltd.	09/24/24	M	3.37%	JPMorgan Chase Bank, N.A.	27,774 USD	(2,988)
Guangdong Orient Zirconic Ind Sci & Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	95 USD	(10)
Guangdong Shaoneng Group Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	22,038 USD	(109)
Guangdong Shaoneng Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,512 USD	(30)
Guangdong Shenglu Telecommunication Tech Co., Ltd.	08/19/24	M	3.43%	JPMorgan Chase Bank, N.A.	353,463 USD	12

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangdong Shenglu Telecommunication Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	195,538 USD	$475
Guangdong Shirongzhaoye Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	24,418 USD	410
Guangdong Shirongzhaoye Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	13,354 USD	212
Guangdong Shunna Electric Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	204 USD	1
Guangdong Sirio Pharma Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	4,693 USD	42
Guangdong Tengen Industrial Group Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	6,257 USD	(287)
Guangdong Tianhe Agricultural Means of Production Co., Ltd.	09/11/24	M	2.97%	JPMorgan Chase Bank, N.A.	5,854 USD	(481)
Guangdong Topstar Technology Co., Ltd.	08/21/24	M	2.98%	JPMorgan Chase Bank, N.A.	20,765 USD	(808)
Guangdong Topstar Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,366 USD	(94)
Guangdong Wanlima Industry Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,540 USD	(72)
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	08/05/24	M	2.80%	JPMorgan Chase Bank, N.A.	525,463 USD	1,494
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	268,432 USD	696
Guanghui Energy Co., Ltd.	11/08/23	M	3.17%	JPMorgan Chase Bank, N.A.	1,189,853 USD	(52,862)
Guanghui Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	566,212 USD	(24,528)
Guanglian Aviation Industry Co., Ltd.	09/04/24	M	3.14%	JPMorgan Chase Bank, N.A.	286,364 USD	(17,708)
Guanglian Aviation Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	136,848 USD	(8,360)
Guangzhou Automobile Group Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,245 USD	(21)
Guangzhou Automobile Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,241 USD	(17)
Guangzhou Development Group, Inc.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	209,391 USD	(17,858)
Guangzhou Development Group, Inc.	01/26/24	M	3.47%	Credit Suisse International	93,483 USD	(7,943)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Guangzhou Hangxin Aviation Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	20,093 USD	$(409)
Guangzhou Hangxin Aviation Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	9,643 USD	(214)
Guangzhou Hengyun Enterprises Holdings Ltd.	09/20/24	M	3.40%	JPMorgan Chase Bank, N.A.	126,078 USD	(1,090)
Guangzhou Hengyun Enterprises Holdings Ltd.	01/26/24	M	3.47%	Credit Suisse International	65,486 USD	(569)
Guangzhou Port Co., Ltd.	09/03/24	M	0.00%	JPMorgan Chase Bank, N.A.	317,917 USD	(14,895)
Guangzhou Port Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	172,461 USD	(6,615)
Guangzhou Ruoyuchen Tech Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,363 USD	(22)
Guangzhou Tech-Long Packaging Machinery Co., Ltd.	09/20/24	M	3.14%	JPMorgan Chase Bank, N.A.	69,429 USD	(4,494)
Guangzhou Tech-Long Packaging Machinery Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	30,221 USD	(1,939)
Guangzhou Wondfo Biotech Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	45,173 USD	738
Guangzhou Wondfo Biotech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	407 USD	7
Guangzhou Zhujiang Brewery Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	239,618 USD	2,068
Guangzhou Zhujiang Brewery Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	113,147 USD	971
Guizhou Chanhen Chemical Corp.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	216,757 USD	5,117
Guizhou Chanhen Chemical Corp.	01/26/24	M	3.47%	Credit Suisse International	99,912 USD	2,403
Guizhou Tyre Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	143,961 USD	(4,711)
Guizhou Tyre Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	73,281 USD	(2,369)
Guobang Pharma Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	313,769 USD	11,521
Guobang Pharma Ltd.	01/26/24	M	3.47%	Credit Suisse International	156,628 USD	5,656
Guosen Securities Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	91,910 USD	(346)
Guosen Securities Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	50,244 USD	(156)
Guoyuan Securities Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	576,104 USD	(10,220)
Guoyuan Securities Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	282,084 USD	(4,557)
Hainan Haide Capital Management Co., Ltd.	07/29/24	M	3.14%	JPMorgan Chase Bank, N.A.	456,825 USD	(26,043)
Hainan Haide Capital Management Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	228,190 USD	(13,164)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hainan Haiyao Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,105 USD	$(1)
Haixin Foods Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	12,756 USD	(241)
Hand Enterprise Solutions Co., Ltd.	09/04/24	M	2.79%	JPMorgan Chase Bank, N.A.	407,423 USD	(17,148)
Hand Enterprise Solutions Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	194,147 USD	(8,100)
Hang Zhou Great Star Industrial Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	455,849 USD	(23,666)
Hang Zhou Great Star Industrial Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	248,414 USD	(12,361)
Hangzhou Cable Co., Ltd.	09/19/24	M	2.84%	JPMorgan Chase Bank, N.A.	178,268 USD	(14,486)
Hangzhou Cable Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	95,503 USD	(7,930)
Hangzhou Chang Chuan Technology Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	404,992 USD	(8,605)
Hangzhou Chang Chuan Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	209,447 USD	(4,442)
Hangzhou First Applied Material Co., Ltd.	08/27/24	M	3.47%	JPMorgan Chase Bank, N.A.	77,780 USD	(1,257)
Hangzhou First Applied Material Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	26,720 USD	(462)
Haoyun Technologies Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,139 USD	6
Harbin Xinguang Optic-Electronics Technology Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	1,981 USD	(167)
Healthcare Co., Ltd.	08/06/24	M	2.72%	JPMorgan Chase Bank, N.A.	47,070 USD	(3,347)
Healthcare Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	15,107 USD	(1,074)
Hebei Huatong Wires & Cables Group Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	31,382 USD	(2,599)
Hebei Huatong Wires & Cables Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	103 USD	(8)
Hebei Jianxin Chemical Co., Ltd.	09/04/24	M	3.00%	JPMorgan Chase Bank, N.A.	12,148 USD	(768)
Hefei Meiya Optoelectronic Technology, Inc.	09/11/24	M	3.11%	JPMorgan Chase Bank, N.A.	19,927 USD	142
Hefei Meiya Optoelectronic Technology, Inc.	01/26/24	M	3.47%	Credit Suisse International	10,242 USD	83
Henan Dayou Energy Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	123,235 USD	(5,394)
Henan Dayou Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	38,042 USD	(1,652)
Henan Hengxing Science & Technology Co., Ltd.	09/04/24	M	2.81%	JPMorgan Chase Bank, N.A.	542,940 USD	(45,981)
Henan Hengxing Science & Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	278,768 USD	(23,718)
Henan Jindan Lactic Acid Technology Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,692 USD	(17)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Henan Shijia Photons Technology Co., Ltd.	08/13/24	M	2.72%	JPMorgan Chase Bank, N.A.	46,297 USD	$(4,141)
Henan Shijia Photons Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	27,538 USD	(2,539)
Henan Shuanghui Investment & Development Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	14,486 USD	346
Henan Shuanghui Investment & Development Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	8,426 USD	198
Henan Yicheng New Energy Co., Ltd.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	4,474 USD	(241)
Henan Yicheng New Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	699 USD	(38)
Henan Zhongfu Industry Co., Ltd.	08/07/24	M	3.11%	JPMorgan Chase Bank, N.A.	23,934 USD	(1,614)
Henan Zhongfu Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	4,325 USD	(292)
Hengdian Group DMEGC Magnetics Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	23,056 USD	(171)
Hengdian Group DMEGC Magnetics Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	13,772 USD	(97)
Hengli Petrochemical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	17,941 USD	(45)
Hengli Petrochemical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	960 USD	(6)
Hengtong Optic-electric Co., Ltd.	08/21/24	M	3.08%	JPMorgan Chase Bank, N.A.	86,137 USD	(1,954)
Hengtong Optic-electric Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	40,963 USD	(925)
Hengyi Petrochemical Co., Ltd.	09/04/24	M	3.08%	JPMorgan Chase Bank, N.A.	337,929 USD	(21,752)
Hengyi Petrochemical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	158,110 USD	(10,133)
Highwoods Properties, Inc.	05/23/23	M	3.08%	Morgan Stanley Capital Services LLC	38,901 USD	838
Hisense Visual Technology Co., Ltd.	08/14/24	M	2.72%	JPMorgan Chase Bank, N.A.	9,049 USD	(102)
Hisense Visual Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	5,409 USD	(73)
Hitevision Co., Ltd.	08/21/24	M	3.47%	JPMorgan Chase Bank, N.A.	4,065 USD	328
HLA Group Corp Ltd.	07/10/24	M	2.72%	JPMorgan Chase Bank, N.A.	32,517 USD	(1,081)
HLA Group Corp Ltd.	01/26/24	M	3.47%	Credit Suisse International	11,534 USD	(380)
Hongli Zhihui Group Co., Ltd.	09/03/24	M	3.38%	JPMorgan Chase Bank, N.A.	2,107 USD	(34)
Hongta Securities Co., Ltd.	08/28/24	M	2.79%	JPMorgan Chase Bank, N.A.	94,289 USD	(5,514)
Hongta Securities Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	22,445 USD	(1,283)
HPF Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,147 USD	(11)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Huaan Securities Co., Ltd.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,612 USD	$(109)
Huadian Heavy Industries Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	24,474 USD	(2,518)
Huadian Heavy Industries Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	157 USD	(16)
Huadong Medicine Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	56,692 USD	1,582
Huadong Medicine Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	33,518 USD	994
Huafu Fashion Co., Ltd.	09/11/24	M	3.39%	JPMorgan Chase Bank, N.A.	274,133 USD	(11,078)
Huafu Fashion Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	149,539 USD	(5,556)
Huaihe Energy Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	20,580 USD	(121)
Huaihe Energy Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	11,233 USD	(41)
Huakai Yibai Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	4,974 USD	(154)
Huakai Yibai Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,692 USD	(81)
Hualan Biological Engineering, Inc.	09/23/24	M	3.35%	JPMorgan Chase Bank, N.A.	308,121 USD	4,260
Hualan Biological Engineering, Inc.	01/26/24	M	3.47%	Credit Suisse International	163,989 USD	2,215
Huali Industrial Group Co., Ltd.	09/04/24	M	2.96%	JPMorgan Chase Bank, N.A.	159,042 USD	(7,733)
Huali Industrial Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	58,871 USD	(2,805)
Huaneng Lancang River Hydropower, Inc.	08/21/24	M	3.47%	JPMorgan Chase Bank, N.A.	39,462 USD	(556)
Huaneng Lancang River Hydropower, Inc.	01/26/24	M	3.47%	Credit Suisse International	15,181 USD	(337)
Huangshan Novel Co., Ltd.	09/10/24	M	3.38%	JPMorgan Chase Bank, N.A.	2,182 USD	11
Huapont Life Sciences Co., Ltd.	04/29/24	M	3.16%	JPMorgan Chase Bank, N.A.	60,183 USD	(1,515)
Huapont Life Sciences Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	27,020 USD	(687)
Hubei Biocause Pharmaceutical Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	14,642 USD	(114)
Hubei Biocause Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	86 USD	(1)
Hubei Donper Electromechanical Group Co., Ltd.	08/12/24	M	2.80%	JPMorgan Chase Bank, N.A.	212,081 USD	(14,636)
Hubei Donper Electromechanical Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	103,634 USD	(7,115)
Hubei Energy Group Co., Ltd.	09/11/24	M	2.72%	JPMorgan Chase Bank, N.A.	65,981 USD	(4,754)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hubei Energy Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	24,617 USD	$(1,773)
Hubei Fuxing Science And Technology Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	300,153 USD	(2,771)
Hubei Fuxing Science And Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	163,546 USD	(815)
Hubei Xingfa Chemicals Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	26,857 USD	(418)
Hubei Xingfa Chemicals Group Co.,Ltd	08/21/24	M	3.47%	JPMorgan Chase Bank, N.A.	46,498 USD	(701)
Huida Sanitary Ware Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	1,239 USD	(22)
Hunan Changyuan Lico Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	381,752 USD	666
Hunan Changyuan Lico Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	185,760 USD	406
Hunan Fangsheng Pharmaceutical Co., Ltd.	08/28/24	M	3.32%	JPMorgan Chase Bank, N.A.	886 USD	52
Hunan Gold Corp., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	17,782 USD	171
Hunan Heshun Petroleum Co., Ltd.	09/10/24	M	2.75%	JPMorgan Chase Bank, N.A.	30,915 USD	(1,584)
Hunan Heshun Petroleum Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	18,486 USD	(1,040)
Hunan Jingfeng Pharmaceutical Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	5,214 USD	205
Hunan Valin Steel Co., Ltd.	09/11/24	M	2.96%	JPMorgan Chase Bank, N.A.	93,686 USD	(4,332)
Hunan Valin Steel Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	34,834 USD	(1,578)
Hunan Yujing Machinery Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	23,688 USD	(169)
Hunan Yujing Machinery Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	9,160 USD	(56)
Hunan Yussen Energy Technology Co., Ltd.	09/04/24	M	3.07%	JPMorgan Chase Bank, N.A.	26,060 USD	(2,149)
Hunan Yussen Energy Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	412 USD	(32)
Hytera Communications Corp., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,603 USD	51
Infore Environment Technology Group Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	59,153 USD	126
Infore Environment Technology Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	28,651 USD	69
Inly Media Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,094 USD	(10)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Inner Mongolia Dian Tou Energy Corp., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	16,607 USD	$350
Inner Mongolia Dian Tou Energy Corp., Ltd.	01/26/24	M	1.00%	Credit Suisse International	723 USD	14
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd.	05/15/24	M	3.47%	JPMorgan Chase Bank, N.A.	162,555 USD	(9,158)
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	52,232 USD	(3,132)
Inner Mongolia Xingye Mining Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,483 USD	(123)
Inner Mongolia Yuan Xing Energy Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,148 USD	205
Inner Mongolia Yuan Xing Energy Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	197 USD	13
Intertrust NV	12/08/23	M	1.16%	JPMorgan Chase Bank, N.A.	6,772,400 EUR	(47,217)
IReader Technology Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	11,168 USD	(649)
iRobot Corp.	08/07/24	M	2.82%	JPMorgan Chase Bank, N.A.	9,779,935 USD	(312,608)
ironSource Ltd.	07/17/24	M	2.82%	JPMorgan Chase Bank, N.A.	5,097,278 USD	(421,375)
J.P. Morgan Equity Index Swap - AIJPLT2U	09/30/22	M	1.00%	JPMorgan Chase Bank, N.A.	74,307,649 USD	(969,072)
Jiangling Motors Corp., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	12,202 USD	(96)
Jiangling Motors Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	7,241 USD	(60)
Jiangnan Mould and Plastic Technology Co., Ltd.	09/04/24	M	2.80%	JPMorgan Chase Bank, N.A.	389,022 USD	(34,761)
Jiangnan Mould and Plastic Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	182,729 USD	(16,030)
Jiangsu Aoyang Health Industry Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,607 USD	38
Jiangsu Bioperfectus Technologies Co., Ltd	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	175,871 USD	4,775
Jiangsu Bioperfectus Technologies Co., Ltd	01/26/24	M	3.47%	Credit Suisse International	83,355 USD	2,526
Jiangsu Changbao Steeltube Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	58,642 USD	(793)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Changbao Steeltube Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	32,033 USD	$(418)
Jiangsu Changhai Composite Materials Co., Ltd.	09/04/24	M	3.17%	JPMorgan Chase Bank, N.A.	17,319 USD	(595)
Jiangsu Changhai Composite Materials Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	202 USD	(7)
Jiangsu Changshu Automotive Trim Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,266 USD	(60)
Jiangsu Chuanzhiboke Education Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	336,330 USD	(6,302)
Jiangsu Chuanzhiboke Education Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	176,999 USD	(3,290)
Jiangsu Cnano Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,359 USD	137
Jiangsu Cnano Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,180 USD	69
Jiangsu Dingsheng New Energy Materials Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	213,736 USD	(2,582)
Jiangsu Dingsheng New Energy Materials Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	116,481 USD	(1,019)
Jiangsu Guotai International Group Co., Ltd.	07/03/24	M	2.96%	JPMorgan Chase Bank, N.A.	462,522 USD	(24,358)
Jiangsu Guotai International Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	231,374 USD	(12,819)
Jiangsu Guoxin Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	48,555 USD	(3,743)
Jiangsu Guoxin Corp., Ltd.	09/09/24	M	2.81%	JPMorgan Chase Bank, N.A.	102,358 USD	(8,138)
Jiangsu High Hope International Group Corp.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	367 USD	(4)
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd.	08/06/24	M	1.97%	JPMorgan Chase Bank, N.A.	69,533 USD	(2,986)
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	41,434 USD	(1,990)
Jiangsu Kanion Pharmaceutical Co., Ltd.	09/25/24	M	3.02%	JPMorgan Chase Bank, N.A.	386,848 USD	9,602

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jiangsu Kanion Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	184,423 USD	$4,600
Jiangsu Leili Motor Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,140 USD	(21)
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	14,105 USD	(162)
Jiangsu Lihua Animal Husbandry Stock Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,044 USD	(11)
Jiangsu Luokai Mechanical & Electrical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,156 USD	(7)
Jiangsu Provincial Agricultural Reclamation and Development Corp.	01/26/24	M	1.00%	Credit Suisse International	3,579 USD	(11)
Jiangsu Provincial Agricultural Reclamation and Development Corp.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,838 USD	(27)
Jiangsu Sainty Corp Ltd.	09/11/24	M	3.05%	JPMorgan Chase Bank, N.A.	7,205 USD	(489)
Jiangsu Shagang Co., Ltd.	09/25/24	M	3.33%	JPMorgan Chase Bank, N.A.	20,799 USD	258
Jiangsu Shagang Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	633 USD	8
Jiangsu Xinri E-Vehicle Co., Ltd.	09/04/24	M	2.94%	JPMorgan Chase Bank, N.A.	72,184 USD	(5,842)
Jiangsu Xinri E-Vehicle Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	30,130 USD	(2,556)
Jiangsu Yangdian Science & Technology Co., Ltd.	09/09/24	M	3.05%	JPMorgan Chase Bank, N.A.	9,106 USD	(626)
Jiangsu Yangdian Science & Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	948 USD	(55)
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	63,116 USD	(559)
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	23,656 USD	(181)
Jiangsu Zhongtian Technology Co., Ltd.	11/08/23	M	2.81%	JPMorgan Chase Bank, N.A.	453,223 USD	(14,584)
Jiangsu Zhongtian Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	215,798 USD	(6,980)
Jiangsu Zijin Rural Commercial Bank Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,000 USD	(14)
Jiangsu Zijin Rural Commercial Bank Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,962 USD	(9)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
JiangXi Sanxin Medtec Co., Ltd.	09/04/24	M	2.98%	JPMorgan Chase Bank, N.A.	6,321 USD	$123
Jiangyin Zhongnan Heavy Industries Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,443 USD	(33)
Jiangzhong Pharmaceutical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	130,653 USD	305
Jiangzhong Pharmaceutical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	62,446 USD	186
Jiawei Renewable Energy Co., Ltd.	09/04/24	M	3.09%	JPMorgan Chase Bank, N.A.	15,660 USD	(946)
Jiawei Renewable Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	76 USD	(4)
Jihua Group Corp., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	27,604 USD	301
Jihua Group Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,452 USD	157
Jinan Shengquan Group Share Holding Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,787 USD	(19)
Jinduicheng Molybdenum Co., Ltd.	05/14/24	M	3.47%	JPMorgan Chase Bank, N.A.	59,097 USD	1,302
Jinduicheng Molybdenum Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	26,667 USD	938
Jinhe Biotechnology Co., Ltd.	09/04/24	M	3.10%	JPMorgan Chase Bank, N.A.	267,114 USD	10,444
Jinhe Biotechnology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	129,175 USD	5,200
Jinneng Holding Shanxi Electric Power Co., Ltd.	09/24/24	M	2.98%	JPMorgan Chase Bank, N.A.	42,283 USD	(3,703)
Jinneng Holding Shanxi Electric Power Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	11,082 USD	(787)
Jinzi Ham Co., Ltd.	09/04/24	M	3.07%	JPMorgan Chase Bank, N.A.	34,343 USD	(259)
Jinzi Ham Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	17,834 USD	(210)
Jiuzhitang Co., Ltd.	08/21/24	M	2.75%	JPMorgan Chase Bank, N.A.	34,058 USD	(991)
Jiuzhitang Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	119 USD	(4)
Jizhong Energy Resources Co., Ltd.	08/12/24	M	3.47%	JPMorgan Chase Bank, N.A.	37,429 USD	2,649
Jizhong Energy Resources Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	22,315 USD	1,561
JL Mag Rare-Earth Co., Ltd.	08/12/24	M	3.08%	JPMorgan Chase Bank, N.A.	272,653 USD	(15,102)
JL Mag Rare-Earth Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	151,205 USD	(8,587)
Joinn Laboratories China Co., Ltd.	09/23/24	M	2.72%	JPMorgan Chase Bank, N.A.	67,924 USD	(4,172)
Joinn Laboratories China Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	40,083 USD	(2,629)
Jointo Energy Investment Co., Ltd. Hebei	09/11/24	M	1.00%	JPMorgan Chase Bank, N.A.	133,868 USD	(262)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jointo Energy Investment Co., Ltd. Hebei	01/26/24	M	3.47%	Credit Suisse International	73,322 USD	$(166)
Jointown Pharmaceutical Group Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	24,021 USD	340
Jointown Pharmaceutical Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	10,651 USD	158
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	09/23/24	M	2.72%	JPMorgan Chase Bank, N.A.	34,585 USD	481
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	20,815 USD	315
KAISA JiaYun Technology, Inc.	09/03/24	M	2.81%	JPMorgan Chase Bank, N.A.	24,462 USD	(2,312)
KAISA JiaYun Technology, Inc.	01/26/24	M	3.47%	Credit Suisse International	84 USD	(6)
Keda Industrial Group Co., Ltd.	08/28/24	M	3.14%	JPMorgan Chase Bank, N.A.	251,682 USD	(5,903)
Keda Industrial Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	129,655 USD	(4,067)
Kingnet Network Co., Ltd.	08/19/24	M	3.44%	JPMorgan Chase Bank, N.A.	389,823 USD	(6,865)
Kingnet Network Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	196,588 USD	(3,724)
Kuang-Chi Technologies Co., Ltd.	09/09/24	M	2.90%	JPMorgan Chase Bank, N.A.	629,937 USD	(42,948)
Kuang-Chi Technologies Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	316,199 USD	(20,715)
Kunshan Kinglai Hygienic Materials Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	86,703 USD	(599)
Kunshan Kinglai Hygienic Materials Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	47,458 USD	(240)
Kunwu Jiuding Investment Holdings Co., Ltd.	07/22/24	M	2.81%	JPMorgan Chase Bank, N.A.	126,389 USD	(10,767)
Kunwu Jiuding Investment Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	46,257 USD	(3,856)
Lakeland Bancorp, Inc.	10/01/24	M	3.57%	JPMorgan Chase Bank, N.A.	380,050 USD	(10,699)
Lecron Industrial Development Group Co., Ltd.	08/28/24	M	3.31%	JPMorgan Chase Bank, N.A.	376,766 USD	(14,963)
Lecron Industrial Development Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	210,034 USD	(9,085)
Leedarson IoT Technology, Inc.	09/04/24	M	2.75%	JPMorgan Chase Bank, N.A.	92,548 USD	(6,189)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Leedarson IoT Technology, Inc.	01/26/24	M	3.47%	Credit Suisse International	40,070 USD	$(2,669)
Leo Group Co., Ltd.	09/04/24	M	2.92%	JPMorgan Chase Bank, N.A.	44,036 USD	(1,342)
Leo Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	22,995 USD	(612)
Lets Holdings Group Co., Ltd.	09/04/24	M	3.35%	JPMorgan Chase Bank, N.A.	311,755 USD	(2,991)
Lets Holdings Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	162,919 USD	(1,273)
LHC Group, Inc.	04/02/24	M	2.82%	JPMorgan Chase Bank, N.A.	11,153,136 USD	(69,754)
LianChuang Electronic Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	22,973 USD	(352)
LianChuang Electronic Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	790 USD	(17)
Lier Chemical Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	39,974 USD	(2,393)
Lier Chemical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	23,822 USD	(1,434)
Limin Group Co., Ltd.	09/20/24	M	3.07%	JPMorgan Chase Bank, N.A.	5,257 USD	(439)
Lingyi iTech Guangdong Co.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	58,753 USD	(2,400)
Lingyi iTech Guangdong Co.	01/26/24	M	3.47%	Credit Suisse International	21,532 USD	(886)
Liuzhou Iron & Steel Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	21,108 USD	(470)
Liuzhou Iron & Steel Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	11,369 USD	(72)
Longshine Technology Group Co., Ltd.	08/21/24	M	3.11%	JPMorgan Chase Bank, N.A.	9,745 USD	(373)
Longshine Technology Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	5,622 USD	(179)
Longyan Zhuoyue New Energy Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	27,436 USD	(590)
Longyan Zhuoyue New Energy Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	14,784 USD	(328)
Lu Thai Textile Co., Ltd.	08/20/24	M	3.17%	JPMorgan Chase Bank, N.A.	344,767 USD	(7,348)
Lu Thai Textile Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	181,509 USD	(3,777)
Lucky Harvest Co., Ltd.	09/24/24	M	3.08%	JPMorgan Chase Bank, N.A.	345,300 USD	(35,449)
Lucky Harvest Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	173,287 USD	(17,710)
Luoniushan Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	69,429 USD	(1,642)
Luoniushan Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	38,030 USD	(894)
Luxshare Precision Industry Co., Ltd.	09/11/24	M	3.47%	JPMorgan Chase Bank, N.A.	385,819 USD	(12,266)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Luxshare Precision Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	205,301 USD	$(6,709)
Luyan Pharma Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,765 USD	127
Luyang Energy-Saving Materials Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	342 USD	(12)
Luyin Investment Group Co., Ltd.	09/11/24	M	3.25%	JPMorgan Chase Bank, N.A.	8,175 USD	(495)
Macmic Science & Technology Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	176,973 USD	(5,129)
Macmic Science & Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	83,780 USD	(2,545)
Maiquer Group Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	296 USD	5
Mango Excellent Media Co., Ltd.	09/23/24	M	3.17%	JPMorgan Chase Bank, N.A.	403,058 USD	(10,205)
Mango Excellent Media Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	191,893 USD	(4,862)
Maoming Petro-Chemical Shihua Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,385 USD	(11)
Masterwork Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	35,188 USD	(167)
Masterwork Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	18,457 USD	(82)
Medicalsystem Biotechnology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	108,439 USD	31
Medicalsystem Biotechnology Co., Ltd.	08/21/24	M	2.90%	JPMorgan Chase Bank, N.A.	247,591 USD	(65)
Meridian Bioscience, Inc.	07/10/24	M	2.82%	JPMorgan Chase Bank, N.A.	7,589,316 USD	(116,139)
Metallurgical Corp. of China Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	28,602 USD	(1,447)
Metallurgical Corp. of China Ltd.	01/26/24	M	3.47%	Credit Suisse International	10,630 USD	(552)
Mianyang Fulin Precision Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	148,573 USD	(3,850)
Mianyang Fulin Precision Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	76,647 USD	(2,061)
Micro Focus International PLC	08/29/24	M	2.74%	JPMorgan Chase Bank, N.A.	2,110,120 GBP	(6,661)
Milkyway Chemical Supply Chain Service Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	19,718 USD	(259)
Milkyway Chemical Supply Chain Service Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	10,748 USD	(135)
Ming Yang Smart Energy Group Ltd.	08/22/23	M	2.83%	JPMorgan Chase Bank, N.A.	138,062 USD	(5,012)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ming Yang Smart Energy Group Ltd.	01/26/24	M	3.47%	Credit Suisse International	65,684 USD	$(2,391)
Montnets Cloud Technology Group Co., Ltd.	09/23/24	M	3.00%	JPMorgan Chase Bank, N.A.	22,444 USD	(1,481)
Motic Xiamen Electric Group Co., Ltd.	09/09/24	M	2.84%	JPMorgan Chase Bank, N.A.	9,039 USD	(551)
MS Alpha Swap	12/27/23	M	1.00%	Morgan Stanley Capital Services LLC	53,108,800 USD	(2,956,015)
MS Alpha Swap	08/14/24	M	1.00%	Morgan Stanley Capital Services LLC	159,690,690 USD	(1,072,695)
MS Alpha Swap	12/28/23	M	1.00%	Morgan Stanley Capital Services LLC	133,738,695 USD	(2,164,243)
MS Equity Index Swap - MS22COM3	03/05/24	M	3.08%	Morgan Stanley Capital Services LLC	10,543,570 USD	(409,137)
MYS Group Co., Ltd.	09/04/24	M	2.84%	JPMorgan Chase Bank, N.A.	404,648 USD	(31,540)
MYS Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	191,667 USD	(14,605)
NanHua Bio-medicine Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	4,534 USD	(459)
Nanhua Futures Co., Ltd.	04/30/24	M	2.81%	JPMorgan Chase Bank, N.A.	17,872 USD	(1,225)
Nanjing Cosmos Chemical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	2,671 USD	(27)
Nanjing Pharmaceutical Co., Ltd.	09/10/24	M	2.72%	JPMorgan Chase Bank, N.A.	6,543 USD	(169)
Nanjing Quanxin Cable Technology Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	428 USD	(8)
NanJing Sanchao Advanced Materials Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	9,641 USD	(248)
Nanjing Tanker Corp.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	303,521 USD	(2,805)
Nanjing Tanker Corp.	01/26/24	M	1.00%	Credit Suisse International	166,143 USD	(1,599)
Nanjing Yunhai Special Metals Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	147,918 USD	5,709
Nanjing Yunhai Special Metals Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	81,251 USD	3,008
Nantong Acetic Acid Chemical Co., Ltd.	09/03/24	M	2.72%	JPMorgan Chase Bank, N.A.	18,196 USD	(1,336)
Nantong Acetic Acid Chemical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	5,069 USD	(371)
Nantong Jiangshan Agrochemical & Chemical LLC	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	28,895 USD	(430)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Nantong Jiangshan Agrochemical & Chemical LLC	01/26/24	M	3.47%	Credit Suisse International	15,072 USD	$(220)
National Silicon Industry Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	13,196 USD	(107)
National Silicon Industry Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	6,599 USD	(54)
NBTM New Materials Group Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	31,062 USD	(3,643)
NBTM New Materials Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	12,145 USD	(1,421)
New Dazheng Property Group Co., Ltd.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	6,539 USD	86
New Hope Dairy Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	25,842 USD	(149)
New Hope Dairy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	8,684 USD	(68)
New Hope Liuhe Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	362,236 USD	1,769
New Hope Liuhe Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	185,737 USD	872
New Huadu Supercenter Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	91,930 USD	95
New Huadu Supercenter Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	43,643 USD	94
New Trend International Logis-Tech Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	16,564 USD	(1,176)
New Trend International Logis-Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,567 USD	(244)
Newamstar Co., Ltd.	08/28/24	M	2.96%	JPMorgan Chase Bank, N.A.	4,714 USD	(255)
Ninestar Corp.	04/23/24	M	2.97%	JPMorgan Chase Bank, N.A.	176,079 USD	(4,482)
Ninestar Corp.	01/26/24	M	3.47%	Credit Suisse International	97,415 USD	(2,683)
Ningbo Bohui Chemical Technology Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	353 USD	11
Ningbo Boway Alloy Material Co., Ltd.	09/10/24	M	3.47%	JPMorgan Chase Bank, N.A.	23,398 USD	(857)
Ningbo Boway Alloy Material Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	666 USD	(57)
Ningbo Cixing Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	12,533 USD	(611)
Ningbo Cixing Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	68 USD	(3)
Ningbo Deye Technology Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	18,622 USD	(845)
Ningbo Deye Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	12,282 USD	(431)
Ningbo Donly Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	5,582 USD	(143)
Ningbo Haitian Precision Machinery Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	143,635 USD	(3,832)
Ningbo Haitian Precision Machinery Co., Ltd.	01/26/24	M	1.97%	Credit Suisse International	71,499 USD	(1,847)
Ningbo Joyson Electronic Corp.	08/07/24	M	2.93%	JPMorgan Chase Bank, N.A.	385,573 USD	(12,716)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ningbo Joyson Electronic Corp.	01/26/24	M	3.47%	Credit Suisse International	196,158 USD	$(5,815)
Ningbo Ronbay New Energy Technology Co., Ltd.	12/15/23	M	3.47%	JPMorgan Chase Bank, N.A.	181,644 USD	(6,015)
Ningbo Ronbay New Energy Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	86,781 USD	(3,713)
Ningxia Orient Tantalum Industry Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	625 USD	2
Ningxia Western Venture Industrial Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	11,643 USD	(176)
Ningxia Western Venture Industrial Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	139 USD	(2)
North Copper ShanXi Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	4,032 USD	58
North Copper ShanXi Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	139 USD	2
North Industries Group Red Arrow Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	549,984 USD	(45,697)
North Industries Group Red Arrow Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	283,919 USD	(22,005)
Northeast Pharmaceutical Group Co., Ltd.	08/21/24	M	3.40%	JPMorgan Chase Bank, N.A.	239,649 USD	7,613
Northeast Pharmaceutical Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	131,442 USD	3,924
Offcn Education Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	97,822 USD	(387)
Offcn Education Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	29,753 USD	(111)
Olympic Circuit Technology Co., Ltd.	09/11/24	M	2.72%	JPMorgan Chase Bank, N.A.	28,138 USD	(2,230)
Olympic Circuit Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,697 USD	(293)
OPT Machine Vision Tech Co., Ltd.	09/04/24	M	3.31%	JPMorgan Chase Bank, N.A.	125,521 USD	(4,042)
OPT Machine Vision Tech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	47,508 USD	(922)
Oriental Energy Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	28,559 USD	(190)
Oriental Energy Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	55,142 USD	(338)
Pacific Shuanglin Bio-pharmacy Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	11,474 USD	(115)
Pendal Group Ltd.	09/18/24	M	2.66%	JPMorgan Chase Bank, N.A.	5,154,150 AUD	(250,480)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
People’s Insurance Co. Group of China Ltd.	09/04/24	M	2.75%	JPMorgan Chase Bank, N.A.	373,824 USD	$2,957
People’s Insurance Co. Group of China Ltd.	01/26/24	M	3.47%	Credit Suisse International	185,519 USD	1,424
People.cn Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	61,457 USD	103
People.cn Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	26,858 USD	65
Perfect World Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	272,246 USD	(5,212)
Perfect World Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	131,073 USD	(3,041)
Petpal Pet Nutrition Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	32,753 USD	—
Petpal Pet Nutrition Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	17,770 USD	11
PharmaBlock Sciences Nanjing, Inc.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	4,997 USD	(30)
Pharmaron Beijing Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	82,391 USD	690
Pharmaron Beijing Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	160,376 USD	4,262
Ping An Bank Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	345,567 USD	2,727
Ping An Bank Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	184,154 USD	1,180
Ping An Insurance Group Co. of China Ltd.	09/10/24	M	3.47%	JPMorgan Chase Bank, N.A.	111,179 USD	1,988
Ping An Insurance Group Co. of China Ltd.	01/26/24	M	3.47%	Credit Suisse International	34,576 USD	605
Pnm Resources, Inc.	10/25/22	M	2.82%	JPMorgan Chase Bank, N.A.	9,827,890 USD	(306,080)
Polyrocks Chemical Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	27,328 USD	(1,754)
Polyrocks Chemical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	7,005 USD	(447)
Pony Testing International Group Co., Ltd.	09/04/24	M	3.05%	JPMorgan Chase Bank, N.A.	51,964 USD	597
Pony Testing International Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	19,380 USD	281
Porton Pharma Solutions Ltd.	07/31/24	M	2.75%	JPMorgan Chase Bank, N.A.	690,806 USD	(30,368)
Porton Pharma Solutions Ltd.	01/26/24	M	3.47%	Credit Suisse International	338,243 USD	(14,924)
Profit Cultural & Creative Group Corp.	05/14/24	M	2.77%	JPMorgan Chase Bank, N.A.	127,478 USD	(11,469)
Profit Cultural & Creative Group Corp.	01/26/24	M	3.47%	Credit Suisse International	52,971 USD	(4,796)
Puyang Refractories Group Co., Ltd.	09/04/24	M	2.78%	JPMorgan Chase Bank, N.A.	409,096 USD	(30,333)
Puyang Refractories Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	194,139 USD	(14,176)
Pylon Technologies Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	305,766 USD	(12,445)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pylon Technologies Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	165,143 USD	$(7,200)
Qianjiang Yongan Pharmaceutical Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	5,256 USD	34
QiaoYin City Management Co., Ltd.	09/23/24	M	3.27%	JPMorgan Chase Bank, N.A.	9,609 USD	102
QiaoYin City Management Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,514 USD	31
Qilu Bank Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	14,033 USD	17
Qilu Bank Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	8,329 USD	(4)
Qingdao Choho Industrial Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,010 USD	—
Qingdao East Steel Tower Stock Co., Ltd.	05/08/24	M	2.89%	JPMorgan Chase Bank, N.A.	243,246 USD	(12,727)
Qingdao East Steel Tower Stock Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	110,959 USD	(5,815)
Qingdao Gon Technology Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,301 USD	(17)
Qingdao Haier Biomedical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	20,636 USD	443
Qingdao NovelBeam Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	56,723 USD	(117)
Qingdao NovelBeam Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	31,468 USD	(20)
Qingdao Port International Co., Ltd.	07/24/24	M	3.46%	JPMorgan Chase Bank, N.A.	23,854 USD	213
Qingdao Port International Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	13,038 USD	153
Qingdao Sentury Tire Co., Ltd.	09/23/24	M	3.21%	JPMorgan Chase Bank, N.A.	162,395 USD	(10,985)
Qingdao Sentury Tire Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	62,783 USD	(4,015)
Qinhuangdao Port Co., Ltd.	08/28/24	M	2.75%	JPMorgan Chase Bank, N.A.	78,463 USD	(6,479)
Qinhuangdao Port Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	21,915 USD	(1,771)
Queclink Wireless Solutions Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,504 USD	(13)
QuMei Home Furnishings Group Co., Ltd.	09/20/24	M	3.47%	JPMorgan Chase Bank, N.A.	11,334 USD	(576)
QuMei Home Furnishings Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,207 USD	(323)
Raisecom Technology Co., Ltd.	08/21/24	M	3.20%	JPMorgan Chase Bank, N.A.	194,377 USD	(5,974)
Raisecom Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	100,806 USD	(2,667)
Rastar Group	09/23/24	M	3.38%	JPMorgan Chase Bank, N.A.	254,951 USD	(2,234)
Rastar Group	01/26/24	M	3.47%	Credit Suisse International	136,126 USD	(990)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Red Avenue New Materials Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	15,566 USD	$(128)
Red Avenue New Materials Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	9,175 USD	(71)
Repsol S.A	05/27/24	M	0.66%	Morgan Stanley Capital Services LLC	376,311 EUR	(2,328)
Richinfo Technology Co., Ltd.	09/09/24	M	3.42%	JPMorgan Chase Bank, N.A.	312,584 USD	10,295
Richinfo Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	169,192 USD	5,522
Risen Energy Co., Ltd.	08/28/24	M	3.15%	JPMorgan Chase Bank, N.A.	320,939 USD	(3,068)
Risen Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	152,992 USD	(1,368)
Risuntek, Inc.	08/27/24	M	3.09%	JPMorgan Chase Bank, N.A.	21,825 USD	(307)
Risuntek, Inc.	01/26/24	M	3.47%	Credit Suisse International	5,034 USD	(90)
Rogers Corp.	11/06/23	M	2.82%	JPMorgan Chase Bank, N.A.	6,225,354 USD	10,312
Rongsheng Petrochemical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	21,800 USD	(261)
Rongsheng Petrochemical Co., Ltd.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	58,000 USD	(466)
Roshow Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	34,212 USD	(2,066)
Roshow Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	436 USD	(26)
Ruida Futures Co., Ltd.	09/20/24	M	3.25%	JPMorgan Chase Bank, N.A.	10,822 USD	(398)
SANOFI	01/01/00	M	1.00%	Morgan Stanley Capital Services LLC	20,212,240 EUR	(172,819)
Sanquan Food Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	19,654 USD	283
Sanquan Food Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	11,752 USD	164
Sanxiang Advanced Materials Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	45,588 USD	(167)
Sanxiang Advanced Materials Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	24,541 USD	(84)
Saturday Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	25,554 USD	(1,353)
Saturday Co., Ltd.	01/26/24	M	0.33%	Credit Suisse International	3,917 USD	(209)
SDIC Capital Co., Ltd.	09/19/24	M	3.47%	JPMorgan Chase Bank, N.A.	12,872 USD	(268)
SDIC Capital Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,743 USD	(141)
Sealand Securities Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	267,756 USD	(1,930)
Sealand Securities Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	145,675 USD	(828)
Seazen Holdings Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	306,850 USD	293
Seazen Holdings Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	158,175 USD	(167)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sg Micro Corp.	09/23/24	M	3.19%	JPMorgan Chase Bank, N.A.	342,920 USD	$4,775
Sg Micro Corp.	01/26/24	M	3.47%	Credit Suisse International	181,137 USD	2,327
Shaanxi Coal Industry Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	18,088 USD	(106)
Shaanxi Coal Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	970 USD	(6)
Shaanxi Construction Engineering Group Corp., Ltd.	09/24/24	M	0.00%	JPMorgan Chase Bank, N.A.	18,705 USD	(1,148)
Shaanxi Construction Engineering Group Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	7,866 USD	(375)
Shaanxi International Trust Co., Ltd.	09/20/24	M	3.14%	JPMorgan Chase Bank, N.A.	488,592 USD	(22,357)
Shaanxi International Trust Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	232,567 USD	(10,373)
Shandong Cynda Chemical Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	94,070 USD	855
Shandong Cynda Chemical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	46,190 USD	338
Shandong Delisi Food Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	9,862 USD	23
Shandong Gold Phoenix Group Co., Ltd.	09/04/24	M	2.91%	JPMorgan Chase Bank, N.A.	13,341 USD	(869)
Shandong Head Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	7,622 USD	(39)
Shandong Hi-speed Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	33,900 USD	(208)
Shandong Hi-speed Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	20,154 USD	(169)
Shandong Hi-Speed Road & Bridge Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	220,858 USD	3,374
Shandong Hi-Speed Road & Bridge Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	107,964 USD	1,441
Shandong Hiking International Co., Ltd.	09/03/24	M	2.72%	JPMorgan Chase Bank, N.A.	19,849 USD	(2,217)
Shandong Hiking International Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	96 USD	(11)
Shandong Huifa Foodstuff Co., Ltd.	09/11/24	M	2.72%	JPMorgan Chase Bank, N.A.	9,177 USD	(616)
Shandong Huifa Foodstuff Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	39 USD	(3)
Shandong Jincheng Pharmaceutical Group Co., Ltd.	08/14/24	M	2.72%	JPMorgan Chase Bank, N.A.	68,414 USD	(2,896)
Shandong Jincheng Pharmaceutical Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	21,193 USD	(897)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shandong Jinling Mining Co., Ltd.	08/07/24	M	3.02%	JPMorgan Chase Bank, N.A.	33,572 USD	$(4,246)
Shandong Jinling Mining Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	101 USD	(12)
Shandong Liancheng Precision Manufacturing Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,105 USD	(23)
Shandong Linglong Tyre Co., Ltd.	08/14/24	M	2.72%	JPMorgan Chase Bank, N.A.	69,787 USD	(4,340)
Shandong Linglong Tyre Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	41,712 USD	(2,956)
Shandong Longji Machinery Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,330 USD	(8)
Shandong Ruyi Woolen Garment Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	17,150 USD	(96)
Shandong Ruyi Woolen Garment Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	9,359 USD	(49)
Shandong Sun Paper Industry JSC Ltd.	08/21/24	M	3.47%	JPMorgan Chase Bank, N.A.	76,210 USD	2
Shandong Sun Paper Industry JSC Ltd.	01/26/24	M	3.47%	Credit Suisse International	28,703 USD	(123)
Shandong Xiantan Co., Ltd.	09/04/24	M	3.09%	JPMorgan Chase Bank, N.A.	359,297 USD	(14,770)
Shandong Xiantan Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	167,631 USD	(6,530)
Shandong Yanggu Huatai Chemical Co., Ltd.	08/05/24	M	3.38%	JPMorgan Chase Bank, N.A.	335,416 USD	(8,292)
Shandong Yanggu Huatai Chemical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	183,542 USD	(4,359)
Shandong Donghong Pipe Industry Co.,Ltd.	09/04/24	M	2.99%	JPMorgan Chase Bank, N.A.	160,334 USD	(8,668)
Shandong Donghong Pipe Industry Co.,Ltd.	01/26/24	M	3.47%	Credit Suisse International	70,224 USD	(3,812)
Shanghai Amarsoft Information & Technology Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	14,683 USD	(1,290)
Shanghai Amarsoft Information & Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	1,810 USD	(158)
Shanghai Datun Energy Resources Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	8,957 USD	(53)
Shanghai Datun Energy Resources Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	4,820 USD	(26)
Shanghai Feilo Acoustics Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	10,478 USD	(792)
Shanghai Feilo Acoustics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,522 USD	(190)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Foreign Service Holding Group Co., Ltd.	07/24/24	M	2.72%	JPMorgan Chase Bank, N.A.	45,518 USD	$(3,183)
Shanghai Foreign Service Holding Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	27,078 USD	(1,928)
Shanghai Fosun Pharmaceutical Group Co., Ltd.	09/24/24	M	2.91%	JPMorgan Chase Bank, N.A.	416,480 USD	(25,887)
Shanghai Fosun Pharmaceutical Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	198,703 USD	(12,244)
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	09/11/24	M	2.86%	JPMorgan Chase Bank, N.A.	141,102 USD	(9,424)
Shanghai Ganglian E-Commerce Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	50,696 USD	(3,100)
Shanghai Haishun New Pharmaceutical Packaging Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	776 USD	(26)
Shanghai International Port Group Co., Ltd.	09/09/24	M	2.74%	JPMorgan Chase Bank, N.A.	31,855 USD	449
Shanghai International Port Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	8,194 USD	117
Shanghai Pudong Development Bank Co., Ltd.	09/11/24	M	3.33%	JPMorgan Chase Bank, N.A.	114,378 USD	586
Shanghai Pudong Development Bank Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	55,760 USD	431
Shanghai Putailai New Energy Technology Co., Ltd.	09/04/24	M	0.00%	JPMorgan Chase Bank, N.A.	471,813 USD	(32,728)
Shanghai Putailai New Energy Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	233,429 USD	(16,247)
Shanghai Rightongene Biotechnology Co., Ltd.	09/09/24	M	2.72%	JPMorgan Chase Bank, N.A.	1,109 USD	17
Shanghai SK Petroleum & Chemical Equipment Corp Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,830 USD	(10)
Shanghai Weihong Electronic Technology Co., Ltd.	09/04/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,169 USD	(65)
Shanghai Xinhua Media Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	351 USD	(9)
Shanghai Yaoji Technology Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	195 USD	(19)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shanghai Yongli Belting Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,226 USD	$1
Shanghai Zhonggu Logistics Co., Ltd.	09/04/24	M	2.97%	JPMorgan Chase Bank, N.A.	27,352 USD	(477)
Shanghai Zhonggu Logistics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,218 USD	(366)
Shanghai Zhongzhou Special Alloy Materials Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	4,381 USD	(134)
Shantou Wanshun New Material Group Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	159,758 USD	(6,021)
Shantou Wanshun New Material Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	84,751 USD	(2,785)
Shanxi Antai Group Co., Ltd.	09/04/24	M	3.07%	JPMorgan Chase Bank, N.A.	15,598 USD	(985)
Shanxi Antai Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	46 USD	(3)
Shanxi Coking Co., Ltd.	07/24/24	M	3.23%	JPMorgan Chase Bank, N.A.	70,954 USD	(2,679)
Shanxi Coking Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	42,135 USD	(1,685)
Shanxi Coking Coal Energy Group Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	8,590 USD	705
Shanxi Coking Coal Energy Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	4,093 USD	343
Shanxi Taigang Stainless Steel Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	25,367 USD	288
Shanxi Taigang Stainless Steel Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,930 USD	42
Shaw Communications, Inc.	03/17/23	M	4.25%	JPMorgan Chase Bank, N.A.	12,226,648 CAD	(23,652)
Shenghe Resources Holding Co., Ltd.	05/17/24	M	3.26%	JPMorgan Chase Bank, N.A.	121,569 USD	(950)
Shenghe Resources Holding Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	59,090 USD	(376)
Shengyi Electronics Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	16,303 USD	(1,543)
Shengyi Electronics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	4,143 USD	(391)
Shenzhen Absen Optoelectronic Co., Ltd.	09/04/24	M	3.09%	JPMorgan Chase Bank, N.A.	411,083 USD	(16,844)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Absen Optoelectronic Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	211,830 USD	$(8,479)
Shenzhen Anche Technologies Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	483 USD	(9)
Shenzhen Capchem Technology Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	521,292 USD	318
Shenzhen Capchem Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	285,734 USD	112
Shenzhen Click Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	295,174 USD	(11,645)
Shenzhen Click Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	154,608 USD	(5,868)
Shenzhen Colibri Technologies Co., Ltd.	09/11/24	M	3.42%	JPMorgan Chase Bank, N.A.	282,501 USD	(16,463)
Shenzhen Colibri Technologies Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	140,966 USD	(7,843)
Shenzhen Comix Group Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,582 USD	(29)
Shenzhen Dawei Innovation Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,398 USD	(214)
Shenzhen Dynanonic Co., Ltd.	06/12/24	M	3.44%	JPMorgan Chase Bank, N.A.	11,277 USD	(150)
Shenzhen Dynanonic Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	7,249 USD	(96)
Shenzhen Ecobeauty Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	892 USD	(3)
Shenzhen Everwin Precision Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	47,811 USD	(493)
Shenzhen Everwin Precision Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	26,109 USD	(259)
Shenzhen Farben Information Technology Co., Ltd.	09/04/24	M	2.89%	JPMorgan Chase Bank, N.A.	22,440 USD	(2,034)
Shenzhen H&T Intelligent Control Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	24,668 USD	(1,068)
Shenzhen H&T Intelligent Control Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	12,946 USD	(525)
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	08/21/24	M	3.35%	JPMorgan Chase Bank, N.A.	183,746 USD	7,987
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	100,775 USD	3,999
Shenzhen Jingquanhua Electronics Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,509 USD	(90)
Shenzhen Kaifa Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	22,232 USD	(317)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Kaifa Technology Co., Ltd.	09/03/24	M	3.47%	JPMorgan Chase Bank, N.A.	37,551 USD	$(534)
Shenzhen Kangtai Biological Products Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	223,436 USD	837
Shenzhen Kangtai Biological Products Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	116,150 USD	539
Shenzhen Kinwong Electronic Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	7,323 USD	(512)
Shenzhen Magic Design & Decoration Engineering Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	286 USD	11
Shenzhen Megmeet Electrical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	11,082 USD	(86)
Shenzhen Megmeet Electrical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	411 USD	(4)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	35,869 USD	2,079
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	19,962 USD	1,121
Shenzhen New Nanshan Holding Group Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	113,173 USD	(713)
Shenzhen New Nanshan Holding Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	61,813 USD	(287)
Shenzhen Noposion Agrochemicals Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	12,870 USD	(445)
Shenzhen Qingyi Photomask Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	291,687 USD	1,363
Shenzhen Qingyi Photomask Ltd.	01/26/24	M	3.47%	Credit Suisse International	149,546 USD	1,214
Shenzhen SC New Energy Technology Corp.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	210,096 USD	(2,118)
Shenzhen SC New Energy Technology Corp.	01/26/24	M	1.00%	Credit Suisse International	114,841 USD	(1,103)
Shenzhen SDG Information Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,416 USD	(13)
Shenzhen Senior Technology Material Co., Ltd.	04/24/24	M	2.97%	JPMorgan Chase Bank, N.A.	467,139 USD	(12,143)
Shenzhen Senior Technology Material Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	231,911 USD	(6,248)
Shenzhen Silver Basis Technology Co., Ltd.	09/04/24	M	2.89%	JPMorgan Chase Bank, N.A.	32,641 USD	(3,956)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Silver Basis Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	85 USD	$(8)
Shenzhen Sunshine Laser & Electronics Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	186,174 USD	(9,016)
Shenzhen Sunshine Laser & Electronics Technology Co., Ltd.	08/21/24	M	3.13%	JPMorgan Chase Bank, N.A.	375,130 USD	(19,419)
Shenzhen Tagen Group Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	249,286 USD	(5,088)
Shenzhen Tagen Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	119,799 USD	(2,239)
Shenzhen Topband Co., Ltd.	10/09/24	M	0.00%	JPMorgan Chase Bank, N.A.	183,577 USD	(1,225)
Shenzhen Topband Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	100,630 USD	(794)
Shenzhen Weiye Decoration Group Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,122 USD	(97)
Shenzhen Woer Heat-Shrinkable Material Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	29,177 USD	(2,017)
Shenzhen Woer Heat-Shrinkable Material Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	266 USD	(13)
Shenzhen World Union Group, Inc.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	55,315 USD	(3,529)
Shenzhen World Union Group, Inc.	01/26/24	M	3.47%	Credit Suisse International	23,452 USD	(1,512)
Shenzhen Yan Tian Port Holding Co., Ltd.	09/23/24	M	2.72%	JPMorgan Chase Bank, N.A.	85,241 USD	(376)
Shenzhen Yan Tian Port Holding Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	41,320 USD	(182)
Shenzhen YHLO Biotech Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	5,013 USD	(29)
Shenzhen YHLO Biotech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	1,503 USD	(8)
Shenzhen Yinghe Technology Co., Ltd.	09/04/24	M	2.81%	JPMorgan Chase Bank, N.A.	355,705 USD	(6,852)
Shenzhen Yinghe Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	181,211 USD	(3,355)
Shenzhen Zhenye Group Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	82,459 USD	(1,446)
Shenzhen Zhenye Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	44,899 USD	(519)
Shenzhen Zhilai Sci and Tech Co., Ltd.	08/14/24	M	3.18%	JPMorgan Chase Bank, N.A.	9,616 USD	(339)
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	08/27/24	M	3.17%	JPMorgan Chase Bank, N.A.	152,216 USD	(9,057)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	57,651 USD	$(3,502)
Shenzhen Zowee Tech Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	667 USD	—
Shijiazhuang Kelin Electric Co., Ltd.	09/04/24	M	3.43%	JPMorgan Chase Bank, N.A.	12,609 USD	(540)
Shijiazhuang Yiling Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	119,709 USD	10,406
Shijiazhuang Yiling Pharmaceutical Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	212,903 USD	20,081
Shuangliang Eco-Energy Systems Co., Ltd.	09/23/24	M	3.34%	JPMorgan Chase Bank, N.A.	462,983 USD	(21,341)
Shuangliang Eco-Energy Systems Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	228,256 USD	(10,505)
Shunfa Hengye Corp.	09/04/24	M	2.75%	JPMorgan Chase Bank, N.A.	96,629 USD	(10,932)
Shunfa Hengye Corp.	01/26/24	M	3.47%	Credit Suisse International	42,401 USD	(4,791)
ShuYu Civilian Pharmacy Corp Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,108 USD	234
ShuYu Civilian Pharmacy Corp Ltd.	01/26/24	M	3.47%	Credit Suisse International	1,658 USD	125
SI-TECH Information Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	913 USD	(11)
Sichuan Development Lomon Co., Ltd.	08/26/24	M	2.77%	JPMorgan Chase Bank, N.A.	69,500 USD	(2,914)
Sichuan Development Lomon Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	41,314 USD	(1,832)
Sichuan EM Technology Co., Ltd.	09/20/24	M	2.72%	JPMorgan Chase Bank, N.A.	3,605 USD	(222)
Sichuan Fulin Transportation Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	742 USD	—
Sichuan Guoguang Agrochemical Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	514 USD	(17)
Sichuan Kelun Pharmaceutical Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	631,535 USD	16,189
Sichuan Kelun Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	316,004 USD	8,479
Sichuan Xichang Electric Power Co., Ltd.	09/19/24	M	2.72%	JPMorgan Chase Bank, N.A.	14,429 USD	(1,333)
Sichuan Yahua Industrial Group Co., Ltd.	02/28/24	M	3.47%	JPMorgan Chase Bank, N.A.	620,173 USD	(21,750)
Sichuan Yahua Industrial Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	339,251 USD	(11,966)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Siemens Gamesa Renewable Energy SA	05/27/24	M	1.16%	JPMorgan Chase Bank, N.A.	10,370,235 EUR	$(8,498)
Sierra Wireless, Inc.	08/07/24	M	2.82%	JPMorgan Chase Bank, N.A.	23,631 USD	(193)
Signify Health, Inc.	09/10/24	M	2.82%	JPMorgan Chase Bank, N.A.	8,609,659 USD	(44,077)
Sino Wealth Electronic Ltd.	09/10/24	M	3.47%	JPMorgan Chase Bank, N.A.	30,099 USD	(966)
Sino Wealth Electronic Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,399 USD	(110)
Sinoma Science & Technology Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	9,610 USD	(59)
Sinoma Science & Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	565 USD	(3)
Sinomach Precision Industry Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	9,629 USD	(391)
Sinopec Oilfield Equipment Corp.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	11,567 USD	(1,043)
Sinosteel Engineering & Technology Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	19,863 USD	(28)
Sinosteel Engineering & Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,812 USD	(6)
Sinotrans Ltd.	08/26/24	M	2.72%	JPMorgan Chase Bank, N.A.	208,480 USD	(19,546)
Sinotrans Ltd.	01/26/24	M	3.47%	Credit Suisse International	101,961 USD	(9,546)
Skyworth Digital Co., Ltd.	09/23/24	M	3.32%	JPMorgan Chase Bank, N.A.	201,691 USD	(13,749)
Skyworth Digital Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	94,553 USD	(5,991)
Snowsky Salt Industry Group Co., Ltd.	07/24/24	M	2.72%	JPMorgan Chase Bank, N.A.	970 USD	(40)
Snowsky Salt Industry Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	606 USD	(24)
SPDR S&P Biotech ETF	09/25/24	M	3.08%	Morgan Stanley Capital Services LLC	12,081,732 USD	484,856
SPIC Industry-Finance Holdings Co., Ltd.	09/04/24	M	2.75%	JPMorgan Chase Bank, N.A.	296,009 USD	(20,972)
SPIC Industry-Finance Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	132,045 USD	(9,162)
Spirit Airlines, Inc.	02/09/24	M	2.82%	JPMorgan Chase Bank, N.A.	9,936,028 USD	(1,565,569)
Square Technology Group Co., Ltd.	09/25/24	M	3.43%	JPMorgan Chase Bank, N.A.	355,632 USD	1,901
Square Technology Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	176,054 USD	953
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,258 USD	(14)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
STO Express Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	419,653 USD	$(7,792)
STO Express Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	229,109 USD	(3,999)
Sumec Corp., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,506 USD	(10)
Sumec Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,349 USD	(10)
Sundy Land Investment Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,018 USD	41
Suning Universal Co., Ltd.	09/24/24	M	3.24%	JPMorgan Chase Bank, N.A.	54,860 USD	(176)
Suning Universal Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	27,096 USD	(210)
Sunrise Group Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	97,611 USD	(2,449)
Sunrise Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	54,434 USD	(1,090)
Sunshine Global Circuits Co., Ltd.	08/21/24	M	2.72%	JPMorgan Chase Bank, N.A.	1,906 USD	(79)
Sunwoda Electronic Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	130,324 USD	(1,304)
Sunwoda Electronic Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	71,258 USD	(675)
Suofeiya Home Collection Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	73,717 USD	866
Suofeiya Home Collection Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	43,767 USD	510
Suzhou Cheersson Precision Metal Forming Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,686 USD	(94)
Suzhou Cheersson Precision Metal Forming Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,187 USD	(47)
Suzhou Dongshan Precision Manufacturing Co., Ltd.	07/31/24	M	2.84%	JPMorgan Chase Bank, N.A.	54,849 USD	(6,206)
Suzhou Dongshan Precision Manufacturing Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	26,612 USD	(2,781)
Suzhou Gold Mantis Construction Decoration Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	337,058 USD	(5,812)
Suzhou Gold Mantis Construction Decoration Co., Ltd.	01/26/24	M	0.72%	Credit Suisse International	184,310 USD	(3,030)
Suzhou Goldengreen Technologies Ltd.	09/25/24	M	3.34%	JPMorgan Chase Bank, N.A.	11,908 USD	(926)
Suzhou Good-Ark Electronics Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	351,169 USD	(6,494)
Suzhou Good-Ark Electronics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	165,272 USD	(2,902)
Suzhou Hailu Heavy Industry Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	854 USD	(28)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Suzhou Hengmingda Electronic Technology Co., Ltd.	07/22/24	M	3.15%	JPMorgan Chase Bank, N.A.	1,517 USD	$140
Suzhou Hycan Holdings Co., Ltd.	09/20/24	M	3.29%	JPMorgan Chase Bank, N.A.	17,725 USD	(374)
Suzhou Hycan Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	8,980 USD	(185)
Suzhou Recodeal Interconnect System Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	170,107 USD	(1,447)
Suzhou Recodeal Interconnect System Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	77,573 USD	(576)
Suzhou Secote Precision Electronic Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	249,765 USD	(4,115)
Suzhou Secote Precision Electronic Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	125,171 USD	(2,068)
Suzhou TA&A Ultra Clean Technology Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	670,306 USD	(6,783)
Suzhou TA&A Ultra Clean Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	358,355 USD	(3,231)
Swedish Match AB	05/15/24	M	2.11%	JPMorgan Chase Bank, N.A.	114,229,752 SEK	32,855
Tande Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	839 USD	(70)
Tangel Culture Co., Ltd.	09/04/24	M	2.90%	JPMorgan Chase Bank, N.A.	176,137 USD	(11,605)
Tangel Culture Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	78,147 USD	(4,971)
Tangrenshen Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	191,505 USD	2,822
Tangrenshen Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	104,928 USD	1,508
Tangshan Jidong Cement Co., Ltd.	09/24/24	M	3.36%	JPMorgan Chase Bank, N.A.	131,731 USD	(4,525)
Tangshan Jidong Cement Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	60,254 USD	(1,897)
Tangshan Sunfar Silicon Industry Co., Ltd.	08/21/24	M	3.26%	JPMorgan Chase Bank, N.A.	487,780 USD	(40,292)
Tangshan Sunfar Silicon Industry Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	241,616 USD	(19,885)
TBEA Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	299,853 USD	(1,903)
TBEA Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	164,232 USD	(1,047)
TCL Zhonghuan Renewable Energy Technology Co., Ltd.	09/20/24	M	3.22%	JPMorgan Chase Bank, N.A.	38,173 USD	330

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TDG Holdings Co., Ltd.	09/11/24	M	3.24%	JPMorgan Chase Bank, N.A.	464,526 USD	$(29,462)
TDG Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	231,576 USD	(14,640)
Tech-Bank Food Co., Ltd.	09/24/24	M	3.08%	JPMorgan Chase Bank, N.A.	94,032 USD	2,773
Tech-Bank Food Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	24,375 USD	1,287
Telus Corp.	09/10/24	M	4.25%	JPMorgan Chase Bank, N.A.	4,494,499 CAD	(249,299)
Terminix Global Holdings, Inc.	12/18/23	M	2.82%	JPMorgan Chase Bank, N.A.	2,815,028 USD	(204,531)
TES Touch Embedded Solutions Xiamen Co., Ltd.	08/21/24	M	3.12%	JPMorgan Chase Bank, N.A.	329,518 USD	(8,708)
TES Touch Embedded Solutions Xiamen Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	162,809 USD	(4,085)
Three’s Co Media Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	10,114 USD	(4)
Three’s Co Media Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	2,253 USD	(7)
Thunder Software Technology Co., Ltd.	09/09/24	M	3.25%	JPMorgan Chase Bank, N.A.	9,297 USD	(364)
Thunder Software Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	4,645 USD	(178)
Tian Di Science & Technology Co., Ltd.	09/03/24	M	2.82%	JPMorgan Chase Bank, N.A.	118,542 USD	(9,638)
Tian Di Science & Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	52,906 USD	(4,273)
Tianjin Jingwei Huikai Optoelectronic Co., Ltd.	09/20/24	M	3.04%	JPMorgan Chase Bank, N.A.	6,994 USD	(348)
Tianjin Lvyin Landscape and Ecology Construction Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	7,380 USD	66
Tianjin Lvyin Landscape and Ecology Construction Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,804 USD	35
Tianjin Ruixin Technology Co., Ltd.	09/04/24	M	3.01%	JPMorgan Chase Bank, N.A.	7,880 USD	(646)
Tianjin Ruixin Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	109 USD	(9)
Tianjin Tianyao Pharmaceutical Co., Ltd.	09/04/24	M	3.03%	JPMorgan Chase Bank, N.A.	3,184 USD	97
Tianjin Tianyao Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	1,736 USD	53
Tianjin Zhonghuan Semiconductor Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	20,102 USD	96

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
TianYu Eco-Environment Co., Ltd.	09/11/24	M	2.80%	JPMorgan Chase Bank, N.A.	12,384 USD	$(917)
Tibet Mineral Development Co.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	415,790 USD	(20,876)
Tibet Mineral Development Co.	01/26/24	M	3.47%	Credit Suisse International	199,865 USD	(9,788)
Tongwei Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	295,990 USD	(636)
Tongwei Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	161,896 USD	(313)
Top Energy Co., Ltd. Shanxi	08/14/24	M	2.72%	JPMorgan Chase Bank, N.A.	19,555 USD	(2,245)
Top Energy Co., Ltd. Shanxi	01/26/24	M	3.47%	Credit Suisse International	85 USD	(10)
Topsec Technologies Group, Inc.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	21,456 USD	340
Topsec Technologies Group, Inc.	01/26/24	M	1.00%	Credit Suisse International	11,773 USD	163
Transfar Zhilian Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	14,200 USD	(100)
Transfar Zhilian Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	523 USD	(1)
Tsinghua Tongfang Co., Ltd.	07/17/24	M	2.72%	JPMorgan Chase Bank, N.A.	47,978 USD	(3,991)
Tsinghua Tongfang Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	17,722 USD	(1,468)
Turquoise Hill Resources Ltd.	09/11/24	M	4.25%	JPMorgan Chase Bank, N.A.	6,899,331 CAD	8,563
Tus Environmental Science And Technology Development Co., Ltd.	09/03/24	M	3.31%	JPMorgan Chase Bank, N.A.	202,416 USD	(6,166)
Tus Environmental Science And Technology Development Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	106,812 USD	(2,729)
UCloud Technology Co., Ltd.	09/09/24	M	2.72%	JPMorgan Chase Bank, N.A.	20,222 USD	(1,819)
UCloud Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,622 USD	(594)
Umpqua Holdings Corp.	10/16/23	M	2.82%	JPMorgan Chase Bank, N.A.	1,948,164 USD	(118,817)
Unigroup Guoxin Microelectronics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	20,066 USD	241
Unigroup Guoxin Microelectronics Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	37,724 USD	860
Unionman Technology Co., Ltd.	09/10/24	M	2.72%	JPMorgan Chase Bank, N.A.	660 USD	(71)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Unisplendour Corp., Ltd.	09/25/24	M	2.96%	JPMorgan Chase Bank, N.A.	62,700 USD	$(1,194)
Unisplendour Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	21,282 USD	(258)
Valiant Co., Ltd.	09/09/24	M	3.39%	JPMorgan Chase Bank, N.A.	8,262 USD	(449)
VMware, Inc.	05/30/24	M	2.82%	JPMorgan Chase Bank, N.A.	9,694,185 USD	(396,501)
Vtron Group Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	740 USD	(3)
Walvax Biotechnology Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	357,705 USD	8,000
Walvax Biotechnology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	183,325 USD	3,975
Wangsu Science & Technology Co., Ltd.	04/29/24	M	2.94%	JPMorgan Chase Bank, N.A.	28,596 USD	(1,771)
Wangsu Science & Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,959 USD	(938)
Wasu Media Holding Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,817 USD	(27)
Wasu Media Holding Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	955 USD	(13)
Ways Electron Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	6,036 USD	(396)
Wei Long Grape Wine Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	6,534 USD	(429)
Weifang Yaxing Chemical Co., Ltd.	09/11/24	M	3.04%	JPMorgan Chase Bank, N.A.	13,173 USD	(1,059)
Well Lead Medical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	377,023 USD	5,057
Well Lead Medical Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	197,663 USD	2,786
Wellhope Foods Co., Ltd.	09/03/24	M	2.72%	JPMorgan Chase Bank, N.A.	9,999 USD	(373)
Wellhope Foods Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,424 USD	(128)
Wens Foodstuffs Group Co., Ltd.	09/23/24	M	2.92%	JPMorgan Chase Bank, N.A.	56,583 USD	1,842
Wens Foodstuffs Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	30,824 USD	992
Wenzhou Yihua Connector Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,637 USD	(17)
Wenzhou Yihua Connector Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	818 USD	(8)
Western Superconducting Technologies Co.,Ltd.	09/23/24	M	3.35%	JPMorgan Chase Bank, N.A.	183,067 USD	(5,199)
Western Superconducting Technologies Co.,Ltd.	01/26/24	M	3.47%	Credit Suisse International	96,228 USD	(2,771)
Westone Information Industry, Inc.	08/28/24	M	3.47%	JPMorgan Chase Bank, N.A.	82,196 USD	(5,023)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Westone Information Industry, Inc.	01/26/24	M	3.47%	Credit Suisse International	49,006 USD	$(3,245)
WINBO-Dongjian Automotive Technology Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,375 USD	(291)
Winner Medical Co., Ltd.	09/04/24	M	3.01%	JPMorgan Chase Bank, N.A.	43,198 USD	3,237
Winner Medical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	22,494 USD	1,691
Wintime Energy Co., Ltd.	12/11/23	M	2.84%	JPMorgan Chase Bank, N.A.	63,489 USD	(3,805)
Wintime Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	29,043 USD	(1,676)
Wondershare Technology Group Co., Ltd.	09/04/24	M	3.14%	JPMorgan Chase Bank, N.A.	40,848 USD	(2,841)
Wondershare Technology Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,930 USD	(856)
Wuhan Fingu Electronic Technology Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,212 USD	(9)
Wuhan Xingtu Xinke Electronics Co., Ltd.	08/05/24	M	2.72%	JPMorgan Chase Bank, N.A.	2,270 USD	(179)
WUS Printed Circuit Kunshan Co., Ltd.	09/23/24	M	3.25%	JPMorgan Chase Bank, N.A.	91,088 USD	349
WUS Printed Circuit Kunshan Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	31,054 USD	127
Wutong Holding Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	12,330 USD	(107)
Wutong Holding Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,741 USD	(55)
Wuxi Autowell Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	82,291 USD	(680)
Wuxi Autowell Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	19,551 USD	(120)
Wuxi Shangji Automation Co., Ltd.	09/25/24	M	3.25%	JPMorgan Chase Bank, N.A.	353,208 USD	(18,241)
Wuxi Shangji Automation Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	167,269 USD	(8,993)
Wuxi Smart Auto-Control Engineering Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	1,621 USD	6
Xi’an Tian He Defense Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	15,749 USD	(174)
Xi’an Tian He Defense Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	4,542 USD	(52)
Xi’an Triangle Defense Co., Ltd.	09/20/24	M	2.96%	JPMorgan Chase Bank, N.A.	80,681 USD	(1,132)
Xi’an Triangle Defense Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	40,279 USD	(757)
Xiamen Bank Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	6,652 USD	75
Xiamen Bank Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,588 USD	28
Xiamen Guangpu Electronics Co., Ltd.	09/09/24	M	2.94%	JPMorgan Chase Bank, N.A.	41,612 USD	(3,841)
Xiamen Guangpu Electronics Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	446 USD	(26)
Xiamen Port Development Co. Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	6,713 USD	(123)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xiamen Solex High-Tech Industries Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	11,399 USD	$(777)
Xiamen Solex High-Tech Industries Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	203 USD	(14)
Xinjiang Communications Construction Group Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	17,101 USD	(1,795)
Xinjiang Daqo New Energy Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	15,266 USD	(117)
Xinjiang Daqo New Energy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	1,390 USD	(13)
Xinjiang Hejin Holding Co., Ltd.	08/06/24	M	3.19%	JPMorgan Chase Bank, N.A.	345,597 USD	(24,672)
Xinjiang Hejin Holding Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	169,556 USD	(11,256)
Xinjiang Joinworld Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	79,427 USD	(7,912)
Xinjiang Tianshan Cement Co., Ltd.	09/09/24	M	2.88%	JPMorgan Chase Bank, N.A.	110,152 USD	(4,719)
Xinjiang Tianshan Cement Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	49,903 USD	(2,138)
Xinjiang Winka Times Department Store Co., Ltd.	05/15/24	M	2.72%	JPMorgan Chase Bank, N.A.	11,381 USD	(1,358)
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	09/20/24	M	3.23%	JPMorgan Chase Bank, N.A.	316,604 USD	(11,568)
Xinjiang Xuefeng Sci-Tech Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	151,289 USD	(5,707)
Xinxing Ductile Iron Pipes Co., Ltd.	09/25/24	M	0.72%	JPMorgan Chase Bank, N.A.	45,397 USD	(1,374)
Xinxing Ductile Iron Pipes Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	10,669 USD	(370)
Xinyangfeng Agricultural Technology Co., Ltd.	09/09/24	M	2.83%	JPMorgan Chase Bank, N.A.	162,755 USD	(11,927)
Xinyangfeng Agricultural Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	65,386 USD	(4,798)
Xiwang Foodstuffs Co., Ltd.	09/04/24	M	3.10%	JPMorgan Chase Bank, N.A.	29,355 USD	(104)
Xiwang Foodstuffs Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	110 USD	(2)
XueDa XiaMen Education Technology Group Co., Ltd.	08/26/24	M	2.72%	JPMorgan Chase Bank, N.A.	13,619 USD	(1,243)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Xuji Electric Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	288,396 USD	$(10,658)
Xuji Electric Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	121,889 USD	(4,021)
Yamana Gold, Inc.	06/04/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,909,379 USD	403,585
Yangling Metron New Material, Inc.	08/14/24	M	2.85%	JPMorgan Chase Bank, N.A.	463,826 USD	(25,010)
Yangling Metron New Material, Inc.	01/26/24	M	3.47%	Credit Suisse International	227,999 USD	(12,348)
Yangzhou Chenhua New Material Co., Ltd.	08/14/24	M	2.92%	JPMorgan Chase Bank, N.A.	45,784 USD	(2,546)
Yangzhou Chenhua New Material Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	26,565 USD	(1,533)
Yangzhou Yangjie Electronic Technology Co., Ltd.	09/11/24	M	3.29%	JPMorgan Chase Bank, N.A.	66,360 USD	(1,586)
Yangzhou Yangjie Electronic Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	39,824 USD	(904)
Yankershop Food Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	11,139 USD	374
Yankershop Food Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,289 USD	107
Yantai Jereh Oilfield Services Group Co., Ltd.	09/25/24	M	3.18%	JPMorgan Chase Bank, N.A.	435,598 USD	(24,226)
Yantai Jereh Oilfield Services Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	222,298 USD	(12,010)
Yealink Network Technology Corp Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,166 USD	53
Yealink Network Technology Corp Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	19,359 USD	186
Yes Optoelectronics Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	88,889 USD	(392)
Yes Optoelectronics Group Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	162,573 USD	(750)
Yifan Pharmaceutical Co., Ltd.	04/10/24	M	2.72%	JPMorgan Chase Bank, N.A.	73,676 USD	(513)
Yifan Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	43,767 USD	(400)
Yihai Kerry Arawana Holdings Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	349,334 USD	6,969
Yihai Kerry Arawana Holdings Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	181,866 USD	3,290
Yintai Gold Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	205,273 USD	4,913
Yintai Gold Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	112,273 USD	2,704
Yonghui Superstores Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	97,378 USD	(581)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Yonghui Superstores Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	53,245 USD	$(278)
YongXing Special Materials Technology Co., Ltd.	05/16/24	M	3.44%	JPMorgan Chase Bank, N.A.	846,910 USD	(58,750)
YongXing Special Materials Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	412,476 USD	(28,905)
Youngy Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	99,462 USD	(7,397)
Youngy Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	39,431 USD	(2,923)
YTO Express Group Co., Ltd.	09/24/24	M	3.06%	JPMorgan Chase Bank, N.A.	847,796 USD	(1,550)
YTO Express Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	414,567 USD	(1,101)
YUD Yangtze River Investment Industry Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	5,938 USD	(667)
Yunnan Botanee Bio-Technology Group Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	92,249 USD	(63)
Yunnan Botanee Bio-Technology Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	50,967 USD	(22)
Yunnan Copper Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	11,813 USD	(30)
Yunnan Copper Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	416 USD	—
Yunnan Yuntianhua Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	623,575 USD	(3,487)
Yunnan Yuntianhua Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	340,991 USD	(2,335)
Zangge Mining Co., Ltd.	08/28/24	M	2.75%	JPMorgan Chase Bank, N.A.	549,456 USD	(43,869)
Zangge Mining Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	276,905 USD	(22,097)
Zhejiang Cfmoto Power Co., Ltd.	09/23/24	M	3.15%	JPMorgan Chase Bank, N.A.	321,409 USD	(16,967)
Zhejiang Cfmoto Power Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	148,836 USD	(8,479)
Zhejiang China Commodities City Group Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	133,306 USD	471
Zhejiang China Commodities City Group Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	59,101 USD	209
Zhejiang Crystal-Optech Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	83,526 USD	(4,530)
Zhejiang Crystal-Optech Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	17,591 USD	(889)
Zhejiang Dahua Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	10,883 USD	(10)
Zhejiang Dahua Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	546 USD	(3)
Zhejiang Daily Digital Culture Group Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	16,673 USD	(1,112)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Daily Digital Culture Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	2,315 USD	$(154)
Zhejiang Entive Smart Kitchen Appliance Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	10,969 USD	(569)
Zhejiang Golden Eagle Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	6,804 USD	(632)
Zhejiang Haers Vacuum Containers Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	4,564 USD	(59)
Zhejiang HangKe Technology, Inc., Co.	08/26/24	M	2.72%	JPMorgan Chase Bank, N.A.	10,587 USD	(718)
Zhejiang Hisoar Pharmaceutical Co., Ltd.	04/23/24	M	2.73%	JPMorgan Chase Bank, N.A.	310,976 USD	11,135
Zhejiang Hisoar Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	146,819 USD	5,236
Zhejiang Huace Film & Television Co., Ltd.	09/20/24	M	2.87%	JPMorgan Chase Bank, N.A.	5,376 USD	(45)
Zhejiang Huace Film & Television Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	3,285 USD	(113)
Zhejiang Huahai Pharmaceutical Co., Ltd.	06/26/24	M	2.91%	JPMorgan Chase Bank, N.A.	519,047 USD	14,907
Zhejiang Huahai Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	247,837 USD	7,014
Zhejiang Huatie Emergency Equipment Science and Technology Co., Ltd.	09/25/24	M	3.22%	JPMorgan Chase Bank, N.A.	400,601 USD	(16,941)
Zhejiang Huatie Emergency Equipment Science and Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	193,912 USD	(7,904)
Zhejiang Huayou Cobalt Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	164,040 USD	(722)
Zhejiang Huayou Cobalt Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	315,488 USD	(1,282)
Zhejiang International Group Co., Ltd.	10/09/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,436 USD	483
Zhejiang International Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	407 USD	80
Zhejiang Jasan Holding Group Co., Ltd.	09/11/24	M	2.72%	JPMorgan Chase Bank, N.A.	6,066 USD	(265)
ZheJiang Jiaxin Silk Corp Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,191 USD	15
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	32,668 USD	(733)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	16,581 USD	$(370)
Zhejiang Jingu Co., Ltd.	09/23/24	M	3.35%	JPMorgan Chase Bank, N.A.	492,105 USD	(31,907)
Zhejiang Jingu Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	257,627 USD	(16,762)
Zhejiang Jiuli Hi-Tech Metals Co., Ltd.	09/23/24	M	3.21%	JPMorgan Chase Bank, N.A.	26,531 USD	1,112
Zhejiang Jiuli Hi-Tech Metals Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	9,205 USD	390
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	41,798 USD	193
Zhejiang Jiuzhou Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	18,167 USD	66
Zhejiang Jolly Pharmaceutical Co., Ltd.	08/21/24	M	2.72%	JPMorgan Chase Bank, N.A.	32,292 USD	813
Zhejiang Jolly Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	18,889 USD	570
Zhejiang NHU Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	1,216 USD	36
Zhejiang NHU Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	613 USD	13
Zhejiang Qianjiang Motorcycle Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	4,146 USD	(22)
Zhejiang Runtu Co., Ltd.	08/28/24	M	2.72%	JPMorgan Chase Bank, N.A.	35,845 USD	(1,021)
Zhejiang Runtu Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	18,742 USD	(534)
Zhejiang Sanhua Intelligent Controls Co., Ltd.	09/23/24	M	3.31%	JPMorgan Chase Bank, N.A.	445,580 USD	(39,350)
Zhejiang Talent Television & Film Co., Ltd.	09/04/24	M	2.72%	JPMorgan Chase Bank, N.A.	1,253 USD	(108)
Zhejiang Tianyu Pharmaceutical Co., Ltd.	07/10/24	M	2.74%	JPMorgan Chase Bank, N.A.	115,085 USD	(1,885)
Zhejiang Tianyu Pharmaceutical Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	62,107 USD	(1,178)
Zhejiang Walrus New Material Co., Ltd.	10/08/24	M	3.47%	JPMorgan Chase Bank, N.A.	19,660 USD	(1,472)
Zhejiang Walrus New Material Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	10,721 USD	(800)
Zhejiang Wanfeng Auto Wheel Co., Ltd.	08/05/24	M	2.73%	JPMorgan Chase Bank, N.A.	464,291 USD	(31,625)
Zhejiang Wanfeng Auto Wheel Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	228,690 USD	(15,577)
Zhejiang Wanma Co., Ltd.	08/20/24	M	3.47%	JPMorgan Chase Bank, N.A.	40,540 USD	(1,611)
Zhejiang Wanma Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	24,005 USD	(1,071)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhejiang Weiming Environment Protection Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	5,219 USD	$58
Zhejiang Weiming Environment Protection Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	3,933 USD	25
Zhejiang Xinao Textiles, Inc.	10/09/24	M	2.72%	JPMorgan Chase Bank, N.A.	25,257 USD	(1)
Zhejiang Xinao Textiles, Inc.	01/26/24	M	3.47%	Credit Suisse International	13,273 USD	(24)
Zhejiang Xinneng Solar Photovoltaic Technology Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	9,027 USD	(59)
Zhejiang Xinneng Solar Photovoltaic Technology Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	4,684 USD	(28)
Zhejiang Yasha Decoration Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	25,329 USD	(807)
Zhejiang Yasha Decoration Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	12,899 USD	(422)
Zhejiang Yilida Ventilator Co., Ltd.	09/24/24	M	3.47%	JPMorgan Chase Bank, N.A.	2,309 USD	(84)
Zhejiang Yonggui Electric Equipment Co., Ltd.	09/11/24	M	3.47%	JPMorgan Chase Bank, N.A.	325,934 USD	(467)
Zhejiang Yonggui Electric Equipment Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	180,172 USD	(616)
Zhejiang Youpon Integrated Ceiling Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	3,328 USD	(113)
Zhejiang Zhaolong Interconnect Technology Co., Ltd.	09/23/24	M	3.47%	JPMorgan Chase Bank, N.A.	33,737 USD	(1,001)
Zhejiang Zhaolong Interconnect Technology Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	14,076 USD	(398)
Zhejiang Zheneng Electric Power Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	5,622 USD	11
Zhejiang Zheneng Electric Power Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	268 USD	—
Zhejiang Zoenn Design Co., Ltd.	09/20/24	M	3.08%	JPMorgan Chase Bank, N.A.	7,363 USD	(233)
Zhengzhou Jiean Hi-Tech Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	728 USD	(2)
Zhongjing Food Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	3,102 USD	(3)
Zhongjing Food Co., Ltd.	01/26/24	M	1.00%	Credit Suisse International	1,554 USD	(5)
Zhongshan Broad Ocean Motor Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	45,441 USD	(1,353)
Zhongshan Broad Ocean Motor Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	23,833 USD	(707)
Zhuhai Bojay Electronics Co., Ltd.	10/09/24	M	1.00%	JPMorgan Chase Bank, N.A.	952 USD	(13)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zhuhai Port Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	26,784 USD	$(286)
Zhuhai Port Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	6,690 USD	(47)
Zhuzhou CRRC Times Electric Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	185,175 USD	(6,323)
Zhuzhou CRRC Times Electric Co., Ltd.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	370,202 USD	(12,497)
Zhuzhou Hongda Electronics Corp., Ltd.	01/26/24	M	3.47%	Credit Suisse International	18,418 USD	(871)
Zhuzhou Hongda Electronics Corp., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	35,026 USD	(1,185)
Zhuzhou Kibing Group Co., Ltd.	09/30/24	M	3.47%	JPMorgan Chase Bank, N.A.	29,276 USD	(834)
Zhuzhou Kibing Group Co., Ltd.	01/26/24	M	3.47%	Credit Suisse International	842 USD	(25)
Zte Corp.	09/25/24	M	3.47%	JPMorgan Chase Bank, N.A.	40,867 USD	(1,636)
Zte Corp.	01/26/24	M	3.47%	Credit Suisse International	21,371 USD	(850)

Total Buys						$(19,434,873)

Sells
Broadcom, Inc.	05/30/24	M	2.77%	JPMorgan Chase Bank, N.A.	4,467,991 USD	353,351
Columbia Banking System, Inc.	10/16/23	M	2.77%	JPMorgan Chase Bank, N.A.	1,920,188 USD	118,492
Frontline Ltd.	07/15/24	M	0.41%	JPMorgan Chase Bank, N.A.	7,485,605 USD	1,268,457
Gold Fields Ltd.	06/04/24	M	2.45%	JPMorgan Chase Bank, N.A.	6,847,772 USD	(519,047)
Intercontinental Exchange, Inc.	05/13/24	M	2.77%	JPMorgan Chase Bank, N.A.	1,537,544 USD	53,546
LME Nickel Future Dec24 Swap	05/06/22	M	1.00%	Morgan Stanley Capital Services LLC	570 USD	3,649,326
New York Community Bancorp, Inc.	04/28/23	M	2.77%	JPMorgan Chase Bank, N.A.	29,830 USD	2,645
Noble Corp PLC	10/09/24	M	2.77%	Morgan Stanley Capital Services LLC	450,449 USD	5,862
Performance Food Group Co.	05/23/23	M	3.08%	Morgan Stanley Capital Services LLC	92,087 USD	8,592
Perpetual Ltd.	09/11/24	M	0.13%	JPMorgan Chase Bank, N.A.	3,281,282 AUD	99,987
Prologis, Inc.	06/17/24	M	2.77%	JPMorgan Chase Bank, N.A.	9,735,850 USD	623,346
Provident Financial Services, Inc.	10/01/24	M	2.77%	JPMorgan Chase Bank, N.A.	368,967 USD	15,296
Rentokil Initial PLC	12/18/23	M	0.78%	JPMorgan Chase Bank, N.A.	1,816,184 GBP	155,657
TELUS Corp.	06/19/24	M	2.90%	JPMorgan Chase Bank, N.A.	4,226,062 CAD	112,793
Unity Software, Inc.	07/17/24	M	2.70%	JPMorgan Chase Bank, N.A.	4,948,890 USD	431,078
Vistry Group PLC	09/17/24	M	1.49%	JPMorgan Chase Bank, N.A.	299,884 GBP	17,750

Total Sells						$6,397,131

Total OTC Total Return Swaps Outstanding						$(13,037,742)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2022

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	0.98%	3M/6M	03/25/2030	Morgan Stanley & Co. LLC	3,000,000 USD	$(332,704)	$—	$(332,704)
Pays	1-Year USD SOFR	1.00%	1Y/1Y	09/30/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,000,000 USD	(121,379)	—	(121,379)
Pays	1-Year USD SOFR	1.00%	1Y/1Y	09/30/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	(126,561)	—	(126,561)
Pays	6-Month EUR-EURIBOR	1.00%	6M/1Y	09/30/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,500,000 USD	(791,142)	—	(791,142)
Pays	6-Month EUR-EURIBOR	2.05%	6M/1Y	08/18/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,000,000 USD	(363,480)	1,688	(365,168)
Pays	6-Month EUR-EURIBOR	2.59%	6M/1Y	09/1/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,400,000 USD	(33,421)	—	(33,421)
Pays	6-Month EUR-EURIBOR	2.64%	6M/1Y	09/6/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,800,000 USD	(61,342)	—	(61,342)
Pays	1-Year USD SOFR	2.67%	1Y/1Y	05/15/2028	Merrill Lynch, Pierce, Fenner & Smith, Inc.	34,200,000 USD	(428,979)	—	(428,979)
Pays	1-Year USD SOFR	2.98%	1Y/1Y	09/27/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	(48,101)	—	(48,101)
Pays	1-Year USD SOFR	3.03%	1Y/1Y	09/27/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	(34,726)	—	(34,726)
Receives	3-Month USD LIBOR	0.66%	6M/3M	03/12/2035	Morgan Stanley & Co. LLC	1,500,000 USD	468,076	—	468,076
Receives	3-Month USD LIBOR	0.69%	6M/3M	12/29/2027	Morgan Stanley & Co. LLC	3,000,000 USD	476,384	—	476,384
Receives	3-Month USD LIBOR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	20,000,000 USD	2,165,120	—	2,165,120

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	0.80%	6M/3M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	$8,406	$—	$8,406
Receives	3-Month USD LIBOR	0.95%	6M/3M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	116,683	—	116,683
Receives	1-Year GBP-SONIA	1.00%	1Y/1Y	09/28/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,800,000 GBP	350,600	—	350,600
Receives	1-Year USD SOFR	1.00%	1Y/1Y	09/30/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,200,000 USD	255,967	—	255,967
Receives	1-Year USD SOFR	1.00%	1Y/1Y	03/25/2037	Morgan Stanley & Co. LLC	800,000 USD	224,897	—	224,897
Receives	3-Month USD LIBOR	1.24%	6M/3M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	96,888	—	96,888
Receives	1-Year USD SOFR	1.31%	1Y/1Y	04/12/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,900,000 USD	429,971	—	429,971
Receives	3-Month USD LIBOR	1.32%	6M/3M	02/26/2027	Morgan Stanley & Co. LLC	5,000,000 USD	557,703	—	557,703
Receives	3-Month USD LIBOR	1.46%	6M/3M	02/14/2024	Morgan Stanley & Co. LLC	10,000,000 USD	400,421	—	400,421
Receives	3-Month USD LIBOR	1.49%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	3,140,000 USD	464,425	—	464,425
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/28/2026	Morgan Stanley & Co. LLC	1,800,000 USD	171,107	6,115	164,992
Receives	3-Month USD LIBOR	1.58%	6M/3M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	679,154	—	679,154
Receives	1-Year USD SOFR	1.59%	1Y/1Y	06/6/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	42,840	—	42,840
Receives	3-Month USD LIBOR	1.61%	6M/3M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	711,478	—	711,478
Receives	3-Month USD LIBOR	1.62%	6M/3M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	710,612	—	710,612

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/27/2026	Morgan Stanley & Co. LLC	1,900,000 USD	$169,656	$4,658	$164,998
Receives	1-Year USD SOFR	1.62%	1Y/1Y	06/7/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	94,106	—	94,106
Receives	3-Month USD LIBOR	1.66%	6M/3M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	680,469	—	680,469
Receives	1-Year USD SOFR	1.66%	1Y/1Y	01/10/2058	Morgan Stanley & Co. LLC	3,735,000 USD	640,048	—	640,048
Receives	1-Year USD SOFR	1.69%	1Y/1Y	01/10/2057	Morgan Stanley & Co. LLC	2,490,000 USD	452,611	—	452,611
Receives	1-Year USD SOFR	1.69%	1Y/1Y	01/15/2057	Morgan Stanley & Co. LLC	9,130,000 USD	1,658,691	—	1,658,691
Receives	1-Year USD SOFR	1.70%	1Y/1Y	06/7/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	151,500	—	151,500
Receives	1-Year USD SOFR	1.73%	1Y/1Y	01/22/2057	Morgan Stanley & Co. LLC	3,901,000 USD	684,639	—	684,639
Receives	1-Year USD SOFR	1.73%	1Y/1Y	04/12/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,600,000 USD	402,905	—	402,905
Receives	1-Year USD SOFR	1.74%	1Y/1Y	01/12/2057	Morgan Stanley & Co. LLC	9,545,000 USD	1,660,250	—	1,660,250
Receives	1-Year USD SOFR	1.80%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	16,464,000 USD	1,546,155	—	1,546,155
Receives	3-Month USD LIBOR	1.81%	6M/3M	02/1/2024	Morgan Stanley & Co. LLC	2,500,000 USD	86,902	—	86,902
Receives	1-Year USD SOFR	1.83%	1Y/1Y	03/30/2062	Morgan Stanley & Co. LLC	6,157,200 USD	558,143	—	558,143
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/21/2023	Morgan Stanley & Co. LLC	8,000,000 USD	252,315	—	252,315
Receives	3-Month USD LIBOR	1.88%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	132,063	—	132,063

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	1.90%	6M/3M	08/28/2029	Morgan Stanley & Co. LLC	1,650,000 USD	$203,455	$—	$203,455
Receives	1-Year USD SOFR	1.92%	1Y/1Y	04/12/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,100,000 USD	145,483	—	145,483
Receives	1-Year GBP-SONIA	1.98%	1Y/1Y	08/16/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,450,000 GBP	168,841	1,715	167,126
Receives	3-Month USD LIBOR	2.05%	6M/3M	11/29/2024	Morgan Stanley & Co. LLC	5,000,000 USD	241,662	—	241,662
Receives	1-Year USD SOFR	2.21%	1Y/1Y	07/6/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	111,016	—	111,016
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/30/2024	Morgan Stanley & Co. LLC	2,000,000 USD	85,848	—	85,848
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/26/2026	Morgan Stanley & Co. LLC	2,000,000 USD	121,054	—	121,054
Receives	1-Year Check	2.27%	1Y/1Y	04/26/2057	Morgan Stanley & Co. LLC	16,800,000 USD	1,374,142	—	1,374,142
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/27/2025	Morgan Stanley & Co. LLC	900,000 USD	41,430	4,800	36,630
Receives	1-Year Check	2.33%	1Y/1Y	04/23/2057	Morgan Stanley & Co. LLC	8,400,000 USD	606,108	—	606,108
Receives	3-Month USD LIBOR	2.35%	6M/3M	11/8/2024	Morgan Stanley & Co. LLC	4,000,000 USD	165,701	—	165,701
Receives	3-Month USD LIBOR	2.37%	6M/3M	11/1/2024	Morgan Stanley & Co. LLC	2,000,000 USD	81,794	—	81,794
Receives	3-Month USD LIBOR	2.38%	6M/3M	10/5/2023	Morgan Stanley & Co. LLC	3,000,000 USD	63,414	—	63,414
Receives	3-Month USD LIBOR	2.39%	6M/3M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	346,596	—	346,596
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	196,684	24,111	172,573

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD SOFR	2.41%	6M/3M	05/28/2057	Morgan Stanley & Co. LLC	20,750,000 USD	$1,144,419	$—	$1,144,419
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/23/2024	Morgan Stanley & Co. LLC	2,000,000 USD	77,585	—	77,585
Receives	3-Month USD LIBOR	2.42%	6M/3M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	79,275	—	79,275
Receives	3-Month USD LIBOR	2.43%	6M/3M	10/13/2026	Morgan Stanley & Co. LLC	3,000,000 USD	190,118	—	190,118
Receives	3-Month USD LIBOR	2.45%	6M/3M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	156,191	—	156,191
Receives	1-Year USD SOFR	2.47%	1Y/1Y	08/18/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,350,000 USD	102,701	669	102,032
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley & Co. LLC	7,000,000 USD	320,855	—	320,855
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	175,140	—	175,140
Receives	1-Year GBP-SONIA	2.71%	1Y/1Y	09/2/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,400,000 GBP	55,575	—	55,575
Receives	3-Month USD LIBOR	2.72%	6M/3M	09/8/2028	Morgan Stanley & Co. LLC	1,000,000 USD	67,675	—	67,675
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley & Co. LLC	3,000,000 USD	201,131	—	201,131
Receives	1-Year USD SOFR	2.73%	1Y/1Y	05/13/2031	Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,300,000 USD	340,523	—	340,523
Receives	1-Year USD LIBOR	2.81%	1Y/1Y	05/11/2032	Morgan Stanley & Co. LLC	1,000,000 USD	73,023	(349)	73,372
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/30/2029	Morgan Stanley & Co. LLC	3,000,000 USD	200,805	—	200,805
Receives	1-Year USD SOFR	2.93%	1Y/1Y	09/7/2032	Merrill Lynch, Pierce, Fenner & Smith, Inc.	500,000 USD	6,552	—	6,552

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	1-Year USD SOFR	3.08%	1Y/1Y	05/15/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,100,000 USD	$37,099	$—	$37,099
Receives	1-Year USD SOFR	3.12%	1Y/1Y	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	99,614	(802)	100,416
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	93,906	(1,052)	94,958
Receives	1-Year USD SOFR	3.32%	1Y/1Y	09/22/2037	Morgan Stanley & Co. LLC	2,800,000 USD	53,815	(1,522)	55,337
Receives	1-Year USD SOFR	3.40%	1Y/1Y	09/16/2027	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,000,000 USD	18,053	—	18,053
Receives	1-Year USD SOFR	3.94%	1Y/1Y	09/16/2024	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,500,000 USD	7,226	—	7,226

Total Centrally Cleared Interest Rate Swaps Outstanding							$22,613,859	$40,031	$22,573,828

Abbreviation Legend:
M	Monthly
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

September 30, 2022 (Unaudited)

MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
T	At Maturity
TFEX	Thailand Futures Exchange
TSFR	Term Secured Financing Rate
Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of September 30, 2022 (Unaudited)

Assets:
Investments in securities, at fair value (cost $4,388,985,397)	$4,087,453,154
Cash	1,537,351,902
Cash denominated in foreign currencies (cost of $29,986,406)	28,700,675
Segregated cash balance with broker for securities sold short	449,830,171
Segregated cash balance with custodian for derivative financial instruments	414,292,139
Segregated cash balance with counterparties for futures contracts	255,846,788
Segregated cash balance with counterparties for centrally cleared derivatives	58,773,883
Unrealized appreciation on unfunded loan commitments	49,282
Unrealized appreciation on forward foreign currency exchange contracts	3,985,923
Income receivable	15,905,716
Receivable for investments sold	4,918,823,883
Receivable for Fund shares sold	249,039,725
Receivable for periodic payments from swap contracts	55,274,840
Variation margin receivable on futures	65,022,401
Variation margin receivable on centrally cleared swaps	1,696,020
Swap contracts, at fair value (net premiums paid $876,458)	13,912,461
Prepaid expenses and other assets	660,218

Total assets	12,156,619,181

Liabilities:
Securities sold short, at fair value (proceeds of $2,034,543,651)	1,853,956,722
Cash received as collateral from custodian for derivative financial instruments	216,155,922
Cash received as collateral from counterparty for centrally cleared derivatives	45,410,704
Cash received as collateral from counterparty for futures contracts	111,672,440
Cash received as collateral for swaps and reverse repurchase agreements	11,319,000
Cash received as collateral from counterparty for OTC derivatives	33,541,342
Cash received as collateral from broker for TBAs	113,410,000
Options written, at fair value (premiums received $25,111,642)	51,121,687
Unrealized depreciation on forward foreign currency exchange contracts	868,236
Payable for investments purchased	4,479,109,978
Payable for Fund shares redeemed	383,562,260
Payable for periodic payments from swap contracts	52,392,775
Variation margin payable on futures	5,949,723
Variation margin payable on centrally cleared swaps	37,268,685
Swap contracts, at fair value (net premiums received $2,158,530)	30,301,647
Dividend and interest income payable on securities sold short	5,099,331
Management fee payable	22,905,705
Payable to Affiliate	1,981,576
Accrued expenses and other liabilities	4,284,804

Total liabilities	7,460,312,537

Net assets	$4,696,306,644

Net Assets Consist of:
Paid-in capital	$5,666,251,671
Total distributable earnings	(969,945,027)

Net assets	$4,696,306,644

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of September 30, 2022 (Unaudited)

Net Asset Value:
Class I Shares
Net Assets	$3,582,070,246
Class I Shares outstanding, no par value, unlimited shares authorized	362,188,649

Net asset value per share	$9.89

Class D Shares
Net Assets	$21,366,297
Class D Shares outstanding, no par value, unlimited shares authorized	2,163,359

Net asset value per share	$9.88

Class Y Shares
Net Assets	$1,092,870,101
Class Y Shares outstanding, no par value, unlimited shares authorized	111,250,784

Net asset value per share	$9.82

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Six-Months Ended September 30, 2022 (Unaudited)

Investment Income:
Interest (including net foreign taxes withheld of $5,183)	$63,939,880
Dividends (including net foreign taxes withheld of $93,779)	3,240,230
Other Income	1,278,420

Total income	68,458,530

Expenses:
Management fees	$46,675,825
Administration fees	2,744,320
Custodian fees	1,107,544
Trustees’ fees	462,823
Distribution fees—Class D	35,120
Shareholder service fees	1,624,099
Registration fees	97,766
Printing and postage fees	188,014
Professional fees	3,083,517
Dividends and interest on securities sold short	21,119,101
Line of credit fee	900,395
Interest fees	39,268
Other	741,645

Net expenses	78,819,437

Net investment loss	(10,360,907)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	(109,525,017)
Net realized gain (loss) on securities sold short	187,604,145
Net realized gain (loss) on forward foreign currency exchange contracts	9,074,835
Net realized gain (loss) on foreign currency transactions	(706,275)
Net realized gain (loss) on futures contracts	(107,359,325)
Net realized gain (loss) on options written	(190,001,679)
Net realized gain (loss) on swap contracts	(117,906,247)
Net change in unrealized appreciation (depreciation) on investments in securities	(299,182,209)
Net change in unrealized appreciation (depreciation) on securities sold short	143,300,065
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	4,153,257
Net change in unrealized appreciation (depreciation) on foreign currency translations	(887,644)
Net change in unrealized appreciation (depreciation) on futures contracts	47,770,650
Net change in unrealized appreciation (depreciation) on options written	138,120,440
Net change in unrealized appreciation (depreciation) on swap contracts	15,282,778
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	(110,560)

Net realized and unrealized loss	(280,372,786)

Net decrease in net assets resulting from operations	$(290,733,693)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 9/30/2022 (unaudited)	Year Ended 3/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(10,360,907)	$(41,852,146)
Net realized gain (loss)	(328,819,563)	339,985,420
Net change in unrealized appreciation (depreciation)	48,446,777	(195,820,433)

Net increase (decrease) in net assets resulting from operations	(290,733,693)	102,312,841

Distributions:
Distributions from earnings
Class I Shares	—	(66,621,442)
Class D Shares	—	(429,054)
Class Y Shares	—	(20,724,055)

Total distributions to shareholders	—	(87,774,551)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	561,135,131	1,216,510,073
Proceeds from sale of Class D Shares	4,433,422	10,901,659
Proceeds from sale of Class Y Shares	60,173,398	365,097,592
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	—	52,917,040
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	—	336,917
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	—	20,681,257
Shareholder redemptions:
Cost of Class I Shares redeemed	(716,343,866)	(953,055,040)
Cost of Class D Shares redeemed	(7,288,728)	(12,700,063)
Cost of Class Y Shares redeemed	(146,527,892)	(489,256,452)

Net increase (decrease) in net assets resulting from capital transactions	(244,418,535)	211,432,983

Net increase (decrease) in net assets	(535,152,228)	225,971,273

Net Assets:
Beginning of period	5,231,458,872	5,005,487,599

End of period	$4,696,306,644	$5,231,458,872

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Six-Months Ended 9/30/2022 (unaudited)	Year Ended 3/31/2022
Share Transactions:
Class I Shares
Beginning of period	377,678,111	348,316,502
Shares issued	55,157,719	113,770,975
Reinvestment in Shares	—	5,034,923
Shares redeemed	(70,647,181)	(89,444,289)

Net change in shares resulting from share transactions	(15,489,462)	29,361,609

End of period	362,188,649	377,678,111

Class D Shares
Beginning of period	2,445,310	2,580,674
Shares issued	439,209	1,017,155
Reinvestment in Shares	—	32,026
Shares redeemed	(721,160)	(1,184,545)

Net change in shares resulting from share transactions	(281,951)	(135,364)

End of period	2,163,359	2,445,310

Class Y Shares
Beginning of period	119,885,251	129,503,907
Shares issued	5,983,447	34,216,451
Reinvestment in Shares	—	1,982,863
Shares redeemed	(14,617,914)	(45,817,970)

Net change in shares resulting from share transactions	(8,634,467)	(9,618,656)

End of period	111,250,784	119,885,251

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2022 (Unaudited)

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(290,733,693)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(4,390,081,855)
Proceeds from disposition of investments in securities	3,556,549,717
Proceeds from securities sold short	11,819,460,402
Payments to cover securities sold short	(10,373,011,502)
Short-term investments, net	172,803,879
Premiums paid on closing options written	(340,534,281)
Proceeds from premiums received from options written	109,367,358
Net realized loss on investments in securities	109,525,017
Net realized gain on securities sold short	(187,604,145)
Net realized loss on options written	190,001,679
Net change in accretion of bond discount and amortization of bond and swap premium	(7,060,092)
Net change in unrealized depreciation on investments in securities	299,182,209
Net change in unrealized appreciation on securities sold short	(143,300,065)
Net change in unrealized appreciation on options written	(138,120,440)
Net change in unrealized depreciation on reverse repurchase agreements	66,105
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	(2,975,790)
Income receivable	2,810,030
Receivable for periodic payments from swap contracts	2,164,635
Investment subscriptions paid in advance	—
Variation margin receivable on futures	(23,926,597)
Variation margin receivable on centrally cleared swaps	(1,171,507)
Change in unrealized on unfunded loan	110,560
Swap contracts, at fair value	20,426,432
Prepaid expenses and other assets	(595,807)
Increase (decrease) in liabilities:
Cash received as collateral for swaps and reverse repurchase agreements	6,179,000
Cash received as collateral from custodian for derivative financial instruments	211,114,473
Cash received as collateral from counterparty for OTC derivatives	33,540,541
Cash received as collateral from counterparty for centrally cleared derivatives	7,655,335
Cash received as collateral from counterparty for futures contracts	111,478,898
Cash received as collateral from broker for TBAs	113,410,000
Unrealized depreciation on forward foreign currency exchange contracts	(1,177,467)
Swap contracts, at fair value	(24,189,853)
Variation margin payable on futures	(9,470,056)
Variation margin payable on centrally cleared swaps	(1,731,322)
Payable for periodic payments from swap contracts	24,311,134
Dividend and interest income payable on securities sold short	(1,088,495)
Interest payable on reverse repurchase agreements	25,019
Change in unrealized on unfunded loan	—
Management fee payable	(1,136,849)
Payable to Affiliates	373,657
Accrued expenses and other liabilities	(3,799,886)

Net cash provided by operating activities	$848,846,378

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Six Months Ended September 30, 2022 (Unaudited)

Cash Flows from Financing Activities
Proceeds from shares sold	$384,001,551
Cost of shares repurchased	(490,500,565)
Proceeds from reverse repurchase agreements	—
Repayment of reverse repurchase agreements	(185,701,445)
Distributions paid (net of reinvestment)	—

Net cash provided (used) by financing activities	(292,200,459)

Net increase (decrease) in unrestricted and restricted cash and foreign currency	556,645,919
Unrestricted and restricted cash and foreign currency, beginning of period	2,188,149,639

Unrestricted and restricted cash and foreign currency, end of period	$2,744,795,558

Supplemental disclosure of cash flow information:

Cash paid during the period for interest	$14,259

Non-Cash Financing Activities

Capital shares issued in reinvestment of distribution	$—

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Six Months Ended September 30, 2022	Year Ended March 31, 2022
Cash	$1,537,351,902	$1,042,164,458
Foreign currency at value	28,700,675	24,474,423
Cash Pledged
Securities sold short	449,830,171	457,209,752
Derivative financial instruments	414,292,139	487,161,960
Futures contracts	255,846,788	96,549,761
Centrally cleared derivatives	58,773,883	80,589,285

	$2,744,795,558	$2,188,149,639

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Six-Months Ended 9/30/2022 (unaudited)	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018
Net Asset Value, Beginning of Period	$10.48	$10.44	$9.08	$10.76	$10.67	$10.56
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.09)	0.08	0.15	0.10	0.01
Net realized and unrealized gain (loss)	(0.57)	0.31	1.60	(1.44)	0.19	0.31

Total From Investment Operations	(0.59)	0.22	1.68	(1.29)	0.29	0.32

Less Distributions to Shareholders:
From net investment income	—	—	(0.32)	(0.21)	(0.13)	(0.08)
From net realized capital gains	—	(0.18)	—	(0.18)	(0.07)	(0.13)

Total Distributions	—	(0.18)	(0.32)	(0.39)	(0.20)	(0.21)

Net Asset Value, End of Period	$9.89	$10.48	$10.44	$9.08	$10.76	$10.67

Total Return	(5.63)%[2]	2.09%	18.34%	(12.32)%	2.76%	3.06%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.30%[4]	0.96%	0.80%	0.94%	1.33%	0.89%
Management Fees	1.88%[4]	1.87%	1.87%	1.85%	1.86%	1.88%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.18%[4]	2.83%	2.67%	2.79%	3.19%	2.77%
Excluded expenses[5]	(0.91)%[4]	(0.50)%	(0.42)%	(0.65)%	(1.00)%	(0.57)%

Expenses, net of impact of excluded expenses	2.27%[4]	2.33%	2.25%	2.14%	2.19%	2.20%

Net investment income gain (loss)	(0.43)%[4]	(0.83)%	0.77%	1.43%	0.94%	0.13%

Supplemental Data:
Net assets, end of period (in thousands)	$3,582,070	$3,958,328	$3,637,018	$4,734,372	$5,292,572	$5,088,031
Portfolio turnover	362%[2]	193%	135%	193%	203%	300%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and is not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Six-Months Ended 9/30/2022 (unaudited)	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018
Net Asset Value, Beginning of Period	$10.48	$10.47	$9.10	$10.73	$10.64	$10.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.12)	0.05	0.13	0.06	(0.03)
Net realized and unrealized gain (loss)	(0.56)	0.31	1.60	(1.46)	0.20	0.30

Total From Investment Operations	(0.60)	0.19	1.65	(1.33)	0.26	0.27

Less Distributions to Shareholders:
From net investment income	—	—	(0.28)	(0.12)	(0.10)	(0.03)
From net realized capital gains	—	(0.18)	—	(0.18)	(0.07)	(0.13)

Total Distributions	—	(0.18)	(0.28)	(0.30)	(0.17)	(0.16)

Net Asset Value, End of Period	$9.88	$10.48	$10.47	$9.10	$10.73	$10.64

Total Return	(5.73)%[2]	1.70%	18.07%	(12.60)%	2.50%	2.60%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.58%[4]	1.27%	1.07%	1.18%	1.71%	1.27%
Management Fees	1.87%[4]	1.87%	1.87%	1.85%	1.86%	1.88%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.45%[4]	3.14%	2.94%	3.03%	3.57%	3.15%
Excluded expenses[5]	(1.21)%[4]	(0.74)%	(0.68)%	(0.90)%	(1.29)%	(0.81)%

Expenses, net of impact of excluded expenses	2.24%[4]	2.40%	2.26%	2.13%	2.28%	2.34%

Net investment income gain (loss)	(0.70)%[4]	(1.14)%	0.51%	1.19%	0.57%	(0.26)%

Supplemental Data:
Net assets, end of period (in thousands)	$21,366	$25,626	$27,031	$40,987	$297,086	$229,593
Portfolio turnover	362%[2]	193%	135%	193%	203%	300%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and is not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Six-Months Ended 9/30/2022 (unaudited)	Year Ended 3/31/2022	Year Ended 3/31/2021	Year Ended 3/31/2020	Year Ended 3/31/2019	Year Ended 3/31/2018
Net Asset Value, Beginning of Period	$10.41	$10.36	$9.02	$10.68	$10.59	$10.48
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.08)	0.08	0.16	0.09	0.02
Net realized and unrealized gain (loss)	(0.57)	0.31	1.59	(1.42)	0.21	0.31

Total From Investment Operations	(0.59)	0.23	1.67	(1.26)	0.30	0.33

Less Distributions to Shareholders:
From net investment income	—	—	(0.33)	(0.22)	(0.14)	(0.09)
From net realized capital gains	—	(0.18)	—	(0.18)	(0.07)	(0.13)

Total Distributions	—	(0.18)	(0.33)	(0.40)	(0.21)	(0.22)

Net Asset Value, End of Period	$9.82	$10.41	$10.36	$9.02	$10.68	$10.59

Total Return	(5.67)%[2]	2.10%	18.49%	(12.25)%	2.85%	3.17%

Ratios to Average Net Assets:[3]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.24%[4]	0.86%	0.72%	0.83%	1.39%	0.79%
Management Fees	1.87%[4]	1.87%	1.87%	1.85%	1.86%	1.88%

Net expenses after recoupment (reimbursement) from Investment Adviser	3.11%[4]	2.73%	2.59%	2.68%	3.25%	2.67%
Excluded expenses[5]	(0.91)%[4]	(0.50)%	(0.42)%	(0.62)%	(1.13)%	(0.57)%

Expenses, net of impact of excluded expenses	2.20%[4]	2.23%	2.17%	2.06%	2.12%	2.10%

Net investment income gain (loss)	(0.36)%[4]	(0.72)%	0.85%	1.54%	0.89%	0.23%

Supplemental Data:
Net assets, end of period (in thousands)	$1,092,870	$1,247,505	$1,341,439	$1,752,913	$1,619,797	$686,390
Portfolio turnover	362%[2]	193%	135%	193%	203%	300%

[1]	Calculated using average shares outstanding during the period.
[2]	Percentage represents the results for the period presented and is not annualized.
[3]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[4]	Financial ratios have been annualized except for non-recurring costs.
[5]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Six-Months Ended September 30, 2022 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the six months ended September 30, 2022, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2022, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the ultimate oversight of the Board). The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Financial Statements include the Financial Statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Financial Statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the six months ended. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the Consolidated Financial Statements include the assets and liabilities and the results of operations and cash flows of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value. The Board has established procedures for determining the value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the day-to-day operational implementation of the valuation and pricing function of the Fund for all investments. Effective August 4, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Investment Adviser as the “valuation designee” of the Fund. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the Investment Adviser, as the valuation designee, in good faith, and such determinations will be subject to oversight by the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. As such, market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There was one instance of such determination made during the six months ended September 30, 2022.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At September 30, 2022, the total fair value of Level 3 investments was $66,950,603. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of September 30, 2022, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At September 30, 2022, the Fund did not have any investment in short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At September 30, 2022, the Fund had an outstanding commitment of $2,480,675 related to held unfunded loan commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permits delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage, (e.g. 2017 Vintage, 2018

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Vintage and 2019 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2016 Vintage Allowance can be delivered against the 2017 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that it’s custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements at September 30, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Statement of Assets and Liabilities.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of September 30, 2022, the Fund did not have any investment in reverse repurchase agreements. The weighted average daily balances of reverse repurchase agreements outstanding for the Fund during the six-months ended September 30, 2022 was approximately $72,004,764, at a weighted average weekly interest rate of 1.03%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements (“SLA”) and related collateral governed by an SLA. At September 30, 2022, the Fund did not have any investment in reverse repurchase agreements.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost

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basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses the adjusted prior day net assets for each class of shares, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At September 30, 2022, the Fund had $1,537,351,902 in domestic cash and $28,556,360 in foreign cash held at State Street Bank and Trust Company.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2019, October 31, 2020 and October 31, 2021, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Consolidated Financial Statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these Consolidated Financial Statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times

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consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forwards, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or other guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) entered into between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments with collateral. At September 30, 2022, the Fund used the gross method of presentation in its Consolidated Financial Statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per the Fund’s ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in NAV. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to

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receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of September 30, 2022, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Interbank Offered Rates Transition

Certain jurisdictions are currently reforming or phasing out their benchmark interest rates, most notably the London Interbank Offered Rates (“LIBOR”) across multiple currencies. Many such reforms and phase outs became effective at the end of calendar year 2021 with select U.S. dollar LIBOR tenors persisting through June 2023. The Fund has taken steps to prepare for and mitigate the impact of changing base rates and continues to evaluate the impact of prospective changes on existing transactions and contractual arrangements and manage transition efforts.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of the six months ended are disclosed in the Consolidated Schedule of Investments.

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Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/ or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

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Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk,

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or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return Swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

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Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at the six months ended are listed at the end of the Fund’s Consolidated Schedule of Investments.

At September 30, 2022, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	24,955,694	Centrally cleared swaps, at fair value (c)	(2,341,835)
	Swap contracts, at fair value (b)	8,804	Swap contracts, at fair value (b)	(130,125)
	Unrealized appreciation on futures contracts (c)	7,592,791	Unrealized depreciation on futures contracts (c)	(9,383,692)
	Purchased options, at fair value (b)	100,643,823	Options written, at value	(368,284)

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Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Equity	Swap contracts, at fair value (b)	11,208,712	Swap contracts, at fair value (b)	(24,124,996)
	Unrealized appreciation on futures contracts (c)	6,085,285	Unrealized depreciation on futures contracts (c)	(4,472,659)
	Purchased options, at fair value (d)	20,745,118	Options written, at value	(7,846,205)
Commodity	Swap contracts, at fair value (b)	—	Swap contracts, at fair value (b)	(137)
	Unrealized appreciation on futures contracts (c)	117,332,819	Unrealized depreciation on futures contracts (c)	(74,043,530)
	Purchased options, at fair value (d)	61,882,924	Options written, at value	(42,907,198)
Credit	Centrally cleared swaps, at fair value (c)	—	Centrally cleared swaps, at fair value (c)	(1,055,752)
	Swap contracts, at fair value (b)	2,694,945	Swap contracts, at fair value (b)	(6,046,389)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,985,923	Unrealized depreciation on forward foreign currency exchange contracts	(868,236)
	Unrealized appreciation on futures contracts (c)	580,265	Unrealized depreciation on futures contracts (c)	(731,260)
	Purchased options, at fair value (d)	3,898,624	Options written, at value	—

Total		$361,615,727		$(174,320,298)

Amounts not subject to MNA(1)		222,399,180		(137,942,451)

Total Gross amounts subject to MNA		$139,216,547		$(36,377,847)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six-months ended September 30, 2022:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	178,099,222	(991)	16,993,666
Future contracts	—	2,545,594,630	(83,363,648)	(2,295,126)
Purchased options (d)	1,019,205,781	(4,010,301)	858,056	(7,349,791)
Options written	584,438,771	156,184	—	1,692,810

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Equity
Swap contracts	—	1,799,180,523	(105,587,153)	(8,001,402)
Future contracts	—	171,054,893	(9,508,131)	4,241,971
Purchased options (d)	5,026,239	(1,045,179)	(8,686,687)	7,779,895
Options written	932,166	(248,310)	(3,521,456)	(1,719,203)

Commodity
Swap contracts	—	—	—	980,189
Future contracts	—	1,733,599,411	(15,329,091)	46,198,523
Purchased options (d)	36,939	163,919,107	204,095,069	(152,358,514)
Options written	24,567	(146,654,942)	(188,186,182)	137,995,523

Credit
Swap contracts	—	154,087,026	(12,318,103)	5,310,325

Foreign Exchange
Forward foreign currency exchange Contracts	—	209,861,368	9,074,835	4,153,257
Future contracts	—	50,020,917	841,545	(374,718)
Purchased options (d)	3,826,947	394,746	(146,181)	1,623,595
Options written	2,480,575	782,499	1,705,959	151,310

Total			$(210,072,159)	$55,022,310

(a)	Averages are based on monthly activity levels during the six-months ended September 30, 2022.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements that contain MNAs that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or SLA and related collateral governed by an SLA (see Note 3).

The Fund has MNAs, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable MNA and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of September 30, 2022.

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of September 30, 2022:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Citibank N.A.	$4,368,961	$(1,094,832)	$(3,274,129)	$—	$—
Bank of America International	505,415	(505,415)	—	—	—
JPMorgan Chase Bank, N.A.	4,710,092	(969,072)	—	—	3,741,020
Deutsche Bank	505,415	(505,415)	—	—	—
Morgan Stanley & Co. LLC	63,247,967	—	—	—	63,247,967

Cayman Subsidiary
Citibank N.A.	75,565	—	(75,565)	—	—
Goldman Sachs International	119,949	(119,949)	—	—	—
Morgan Stanley Capital Services LLC	3,672,434	(129,551)	—	—	3,542,883
Morgan Stanley & Co. LLC	1,921,222	—	—	—	1,921,222
State Street Bank and Trust Company	1,836,776	(845,878)	(849,655)	—	141,243

Domestic Subsidiary IV
Credit Suisse International	154,208	(154,208)	—	—	—
Goldman Sachs Bank USA	4,564	(4,564)	—	—	—
Goldman Sachs International	97,396	(97,396)	—	—	—
J.P. Morgan Securities LLC	1,369,798	(410,073)	—	—	959,725
JPMorgan Chase Bank, N.A.	4,133,444	(4,133,444)	—	—	—
Morgan Stanley Capital Services LLC	1,282,424	(1,282,424)	—	—	—
State Street Bank and Trust Company	2,073,582	—	—	—	2,073,582

	$90,079,212	$(10,252,221)	$(4,199,349)	$—	$75,627,642

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Citibank N.A.	$(1,094,832)	$1,094,832	$—	$—	$—
Goldman Sachs International	(5,488,007)	505,415	4,982,592	—	—
JPMorgan Chase Bank, N.A.	(969,072)	969,072	—	—	—
Morgan Stanley Capital Services LLC	(1,001,037)	505,415	495,622	—	—

Cayman Subsidiary
Citigroup Global Markets, Inc.	(95,364)	—	—	—	(95,364)
Goldman Sachs International	(894,422)	119,949	774,473	—	—
J.P. Morgan Securities LLC	(1,225,848)	—	1,225,848	—	—
Morgan Stanley Capital Services LLC	(129,551)	129,551	—	—	—
State Street Bank and Trust Company	(845,878)	845,878	—	—	—

Domestic Subsidiary IV
Credit Suisse International	(1,391,913)	154,208	1,237,705	—	—
Goldman Sachs Bank USA	(211,050)	4,564	—	—	(206,486)
Goldman Sachs International	(6,086,120)	97,396	5,988,724	—	—
J.P. Morgan Securities LLC	(410,073)	410,073	—	—	—
JPMorgan Chase Bank, N.A.	(9,984,628)	4,133,444	—	—	(5,851,184)
Morgan Stanley Capital Services LLC	(6,473,512)	1,282,424	5,191,088	—	—
Morgan Stanley & Co. LLC	(77,501)	—	—		(77,501)

	$(36,378,808)	$10,252,221	$19,896,052	$—	$(6,230,535)

(1)	The Fund and each Subsidiary are subject to separate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of September 30, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$895,692,032	$4,955,393	$805,897	$901,453,322
Exchange-Traded Funds	3,410,091	9,906,726	—	13,316,817
Preferred Stock	—	—	9,445,978	9,445,978
Asset-Backed Securities	—	175,962,818	—	175,962,818
Convertible Bonds	—	2,903,591	—	2,903,591
Bank Debt	—	96,310,667	56,265,185	152,575,852
Corporate Bonds & Notes	—	241,894,433	125,350	242,019,783
Sovereign Debt	—	90,762,144	—	90,762,144
Mortgage-Backed Securities	—	1,284,594,660	—	1,284,594,660
U.S. Government Sponsored Agency Securities	—	3,830,083	—	3,830,083
U.S. Treasury Notes	—	26,613,364	—	26,613,364
Municipals	—	231,290	—	231,290
Warrants	1,597,242	120,767	223,379	1,941,388
Rights	103,279	—	95,958	199,237
Commodities	—	366,178,730	—	366,178,730
Repurchase Agreements	—	168,761,100	—	168,761,100
Purchased Options	61,953,702	125,217,748	—	187,171,450
Subtotal	$962,756,346	$2,598,243,514	$66,961,747	$3,627,961,607
Investments Valued at NAV				459,491,547
Total Investments in Securities	$962,756,346	$2,598,243,514	$66,961,747	$4,087,453,154
Other Financial Instruments:
Unfunded Loan Commitment (a)	—	49,282	—	49,282
Futures Contracts	131,591,160	—	—	131,591,160
Forward Foreign Currency Exchange Contracts	—	3,985,923	—	3,985,923
OTC Credit Default Swaps	—	2,694,945	—	2,694,945
OTC Total Return Swaps	—	11,217,516	—	11,217,516
Centrally Cleared Interest Rate Swaps	—	24,955,694	—	24,955,694
Total Assets and Other Financial Instruments	$1,094,347,506	$2,641,146,874	$66,961,747	$4,261,947,674

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(437,852,461)	$—	$(11,144)	$(437,863,605)
Corporate Bonds & Notes	—	(37,837,394)	—	(37,837,394)
Exchange-Traded Funds	(21,022,854)	—	—	(21,022,854)
Sovereign Debt	—	(94,465,487)	—	(94,465,487)
Mortgage-Backed Securities	—	(1,253,366,237)	—	(1,253,366,237)
U.S. Treasury Notes	—	(9,401,145)	—	(9,401,145)
Total Securities Sold Short	(458,875,315)	(1,395,070,263)	(11,144)	(1,853,956,722)
Other Financial Instruments:
Options Written	(45,913,723)	(5,207,964)	—	(51,121,687)
Futures Contracts	(88,631,141)	—	—	(88,631,141)
Forward Foreign Currency Exchange Contracts	—	(868,236)	—	(868,236)
Centrally Cleared Credit Default Swaps	—	(1,055,752)	—	(1,055,752)
OTC Credit Default Swaps	—	(6,046,389)	—	(6,046,389)
OTC Total Return Swaps	—	(24,255,258)	—	(24,255,258)
Centrally Cleared Interest Rate Swaps	—	(2,341,835)	—	(2,341,835)
Total Liabilities and Other Financial Instruments	$(593,420,179)	$(1,434,845,697)	$(11,144)	$(2,028,277,020)

(a)	Represents unrealized appreciation (depreciation).

Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Financial Statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commence- ment Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven (1)	41,453,252	2,134,870	N/A	57,006,337	Semi- Annual	—	59,141,207

Macro Strategies (2)	N/A	N/A	N/A	102,837,510	90 days	—	102,837,510

Macro Strategies (2)	N/A	N/A	N/A	174,726,264	6 days	—	174,726,264

Macro Strategies (2)	N/A	N/A	N/A	74,074,442	2 years	—	74,074,442

Macro Strategies (2)	N/A	N/A	N/A	22,008,471	Monthly	—	22,008,471

Equity Hedge (3)	N/A	N/A	N/A	26,703,653	Monthly	—	26,703,653

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(3)

The Equity Hedge strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments	Common Stocks	Preferred Stocks	Bank Debt	Corporate Bonds & Notes	Warrants	Rights	Common Stocks Sold Short	Unfunded Loan Commitment	Total
Balance as of March 31, 2022	$805,897	$9,655,872	$92,116,920	$126,440	$262,811	$—	$(11,144)	$71,259	$103,028,055
Transfers In	—	—	13,840,984	—	—	—	—	—	13,840,984
Transfers Out	—	—	(44,444,359)	—	—	—	—	—	(44,444,359)
Purchases	—	—	3,181,997	—	—	102,355	12,690	—	3,297,042
Sales	(479)	—	(4,499,923)	—	—	—	(6,905)	—	(4,507,307)
Amortization	—	—	271,515	—	—	—	—	—	271,515
Net realized gain (loss)	479	—	702,689	—	—	—	(1,285)	—	701,883
Net change in unrealized appreciation (depreciation)	—	(209,894)	(4,904,638)	(1,090)	(39,432)	(6,397)	(4,500)	(71,259)	(5,237,210)

Balance as of September 30, 2022	$805,897	$9,445,978	$56,265,185	$125,350	$223,379	$95,958	$(11,144)	$—	$66,950,603

Net change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2022	$—	$(209,895)	$(4,664,244)	$(1,090)	$(39,432)	$(6,397)	$(4,500)	$—	$(4,925,558)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of September 30, 2022.

Assets	Valuation Technique	Unobservable Inputs	Fair Value at September 30, 2022	Range of Inputs (Weighted Average)
Investments in Securities:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$30,390,151	N/A
	Comparable Company Multiples	EBITDA Multiples	15,251,680	9.5	% (a)
			8,164,555	10.0	% (a)
	Distribution Analysis	Expected Distribution Proceeds	2,458,799	N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	794,753	N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	125,350	N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	8,056,659	N/A
	Comparable Company Multiples	EBITDA Multiples	1,389,319	9.4	% (a)
Rights	Broker-dealer Quotations	Indicative Bid	95,958	N/A
Warrants	Distribution Analysis	Expected Distribution Proceeds	223,379	N/A
	Broker-dealer Quotations	Indicative Bid	—	N/A

Total Investments in Securities			$66,950,603

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. During the six-months ended September 30, 2022, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in the Fund’s Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares may also be offered to employees, officers and directors/ trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares by an investor is $10,000, and the minimum subsequent investment in Class D Shares by an investor is $1,000. The minimum investment in Class I Shares by an investor is $100,000, and the minimum subsequent investment in Class I Shares by an investor is $10,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized), and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the six-months ended September 30, 2022, the Fund paid the Investment Adviser $46,675,825 in management fees. From this amount, the Investment Adviser paid $15,528,505 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.62% (annualized) of the Fund’s average daily net assets. The Investment Adviser paid $1,275,798 in sub-advisory fees with respect to the Fund to Blackstone Real Estate Special Situations Advisors L.L.C. and Blackstone Liquid Credit Strategies LLC, respectively, both indirect wholly-owned subsidiaries of Blackstone and affiliates of the Investment Adviser, which amounted to 0.05% (annualized) of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Fund Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Distributor may pay all or a portion of the distribution and/or service fee to brokers, dealers, selling agents, other financial institutions, or other industry professionals (collectively, “intermediaries”) for distribution services, sales support services, personal services, and/or the maintenance of shareholder account services provided and related expenses incurred by such intermediaries. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”) (computed and applied on a monthly basis). Specified Expenses include all expenses incurred by the Fund with the exception of (i) distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (in each case as determined in the sole discretion of BAIA).

To the extent the estimated annualized Specified Expenses for any month exceed the Total Expense Cap, the Investment Adviser will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement at any time in its sole discretion after August 31, 2023 upon written notice to the Fund. This arrangement cannot be terminated prior to August 31, 2023, without the Board’s consent. The Fund has agreed to repay the amounts borne by the Investment Adviser under the Expense Limitation and Reimbursement Agreement within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect with respect to the Fund. The repayment may not raise the level of estimated annualized Specified Expenses in the month of repayment to exceed the Total Expense Cap or any other expense limitation agreement then in effect. During the six-months ended September 30, 2022, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At six-months ended September 30, 2022, the Fund has an amount payable to FINCO of $1,981,576

The Investment Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”) serves as custodian for certain of the Fund’s securities, commodities, cash, and other property. Blackstone Securities Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

9. Principal Investment Risks

The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. An investor may lose part or all of your investment and/ or your investment may not perform as well as other similar investments. An investment in the Fund should

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of some, but not all, of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investee Funds. Any decision to invest in the Fund should be made after a review of the full set of principal risks in the Fund’s prospectus and should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial. The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time. As applicable, references in these Risks to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investments in Investee Funds, and references to a “Manager” mean any one or more of the Investment Adviser, Sub-Advisers, and advisers to the Investee Funds.

Market Risk and Selection Risk. The Fund is subject to market risk and selection risk. Market risk is the risk that one or more markets in which the Fund invests will decline in value, including the possibility that the markets will decline sharply and unpredictably. While a Manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Significant shocks to or disruptions of the financial markets, including those caused by epidemics and pandemics, economic, natural, and man-made disasters, government action, war, or significant geopolitical events, could adversely affect the liquidity and volatility of securities held by the Fund. Market environment changes may adversely affect the performance of a model and amplify losses. Selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, including when the Fund has entered into a Basket Swap, the Fund will have significant exposure to a single counterparty.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investee Funds are sometimes illiquid and some Investee Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The prices of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

and non-hedging purposes. Derivatives can be volatile and illiquid, are subject to counterparty credit risk, and may create investment exposure greater than the initial investment.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty credit, valuation, and liquidity risks. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference securities may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate and principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of portfolio investments, resulting in lower asset values and losses to Fund investors. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.

Risks Specific to Investments in Investee Funds. In addition to risks relating to their direct investments, Investee Funds often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investee Fund level. The Fund’s investments in Investee Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Investment Adviser and the net asset value of the Fund’s shares. The Investment Adviser is also dependent on information, including performance information, provided by the Investee Funds, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s shares. Some Investee Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investee Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investee Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investee Funds also may create incentives for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investee Fund invests in a special situation investment (an investment in securities or other instruments that an Investee Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investee Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investee Funds in order to prevent the Fund from becoming an “affiliated person” of the Investee Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investee Fund, including matters that could adversely affect the Fund’s investment.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the six-months ended September 30, 2022 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$1,714,436,792	$6,810,365,585	$1,085,326,036	$6,746,343,346

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Code. The Fund has adopted a tax year-end of October 31, therefore the Consolidated Financial Statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2021. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at NAV, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

As of September 30, 2022, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,486,354,057	$456,232,524	$(691,160,354)	$(234,927,830)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended September 30, 2022 (Unaudited)

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $500,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. As of March 31, 2022, outstanding borrowings bear interest at a rate equal to 0.10%, plus the applicable margin of 1.25%, plus the One-Month USD LIBOR Rate per annum (0.45% at March 31, 2022). Effective April 7, 2022, the Fund has amended its credit agreement such that outstanding borrowings will bear interest at a rate equal to the sum of 0.10%, plus the applicable margin plus the Overnight Bank Funding Rate for such day. A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than April 6, 2023, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the six-months ended September 30, 2022, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the six months-ended September 30, 2022. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$943.70	$11.35	2.33%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,013.39	$11.76	2.33%

Class D
Actual	$1,000.00	$942.70	$12.66	2.60%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,012.03	$13.11	2.60%

Class Y
Actual	$1,000.00	$945.20	$11.02	2.26%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,013.74	$11.41	2.26%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

September 30, 2022 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the officers (“Officers”) of the Fund are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Declaration of Trust. All Trustees were elected by the initial shareholder of the Trust, except for Mr. Gilbert who was appointed to serve as Trustee by the Board.

Sub-Advisers

During the six month period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund and/or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Aperture Investors, LLC
•	Bayforest Capital Limited
•	Bayview Asset Management, LLC
•	Blackstone Liquid Credit Strategies LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C.
•	Caspian Capital LP
•	Clear Sky Advisers, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	HealthCor Management, L.P.
•	Jasper Capital Hong Kong Limited
•	Magnetar Asset Management LLC
•	Mariner Investment Group, LLC
•	Mesarete Capital LLP
•	Nephila Capital Ltd.
•	Sage Rock Capital Management LP
•	Seiga Asset Management Limited
•	TrailStone Commodity Trading US, LLC
•	Two Sigma Advisers, LP
•	Waterfall Asset Management, LLC

Compensation for Trustees and Officers

Each of the Independent Trustees is paid by the Fund Complex (as defined below) at a rate of $150,000 per fiscal year in the aggregate for his or her services to the Fund and the Subsidiaries. Mr. Brown was treated as an Independent Trustee until July 20, 2022, after which he was treated as an “interested person” (as defined in the 1940 Act) of the Fund (an “Interested Trustee”) due to a family member’s relationship with a Sub-Adviser. For his service to the Fund as Interested Trustee, Mr. Brown was paid by the Fund Complex at a rate of $129,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2022 (Unaudited)

The Chairpersons of the Board and the Audit Committee are paid by the Fund Complex an additional $35,000 and $15,000, respectively, per fiscal year. These payments are allocated to the Fund and the Subsidiaries on the basis of assets under management. The Fund and the Subsidiaries pay for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. The Trust has adopted a deferred compensation plan (the “Deferred Compensation Plan”) to allow each Independent Trustee to align his or her interest with the Fund and the Fund’s shareholders without purchasing shares of the Fund. Certain of the Independent Trustees currently participate in the Deferred Compensation Plan. Under the Deferred Compensation Plan, each participating Independent Trustee defers receipt of all or part of the compensation payable for such Trustee’s services and thereby shares in the experience alongside the Fund’s shareholders as the compensation deferred increases or decreases depending on the investment performance of the Fund. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Trust’s Deferred Compensation Plan. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Trust.

In addition, the Fund Complex also paid for a portion of the compensation of the Fund’s former Chief Compliance Officer, Kevin Michel, and the Fund’s current Chief Compliance Officer, William Renahan (Mr. Renahan succeeded Mr. Michel as Chief Compliance Officer effective August 5, 2022), during the six months ended September 30, 2022. No other officers of the Fund received compensation from the Fund Complex during the period. The following tables set forth information regarding the total compensation payable by the Fund and the Fund Complex, during the six months ended September 30, 2022, to the persons who served as Trustees and Officers of the Fund during the period:

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Frank J. Coates	$75,000	$75,000
Peter M. Gilbert	$75,000	$75,000
Paul J. Lawler	$75,000	$75,000
Kristen M. Leopold	$82,500	$82,500

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown[2]	$89,000	$89,000
Peter Koffler	None	None

Officers:

Compensated Officer	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
Chief Compliance Officer	$92,500	$92,500

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2022 (Unaudited)

[1]

These amounts represent the aggregate compensation paid to the chief compliance officer by the Fund and the aggregate compensation for the services of each Trustee to each fund in the Fund Complex for which each Trustee serves as trustee. For the purpose of this table, the “Fund Complex” consists of the Fund, the Subsidiaries, Blackstone Floating Rate Enhanced Income Fund, Blackstone Long-Short Credit Income Fund, Blackstone Private Credit Fund, Blackstone Secured Lending Fund, Blackstone Senior Floating Rate Term Fund, Blackstone Strategic Credit Fund, and SPDR Blackstone High Income ETF, SPDR Blackstone Senior Loan ETF. Other than the Fund and the Subsidiaries, no funds in the Fund Complex pay compensation to the Trustees or Officers of the Fund. Certain of the Independent Trustees have elected to defer all or part of their total compensation for the six months ended September 30, 2022, under the Trust’s Deferred Compensation Plan. Amounts deferred for the six months ended September 30, 2022 by Mssrs. Gilbert and Lawler and by Ms. Leopold were $75,000, $75,000, and $27,498, respectively.

[2]	Mr. Brown was treated as an Independent Trustee from his appointment as Trustee in March 2013 through July 20, 2022.

Form N-PORT Filings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held virtually on May 24-25, 2022 and in person on August 4, 2022, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements (“Continued Sub-Advisory Agreements”); (ii) certain amended and restated investment sub-advisory agreements (“Amended Sub-Advisory Agreements”); and (iii) certain new investment sub-advisory agreements (“New Sub-Advisory Agreements” and together with the Amended Sub-Advisory Agreements and Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Approved Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at May meeting)

•	Bayforest Capital Limited
•	Caspian Capital LP
•	Magnetar Asset Management LLC (“Magnetar”) (also amended and restated)
•	D.E. Shaw Investment Management, L.L.C.
•	Two Sigma Advisers, LP

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2022 (Unaudited)

Amended Sub-Advisory Agreements (approved at May meeting)

•	Clear Sky Advisers, LLC (“Clear Sky”)
•	Magnetar (also continued)

Continued Sub-Advisory Agreement (approved at August meeting)

•	Bayview Asset Management, LLC
•	Emso Asset Management Limited
•	Nephila Capital Ltd.
•	TrailStone Commodity Trading US, LLC

Amended Sub-Advisory Agreements (approved at August meeting)

•	Mesarete Capital LLP (“Mesarete”)
•	Mariner Investment Group, LLC (“Mariner”)

New Sub-Advisory Agreements (approved at August meeting)

•	Magnetar (a new sub-advisory agreement for an existing Sub-Adviser)

The Board held its May 2022 meeting virtually by video conference due to the ongoing COVID-19 pandemic and in reliance on the exemptive order from the SEC issued on March 13, 2020 (subsequently modified and extended on March 25, 2020 and June 19, 2020) providing temporary relief from the in person voting requirements of Section 15(c) of the 1940 Act and in compliance with the conditions therein. The Board noted that BAIA and the Fund additionally relied on an exemptive order from the SEC that permits the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Approved Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Approved Sub-Adviser.

The information the Board received in connection with the consideration of the Sub-Advisory Agreement for each of the Approved Sub-Advisers considered at the May meeting (other than in connection with the Amended Sub-Advisory Agreement for Clear Sky) and the August meeting (other than in connection with the Amended Sub-Advisory Agreement for Mariner) generally included, among other things:

(1)

a Manager Investment Review, which covered, among other things, summary information regarding each Approved Sub-Adviser’s investment thesis, strategy, investment process, and portfolio construction; a risk evaluation; an assessment of business infrastructure, valuation, trade execution and allocation, liquidity monitoring, and compliance; and a summary of the key terms of the applicable Sub-Advisory Agreement;

(2)

a sub-adviser “tear sheet,” which covered in greater detail the performance, returns, and investment exposure of each Approved Sub-Adviser that had, presently or in the past, been allocated Fund assets, including Magnetar (the “Existing Approved Sub-Advisers”); and

(3)	a completed sub-adviser 15(c) questionnaire, which provided each Approved Sub-Adviser’s responses to the Independent Trustees’ request for information.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2022 (Unaudited)

With respect to the Amended Sub-Advisory Agreements approved in May 2022 for ClearSky and Magnetar, and in August 2022 for Mesarete and Mariner, the Board reviewed the proposed amendments to each Sub-Advisory Agreement. With respect to Clear Sky, Mesarate, and Mariner, the Board considered the Amended Sub-Advisory Agreements in light of the information provided in connection with the Board’s most recent approval of the Approved Sub-Adviser’s prior sub-advisory agreements, which occurred at the Board’s meeting on November 16-17, 2021 for Clear Sky, on August 10-11, 2021 for Mesarete, and on February 15, 2022 for Mariner. With respect to the Amended Sub-Advisory Agreement for Magnetar approved in May 2022, the Board considered the amendments in light of the information provided in connection with the Board’s consideration of the continuance of the Sub-Advisory Agreement for Magnetar at the same meeting. In approving the New Sub-Advisory Agreement for Magnetar in August 2022, the Board also received the compliance policies and procedures and codes of ethics of Magnetar.

At the meetings, the Board and BAIA discussed the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating each Sub-Advisory Agreement, the Board took into account the fact that the compensation paid to the Approved Sub-Advisers would be paid by BAIA from the Fund Management Fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders.

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve each Continued Sub-Advisory Agreement, each Amended Sub-Advisory Agreement, and the New Sub-Advisory Agreement on the basis of the following factors, among others, for each Approved Sub-Adviser:

Nature, Extent, and Quality of the Services

Except as otherwise noted, the Board considered with respect to each Approved Sub-Adviser, including Magnetar (either at the relevant meeting or, in case of the Amended Sub-Advisory Agreements for Clear Sky and Mariner, by reference to the most recent approval of the Approved Sub-Adviser’s prior sub-advisory agreement):

(1)	the Approved Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Approved Sub-Adviser’s investment expertise and strengths;
(3)	the percentage of Fund assets that are, previously were, or potentially would be allocated to the Approved Sub-Adviser;
(4)	the investment return on other assets that are managed by the Approved Sub-Adviser and related investment risks;
(5)	the Sub-Adviser’s experience and performance investing in particular instruments or strategies or managing hedge funds or other products;
(6)	where applicable, the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;
(7)	where applicable, the Approved Sub-Adviser’s experience and performance as a sub-adviser to the Fund since its inception or otherwise;
(8)	the experience and depth of the Approved Sub-Adviser’s portfolio management team in managing hedge funds or other products, as applicable, and its ability to manage risk; and
(9)	any other factors deemed relevant to the determination of whether to approve or continue the Sub-Advisory Agreements.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2022 (Unaudited)

The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Approved Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Approved Sub-Advisers

The Board considered the investment performance of each Existing Approved Sub-Adviser, including, in the case of the New Sub-Advisory Agreement for Magnetar approved in August 2022, the investment performance of Magnetar as a sub-adviser to the Fund. With respect to each Existing Approved Sub-Adviser, the Board considered information about the performance record of the Fund’s assets managed by the Approved Sub-Adviser (net of trading expenses but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Approved Sub-Advisers, the Approved Sub-Adviser’s hedge fund strategy. In addition, for the Existing Approved Sub-Advisers and Magnetar, the Board considered information about performance and risk measurements of the assets that are or were managed by the Approved Sub-Adviser, if any (including with respect to Magnetar, performance and risk measurements of the assets previously managed by Magnetar), the custom index, and, if applicable, the Approved Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the Existing Approved Sub-Advisers was generally satisfactory and that the Approved Sub-Advisers were capable of providing reasonable investment performance to the Fund.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Approved Sub-Adviser, the Board considered (i) each Approved Sub-Adviser’s current or proposed sub-advisory fee for managing the allocated Fund assets, including any fee breakpoints or fulcrum fee arrangements; (ii) each Approved Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Approved Sub-Adviser from providing sub-advisory services to the Fund. The Board considered the specific resources that each Approved Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Approved Sub-Adviser’s investment process is or would be scalable. The Board also took into account the entrepreneurial, business, and other risks each Approved Sub-Adviser has undertaken, or would undertake, in serving as a sub-adviser.

The Board noted that the compensation paid to each Approved Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Approved Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Approved Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Approved Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Approved Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fee rates that BAIA pays the Approved Sub-Advisers based on allocations of Fund assets among all the Sub-Advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2022 (Unaudited)

Economies of Scale

The Board considered various financial and economic considerations relating to the arrangement with each Approved Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Approved Sub-Advisers. The Board noted challenges in identifying and measuring economies of scale, both generally and given the Fund’s multi-manager structure and the different sub-adviser fee levels and fee structures. The Board noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Approved Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Approved Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited at the time of the meetings such that the expense cap did not currently apply.

Other Benefits

The Board considered other potential benefits that each Approved Sub-Adviser may receive from serving as a sub-adviser to the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders and BAIA or BAAM, as applicable. The Board noted that each Approved Sub-Adviser benefited from its relationship with BAIA or BAAM. The Board concluded that other ancillary or “fall out” benefits derived by each Approved Sub-Adviser from its relationship with BAIA, BAAM, or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Advisory Agreement. The Board also gave due consideration to the recommendation of BAIA that the Sub-Advisory Agreements be approved as in the best interests of the Fund and its shareholders and to BAIA’s belief that the Sub-Advisory Agreements do not present any conflict of interest from which BAIA or any Approved Sub-Adviser derives an inappropriate advantage. After discussion, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Approved Sub-Adviser provides (and is proposed to provide in the case of Magnetar) to the Fund and in light of the other factors described above that the Board deemed relevant. With respect to the New Sub-Advisory Agreements, the Board also concluded that the proposed terms were in the best interests of the Fund’s shareholders, that the applicable sub-adviser could provide services the nature and quality of which are at least equal to those provided by others offering the same or similar services, and that the engagement of Magnetar was in the best interest of the Fund and its shareholders and did not involve a conflict of interest from which the Investment Adviser or any sub-adviser affiliated with the Investment Adviser derives an inappropriate advantage. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Approved Sub-Adviser’s compliance program was reasonably designed

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

September 30, 2022 (Unaudited)

to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Approved Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval or continuation of each Approved Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not on any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Advisory Agreement.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Rev November 2022

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi- Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, Blackstone Floating Rate Enhanced Income Fund, Blackstone Long-Short Credit Income Fund, Blackstone Private Credit Fund, Blackstone Secured Lending Fund, Blackstone Senior Floating Rate Term Fund, Blackstone Strategic Credit Fund, and SPDR Blackstone High Income ETF, SPDR Blackstone Senior Loan ETF.
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as Blackstone Credit and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.

Other Important Information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Contact Us

If you have any questions or comments about this Privacy Notice, or if you would like us to update information we have about you or your preferences, please email us at PrivacyQueries@Blackstone.com or access our web form www.blackstone.com/privacy.

You also may write to:

Blackstone Inc.

Attn: Legal & Compliance

345 Park Avenue

New York, NY 10154

Last Updated: July 23, 2021

Investor Data Privacy Notice

Why are you seeing this notice?

•

You may need to provide Personal Data to us as part of your investment into a fund or other investment vehicle (as applicable, the Fund) managed or advised by investment advisers or management companies that are subsidiaries of The Blackstone Group Inc. or its affiliates (and, where applicable, the general partner of the relevant Fund) (collectively, Blackstone).

•

We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates (including under applicable data protection laws). If this notice (the Data Privacy Notice) has been made available to you, you may have certain rights with respect to your Personal Data under applicable data protection laws (including as described in this Data Privacy Notice).

•

“Personal Data” has the meaning given to it under data protection laws that apply to our processing of your personal information, and includes any information that relates to, describes, identifies or can be used, directly or indirectly, to identify an individual (such as name, address, date of birth, personal identification numbers, sensitive personal information, and economic information).

•

We ask that investors promptly provide the information contained in this Data Privacy Notice to any individuals whose Personal Data they provide to the Fund or its affiliates in connection with ‘know your client’/anti-money laundering requests or otherwise.

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

Blackstone is committed to protecting and respecting your privacy. Blackstone is a global financial services firm with offices, branches, operations and entities globally, including as described at this link: https://www.blackstone.com/privacy#appendixA

•

For transparency, the Blackstone entities on whose behalf this privacy statement is made are: (i) the Fund; and (ii) where applicable, the Blackstone general partner, manager and/or investment adviser of the relevant Fund, in each case, with which you contract, transact or otherwise share Personal Data (together, the Fund Parties).

•	Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.
•

Please consult your subscription documents, private placement memorandum or other offering documentation provided to you by or on behalf of the Fund Parties which will further specify the entities and contact details of the Fund Parties relevant to our relationship with you.

•

We welcome investors and their representatives to contact us if they have any queries with respect to the Fund Parties (in particular, which Fund Parties are relevant to their relationship with Blackstone). If you have any queries, please see the ‘Contact Us’ section.

When you provide us with your Personal Data, each Fund Party that decides how and why Personal Data is processed acts as a “data controller”. In simple terms, this means that the Fund Party makes certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law.

Where your Personal Data is processed by an entity controlled by, or under common control with, the Blackstone entity/ies managing a Fund for its own purposes, this entity will also be a data controller.

What Personal Data do we collect about you?

The types of Personal Data that we collect and share depends on the product or service you have with us and the nature of your investment.

The Personal Data collected about you will help us to provide you with a better service and facilitate our business relationship.

We may combine Personal Data that you provide to us with Personal Data that we collect from you, or about you from other sources, in some circumstances. This will include Personal Data collected in an online or offline context.

As a result of our relationship with you as an investor, in the past 12 months we may have collected Personal Data concerning you in the following categories:

•

Identifiers (e.g., real name, alias, postal address, email address, social security or driver’s licence number, government ID, signature, telephone number, education, employment, employment history, financial information, including tax-related information/codes and bank account details, information used for monitoring and background checks to comply with laws and regulations, including ‘know your client’, anti-money laundering, and sanctions checks, online registration details, and other contact information);

•	Sensitive/protected characteristic information (e.g., age/date of birth, nationality, citizenship, country of residence, gender, and other information used to comply with laws and regulations);
•

Commercial information (e.g., assets, income, transaction and investment history, accounts at other institutions, financial positions/returns, information concerning source of funds and any applicable restrictions on your investment such as political exposure or sanctions);

•	Internet or other network activity (e.g., browsing or search history, information regarding interaction with an internet website, application, or advertisement, online identifiers such as cookies);
•

Sensory and surveillance data (e.g., recordings of telephone calls where permitted or required by law, video (surveillance) recordings, closed-circuit television (CCTV) images and recordings, and other records of your interactions with us or our service providers, including electronic communications);

•	Professional or employment-related information (e.g., current or past job history); and
•

Inferences drawn from other personal information (e.g., profiles reflecting preferences and trends, based on information such as assets, investment experience, risk tolerance, investment activity, and transaction history).

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

What	How

Personal Data that you give us

∎   From the forms and any associated documentation that you complete when subscribing for an investment, shares, interests, and/or opening an account with us. This can include information about your name, address, date of birth, passport details or other national identifier, driving license, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s), and financial-related data (such as returns and financial positions)

∎ When you provide it to us in correspondence and conversations, including electronic communications such as email and telephone calls
∎ When you make transactions with respect to the Fund
∎ When you interact with our online platforms and websites (such as bxaccess.com)
∎ When you purchase securities from us and/or tell us where to send money
∎ From cookies, web beacons, and similar interactions when you or your devices access our sites
∎ When we need to identify you and/or complete necessary security checks, where you visit one of our buildings or attend meetings. This can include form of ID, and your image for CCTV purposes.

Personal Data that we obtain from others	We obtain Personal Data from:
∎ Publicly available and accessible directories and sources
∎ Bankruptcy registers

∎   Tax authorities, including those that are based outside the territory in which you are located or domiciled, including the Cayman Islands, the United Kingdom (UK) and the European Economic Area (EEA), if you are subject to tax in another jurisdiction

∎ Governmental and competent regulatory authorities to whom we have regulatory obligations
∎ Credit agencies
∎ Fraud prevention and detection agencies / organizations
∎ Transaction counterparties

Why do we process your Personal Data?

We may process or disclose your Personal Data for the following reasons:

Why	How

Contract	It is necessary to perform our contract with you to:
∎ Administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares or interests) in our Funds
∎ Meet the resulting contractual obligations we have to you
∎ Facilitate the continuation or termination of the contractual relationship between you and the Fund
∎ Facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law	It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject, in order to:
∎ Undertake our client and investor due diligence, and on-boarding checks
∎ Carry out verification, ‘know your client’, terrorist financing, sanctions, and anti-money laundering checks
∎ Verify the identity and addresses of our investors (and, if applicable, their beneficial owners)
∎ Comply with requests from regulatory, governmental, tax and law enforcement authorities
∎ Carry out surveillance and investigations
∎ Carry out audit checks
∎ Maintain statutory registers
∎ Prevent and detect fraud
∎ Comply with sanctions requirements

Legitimate Interests	For our legitimate interests or those of a third party (such as a transaction counterparty or lender) to:
∎ Manage and administer your holding in any Funds in which you are invested, and any related accounts on an ongoing basis
∎ Assess and process any applications or requests made by you
∎ Open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund scheme
∎ Send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund scheme
∎ Address or investigate any complaints, claims, proceedings or disputes
∎ Provide you with, and inform you about, our investment products and services
∎ Monitor and improve our relationships with investors
∎ Comply with applicable prudential and regulatory obligations, including anti-money laundering, sanctions and ‘know your client’ checks
∎ Assist our transaction counterparties to comply with their regulatory and legal obligations (including anti-money laundering, ‘know your client’, terrorist financing, and sanctions checks)
∎ Manage our risk and operations
∎ Comply with our accounting and tax-reporting requirements

Why	How

∎   Comply with our audit requirements

∎   Assist with internal compliance with our policies and processes

∎   Ensure appropriate group management and governance

∎   Keep our internal records

∎   Prepare reports on incidents/accidents

∎   Protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

∎   Analyze and manage commercial risks

∎   Seek professional advice, including legal advice

∎   Enable any actual or proposed assignee or transferee, participant or sub-participant of the partnership’s or Fund vehicles’ rights or obligations to evaluate proposed transactions

∎   Facilitate business asset transactions involving the Fund partnership or Fund-related vehicles

∎   Monitor communications to/from us using our systems

∎   Protect the security and integrity of our information technology systems

∎   Protect the security and safety of our buildings and locations where we operate

∎   Operate, run and schedule online meetings, webinars and conferences (for example, using Zoom and other online meeting platforms)

∎   Manage our financing arrangements with our financiers and financing transaction counterparties, including payment providers, intermediaries, and correspondent/agent banks

∎   Monitor the operation of Fund distribution platforms, where these are operated by third parties or service providers

We only rely on these interests where we have considered that, on balance, the legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described in ‘Legitimate Interests’ above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data With

Your Personal Data will be shared with:

Who	Why

Fund Associates

We share your Personal Data with our associates, related parties and members of our group. This is:

∎   To manage our relationship with you

∎   For the legitimate interests of a third party in carrying out anti-money laundering, ‘know your client’, and other compliance checks required of them under applicable laws and regulations

∎   For the purposes set out in this Data Privacy Notice

Fund Managers, Depositories, Administrators, Custodians, Distributors, Investment Advisers

∎   Delivering the services you require

∎   Managing your investment

∎   Supporting and administering investment-related activities

∎   Complying with applicable investment, anti-money laundering and other laws and regulations

Tax Authorities

∎   To comply with applicable laws and regulations

∎   Where required or requested by tax authorities in the territory in which you are located or domiciled (in particular, Cayman Island or UK/EEA tax authorities) who, in turn, may share your Personal Data with foreign tax authorities

∎   Where required or requested by foreign tax authorities, including outside of the territory in which you are located or domiciled (including outside the Cayman Islands or UK/EEA)

Service Providers

∎   Delivering and facilitating the services needed to support our business relationship with you (including cloud services)

∎   Supporting and administering investment-related activities

∎   Where disclosure to the service provider is considered necessary to support Blackstone with the purposes described in section 5 of this Data Privacy Notice

Financing Counterparties, Lenders, Correspondent and Agent Banks

∎   Assisting these transaction counterparties with regulatory checks, such as ‘know your client’, and anti-money laundering procedures

∎   Sourcing credit for Fund-related entities in the course of our transactions and fund life cycles

Our Lawyers, Auditors and other Professional Advisers

∎   Providing you with investment-related services

∎   To comply with applicable legal and regulatory requirements

∎   Supporting Blackstone with the purposes described in section 5 of this Data Privacy Notice

In exceptional circumstances, we will share your Personal Data with:

•	Competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory; and
•	Other organizations and agencies—where we are required to do so by law.

For California residents, in the preceding 12 months, we may have disclosed Personal Data listed in any of the categories in “What Personal Data do we collect about you?” above for a business purpose (in particular, as described in this section).

We have not sold Personal Data in the 12 months preceding the date of this Data Privacy Notice.

Do you have to provide us with this Personal Data?

Where we collect Personal Data from you, we will indicate if:

•	Provision of the Personal Data is necessary for our compliance with a legal obligation; or
•	It is purely voluntary and there are no implications for you if you do not wish to provide us with it.

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Some of the Personal Data that we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data Internationally

We may transfer your Personal Data between different countries to recipients in countries other than the country in which the information was originally collected (including to our affiliates and group members, members of the Fund’s partnership, transaction counterparties, and third-party service providers). Where you are based in the UK, the EU, or another country which imposes data transfer restrictions outside of its territory, this includes transfers outside of the UK and the European Economic Area (“EEA”) or that geographical area, to those countries in which our affiliates, group members, service providers and business partners operate. Those countries may not have the same data protection laws as the country in which you initially provided the information.

Where we transfer Personal Data outside of the UK, the EEA, or other territories subject to data transfer restrictions to other members of our group, our service providers or another third party recipient, we will ensure that our arrangements with them are governed by data transfer agreements or appropriate safeguards, designed to ensure that your Personal Data is protected as required under applicable data protection law (including, where appropriate, under an agreement on terms approved for this purpose by the European Commission or by obtaining your consent).

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see the ‘Contact Us’ section for details.

Consent—and Your Right to Withdraw It

Except as may otherwise be required by local law, we do not generally rely on obtaining your consent to process your Personal Data. In particular, we do not generally rely on obtaining your consent where our processing of your Personal Data is subject only to the data protection laws of the UK/EEA (in these circumstances we will usually rely on another legal basis more appropriate in the circumstances, including those set out in “Why do we process your Personal Data?” above). If we do rely on consent for processing of your Personal Data, you have the right to withdraw this consent at any time. Please contact us or send us an email at PrivacyQueries@Blackstone.com at any time if you wish to do so.

Where required by applicable law, we will obtain your consent for the processing of your Personal Data for direct marketing purposes. If you do receive direct marketing communications from us (for example, by post, email, fax or telephone), you may opt-out by clicking the link in the relevant communication, completing the forms provided to you (where relevant), or by contacting us (see the ‘Contact Us’ section for details).

Retention and Deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations or, where longer, such longer period as is required or permitted by law or regulatory obligations which apply to us. We will generally:

•	Retain Personal Data about you throughout the life cycle of any investment you are involved in; and
•	Retain some Personal Data after your relationship with us ends.

As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any fund and there is no longer any legal / regulatory requirement, or business purpose, for retaining your Personal Data.

Your Rights

You may, subject to certain limitations, have data protection rights depending on the data protection laws that apply to our processing of your Personal Data, including the right to:

•

Access your Personal Data, and some related information, including the purpose for processing the Personal Data, the categories of recipients of that Personal Data to the extent that it has been transferred internationally, and, where the Personal Data has not been collected directly from you, the source (the category information)

•	Restrict the use of your Personal Data in certain circumstances
•	Have incomplete or inaccurate Personal Data corrected
•	Ask us to stop processing your Personal Data
•	Require us to delete your Personal Data in some limited circumstances

You also have the right in some circumstances to request us to “port” your Personal Data in a portable, re-usable format to other organizations (where this is possible).

California residents may also request certain information about our disclosure of Personal Data during the prior year, including category information (as defined above).

We review and verify requests to protect your Personal Data, and will action data protection requests fairly and in accordance with applicable data protection laws and principles.

If you wish to exercise any of these rights, please see the ‘Contact Us’ section for details.

Concerns or Queries

We take your concerns very seriously. We encourage you to bring to our attention any concerns you have about our processing of your Personal Data. This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Please see the ‘Contact Us’ section for details.

Please also contact us via any of the contact methods listed below if you have a disability and require an alternative format of this Data Privacy Notice.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. In particular:

Country	Supervisory Authority

Cayman Islands	Cayman Islands Ombudsman (available at: https://ombudsman.ky)

European Union	A list of the EU data protection authorities and contact details is available by clicking this link: http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080

United Kingdom	Information Commissioner’s Office (available at: https://ico.org.uk/global/contact-us/)

Contact Us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email or access our web form by emailing PrivacyQueries@Blackstone.com.

Contact us in writing using this address:

Address	For EU/UK related queries: 40 Berkeley Square, London, W1J 5AL, United Kingdom All other queries: 345 Park Avenue, New York, NY 10154

A list of country-specific addresses and contacts for locations where we operate is available at https://www.blackstone.com/privacy#appendixA.

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review. Please check regularly for any updates at our investor portal (www.bxaccess.com).

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodians

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

U.S. Bank N.A.

U.S. Bank Tower

425 Walnut Street

Cincinnati, OH 45202

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President (Principal Executive Officer)

Sarah Kassman, Secretary

Kevin Michel, Chief Legal Officer

Thomas Procida, Treasurer (Principal Financial and Accounting Officer)

William Renahan, Chief Compliance Officer

Sherilene Sibadan, Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to this semi-annual report.

   (2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

  (3) Not applicable.

  (4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)
Date November 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)
Date November 29, 2022

By (Signature and Title)	/s/ Thomas Procida
Thomas Procida, Treasurer (Principal Financial and Accounting Officer)
Date November 29, 2022